As filed with the Securities and Exchange	Registration No. 33-75996*
Commission on April 13, 2007	Registration No. 811-02512

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 35 To

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

and Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account B of

ING Life Insurance and Annuity Company

     151 Farmington Avenue, TS31, Hartford, Connecticut 06156 Depositor’s Telephone Number, including Area Code: (860) 723-2239 Michael A. Pignatella, Counsel ING US Legal Services 151 Farmington Avenue, TS31, Hartford, Connecticut 06156

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b) of Rule 485
X	on April 30, 2007 pursuant to paragraph (b) of Rule 485

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Group Deferred Fixed and Variable Annuity Contracts

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statements: 33-88722, 2-52448; and the individual deferred compensation contracts covered by Registration Statement No. 33-76000.

PART A

VARIABLE ANNUITY ACCOUNT B ING Life Insurance and Annuity Company

Supplement Dated April 30, 2007

To the Prospectus and Contract Prospectus Summary dated April 30, 2007

Group Variable Annuity Contracts for Employer-Sponsored Deferred Compensation Plans

Producers' Deferred Compensation Plan and Producers' Incentive Savings Plan

This supplement relates to the Producers' Deferred Compensation Plan and the Producers' Incentive Savings Plan (the "Plans") for career agents and certain brokers of Aetna Life Insurance Company and ING Life Insurance and Annuity Company. The Plans have met the criteria allowing for the reduction or elimination of certain charges under the contract. The Company will not deduct a maintenance fee or an early withdrawal charge under the contract. See "Fees."

Insurance products issued by ING Life Insurance and Annuity Company. Securities offered through ING Financial Advisers, LLC (Member SIPC), 151 Farmington Avenue, Hartford, CT 06156, or through other Broker-Dealers with which it has a selling agreement. These companies are wholly owned, indirect subsidiaries of ING Groep N.V. Insurance obligations are the responsibility of each individual company.

XCS.75996-07AB	April 2007
C07-0403-018R (04/2007)

ING Life Insurance and Annuity Company

and its

Variable Annuity Account B

Group Variable Annuity Contracts for Employer-Sponsored

Deferred Compensation

Supplement dated April 30, 2007 to your current variable annuity Contract Prospectus,

Contract Prospectus Summary and Statement of Additional Information

This supplement updates certain information contained in your current variable annuity Contract Prospectus, Contract Prospectus Summary and Statement of Additional Information (SAI). Please read it carefully and keep it with your variable annuity Contract Prospectus, Contract Prospectus Summary and SAI.

NOTICE OF FUND SUBSTITUTIONS

Effective July 27, 2007, and pursuant to applicable regulatory approvals, ING Life Insurance and Annuity Company (the “Company”) and Variable Annuity Account C (the “Separate Account”) will replace certain funds in which the subaccounts of the Separate Account invest (the “Replaced Funds”) with certain other funds (the “Substitute Funds”) as follows:

Replaced Funds	Substitute Funds

Lord Abbett Series Fund - Growth and Income Portfolio	ING Lord Abbett Affiliated Portfolio (Class I)
(Class VC)
Pioneer Equity Income VCT Portfolio (Class I)	ING Pioneer Equity Income Portfolio (Class I)
Pioneer Fund VCT Portfolio (Class I)	ING Pioneer Fund Portfolio (Class I)
Pioneer High Yield VCT Portfolio (Class I)	ING Pioneer High Yield Portfolio (I Class)
Pioneer Mid Cap Value VCT Portfolio (Class I)	ING Pioneer Mid Cap Value Portfolio (Class I)

Important Information about the Substitutions.

  Effective July 27, 2007, the subaccounts which invest in the Replaced Funds will no longer be available through your variable annuity contract.

  Prior to the effective date of the substitutions and for thirty days thereafter you may transfer amounts allocated to a subaccount which invests in a Replaced Fund to any other subaccount or any available fixed account free of charge and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers.

  On the effective date of the substitutions, existing investments and ongoing allocations to a subaccount which invests in a Replaced Fund will be automatically reallocated to the subaccount which invests in the corresponding Substitute Fund.
  Thereafter, all future allocations directed to a subaccount which invested in a Replaced Fund will be automaticallyallocated to the corresponding Substitute Fund.

  The investment objective and policies of each Substitute Fund are the same as, similar to or consistent with the investment objective and policies of the corresponding Replaced Fund. The investment objective of each Substitute Fund is more fully described in each Substitute Fund's prospectus.

  A prospectus for each of the Substitute Funds has previously been sent to you or accompanies this supplement. Read these materials carefully before deciding what to do with amounts allocated to subaccounts which invest in the Replaced Funds. Should you need additional prospectuses, please call the number listed in your Contract Prospectus under "Questions: Contacting the Company" or the first page of your Contract Prospectus Summary.

  Although the total expenses of each Substitute Fund are less than or equal to the total expenses of the corresponding Replaced Fund, you should know that the Company and its affiliates expect to collectively receive higher levels of revenue from each Substitute Fund than from the corresponding Replaced Fund. This additional revenue is primarily realized in the form of management and service fees the Substitute Funds will pay to certain of the Company’s affiliates (the prospectus applicable to each Substitute Fund details these amounts). By contrast, the corresponding fees of the Replaced Funds are paid to non-ING entities. The Company therefore has a financial incentive to proceed with the substitution.

X.75996-07	Page 1 of 2	April 2007
C07-0403-010R

Insurance products issued by ING Life Insurance and Annuity Company. Securities offered through ING Financial Advisers, LLC (Member SIPC), 151 Farmington Avenue, Hartford, CT 06156, or through other Broker-Dealers with which it has a selling agreement. These companies are wholly owned, indirect subsidiaries of ING Groep N.V. Insurance obligations are the responsibility of each individual company.

X.75996-07	Page 2 of 2	April 2007
C07-0403-010R

ING Life Insurance and Annuity Company Variable Annuity Account B

GROUP VARIABLE ANNUITY CONTRACTS FOR EMPLOYER-SPONSORED

DEFERRED COMPENSATION

CONTRACT PROSPECTUS – APRIL 30 , 2007

The Contracts. The contracts described in this prospectus are group deferred fixed and variable annuity contracts issued by ING Life Insurance and Annuity Company (the Company). They are intended to be used as funding vehicles for certain types of retirement plans, including those that qualify for beneficial tax treatment, and/or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (Tax Code). The contracts were formerly sold as both group contracts and employer-owned individual contracts.

Why Reading this Prospectus is Important. Before you participate in the contract through a retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.

Table of Content … page 3

Investment Options. The contracts offer variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. You do not invest directly in or hold shares of the funds. Each subaccount invests in one of the mutual funds (funds) listed on the next page. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund.

Risks Associated with Investing in the Funds. Information about the risks of investing in the funds is located in the “Investment Options” section of this prospectus on page 10, in Appendix IV to this prospectus, “Fund Descriptions” and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

Fixed Interest Options.

>	Guaranteed Accumulation Account
>	Fixed Plus Account
>	Fixed Account

Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in the appendices to this prospectus. There is also a separate prospectus for the Guaranteed Accumulation Account.

Compensation. We pay compensation to broker-dealers whose registered representatives sell the contracts. See “Contract Distribution” for further information about the amount of compensation we pay.

Getting Additional Information. You may obtain the April 30, 2007 Statement of Additional Information (SAI) free of charge by indicating your request on your enrollment materials, by calling the Company at 1-800-262-3862 or by writing to us at the address listed in the “Questions: Contacting the Company” section of this prospectus. You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission (SEC) web site, http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Branch. Information on the operation of the SEC Public Reference Branch may be obtained by calling 1-202-551-8090 or 1-800-SEC-0330, e-mailing publicinfo@sec.gov or by writing to SEC Public Reference Branch, 100 F Street, NE, Room 1580, Washington, D.C. 20549. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 033-75996. The number assigned to the registration statement for the Guaranteed Accumulation Account is 333-141040. The SAI table of contents is listed on page 41 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by current prospectuses of the funds. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

PRO.75996-07

CONTRACT PROSPECTUS – APRIL 30, 2007 (CONTINUED)

The Funds

AIM V.I. Capital Appreciation Fund	ING Neuberger Berman Partners Portfolio	ING Wells Fargo Small Cap Disciplined
(Series I)	(S Class)	Portfolio (Class S)
AIM V.I. Core Equity Fund (Series I)	ING OpCap Balanced Value Portfolio	ING VP Financial Services Portfolio
Calvert Social Balanced Portfolio	(S Class)	(Class I)
Fidelity® VIP Contrafund® Portfolio (Initial	ING Oppenheimer Global Portfolio	ING VP Global Science and Technology
Class)	(I Class)	Portfolio (Class I)
Fidelity® VIP Equity-Income Portfolio	ING Oppenheimer Main Street Portfolio®	ING VP Growth and Income Portfolio
(Initial Class)	(Class S)	(Class I)
Fidelity® VIP Growth Portfolio	ING Oppenheimer Strategic Income	ING VP Growth Portfolio (Class I)
(Initial Class)	Portfolio (I Class)	ING VP Index Plus International Equity
Fidelity® VIP Overseas Portfolio	ING PIMCO High Yield Portfolio	Portfolio (Class S)
(Initial Class)	(Class S)	ING VP Index Plus LargeCap Portfolio
Franklin Small Cap Value Securities Fund	ING PIMCO Total Return Portfolio	(Class I)
(Class 2)	(S Class)	ING VP Index Plus MidCap Portfolio
ING AllianceBernstein Mid Cap Growth	ING Pioneer Equity Income Portfolio	(Class I)
Portfolio (Class S)	(Class I)(2)	ING VP Index Plus SmallCap Portfolio
ING American Century Large Company	ING Pioneer Fund Portfolio (Class I)	(Class I)
Value Portfolio (S Class)	ING Pioneer High Yield Portfolio	ING VP Intermediate Bond Portfolio
ING American Century Small-Mid Cap	(I Class)	(Class I)
Value Portfolio (S Class)	ING Pioneer Mid Cap Value Portfolio	ING VP International Equity Portfolio
ING Baron Asset Portfolio (S Class)	(Class I)	(Class I)
ING Baron Small Cap Growth Portfolio	ING Solution 2015 Portfolio	ING VP International Value Portfolio
(S Class)	(S Class)(3)	(Class I)
ING BlackRock Large Cap Growth Portfolio	ING Solution 2025 Portfolio	ING VP MidCap Opportunities Portfolio
(Class I)	(S Class)(3)	(Class I)
ING Columbia Small Cap Value II	ING Solution 2035 Portfolio	ING VP Money Market Portfolio (Class I)
Portfolio (S Class)	(S Class)(3)	ING VP Real Estate Portfolio (Class I)
ING Davis Venture Value Portfolio	ING Solution 2045 Portfolio	ING VP Small Company Portfolio (Class I)
(S Class)	(S Class)(3)	ING VP SmallCap Opportunities Portfolio
ING Evergreen Health Sciences Portfolio	ING Solution Income Portfolio	(Class I)
(Class S)	(S Class)(3)	ING VP Strategic Allocation Conservative
ING FMRSM Diversified Mid Cap Portfolio	ING Stock Index Portfolio (Class I)	Portfolio (Class I)
(Class S) *	ING T. Rowe Price Capital Appreciation	ING VP Strategic Allocation Growth
ING FMRSM Large Cap Growth Portfolio	Portfolio (Class S)	Portfolio (Class I)
(Class I)*(1)	ING T. Rowe Price Diversified Mid Cap	ING VP Strategic Allocation Moderate
ING Fundamental Research Portfolio	Growth Portfolio (I Class)	Portfolio (Class I)
(S Class)	ING T. Rowe Price Equity Income	ING VP Value Opportunity Portfolio
ING Global Resources Portfolio (Class S)	Portfolio (Class S)	(Class I)
ING JPMorgan Emerging Markets Equity	ING T. Rowe Price Growth Equity	Lord Abbett Series Fund – Growth and
Portfolio (Class S)	Portfolio (I Class)	Income Portfolio (Class VC)
ING JPMorgan International Portfolio	ING Templeton Foreign Equity Portfolio	Lord Abbett Series Fund – Mid-Cap Value
(I Class)	(S Class)	Portfolio (Class VC)
ING JPMorgan Mid Cap Value Portfolio	ING Templeton Global Growth (Class I)	OpCap Mid Cap Portfolio(4)
(S Class)	ING Thornburg Value Portfolio (I Class)(1)	Oppenheimer Main Street Small Cap
ING JPMorgan Small Cap Core Equity	ING UBS U.S. Large Cap Equity Portfolio	Fund® /VA
Portfolio (Class S)(1)	(I Class)	PIMCO VIT Real Return Portfolio
ING Julius Baer Foreign Portfolio (Class S)	ING Van Kampen Comstock Portfolio	(Administrative Class)
ING Legg Mason Partners Aggressive	(S Class)	Pioneer Emerging Markets VCT Portfolio
Growth Portfolio (I Class)	ING Van Kampen Equity and Income	(Class I) (4)
ING Legg Mason Value Portfolio (Class S)	Portfolio (I Class)	Pioneer Fund VCT Portfolio (Class I)
ING Lord Abbett Affiliated Portfolio	ING Van Kampen Growth and Income	Pioneer High Yield VCT Portfolio (Class I)
(Class I)	Portfolio (Class S)	Pioneer Mid Cap Value VCT Portfolio
ING Marsico Growth Portfolio (Class S)	ING Van Kampen Real Estate Portfolio	(Class I)
ING Marsico International Opportunities	(Class S)	Wanger International Small Cap(4)
Portfolio (Class S)	ING Wells Fargo Disciplined	Wanger Select
ING MFS Total Return Portfolio (Class S)	Value Portfolio (Class S)(1)	Wanger U.S. Smaller Companies
ING MFS Utilities Portfolio (Class S)

* FMRSM is a service mark of Fidelity Management & Research Company.

(1)	This fund has changed its name to the name listed above. See Appendix IV – Fund Descriptions for a complete list of former and current fund names.
(2)	This fund is scheduled to be available on May 11, 2007.
(3)	These funds are structured as fund of funds that invest directly in shares of underlying funds. See “Fees – Fund Fees and Expenses” for additional information.
(4)	This fund is scheduled to be available on May 7, 2007.

PRO.75996-07

2

                                                       TABLE OF CONTENTS

Contract Overview: 4
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Who’s Who
The Contract and Your Retiremen
Contract Rights
Contract Facts
Contract Phases: The Accumulation Phase, The Income Phase

Fee Table			6
Condensed Financial Information			8
Variable Annuity Account B			8
The Company			9
Investment Options			10
Transfers			11
Contract Purchase and Participation			14
Contract Ownership and Rights			16
Right to Cancel			16
Fees			17
Your Account Value			23
Withdrawals			25
Systematic Distribution Options			26
Death Benefit			27
The Income Phase			28
Contract Distribution			31
Taxation			34
Other Topics			39
Performance Reporting - Voting Rights - Contract Modification - Legal Matters and Proceedings - Payment
Delay or Suspension - Transfer of Ownership; Assignment - Intent to Confirm Quarterly
Contents of the Statement of Additional Information			41
Appendix I	--	Guaranteed Accumulation Account	42
Appendix II	--	Fixed Account	44
Appendix III	--	Fixed Plus Account	45
Appendix IV	--	Fund Descriptions	47
Appendix V	--	Condensed Financial Information	59

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3

CONTRACT OVERVIEW

Questions: Contacting the
Company. Contact your local	The following is intended as a summary. Please read each section of this
representative or write or call	prospectus for additional information.
our Home Office:

ING	Who’s Who
USFS Customer Service
Defined Contribution	You (the participant): The individual participating in a retirement plan, where
Administration , TS21	the plan uses the contract as a funding option.
151 Farmington Avenue
Hartford, CT 06156-1277	Plan Sponsor: The sponsor of your retirement plan. Generally, your employer.
1-800-262-3862

Sending Forms and Written	Contract Holder: The person or entity to whom we issue the contract.
Requests in Good Order.	Generally, the plan sponsor. We may also refer to the contract holder as the contract holder.
If you are writing to change
your beneficiary, request a	We (the Company): ING Life Insurance and Annuity Company. We issue the
withdrawal or for any other	contract.
purpose, contact your local
representative or the Company	For greater detail, please review “Contract Ownership and Rights” and
to learn what information is	“Contract Purchase and Participation.”
required in order for the request
to be in “good order.” By
contacting us, we can provide	The Contract and Your Retirement Plan
you with the appropriate
administrative form for your	Retirement Plan (plan): A plan sponsor has established a retirement plan for
requested transaction.	you. This contract is offered as a funding option for that plan. We are not a party to the plan, so the terms and the conditions of the contract and the plan
Generally, a request is	may differ.
considered to be in “good order”
when it is signed, dated and
made with such clarity and	Plan type. We refer to plans in this prospectus as 457 plans or non-section 457
completeness that we are not	plans. For a description of each, see “Taxation.”
required to exercise any
discretion in carrying it out.	Use of an Annuity Contract in your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they
We can only act upon written	are withdrawn. However, in the case of a deferred compensation arrangement
requests that are received in	(such as 457 plans or non-section 457 plans), an annuity contract is not
good order.	necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the arrangement itself.
Annuities do provide other features and benefits (such as the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See
“Contract Purchase and Participation.”

Contract Rights

The contract holder holds all rights under the contract, but may permit you to exercise those rights through the plan. For example, the contract may permit the contract holder to select investment options for your account dollars. The plan may permit you to exercise that right. For greater detail see “Contract
Ownership and Rights.”

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4

Contract Facts

Free Look/Right to Cancel: Contract holders may cancel the contract no later than 10 days after they receive the contract (or a longer period if required by state law). See “Right To Cancel.”

Death Benefit: A beneficiary may receive a benefit in the event of your death during both the accumulation and income phases. The availability of a death benefit during the income phase depends upon the income phase payment option selected. See “Death Benefit” and “The Income Phase.”

Withdrawals: During the accumulation phase, the contract holder may, on your behalf and subject to the limits in the contract, withdraw all or a part of your account value. Certain fees and taxes may apply. See “Withdrawals” and “Taxation.”

Systematic Distribution Options: If available under your contract, the contract holder may elect on your behalf for you to receive regular payments from your account, while retaining the account in the accumulation phase. See “Systematic Distribution Options.”

Fees: Certain fees are deducted from your account value. See “Fee Table” and “Fees.”

Taxation: You will not generally pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn (or otherwise made available to you or a beneficiary). Amounts you receive as a distribution will be generally included in your gross income and will be subject to taxation. Tax penalties may apply in some circumstances. See “Taxation.”

Contract Phases

I. Accumulation Phase (accumulating retirement benefits)		Payments to Your Account

STEP 1: You or the contract holder provide the Company with		Step 1 ||
your completed enrollment materials. The contract holder
directs us to set up an account for you.	ING Life Insurance and Annuity Company

STEP 2: The contract holder, or you if permitted by your plan,	(a) ||	Step 2			(b) ||
directs us to invest your account dollars in any of the:		Variable Annuity Account B Variable Investment Options
(a) Fixed Interest Options; and/or	Fixed Interest Options
(b) Variable Investment Options. (The variable investment
options are the subaccounts of Variable Annuity Account B.
Each one invests in a specific mutual fund.)
The Subaccounts
STEP 3: The subaccount(s) selected purchases shares of its		A	B	Etc.
corresponding fund.			|| Step 3 ||
		Mutual Fund A	Mutual Fund B

II. The Income Phase (receiving income phase payments from your contract)

The contract offers several payment options. See “The Income Phase.” In general, you may:

>	Receive income phase payments over a lifetime or for a specified period;
>	Receive income phase payments monthly, quarterly, semi-annually or annually;
>	Select an option that provides a death benefit to beneficiaries; and
>	Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.

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FEE TABLE
In This Section:
>	Maximum Contract Holder	The following tables describe the fees and expenses that you will pay when
Transaction Expenses;	buying, owning, and withdrawing from your contract. The first table
>	Annual Maintenance Fee;	describes the fees and expenses that you will pay at the time that you buy
>	Maximum Separate
Account Annual Expenses;	the contract, withdraw from the contract, or transfer cash value between
>	Total Annual Fund	investment options. State premium taxes may also be deducted.* See “The
Operating Expenses;	Income Phase” for fees that may apply after you begin receiving payments
>	Hypothetical Examples;	under the contract.
and
>	Fees Deducted by the	Maximum Contract Holder Transaction Expenses
Funds.
Early Withdrawal Charge[1]
Also see the “Fees” Section	(as a percentage of amount withdrawn)	5%
for:
>	Early Withdrawal Charge
Schedules;	1	This is a deferred sales charge. The percentage will be determined by the
>	Redemption Fees;	applicable early withdrawal charge schedule in the “Fees” section. In
>	How, When and Why Fees	certain cases, this charge may not apply to a portion or all of your
are Deducted;	withdrawal. The early withdrawal charge reduces over time. These fees
>	Reduction, Waiver and/or	may be waived, reduced or eliminated in certain circumstances. See the
Elimination of Certain	“Fees” section.
Fees;
>	Premium and Other Taxes;	The next table describes the fees and expenses that you will pay
and	periodically during the time that you own the contract, not including fund fees and expenses.

See “The Income Phase” for:	Annual Maintenance Fee
>	Fees during the income
phase.	Installment Purchase Payment Accounts	$20.00[2]
Single Purchase Payment Accounts	$0.00

Maximum Separate Account Annual Expenses
(as a percentage of average account value)

Mortality and Expense Risk Charge	1.25%[2]
Administrative Expense Charge	0.25%[3]
Total Separate Account Expenses	1.50%
2	These charges may be waived, reduced or eliminated in certain circumstances. See “Fees.”
3	We only impose this charge under some contracts. See “Fees.”

*State premium taxes (which currently range from 0% to 4% of premium payments) may apply, but are not reflected in the fee tables or examples. See “Premium and Other Taxes.”

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The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

	Minimum	Maximum
Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets, including management fees,
distribution (12b-1) and/or service fees, and other expenses)	0.27%	1.52%

Hypothetical Examples

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract holder transaction expenses, contract fees including an annual maintenance fee of $20 (converted to a percentage of assets equal to 0.019%), separate account annual expenses, and fund fees and expenses.

Example 1: The following Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value at				(B) If you do not withdraw your entire account
the end of the applicable time period*:				value or if you select an income phase payment
option at the end of the applicable time period**:

1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

$817	$1,469	$2,147	$3,354	$307	$939	$1,596	$3,354

Example 2: The following Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value at				(B) If you do not withdraw your entire account
the end of the applicable time period*:				value or if you select an income phase payment
option at the end of the applicable time period**:

1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

$698	$1,113	$1,555	$2,104	$182	$563	$969	$2,104

*

This example reflects deduction of an early withdrawal charge calculated using the schedule applicable to Installment Purchase Payment Accounts. The Installment Purchase Payment Accounts schedule is listed in “Fees.” Under that schedule, if only one $10,000 payment was made as described above, fewer than 5 purchase payment periods would have been completed at the end of years 1, 3 and 5, and the 5% charge would apply. At the end of the tenth account year, the early withdrawal charge is waived regardless of the number of purchase payment periods completed, and no early withdrawal charge would apply.

**

This example does not apply if during the income phase a nonlifetime payment option is elected with variable payments is selected and a lump-sum withdrawal is requested within 3years after payments start. In this case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge as shown in Example A.

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Fees Deducted by the Funds

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. See the “Fees” section of this prospectus, and the fund prospectuses, for further information. Fund fees are one factor that impact the value of a fund share. To learn about additional factors, refer to the fund prospectuses.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. See “Fees - Fund Fees and Expenses” for additional information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. See “Fees -Fund Fees and Expenses” for additional information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In Appendix V, we provide condensed financial information about the Variable Annuity Account B subaccounts available under the contracts. The tables show the value of the subaccounts over the past 10 years. For subaccounts that were not available 10 years ago, we give a history from the date of first availability or the date purchase payments were first received (as noted in the tables).

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account B and the consolidated financial statements and the related notes to financial statements for ING Life Insurance and Annuity Company are located in the Statement of Additional Information.

VARIABLE ANNUITY ACCOUNT B

We established Variable Annuity Account B (the “separate account”) under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law of Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the “40 Act”). It also meets the definition of “separate account” under the federal securities laws.

The separate account is divided into “subaccounts.” These subaccounts invest directly in shares of a corresponding fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of ING Life Insurance and Annuity Company. All obligations arising under the contracts are obligations of ING Life Insurance and Annuity Company.

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THE COMPANY

ING Life Insurance and Annuity Company (the Company, we, us, our) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. We are a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable Annuity Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

We are engaged in the business of issuing life insurance and annuities.

Our principal executive offices are located at:

151 Farmington Avenue Hartford, Connecticut 06156

Regulatory Developments – the Company and the Industry. As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters. The New York Attorney General, other federal and state regulators and self-regulatory agencies are also conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices; specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company.

These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and

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identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

Action may be taken by regulators with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties, unanticipated remediation, or other claims and costs.

INVESTMENT OPTIONS

The contract offers variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Fund Descriptions. We provide brief descriptions of the funds in Appendix IV. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge at the address and telephone number listed in “Contract Overview - Questions” or by accessing the SEC’s web site or by contacting the SEC Public Reference Branch.

Fixed Interest Options. For descriptions of the fixed interest options, see Appendices I, II, and III and the Guaranteed Accumulation Account prospectus. The Guaranteed Accumulation Account Prospectus may be obtained free of charge at the address and telephone number listed in “Contract Overview-Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

Selecting Investment Options

  Choose options appropriate for you. Your local representative can help you evaluate which subaccounts or fixed interest options may be appropriate for your financial goals.

  Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

  Be informed. Read this prospectus, the fund prospectus, fixed interest option appendices and the Guaranteed Accumulation Account prospectus.

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Limits on Option Availability. Some subaccounts and fixed interest options may not be available through certain contracts and plans or in some states. We may add, withdraw or substitute investment options, subject to the conditions in the contract and regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

Limits on Number of Options Selected. No more than 18 investment options may be selected for your account at any one time. Each subaccount, the Fixed Account, the Fixed Plus Account and each classification of the Guaranteed Accumulation Account selected counts as one option.

Additional Risks of Investing in the Funds. (Mixed and Shared Funding) The funds described in this prospectus are available only to insurance companies for their variable contracts. Such funds are often referred to as “insurance-dedicated funds,” and are used for “mixed” and “shared” funding.

“Mixed funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

>	Mixed – bought for annuities and life insurance
>	Shared – bought by more than one company

Possible Conflicts of Interest. With respect to the funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund’s board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts which may arise and to determine what action, if any, should be taken to address such conflicts. With respect to the funds, in the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of Variable Annuity Account B from participation in the funds which are involved in the conflict.

TRANSFERS

Transfers Among Investment Options. During the accumulation phase (and under some contracts, during the income phase) the contract holder, or you if permitted by the plan, may transfer amounts among investment options. Transfers from fixed interest options are restricted as outlined in Appendices I, II and III. Transfers may be requested in writing, by telephone or, where available, electronically. Transfers must be made in accordance with the terms of the contract.

Value of Transferred Dollars. The value of amounts transferred into or out of the funds will be based on the subaccount unit values next determined after we receive your transfer request in good order at the address listed in “Contract Overview-Questions: Contacting the Company,” or if you are participating in the dollar cost averaging program, after your scheduled transfer. The contracts may restrict how many transfers, if any, are allowed among options during the income phase.

Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, Internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

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Limits Imposed by Underlying Funds. Most underlying funds have their own excessive trading policies, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation or transfer to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason.

Limits on Frequent or Disruptive Transfers. The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

  Increased trading and transaction costs;

  Forced and unplanned portfolio turnover;

  Lost opportunity costs; and

  Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract holders and participants.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the contract.

We have an excessive trading policy and monitor transfer activity. You will violate our excessive trading policy if your transfer activity:

  Exceeds our current definition of excessive trading, as defined below;

  Is identified as problematic by an underlying fund (even if the activity does not exceed our monitoring standard for excessive trading);

  Is determined, in our sole discretion, to be disruptive due to the excessive dollar amounts involved; or

  Is determined, in our sole discretion, to be not in the best interests of other contract holders or participants.

If we determine that you have violated our excessive trading policy we will take the following actions. Upon the first violation, we will send to you a one time warning letter. After a second violation we will suspend your transfer privileges via facsimile, telephone, email and the internet, and your transfer privileges will be limited to submission by regular U.S. mail for a period of six months. Our suspension of your electronic transfer privileges will relate to all transfers, not just those fund(s) involved in the excessive transfer activity, and may extend to other Company variable annuity contracts that you own or participate in. It may also be extended to other variable contracts and variable life insurance policies that are issued to you by our affiliates, or that you participate in. At the end of the six month suspension period, your electronic transfer privileges will be reinstated. If, however, you violate our excessive trading policy again, after your electronic transfer privileges have been reinstated, we will suspend your electronic transfer privileges permanently. We will notify you in writing if we take any of these actions.

Additionally, if we determine that our excessive trading policy has been violated by a market-timing organization or an individual or other party that is authorized to give transfer instructions on your behalf, whether such violation relates to your contract or to another contract holder or participant’s variable contract or policy, we will also take the following actions, without prior notice:

  Not accept transfer instructions from that organization individual or other party; and

  Not accept preauthorized transfer forms from market timing organizations individuals or other parties acting on behalf of more than one contract holder or participant at a time.

Our current definition of excessive trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs and transfers involving certain de minimis amounts when determining whether transfer activity is excessive.

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The Company does not allow exceptions to our excessive trading policy. We reserve the right to modify our excessive trading policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract holders, participants, and fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract holders and participants or, as applicable, to all contract holders and participants investing in the underlying fund.

Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

The Company Intends to Modify its Excessive Trading Policy in October 2007. At that time, the Company will begin restricting electronic transfer privileges if a contract holder or participant (1) requests two purchases and subsequent sales of the same fund in a 60 calendar day period; or (2) requests six purchases and subsequent sales of the same fund within a twelve month period. We may change these planned modifications before they are implemented.

The Company intends to notify contract holders and participants before we implement these changes; however, failure to provide this notice will not prevent the Company from implementing these or any other changes to our excessive trading policy.

Agreements to Share Information with Funds. As required by Rule 22c-2 under the 1940 Act, the Company has entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract holder and participant trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and the Company’s excessive trading policy. Under these agreements, the Company is required to share information regarding contract holder and participant transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract holder and participant transactions, this information may include personal contract holder and participant information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract holder or participant’s transactions if the fund determines that the contract holder or participant has violated the fund's trading policies. This could include the fund directing us to reject any allocations of purchase payments or account value to the fund.

The Dollar Cost Averaging Program. If available under your plan, you may participate in our dollar cost averaging program. There is no additional charge for this service. Dollar cost averaging is a system for investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in “Contract Overview – Questions: Contacting the Company.”

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CONTRACT PURCHASE AND PARTICIPATION

Contracts Available for Purchase. The contracts are designed for deferred compensation plans sponsored by an employer for its employees and/or independent contractors. The plans may be sponsored by:

(1)	Non-governmental tax-exempt organizations for deferrals that are subject to Tax Code section 457 (457 Plans);

(2)	Tax-exempt organizations for deferrals not subject to Tax Code section 457; or

(3)	Taxable organizations.

The types of plans described in (2) and (3) above are referred to as non-section 457 plans.

When considering whether to purchase or participate in the contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

Use of an Annuity Contract in Your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of tax-favored deferred compensation arrangements (such as 457 plans or non-section 457 plans), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the arrangement itself. Annuities do provide other features and benefits (such as the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative, taking into account the additional fees and expenses you may incur in an annuity.

Purchasing the Contract.

(1)	The contract holder submits the required forms and application to the Company.

(2)	We approve the forms and issue a contract to the contract holder.

Participating in the Contract. To participate in the contract, complete an enrollment form and submit it to us. If your enrollment is accepted, we establish an account for you under the contract. The contract holder must determine your eligibility to participate in its plan. We are not responsible for such determination.

Acceptance or Rejection. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold purchase payments for longer periods with the permission of the contract holder. If we agree to do this, we will deposit the purchase payments in the ING VP Money Market Portfolio subaccount until the forms are completed (or for a maximum of 105 days). If we reject the application or enrollment, we will return the forms and any purchase payments.

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Methods of Purchase Payment. The following purchase payment methods are available:

>	Continuous payments over time into an installment purchase payment account. Payments to an installment purchase payment account must be at least $100 per month ($1,200 annually). No payment may be less than
$25.
>	Lump-sum transfer from a previous plan into a single purchase payment account, in accordance with our procedures in effect at the time of purchase.

If you participate in a 457(b) plan, the Tax Code places limits on how much of your compensation may be deferred annually. See “Taxation” for further information.

Allocation of Purchase Payments. The contract holder or you, if the contract holder permits, directs us to allocate initial contributions to the investment options available under the plan. Generally you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically.

Allocations must be in whole percentages and there may be limitations on the number of investment options that can be selected at any one time. See “Investment Options” and “Transfers.”

Transfer Credits. The Company provides a transfer credit in some cases on transferred assets, as defined by the Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the contract, you will be provided with additional information specific to the contract.

Election of a transfer credit may impact the mortality and expense risk charge and the credited interest rate under certain fixed interest options. See “Fees” and “Appendix III.”

Tax Code Restrictions. The Tax Code places some limitations on contributions to your account. See “Taxation.”

Factors to Consider in the Purchase Decision. The decision to purchase or participate in the contract should be discussed with your financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:

1.	Long-Term Investment - This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan, or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½ (or otherwise able to withdraw amounts from your plan).
2.	Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in.
3.	Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.
4.	Exchanges - Replacing and existing insurance contract with this contract may not be beneficial to you. If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to your financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

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Other Products. We and our affiliates offer various other products with different features and terms than these contracts, which may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact your registered representatives. These alternative options may not be available under your plan.

CONTRACT OWNERSHIP AND RIGHTS

Who Owns the Contract? The contract holder. This is the person or entity to whom we issue the contract.

Who Owns Money Accumulated under the Contract? All dollars accumulated under the contracts, including contributions attributable to deferred compensation, are part of your employer’s general assets and subject to the claims of its general creditors. The plan exclusively governs what benefits are available to you and those benefits are provided from your employer’s general assets.

What Rights Do I Have under the Contract? The contract holder, usually your employer, holds all rights under the contract. The contract holder’s plan, which you participate in, may permit you to exercise some of those rights.

RIGHT TO CANCEL

When and How to Cancel. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within 10 days (or a longer period if required by state law) after the contract holder’s receipt of the contract.

Refunds to Contract Holders. We will produce a refund to the contract holder not later than seven calendar days after we receive the contract and the written notice of cancellation at the address listed in “Contract Overview-Questions: Contacting the Company.” The refund will equal amounts contributed to the contract plus any earnings or less any losses attributable to the investment options in which amounts were invested. Any mortality and expense risk charges and administrative expense charges (if any) deducted during the period you held the contract will not be returned. We will not deduct an early withdrawal charge, nor apply a market value adjustment to any amounts you contributed to the Guaranteed Accumulation Account. In certain states, we are required to refund contributions. When a refund of contributions is not required, the investor bears any investment risk.

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FEES
The following repeats and adds to information provided in the “Fee				Types of Fees
Table” section. Please review both this section and the Fee Table for				There are four types of fees or deductions
information on fees.				that may affect your account:
				I.	Maximum Transaction Fees
• Early Withdrawal Charge
I. Maximum Transaction Fees					• Annual Maintenance Fee
• Redemption Fees
Early Withdrawal Charge				II.	Maximum Fees Deducted from
the Subaccounts
Withdrawals of all or a portion of your account value may be subject to a					• Mortality and Expense Risk
charge. In the case of a partial withdrawal where you request a specified					Charge
dollar amount, the amount withdrawn from your account will be the					• Administrative Expense Charge
III. Fund Fees and Expenses
amount you specified plus adjustment for any applicable early				IV. Premium and Other Taxes
withdrawal charge.
Terms to Understand in Schedules
Purpose. This is a deferred sales charge. It reimburses us for some of the				>	Account Year - a 12-month period
sales and administrative expenses associated with the contract. If our					measured from the date we establish
expenses are greater than the amount we collect for the early withdrawal					your account, or measured from any
charge, we may use any of our corporate assets, including potential profit					anniversary of that date.
that may arise from the mortality and expense risk charge, to make up				>	Purchase Payment Period (also
any difference.					called Deposit Cycle) (for
installment purchase payments) - the
period of time it takes to complete
Amount. This charge is a percentage of the amount withdrawn. The					the number of installment payments
percentage is determined by the early withdrawal charge schedule that					expected to be made to your account
applies to your account. It will never be more than 8.5% of your total					over a year. For example, if your
purchase payments to your account.					payment frequency is monthly, a
payment period is completed after
Early Withdrawal Charge Schedules					12 purchase payments are made. If
only 11 purchase payments are
made, the Payment period is not
Installment Purchase Payment Accounts		Single Purchase Payment Accounts			completed until the twelfth purchase
payment is made. At any given time,
Purchase Payment Periods or Deposit Cycles Completed	Early Withdrawal Charge	Account Years Completed	Early Withdrawal Charge		the number of payment periods
completed cannot exceed the number
of account years completed,
regardless of the number of
Fewer than 5	5%	Fewer than 5	5%		payments made.

5 or more but		5 ore more but
fewer than 7	4%	fewer than 6	4%

7 or more but		6 or more but
fewer than 9	3%	fewer than 7	3%

9 or more but		7 or more but
fewer than 10	2%	fewer than 8	2%

8 or more but
10 or more	0%	fewer than 9	1%

		9 or more	0%

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Waiver. The early withdrawal charge is waived for portions of a withdrawal that are:

>	Used to provide payments to you during the income phase;
>	Paid because of your death before income phase payments begin;
>	Paid where your account value is $3,500 or less (or, if applicable, as otherwise allowed by the plan for a lump-
sum cashout without a participant’s consent) and no part of the account has been taken as a withdrawal or used to provide income phase payments within the prior 12 months;*
>	Taken because of the election of a systematic distribution option (if available under your contract), see
“Systematic Distribution Options”;
>	Taken when you are 59½ or older, have an installment purchase payment account and have completed at least nine purchase payment periods;
>	Taken on or after the tenth anniversary of the effective date of the account;
>	For 457 plans only, withdrawn due to a hardship resulting from an unforeseeable emergency as defined by the
Tax Code, and regulations thereunder; or
>	For contracts issued in connection with retirement programs for select management and highly compensated healthcare employees in plans formerly carried under certain hospital association endorsements, withdrawn due to your separation from service.

* If the contract holder makes a full withdrawal from more than one of the accounts on your behalf, the value of those accounts will be added together to determine eligibility for the $3,500 exemption. This option is not available for contracts where we do not maintain participant accounts or for withdrawals of all accounts under one contract.

Reduction, Waiver or Elimination. In addition to the specific waivers described above, we may reduce, waive or eliminate the early withdrawal charge for a particular plan. Any such reduction will reflect the differences we expect in distribution costs or services meant to be defrayed by this charge. Factors we consider for a reduction include, but are not limited to, the following:

>	The number of participants under the plan;
>	The expected level of assets and/or cash flow under the plan;
>	Our agent’s involvement in sales activities;
>	Our sales-related expenses;
>	Distribution provisions under the plan;
>	The plan’s purchase of one or more other variable annuity contracts from us and the features of those contracts;
>	The level of employer involvement in determining eligibility for distributions under the contract; and
>	Our assessment of financial risk to the Company relating to withdrawals.

We will not reduce the early withdrawal charge in a manner that is unfairly discriminatory against any person.

We may also apply different early withdrawal charge provisions in contracts issued to certain employer groups or associations which have negotiated the contract terms on behalf of their employees. We will offer any resulting early withdrawal charge uniformly to all employees in the group.

Waiver of Early Withdrawal Charge (for those contracts that waive these charges upon separation from service).

Although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of early withdrawal charges unless, under certain contracts, the severance from employment would otherwise have qualified as a separation from service under prior IRS “same desk” guidance (prior to enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001). Generally, a severance from employment due to a merger, liquidation, consolidation or other employer transaction does not qualify as a separation from service.

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Annual Maintenance Fee

Maximum Amount. $20.00. (This fee only applies to installment purchase payment accounts.)

When/How. For those plans that have a maintenance fee, each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and, in some cases, at the time of full withdrawal. It is deducted on a pro rata basis from your account value invested in the subaccounts and the fixed interest options. For certain contracts the maintenance fee is deducted for each asset account maintained under the contract, in which case a maximum of $20 per asset account may be applied.

Purpose. This fee helps defray the administrative expenses we incur in establishing and maintaining your account.

Reduction, Waiver or Elimination. When the plan meets certain criteria, we may reduce, waive or eliminate the maintenance fee. Factors we consider reflect differences in our level of administrative costs and services, such as:

>	The size, type and nature of the group for which a contract is issued;
>	The amount of contributions to the contract;
>	The anticipated level of administrative expenses such as billing for payments, producing periodic reports, providing for the direct payment of account charges rather than having them deducted from account values, and any other factors pertaining to the level and expense of administrative services we will provide; and
>	The number of eligible participants and the program’s participation rate.

We will not unfairly discriminate against any person if we reduce or eliminate the maintenance fee. We will make any reduction or elimination of this fee according to our own rules in effect at the time an application for a contract is approved. We reserve the right to change these rules from time to time.

Redemption Fees

Certain funds may deduct redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your account value. For a more complete description of the funds’ fees and expenses, review each funds’ prospectus.

II. Maximum Fees Deducted from the Subaccounts Mortality and Expense Risk Charge

Maximum Amount. 1.25% annually of your account value invested in the subaccount.

When/How. This fee is deducted daily from the subaccount. We do not deduct this from any fixed interest option. This fee is assessed during the accumulation phase and the income phase. See “The Income Phase - Fees Deducted.”

Purpose. This fee compensates us for the mortality and expense risks we assume under the contracts.

>	The mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contracts and our funding of the death benefit and other payments we make to owners or beneficiaries of the accounts.
>	The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

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Reduction. We may reduce the mortality and expense risk charge from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder in writing. Some contracts have a reduced mortality and expense risk charge only during the accumulation phase of the account which then increases during the income phase (but not beyond the maximum amount). Any reduction will reflect differences in expenses for administration based on such factors as:

>	The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals and available investment options, which in turn lowers administrative expenses);
>	The size of the prospective group, projected annual number of eligible participants and the program’s participation rate, or the number of participants estimated to choose the contract;
>	The frequency, consistency and method of submitting payments;
>	The method and extent of onsite services we provide and the contract holder’s involvement in services such as enrollment and ongoing participant services;
>	The contract holder’s support and involvement in the communication, enrollment, participant education and other administrative services;
>	The projected frequency of distributions;
>	The type and level of other factors that affect the overall administrative expense; and
>	Whether or not a transfer credit was selected by the plan sponsor.

We will determine any reduction of mortality and expense risk on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time.

Administrative Expense Charge

Maximum Amount. 0.25% annually of your account value invested in the subaccounts.

When/How. For all participants who became covered under a contract on or before November 5, 1984, we reserve the right to charge an administrative expense fee of up to 0.25% annually. This fee may be assessed during the accumulation phase and/or the income phase. If we are imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply to you during the entire income phase.

The administrative expense charge is not imposed on all contracts:

>	We do not currently impose this charge under any contracts issued in connection with retirement programs for select management and highly compensated healthcare employees in plans formerly carried under certain hospital association endorsements.
>	For contracts not in the above category, beginning on April 4, 1997 we began to deduct this charge during the accumulation phase only for contracts effective before October 31, 1996 where the number of participants was less than 30 as of November 30, 1996 and the contract holder had chosen not to elect one of the Company’s electronic standards for cash collection and application of participant contribution data. However, we do not impose the administrative expense charge for participants under those contracts who enrolled in a group contract or became covered under an individual contract before November 5, 1984.
>	We do not currently deduct an administrative expense charge during the accumulation phase for any contracts other than those described above.
>	We do not currently deduct an administrative expense charge during the income phase for any contracts.

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Purpose. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. The fee is not intended to exceed the average expected cost of administering the contracts. We do not expect to make a profit from this fee.

III. Fund Fees and Expenses

As shown in the fund prospectuses and described in the “Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract holder services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

The Company or its U.S. affiliates receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts.

Fund revenue is important to the Company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

In terms of total dollar amounts received, the greatest amount of revenue generally comes from assets allocated to funds managed by Directed Services LLC or other Company affiliates, which funds may or may not also be subadvised by a Company affiliate. Assets allocated to funds managed by a Company affiliate but subadvised by unaffiliated third parties generally generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue. The Company expects to make a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Types of Revenue Received from Affiliated Funds

Affiliated funds are (a) funds managed by Directed Services LLC or other Company affiliates, which may or may not also be subadvised by another Company affiliate; and (b) funds managed by a Company affiliate but that are subadvised by unaffiliated third parties.

Revenues received by the Company from affiliated funds may include:

• A share of the management fee deducted from fund assets, which are disclosed in each fund prospectus;

• Service fees that are deducted from fund assets;

• For certain share classes, the Company or its affiliates may also receive compensation paid out of 12b-1 fees that are deducted from fund assets; and

• Other revenues that may be based either on an annual percentage of average net assets held in the fund by the
Company or a percentage of the fund’s management fees.

These revenues may be received as cash payments or according to a variety of financial accounting techniques which are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company.

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Types of Revenue Received from Unaffiliated Funds

Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Revenues received by the Company or its affiliates from unaffiliated funds include:

  For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets; and

  Additional payments for administrative, recordkeeping or other services which we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund prospectus. These additional payments may be used by us to finance distribution of the contract.

The revenues are received as cash payments, and if the unaffiliated fund families currently offered through the contract were individually ranked according to the total amount they paid to the Company or its affiliates in 2006 in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:

1)	Fidelity Investments	6)	AIM Investments
2)	Lord Abbett Funds	7)	Calvert Funds
3)	Franklin Templeton Investments	8)	Columbia Wanger Asset Management
4)	Pioneer Investments	9)	PIMCO Funds
5)	Oppenheimer Funds	10)	Premier VIT Funds

Some of the fund families listed above may not have paid any amounts to the Company or its affiliates during 2006 in connection with the registered variable annuity contracts issued by the Company. If the revenues received from affiliated funds were included in the table above, payments from Direct Services, LLC and other Company affiliates would be at the top of the list.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials; targeted marketing sales opportunities; training opportunities at meetings; training modules for sales personnel; and opportunity to host due diligence meetings for representatives and wholesalers.

Certain funds may be structured as “fund of funds” (including the ING Solution portfolios). These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. These funds are identified in the investment option list on the front of this prospectus.

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IV. Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments. We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See “Taxation.”

YOUR ACCOUNT VALUE

During the accumulation phase, your account value at any given time equals:

>	Account dollars directed to the fixed interest options, including interest earnings to date; less
>	Deductions if any, from the fixed interest options (e.g., withdrawals, fees); plus
>	The current dollar value of amounts held in the subaccounts, which takes into account investment performance and fees deducted from the subaccounts.

Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in “accumulation units” of the Variable Annuity Account B subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “Accumulation Unit Value,” as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The value of accumulation units vary daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative charge (if any). We discuss these deductions in more detail in “Fee Table” and “Fees.”

Valuation. We determine the AUV every business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations, equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

>	The net assets of the fund held by the subaccount as of the current valuation; minus
>	The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
>	Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
>	The total value of the subaccount units at the preceding valuation; minus
>	A daily deduction for the mortality and expense risk charge and the administrative expense charge, if any, and any other fees deducted daily from investments in the separate account. See “Fees.”

The net investment rate may be either positive or negative.
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Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time), the applicable AUV’s are $10 for Subaccount A, and $25 for Subaccount B. The investor’s account is credited with 300 accumulation units of Subaccount A and 80 accumulation units of Subaccount B.

$5,000 contribution			Step 1: An investor contributes
	Step 1 ||		$5,000.

ING Life Insurance and Annuity Company			Step 2:
A. He directs us to invest $3,000 in
	Step 2 ||		Fund A. His dollars purchase 300
accumulation units of Subaccount
Variable Annuity Account B			A ($3,000 divided by the current
Subaccount A 300 accumulation units	Subaccount B 80 accumulation units	Etc.	$10 AUV).
B. He directs us to invest $2,000 in
Fund B. His dollars purchase 80
accumulation units of Subaccount
B ($2,000 divided by the current
$25 AUV).

||	Step 3 ||		Step 3: The separate account then
purchases shares of the applicable
funds at the current market value (net
Fund A	Fund B		asset value or NAV).

The fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms. Subsequent purchase payments or transfers directed to the subaccounts that we receive by the close of business of the New York Stock Exchange (Exchange) will purchase subaccount accumulation units at the AUV computed after the close of the Exchange on that day (normally at 4:00 p.m. Eastern Time). The value of subaccounts may vary day to day.

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WITHDRAWALS
Taxes, Fees and Deductions
Making a Withdrawal. Subject to limitations on withdrawals from the Fixed
Plus Account, the contract holder, or you if permitted by the plan, may	Amounts withdrawn may be
withdraw all or a portion of your account value (on your behalf) at any time	subject to one or more of the
during the accumulation phase.	following:
> Early Withdrawal Charge. See
Steps for Making a Withdrawal. The contract holder, or you if permitted by	“Fees - Early Withdrawal
the plan must:	Charge”
> Maintenance Fee. See “Fees -
> Select the Withdrawal Amount.	Maintenance Fee”
(1) Full Withdrawal: You will receive, reduced by any required tax, your	> Market Value Adjustment. See
account value allocated to the subaccounts, the Guaranteed Accumulation	“Appendix I”
Account (plus or minus any applicable market value adjustment) and the	> Redemption Fees. See “Fees -
Fixed Account, minus any applicable early withdrawal charge or	Redemption Fees”
> Tax Penalty. See “Taxation”
redemption fees, plus the amount available for withdrawal from the Fixed	> Tax Withholding. See
Plus Account.	“Taxation”
(2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will
receive, reduced by any required tax, the amount you specify, subject to	To determine which may apply,
the value available in your account. However, the amount actually	refer to the appropriate sections of
withdrawn from your account will be adjusted by any applicable	this prospectus, contact your local
redemption fees or any applicable early withdrawal charge for amounts	representative or call the
withdrawn from the subaccounts, the Guaranteed Accumulation Account	Company at the number listed in
or the Fixed Account, and any positive or negative market value	“Contract Overview - Questions.”
adjustment for amounts withdrawn from the Guaranteed Accumulation
Account. The amount available from the Fixed Plus Account may be limited.

For a description of limitations on withdrawals from the Fixed Plus
Account, see Appendix III.

> Select Investment Options (if not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value).
> Properly complete a disbursement form and submit it to the address listed in “Contract Overview-Questions: Contacting the Company.”

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New York Stock Exchange
(normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value either:

(1) As of the next valuation after we receive a request for withdrawal in good order at the address listed in “Contract Overview-Questions: Contacting the Company,” or
(2) On such later date as specified on the disbursement form.

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SYSTEMATIC DISTRIBUTION OPTIONS
Features of a Systematic
Distribution Option	Availability of Systematic Distribution Options. These options may be exercised at any time during the accumulation phase of the contract. To
If available under your contract, a	exercise one of these options the account value must meet any minimum
systematic distribution option	dollar amount and age criteria applicable to that option. To determine what
allows you to receive regular	systematic distribution options are available, check with the contract holder
payments from your account	or the Company.
without moving into the income
phase. By remaining in the
accumulation phase, you retain	The systematic withdrawal option currently available under the contract
certain rights and investment	include the following:
flexibility not available during the
income phase. Because the	> SWO - Systematic Withdrawal Option. SWO is a series of automatic
account remains in the	partial withdrawals from your account based on the payment method
accumulation phase, all	selected. It is designed for those who want a periodic income while
accumulation phase charges	retaining accumulation phase investment flexibility for amounts
continue to apply.	accumulated under the contract.

> ECO - Estate Conservation Option. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year.

Under ECO, we calculate the minimum distribution amount required by law, generally at age 70½, and pay you that amount once a year. ECO is available under 457 plans only.

> Other Systematic Distribution Options. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your local representative or by contacting us at the number or address listed in “Contract Overview-Questions: Contacting the
Company.”

Availability of Systematic Distribution Options. The Company may
discontinue the availability of one or all of the systematic distribution options at any time, and/or change the terms of future elections.

Terminating a Systematic Distribution Option. Once a systematic distribution option is elected, the contract holder may revoke it at any time by submitting a written request to the address listed in “Contact Overview-
Questions: Contacting the Company.” Any revocation will apply only to the amount not yet paid. Once an option is revoked for an account, it may not be elected again until the next calendar year, nor may any other systematic distribution option be elected.

Taxation. Taking a withdrawal through a systematic distribution option or revocation of election of a systematic distribution option may have tax consequences. See “Taxation.”

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DEATH BENEFIT
During the Income Phase.
The contract provides a death benefit in the event of your death, which is payable to
the contract holder (usually your employer). The contract holder may direct that we		This section provides
make any payments to the beneficiary you name under the plan (plan beneficiary).		information about the
accumulation phase. For
During the Accumulation Phase		death benefit information
applicable to the income
Payment Process.		phase, see “The Income
1.	Following your death, the contract holder (on behalf of your plan beneficiary)	Phase.”
must provide the Company with proof of death acceptable to us and a payment request in good order.
2.	The payment request should include selection of a benefit payment option.
3.	Within seven calendar days after we receive proof of death acceptable to us and payment request in good order at the address listed in “Contract Overview-
Questions: Contacting the Company,” we will mail payment, unless otherwise requested.

Until proof of death and a payment request in good order is received by us, account dollars will remain invested as at the time of your death, and no distribution will be made.

If you die during the accumulation phase of your account, the following payment options are available to your plan beneficiary, if allowed by your contract and the Tax Code:

>	Lump-sum payment;
>	Payment in accordance with any of the available income phase payment options (see “The Income Phase -
Payment Options”); or
>	Payment in accordance with an available systematic distribution option (subject to certain limitations). See
“Systematic Distribution Options.”

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited under this account may be less than under other settlement options.

The following options are also available under some contracts; however, the Tax Code limits how long the death benefit proceeds may be left in these options:

>	Leaving your account value invested in the contract: or
>	Under some contracts, leaving your account value on deposit in the Company’s general account, and receiving monthly, quarterly, semi-annual or annual interest payments at the interest rate then being credited on such deposits. The beneficiary may withdraw the balance on deposit at any time or request to receive payment in accordance with any of the available income phase payment options. See “The Income Phase - Payment
Options.”

The Value of the Death Benefit. The death benefit will be based on your account value as calculated on the next valuation following the date on which we receive proof of death and a payment request in good order. In addition to this amount, some states require we pay interest on fixed interest options, calculated from date of death at a rate specified by state law. For amounts held in the Guaranteed Accumulation Account (GAA), any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in Appendix I and in the GAA prospectus.

Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See “Taxation” for additional information.

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THE INCOME PHASE
We may have used the following
terms in prior prospectuses:	During the income phase you receive payments from your accumulated account value.
Annuity Phase - Income Phase
Annuity Option - Income Phase	Initiating Income Phase Payments. At least 30 days prior to the date
Payment Option	you want to start receiving payments, the contract holder or you, if
Annuity Payment - Income Phase	permitted by the plan, must notify us in writing of the following:
Payment
Annuitization - Initiating Income
Phase Payments	> Start date;
> Income phase payment option (see the income phase payment
options table in this section);
> Income Phase Payment frequency (i.e., monthly, quarterly, semi-
annually or annually);
> Choice of fixed or variable payments;
> Selection of an assumed net investment rate (only if variable payments are elected); and
> Under some plan, certification from your employer and/or
submission of the appropriate forms is also required.

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments.
Once an income phase payment option is selected, it may not be changed;
however, certain options allow you to withdraw a lump sum.

What Affects Income Phase Payment Amounts? Some of the factors that may affect income phase payment amounts include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any) selected, and whether variable or fixed payments are selected.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. Fixed payment amounts do not vary over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) selected. The contracts may restrict the subaccounts available, the number of investment options to be selected and how many transfers, if any, are allowed among options during the income phase. For variable income phase payments, an assumed net investment rate must be selected.

Payments from the Fixed Plus Account. If a nonlifetime payment option is selected, payments from the Fixed Plus Account may only be made on a fixed basis.

Assumed Net Investment Rate. If you select income phase payments, an assumed net investment rate must also be selected. If you select a 5%
rate, your first payment will be higher, but subsequent income phase payments will increase only if the investment performance of the subaccounts selected is greater than 5% annually, after deduction of fees.
Payment amounts will decline if the investment performance is less than
5%, after deduction of fees.

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If a 3.5% rate is selected, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts selected. For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling us. See “Contract Overview - Questions.”

Required Minimum Payment Amounts. The income phase payment option selected must meet the minimum stated in the contract:

>	A first income phase payment of at least $20; or
>	Total yearly income phase payments of at least $100.

If your account value is too low to meet these minimum payment amounts, the contract holder, on your behalf, must elect a lump-sum payment.

Fees Deducted. When you select an income payment phase option (one of the options listed in the tables immediately below), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to make a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options.

We may also deduct a daily administrative charge from amounts held in the separate account. We currently charge this under some contracts and reserve the right to charge it under all others. The maximum amount is 0.25% on an annual basis of your account value invested in the subaccount. If we are currently imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply throughout the entire income phase.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the following income phase payment option table. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us in good order and the payment request in good order at the address listed in “Contract Overview-Questions: Contacting the Company.”

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited under this account may be less than under other settlement options.

Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. See “Taxation.”

Income Phase Payment Options

The following tables list the income phase payment options and accompanying death benefits which may be available under the contracts. Some contracts restrict the options and the terms available. Check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

Terms Used in the Tables:

Annuitant: The person(s) on whose life expectancy the income phase payments are calculated.

Beneficiary: The person designated to receive the death benefit payable under the contract.

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Lifetime Income Phase Payment Options Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be
Life Income

made should the annuitant die prior to the second payment’s due date. Death Benefit-None: All payments end upon the annuitant’s death.

Length of Payments: For as long as the annuitant lives, with payments guaranteed for a choice of 5-20 years or as otherwise specified in the contract.

Life Income- Guaranteed Payments*

Death Benefit-Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment’s due date.

Life Income-Two Lives

Continuing Payments:

(a) This option allows a choice of 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or (b) 100% of the payment to continue to the annuitant on the second annuitant’s death, and 50% of the payment to continue to the second annuitant on the annuitant’s death.

Death Benefit-None: All payments end after the death of both annuitants.

Length of Payments: For as long as either annuitant lives, with payments guaranteed for a minimum of 120 months, or as otherwise specified in the contract.

Life Income-Two Lives-Guaranteed Payments*

Continuing Payments: 100% of the payment to continue to the surviving annuitant after the first death. Death Benefit-Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income-Cash Refund Option (limited availability fixed payment only) Life Income - Two Lives - Cash Refund Option (limited availability - fixed payment only)

Length of Payments: For as long as the annuitant lives.

Death Benefit-Payment to the Beneficiary: Following the annuitant’s death, we will pay a lump-sum payment equal to the amount originally applied to the income phase payment option (less any premium tax) and less the total amount of fixed income phase payments paid.

Length of Payments: For as long as either annuitant lives.

Continuing Payment: 100% of the payment to continue after the first death.

Death Benefit - Payment to the Beneficiary: When both annuitants die, we will pay a lump-sum payment equal to the amount applied to the income phase payment option (less any premium tax) and less the total amount of fixed income phase payments paid.

Nonlifetime Income Phase Payment Options

     Length of Payments: Payments generally may be fixed or variable and may be made for 3-30 years. However, for amounts held in the Fixed Plus Account during the accumulation phase, the payment must be on a fixed basis and must be for at least 5 years. In certain cases a lump-sum payment may be Nonlifetime- requested at any time (see below).

Guaranteed Death Benefit - Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed Payments* payments, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge. Lump-Sum Payment: If the Nonlifetime - Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before three years of income phase payments have been completed will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. If the early withdrawal charge is based on completed purchase payment periods, each year that passes after income payments begin will be treated as a completed purchase payment period, even if no additional payments are made. See “Fees - Early Withdrawal Charge.” Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the address listed in “Contract Overview-Questions: Contacting the Company.”

Calculation of Lump-Sum Payments: If a lump-sum payment is available to a beneficiary or to you in the income phase payment options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments, or the 3.5% or 5% assumed net investment rate for variable payments).

*Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.

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CONTRACT DISTRIBUTION

General. The Company’s subsidiary, ING Financial Advisers, LLC, serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc. (“NASD”) and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers, LLC or other broker-dealers that have entered into a selling arrangement with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contracts as “distributors.” All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

The following is a list of broker-dealers that are affiliated with the Company:

Bancnorth Investment Group, Inc.
Directed Services LLC
Financial Network Investment Corporation
Guaranty Brokerage Services, Inc.
ING America Equities, Inc.
ING Direct Funds Limited
ING DIRECT Securities, Inc.
ING Financial Markets LLC
ING Financial Partners, Inc.
ING Funds Distributor, LLC
ING Investment Management Services LLC
ING Private Wealth Management LLC
Multi-Financial Securities Corporation
PrimeVest Financial Services, Inc.
Systematized Benefits Administrators, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract holders of the separate account. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Commission Payments. Persons who offer and sell the contracts may be paid a commission. The commissions paid on transferred assets and recurring payments made during the first year of the participant account range from 0% to 7%. After the first year of the participant account, renewal commissions up to 1% may be paid on recurring payments up to the amount of the maximum of prior year’s payments, and commissions of up to 7% may be paid on recurring payments in excess of this amount. In addition, the Company may pay up to 2.5% on transferred assets and asset-based commission ranging up to 0.10% .

In addition, we may also pay ongoing annual compensation of up to 40% of the commissions paid during the year in connection with certain premium received during that year, if the registered representative attains a certain threshold of sales of Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 7% of total premium payments. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products.

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We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and NASD rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or it affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

In addition to direct cash compensation for sales contracts described above, ING Financial Advisers, LLC may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

  Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

  Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on fixed insurance product sales;

  Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;

  Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;

  Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and

  Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

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The following is a list of the top 25 selling firms that, during 2006, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received.

1)	Symetra Investment Services, Inc.	14)	National Planning Corporation
2)	AIG Financial Advisors Inc.	15)	Jefferson Pilot Securities Corporation
3)	Walnut Street Securities, Inc. ®	16)	Morgan Keegan and Company, Inc.
4)	Lincoln Investment Planning, Inc.	17)	Cadaret, Grant & Co., Inc.
5)	Securities America, Inc.	18)	Tower Square Securities, Inc.
6)	ING Financial Partners, Inc.	19)	Financial Telesis Inc./JHW Financial & Insurance
7)	Financial Network Investment Corporation		Services
8)	Linsco/Private Ledger Corp.	20)	Mutual Service Corporation
9)	Valor Insurance Agency, Inc.	21)	Huckin Financial Group, Inc.
10)	Multi-Financial Securities Corporation	22)	Northwestern Mutual Investment Services, LLC
11)	Edward D. Jones & Co., L.P.	23)	Waterstone Financial Group
12)	Wachovia Securities, LLC	24)	Royal Alliance Associates, Inc.
13)	USI Securities, Inc.	25)	NFP Securities, Inc.

If the amounts paid to ING Financial Advisers, LLC, were included, ING Financial Advisers, LLC would be at the top of the list.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another Company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

Third Party Compensation Arrangements.

>	The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations.

>	The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request.

>	At the direction of the contract holder, we may make payments to the contract holder, its representatives or third party service providers intended to defray or cover the costs of plan or program related administration.

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TAXATION
In this Section
	I.	Introduction
I. Introduction

II. Taxation of Deferred		This section discusses our understanding of current federal income tax laws
Compensation Contracts		affecting the contracts. You should keep the following in mind when reading it:
III. Possible Changes in
Taxation	>	Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under
IV. Taxation of the Company		the contracts;

When consulting a tax adviser,	>	Tax laws change. It is possible that a change in the future could affect
be certain that he or she has		contracts issued in the past;
expertise in the Tax Code
sections applicable to your tax
concerns.	>	This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions; and
	>	We do not make any guarantee about the tax treatment of the contract or any transaction involving the contracts.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contracts, consult a tax adviser. No attempt is made to provide more than general information about the use of the contracts with tax-qualified retirement arrangements. For more comprehensive information contact the
Internal Revenue Service (IRS).

Deferred Compensation Contracts

The contracts are available for purchase in connection with deferred compensation plans (deferred compensation contracts).

Deferred compensation contracts are designed for use by individuals and/or employers whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans or programs intended to qualify for special income tax treatment under Tax Code section 457(b) and Tax Code section 457(f), as well as in connection with non-section 457 nonannuities deferred compensation plans and qualified governmental excess benefit plans under Tax Code section 415(m).

II. Taxation of Deferred Compensation Contracts

General

The contracts are primarily designed for use with Tax Code section 457(b) plans and nonqualified deferred compensation plans under Tax Code section 457(f). They may also be used with non-section 457 nonqualified deferred compensation plans and with qualified governmental excess benefit arrangements under Tax Code section 415(m). (We refer to all of these as “deferred compensation plans”). The tax rules applicable to participants in these deferred compensation plans vary according to the type of plan and the terms and conditions of the plan itself. The ultimate effect of federal income taxes on the amounts held under a contract, or on income phase payments, depends on the type of retirement plan or program, the tax and employment status of the individual concerned, and on your tax status. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a deferred compensation contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

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Adverse tax consequences may result from: contributions in excess of specified limits, distributions before age 59½ (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some deferred compensation plans are subject to additional distribution or other requirements that are not incorporated into our contract. No attempt is made to provide more than general information about the use of the contracts with deferred compensation plans. Contract holders, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these deferred compensation plans may be subject to the terms and conditions of the plan themselves, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the contract, unless we consent.

Generally, contract holders, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that deferred compensation contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral

Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a deferred compensation plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the deferred compensation plan itself. Annuities do provide other features and benefits (such as the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

Section 457(b) and 457(f) Plans and Non-Section 457 Deferred Compensation Plans. Section 457 of the Tax Code permits certain employers to offer deferred compensation plans for their employees. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities (governmental employers), as well as non-governmental, tax-exempt organizations (non-governmental employers). The contract is not offered in connection with 457 plans of governmental employers. A 457 plan may be either a 457(b) (eligible) plan or a 457(f) (ineligible) plan. Participation in a 457(b) plan maintained by a non-governmental employer is generally limited to highly compensated employees and select management (other than 457(b) plans maintained by nonqualified, church-controlled organizations). Generally, participants may specify the form of investment for their deferred compensation account.

A non-section 457 deferred compensation plan may be either a deferred compensation plan of a tax-exempt employer that is “grandfathered” and not subject to section 457 rules, or a deferred compensation plan of a for-profit employer. Employers intending to use the contract with such plans should seek competent legal advice.

Under 457(b) plans of non-governmental employers, 457(f) plans, and non-section 457 deferred compensation plans, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer’s general creditors. 457(f) plans must also contain a “substantial risk of forfeiture” in order to defer taxation of contributions and earnings. Generally, a substantial risk of forfeiture means that your right to receive deferred compensation is dependent upon your performance of future services to an employer or other entity.

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Amounts deferred under Tax Code section 457(f) plans and non-section 457 deferred compensation plans on or after January 1, 2005 must also meet the requirements of the Tax Code section 409A, which includes standards for deferral elections, restrictions on subsequent elections regarding the time and form of payment, and a prohibition on accelerating payment. It also requires distributions only upon the occurrence of the following specified events:

  Separation from service

  Disability

  Death

  Payment upon a specified time (or under a specified schedule) determined at the date that the deferral is made

  Change in control or ownership of the sponsoring employer, or

  Unforeseeable emergency

Tax Code section 409A does not affect the application of any other provision of the Tax Code, including section 457(f), or any common law doctrines (e.g. constructive receipt).

If the requirements of Tax Code section 409A are not met, affected participants covered by the plan will be subject to:

  Income tax inclusion on the deferred amounts, retroactive to the date of the original deferral (or if later, that date on which the deferred compensation was no longer subject to a substantial risk of forfeiture),

  Interest at the underpayment rate plus one percent on the underpayments, and

  An additional penalty tax equal to 20% of the amount included in income.

Amounts deferred under these plans prior to January 1, 2005 may be eligible for “grandfathering” from the requirements of Tax Code section 409A, if certain requirements are met.

415(m) Arrangements. If you participate in the contract through a qualified governmental excess benefit arrangement as defined in Tax Code section 415(m), the amounts provided under the contract may be subject to the same requirements as those applied to Tax Code section 457(b) plans. If the Tax Code section 415(m) arrangement is not designed to meet the requirements of Tax Code section 457(b), then the amounts provided under the contract are taxed in accordance with Tax Code section 451 and are generally taxable when paid or made available to you. There is no further information regarding 415(m) arrangements in this prospectus.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain deferred compensation plans are limited by the Tax Code. We provide general information on these requirements for certain plans below. You should consult with your tax adviser in connection with contributions to a deferred compensation contract.

     457(b) Plans. In order to be excludible from gross income for federal income tax purposes, total annual contributions made by you and your employer to a 457(b) plan cannot exceed, generally, the lesser of $15,500 or 100% of your includible compensation. Generally, includible compensation means your compensation for the year from the employer sponsoring the plan, including deferrals to the employer’s Tax Code section 457, 401(k), Roth 401(k), 403(b), Roth 403(b), and 125 cafeteria plans.

The $15,500 limit is subject to an annual adjustment for cost-of-living increases.

Distributions - General

Certain tax rules apply to distributions from the contracts. A distribution is any amount taken from a contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

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     457(b) Plans. All distributions from a 457(b) plan are taxed when paid or made available to you. Under a 457(b) plan, amounts may not be made available to you earlier than (1) the calendar year you attain age 70½; (2) when you experience a severance from employment with your employer; or (3) when you experience an unforeseeable emergency. A one-time in-service distribution may also be permitted if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the 2-year period ending on the date of distribution.

     457(f) Plans. Compensation deferred under a 457(f) plan is includible in gross income in the first year in which it is no longer subject to a “substantial risk of forfeiture” as defined under Tax Code section 457(f), or required to be includible under Tax Code section 409A.

     Non-Section 457 Deferred Compensation Plans. Compensation deferred under a non-section 457 deferred compensation plan is generally includible in income in the first year in which it (i) is paid or otherwise made available to you or your designated beneficiary, or (ii) is required to be includible under Tax Code section 409A.

Lifetime Required Minimum Distributions (457(b) Plans only)

To avoid certain tax penalties, you and any designated beneficiary must meet the required minimum distribution requirements imposed by the Tax Code. These rules dictate the following:

>	Start date for distributions;
>	The time period in which all amounts in your contract(s) must be distributed; and
>	Distribution amounts.

     Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later.

     Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

>	Over your life or the joint lives of you and your designated beneficiary; or
>	Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

     Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of any other benefits provided under the account, such as guaranteed death benefits.

     50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Further information regarding required minimum distributions may be found in your contract or certificate.

Required Distributions Upon Death (457(b) Plans Only)

Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract or certificate.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) provides specific rules for calculating the minimum required distributions after your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For

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example, if you died on September 1, 2007, your entire balance must be distributed to the designated beneficiary by December 31, 2012. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:

>	Over the life of the designated beneficiary; or
>	Over a period not extending beyond the life expectancy of the designated beneficiary.

     Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

>	December 31 of the calendar year following the calendar year of your death; or
>	December 31 of the calendar year in which you would have attained age 70½.

     No designated beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract holder’s death.

Withholding

Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient’s tax status.

457(b) Plans of Non-Governmental Employers, 457(f) Plans, and Non-Section 457 Deferred Compensation Plans. All distributions from these plans, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. No withholding is required on payments to designated beneficiaries.

Assignment and Other Transfers.

     457(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

>	A plan participant as a means to provide benefit payments;
>	An alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or
>	The Company as collateral for a loan.

III. Possible Changes in Taxation

Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). The Pension Protection Act of 2006 made permanent pension and IRA provisions under the Economic Growth and Tax Relief Reconciliation Act of 2001. You should consult a tax adviser with respect to legislative developments and their effect on the contract.

IV. Taxation of the Company

We are taxed as a life insurance company under the Tax Code Variable Annuity Account B is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

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In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

OTHER TOPICS Performance Reporting

We may advertise different types of historical performance for the subaccounts including:

>	standardized average annual total returns; and
>	non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent month-end, one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained. We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges (if any), and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund’s inception date, if that date is earlier than the one we use for standardized returns.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Under the contracts described in this prospectus, the contract holder, not the plan participant, has all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) the contract holder is entitled to direct will be determined as of the record date set by any fund the contract holder invests in through the subaccounts.

>	During the accumulation phase, the number of votes is equal to the portion of the account value invested in the fund, divided by the net asset value of one share of that fund.
>	During the income phase, the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

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Contract Modification

We may change the contract as required by federal or state law. In addition, we may, upon 30 days’ written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Legal Matters and Proceedings

We are not aware of any pending legal proceedings which involve the separate account as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract (the “distributor”), is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

(a)	on any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) when trading on the Exchange is restricted;

(b)

when an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable for us fairly to determine the value of the subaccount’s assets; or

(c)	during any other periods the SEC may, by order, permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Transfer of Ownership; Assignment

An assignment of a contract will only be binding on us if it is made in writing and sent to the address listed in “Contract Overview-Questions: Contacting the Company.” We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature.

If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Intent to Confirm Quarterly

Under certain contracts, we will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

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CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

General Information and History
Variable Annuity Account B
Offering and Purchase of Contracts
Income Phase Payments
Sales Material and Advertising
Independent Registered Public Accounting Firm
Financial Statements of the Separate Account

Consolidated Financial Statements of ING Life Insurance and Annuity Company

You may request an SAI by calling the Company at the number listed in “Contract Overview - Questions.”

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APPENDIX I

GUARANTEED ACCUMULATION ACCOUNT

The Guaranteed Accumulation Account (GAA) is a fixed interest option that may be available during the accumulation phase under the contracts. This appendix is only a summary of certain facts about GAA. Please read the GAA prospectus before investing in this option. You may obtain a copy of the Guaranteed Accumulation Account prospectus by contacting us at the address or telephone number listed in “Questions: Contacting the Company.”

In General. Amounts that you invest in GAA will earn a guaranteed interest rate if amounts are left in GAA for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a “market value adjustment,” which may be positive or negative.

When you decide to invest money in GAA, you will want to contact your representative or the Company to learn:

>	The interest rate we will apply to the amounts that you invest in GAA. We change this rate periodically, so be certain you know what rate we guarantee on the day your account dollars are invested into GAA.
>	The period of time your account dollars need to remain in GAA in order to earn that rate. You are required to leave your account dollars in GAA for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in GAA. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

Fees and Other Deductions. If all or a portion of your account value in GAA is withdrawn, you may incur the following:

>	Market Value Adjustment (MVA) - as described in this appendix and in the GAA prospectus;
>	Tax Penalties and/or Tax withholding - see “Taxation”;
>	Early Withdrawal Charge - see “Fees”; or
>	Maintenance Fee - see “Fees.”

We do not make deductions from amounts in the GAA to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

Market Value Adjustment (MVA). If you withdraw or transfer your account value from GAA before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative.

>	If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into
GAA.
>	If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in GAA in order to earn the guaranteed interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your representative or the Company to learn the details about the guaranteed term(s) currently being offered.

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In general we offer the following guaranteed terms:

>	Short-term - three years or less; and
>	Long-term - ten years or less, but greater than three years.

At the end of a guaranteed term, your contract holder or you if permitted may:

>	Transfer dollars to a new guaranteed term;
>	Transfer dollars to other available investment options; or
>	Withdraw dollars.

Deductions may apply to withdrawals. See “Fees and Other Deductions” in this section.

Transfer of Account Dollars. Generally, account dollars invested in GAA may be transferred among guaranteed terms offered through GAA, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in GAA or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

Income Phase. GAA cannot be used as an investment option during the income phase. However, the contract holder (or you, if permitted) may notify us at least 30 days in advance to elect a variable payment option and to transfer your GAA account dollars to any of the subaccounts available during the income phase.

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APPENDIX II FIXED ACCOUNT

The Fixed Account is an investment option available during the accumulation phase under the contracts. Amounts allocated to the Fixed Account are held in the Company’s general account which supports insurance and annuity obligations.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus about the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

Interest Rates. The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantee depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets, and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Withdrawals. Under certain emergency conditions, we may defer payment of any withdrawal for a period of up to 6 months or as provided by applicable federal or state law.

Additionally, if allowed by state law, we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when:

(a)	the Fixed Account withdrawal value for the contract or for the total of the accounts under the contract exceeds $250,000 on the day before withdrawal; and

(b)

the sum of the current Fixed Account withdrawal and total of all Fixed Account withdrawals from the contract or any account under the contract within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day before current withdrawal.

The contract describes how we will determine the interest rate credited to amounts held in the Fixed Account during the payment period, including the minimum interest rate.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See “Fees - Early Withdrawal Charge.”

Transfers. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account. This 10% limit does not apply to amounts being transferred into the Fixed Plus Account (if available under the contract).

By notifying us at the address listed in “Contract Overview-Questions: Contacting the Company” at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

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APPENDIX III FIXED PLUS ACCOUNT

The Fixed Plus Account is an investment option available under some contracts. Amounts allocated to the Fixed Plus Account are held in the Company’s general account which supports insurance and annuity obligations. We reserve the right to limit investment in or transfers to the Fixed Plus Account.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Plus Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus about the Fixed Plus Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.\

Interest Rates. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantee depends upon the claims-paying ability of the Company. For some contracts we credit amounts held in the Fixed Plus Account with a rate 0.25% higher than the then-declared rate beginning in the tenth year after your account was established. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks in determining the credited rate.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets, the amortization n of any capital gains and/or losses realized on the sale of invested assets, and whether a transfer credit has been selected. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Request for Partial Withdrawal. Partial withdrawals are limited to 20% of the amount held in the Fixed Plus Account on the day we receive a request in good order at the address listed in “Contract Overview-Questions: Contacting the Company.” The 20% limit is reduced by any Fixed Plus withdrawals, transfers or income phase payments made in the last 12 months. In calculating the 20% limit, we reserve the right to include payments made through a Systematic Distribution Option, if available under your contract.

The 20% limit is waived if a partial withdrawal is taken proportionally from each investment option in which the account invests and is due to one or more of the following:

>	Election of any income phase payment option with fixed payments or a lifetime payment option with variable payments; and/or
>	Due to your death (the withdrawal must occur within six months after death and can only exercised once).

Request for Full Withdrawal. If the contract holder or you, if allowed by the plan, request a full withdrawal of your account value, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments equal to:

>	One-fifth of the Fixed Plus Account value on the day we receive the request, reduced by any Fixed Plus
Account withdrawals, transfers or income phase payments made during the past 12 months
>	One-fourth of the remaining Fixed Plus Account value 12 months later
>	One-third of the remaining Fixed Plus Account value 12 months later
>	One-half of the remaining Fixed Plus Account value 12 months later, and
>	The balance of the Fixed Plus Account value 12 months later

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A full withdrawal may be canceled at any time before the end of the five-payment period.

Once we receive a request for full withdrawal, no further withdrawals or transfers will be permitted from Fixed Plus Account.

We will waive the above full withdrawal five-payment period if full withdrawal is made due to any of the following:

>	Your death before income phase payments have begun (request must be received within 6 months after date of death); or
>	Election of any income phase payment option with fixed payments or a lifetime payment option with variable payments; or
>	Your account value in the Fixed Plus Account is $3,500 or less and no withdrawals, transfers or income phase payments have been made from your account within the past 12 months.

Charges. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

Transfers. Transfers are limited to 20% of the amount held in the Fixed Plus Account on the day a request in good order is received at the address listed in “Contract Overview-Questions: Contacting the Company.” The 20% is reduced by any Fixed Plus Account withdrawals, transfers or income phase payments made in the past 12 months. We reserve the right to include payments made through a Systematic Distribution Option, if available under your contract, in calculating the 20% limit. The 20% limit will be waived if your account value in the Fixed Plus Account is $1,000 or less.

Income Phase. Amounts accumulating under the Fixed Plus Account can be transferred to the subaccounts to fund variable lifetime income options during the income phase. However, Fixed Plus Account values may not be used to fund nonlifetime income options with variable payments.

Systematic Withdrawal Option (SWO). If available under your contract, SWO described in “Systematic Distribution Options,” may not be elected if you have requested a Fixed Plus Account transfer or withdrawal within the past 12 months.

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APPENDIX IV FUND DESCRIPTIONS List of Fund Name Changes

Current Fund Name	Former Fund Name

ING FMRSM Large Cap Growth Portfolio	ING FMRSM Earnings Growth Portfolio
ING JPMorgan Small Cap Core Equity Portfolio	ING JPMorgan Small Cap Equity Portfolio
ING Thornburg Value Portfolio	ING MFS Capital Opportunities Portfolio
ING Wells Fargo Disciplined Value Portfolio	ING Wells Fargo Mid Cap Disciplined Portfolio

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge at the address and telephone number listed in “Contract Overview-Questions,” by accessing the SEC’s web site or by contacting the SEC Public Reference Branch.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through your contract, please see the cover page.

Investment Adviser/

Fund Name	Subadviser	Investment Objective(s)

Aim Variable Insurance Funds - AIM	A I M Advisors, Inc.	Seeks growth of capital.
V.I. Capital Appreciation Fund

Aim Variable Insurance Funds - AIM	A I M Advisors, Inc.	Seeks growth of capital.
V.I. Core Equity Fund

Calvert Variable Series, Inc. -	Calvert Asset	Seeks to achieve a competitive total return through
Social Balanced Portfolio	Management Company,	an actively managed portfolio of stocks, bonds and
	Inc.	money market instruments which offer income and
capital growth opportunity and which satisfy the
	Subadviser: New	investment and social criteria.
Amsterdam Partners LLC
and SsgA Funds
Management, Inc.

Fidelity® Variable Insurance	Fidelity Management &	Seeks long-term capital appreciation.
Products - Fidelity® VIP	Research Company
Contrafund® Portfolio
Subadvisers:
FMR Co., Inc.; Fidelity
Research & Analysis
Company; Fidelity
Management &
Research (U.K.) Inc.;
Fidelity International
Investment Advisors;
Fidelity International
Investment Advisors
(U.K.) Limited; Fidelity
Investments Japan
Limited

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Investment Adviser/

Fund Name	Subadviser	Investment Objective(s)

Fidelity® Variable Insurance	Fidelity Management &	Seeks reasonable income. Also considers the
Products - Fidelity® VIP Equity-	Research Company	potential for capital appreciation. Seeks to
Income Portfolio		achieve a yield which exceeds the composite
	Subadvisers:	yield on the securities comprising the Standard
	FMR Co., Inc.; Fidelity	& Poor’s 500SM Index (S&P 500® ).
Research & Analysis
Company; Fidelity
Management &
Research (U.K.) Inc.;
Fidelity International
Investment Advisors;
Fidelity International
Investment Advisors
(U.K.) Limited; Fidelity
Investments Japan
Limited

Fidelity® Variable Insurance	Fidelity Management &	Seeks to achieve capital appreciation.
Products - Fidelity® VIP Growth	Research Company
Portfolio
Subadvisers:
FMR Co., Inc.; Fidelity
Research & Analysis
Company; Fidelity
Management &
Research (U.K.) Inc.;
Fidelity International
Investment Advisors;
Fidelity International
Investment Advisors
(U.K.) Limited; Fidelity
Investments Japan
Limited

Fidelity® Variable Insurance	Fidelity Management &	Seeks long-term growth of capital.
Products - Fidelity® VIP Overseas	Research Company
Portfolio

Franklin Templeton Variable	Franklin Advisory	Seeks long-term total return.
Insurance Products Trust - Franklin	Services, LLC
Small Cap Value Securities Fund

ING Investors Trust - ING	Directed Services LLC	Seeks long-term growth of capital. The
AllianceBernstein Mid Cap Growth		Portfolio’s investment objective is not
Portfolio	Subadviser:	fundamental and may be changed without a
	AllianceBernstein, L.P.	shareholder vote.

ING Partners Inc. – ING American	Directed Services LLC	Seeks long-term capital growth; income is a
Century Large Company Value	Subadviser: American	secondary objective.
Portfolio	Century Investment
Management, Inc.
(American Century)

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Investment Adviser/

Fund Name	Subadviser	Investment Objective(s)

ING Partners, Inc. – ING American	Directed Services LLC	Seeks long-term capital growth; income is a
Century Small-Mid Cap Value		secondary objective.
Portfolio	Subadviser: American
Century Investment
Management, Inc.
(American Century)

ING Partners, Inc. – ING Baron	Directed Services LLC	Seeks capital appreciation.
Asset Portfolio
Subadviser: BAMCO,
Inc. (BAMCO)

ING Partners, Inc. – ING Baron	Directed Services LLC	Seeks capital appreciation.
Small Cap Growth Portfolio
Subadviser: BAMCO,
Inc. (BAMCO)

ING Investors Trust - ING	Directed Services LLC	Seeks long-term growth of capital.
BlackRock Large Cap Growth
Portfolio	Subadviser:
BlackRock Investment
Management, LLC

ING Partners, Inc. – ING Columbia	Directed Services LLC	Seeks long-term growth of capital.
Small Cap Value II Portfolio
Subadviser: Columbia
Management Advisors,
LLC (CMA)

ING Partners, Inc. – ING Davis	Directed Services LLC	A non-diversified portfolio that seeks long-term
Venture Value Portfolio		growth of capital.
Subadviser: Davis
Selected Advisers, L.P.
(Davis)

ING Investors Trust – ING	Directed Services LLC	A non-diversified portfolio that seeks long-term
Evergreen Health Sciences Portfolio		capital growth. The Portfolio’s investment
	Subadviser:	objective is not fundamental and may be
	Evergreen Investment	changed without a shareholder vote.
Management Company,
LLC

ING Investors Trust – ING FMRSM	Directed Services LLC	Seeks long-term growth of capital. The
Diversified Mid Cap Portfolio*		Portfolio’s investment objective is not
	Subadviser: Fidelity	fundamental and may be changed without a
*FMR is a service mark of Fidelity	Management &	shareholder vote.
Management & Research Company	Research Co.

ING Investors Trust – ING FMRSM	Directed Services LLC	Seeks growth of capital over the long term. The
Large Cap Growth Portfolio*		Portfolio’s investment objective is not
	Subadviser: Fidelity	fundamental and may be changed without a
*FMR is a service mark of Fidelity	Management &	shareholder vote.
Management & Research Company	Research Co.

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Investment Adviser/

Fund Name	Subadviser	Investment Objective(s)

ING Partners, Inc. – ING	Directed Services LLC	Seeks to maximize total return through
Fundamental Research Portfolio		investments in a diversified portfolio of
	Subadviser: ING	common stocks.
Investment
Management Co. (ING
IM)

ING Investors Trust – ING Global	Directed Services LLC	A non-diversified portfolio that seeks long-term
Resources Portfolio		capital appreciation.
Subadviser: ING
Investment
Management Co.

ING Investors Trust - ING	Directed Services LLC	Seeks capital appreciation.
JPMorgan Emerging Markets
Equity Portfolio	Subadviser: J.P.
Morgan Investment
Management Inc.

ING Partners, Inc. - ING JPMorgan	Directed Services LLC	Seeks long-term growth of capital.
International Portfolio
Subadviser: J.P.
Morgan Asset
Management (U.K.)
Limited (JPMAM
(UK))

ING Partners, Inc. - ING JPMorgan	Directed Services LLC	A non-diversified portfolio that seeks growth
Mid Cap Value Portfolio		from capital appreciation.
Subadviser: J.P.
Morgan Investment
Management, Inc.
(JPMIM)

ING Investors Trust - ING	Directed Services LLC	Seeks capital growth over the long term. The
JPMorgan Small Cap Core Equity		Portfolio’s investment objective is not
Portfolio	Subadviser: J.P.	fundamental and may be changed without a
	Morgan Investment	shareholder vote.
Management Inc.

ING Investors Trust - ING Julius	Directed Services LLC	Seeks long-term growth of capital. The
Baer Foreign Portfolio		Portfolio’s investment objective is not
	Subadviser: Julius	fundamental and may be changed without a
	Baer Investment	shareholder vote.
Management, LLC

ING Partners, Inc. - ING Legg	Directed Services LLC	Seeks long-term growth of capital.
Mason Partners Aggressive Growth
Portfolio	Subadviser:
ClearBridge Advisors,
LLC (ClearBridge)

ING Investors Trust - ING Legg	Directed Services LLC	A non-diversified portfolio that seeks long-term
Mason Value Portfolio		growth of capital. The Portfolio’s investment
	Subadviser: Legg	objective is not fundamental and may be
	Mason Capital	changed without a shareholder vote.
Management, Inc.

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Investment Adviser/

Fund Name	Subadviser	Investment Objective(s)

ING Investors Trust - ING Lord	Directed Services LLC	Seeks long-term growth of capital and
Abbett Affiliated Portfolio		secondarily, current income.
Subadviser: Lord,
Abbett & Co. LLC

ING Investors Trust - ING Marsico	Directed Services LLC	Seeks capital appreciation.
Growth Portfolio
Subadviser: Marsico
Capital Management,
LLC

ING Investors Trust - ING Marsico	Directed Services LLC	Seeks long-term growth of capital. The
International Opportunities		Portfolio’s investment objective is not
Portfolio	Subadviser: Marsico	fundamental and may be changed without a
	Capital Management,	shareholder vote.
LLC

ING Investors Trust - ING MFS	Directed Services LLC	Seeks above-average income (compared to a
Total Return Portfolio		portfolio entirely invested in equity securities)
	Subadviser:	consistent with the prudent employment of
	Massachusetts	capital. Secondarily seeks reasonable
	Financial Services	opportunity for growth of capital and income.
Company

ING Investors Trust - ING MFS	Directed Services LLC	A non-diversified portfolio that seeks capital
Utilities Portfolio		growth and current income. The Portfolio’s
	Subadviser:	investment objective is not fundamental and
	Massachusetts	may be changed without a shareholder vote.
Financial Services
Company

ING Partners, Inc. - ING Neuberger	Directed Services LLC	Seeks capital growth.
Berman Partners Portfolio
Subadviser: Neuberger
Berman Management
Inc. (Neuberger
Berman)

ING Partners, Inc. - ING OpCap	Directed Services LLC	Seeks capital growth, and secondarily,
Balanced Value Portfolio		investment income.
Subadviser:
Oppenheimer Capital
LLC (OpCap)

ING Partners, Inc. - ING	Directed Services LLC	Seeks capital appreciation.
Oppenheimer Global Portfolio
Subadviser:
Oppenheimer Funds,
Inc. (Oppenheimer)

ING Investors Trust - ING	Directed Services LLC	Seeks long-term growth of capital and future
Oppenheimer Main Street		income.
Portfolio®	Subadviser:
Oppenheimer Funds,
Inc.

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Investment Adviser/

Fund Name	Subadviser	Investment Objective(s)

ING Partners, Inc. - ING	Directed Services LLC	Seeks a high level of current income principally
Oppenheimer Strategic Income		derived from interest on debt securities.
Portfolio	Subadviser:
Oppenheimer Funds,
Inc. (Oppenheimer)

ING Investors Trust - ING PIMCO	Directed Services LLC	Seeks maximum total return, consistent with
High Yield Portfolio		preservation of capital and prudent investment
	Subadviser: Pacific	management. The Portfolio’s investment
	Investment	objective is not fundamental and may be
	Management Company	changed without a shareholder vote.
LLC

ING Partners, Inc. - ING PIMCO	Directed Services LLC	Seeks maximum total return, consistent with
Total Return Portfolio		capital preservation and prudent investment
	Subadviser: Pacific	management.
Investment
Management Company
LLC (PIMCO)

ING Investors Trust - ING Pioneer	Directed Services LLC	Seeks current income and long-term growth of
Equity Income Portfolio		capital from a portfolio consisting primarily of
	Subadviser: Pioneer	equity securities of U.S. corporations that are
	Investment	expected to produce income. The Portfolio’s
	Management, Inc.	investment objective is not fundamental and
may be changed without a shareholder vote.

ING Investors Trust - ING Pioneer	Directed Services LLC	Seeks reasonable income and capital growth.
Fund Portfolio		The Portfolio’s investment objective is not
	Subadviser: Pioneer	fundamental and may be changed without a
	Investment	shareholder vote.
Management, Inc.

ING Partners, Inc. - ING Pioneer	Directed Services LLC	Seeks to maximize total return through income
High Yield Portfolio		and capital appreciation.
Subadviser: Pioneer
Investment
Management Inc.

ING Investors Trust - ING Pioneer	Directed Services LLC	Seeks capital appreciation. The Portfolio’s
Mid Cap Value Portfolio		investment objective is not fundamental and
	Subadviser: Pioneer	may be changed without a shareholder vote.
Investment
Management, Inc.

ING Partners, Inc. - ING Solution	Directed Services LLC	Until the day prior to the Target Date, the
2015 Portfolio		Portfolio will seek to provide total return
consistent with an asset allocation targeted at
retirement in approximately 2015. On the
Target Date, the investment objective will be to
seek to provide a combination of total return
and stability of principal consistent with an
asset allocation targeted to retirement.

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Investment Adviser/

Fund Name	Subadviser	Investment Objective(s)

ING Partners, Inc. - ING Solution	Directed Services LLC	Until the day prior to the Target Date, the
2025 Portfolio		Portfolio will seek to provide total return
consistent with an asset allocation targeted at
retirement in approximately 2025. On the
Target Date, the investment objective will be to
seek to provide a combination of total return
and stability of principal consistent with an
asset allocation targeted to retirement.

ING Partners, Inc. - ING Solution	Directed Services LLC	Until the day prior to the Target Date, the
2035 Portfolio		Portfolio will seek to provide total return
consistent with an asset allocation targeted at
retirement in approximately 2035. On the
Target Date, the investment objective will be to
seek to provide a combination of total return
and stability of principal consistent with an
asset allocation targeted to retirement.

ING Partners, Inc. – ING Solution	Directed Services LLC	Until the day prior to the Target Date, the
2045 Portfolio		Portfolio will seek to provide total return
consistent with an asset allocation targeted at
retirement in approximately 2045. On the
Target Date, the investment objective will be to
seek to provide a combination of total return
and stability of principal consistent with an
asset allocation targeted to retirement.

ING Partners, Inc. - ING Solution	Directed Services LLC	Seeks to provide a combination of total return
Income Portfolio		and stability of principal consistent with an
asset allocation targeted to retirement.

ING Investors Trust - ING Stock	Directed Services LLC	Seeks total return. The Portfolio’s investment
Index Portfolio		objective is not fundamental and may be
	Subadviser: ING	changed without a shareholder vote.
Investment
Management Co.

ING Investors Trust - ING T. Rowe	Directed Services LLC	Seeks, over the long-term, a high total
Price Capital Appreciation Portfolio		investment return, consistent with the
	Subadviser: T. Rowe	preservation of capital and prudent investment
	Price Associates, Inc.	risk.

ING Partners, Inc. - ING T. Rowe	Directed Services LLC	Seeks long-term capital appreciation.
Price Diversified Mid Cap Growth	Subadviser: T. Rowe
Portfolio	Price Associates, Inc.
(T. Rowe Price)

ING Investors Trust - ING T. Rowe	Directed Services LLC	Seeks substantial dividend income as well as
Price Equity Income Portfolio		long-term growth of capital.
Subadviser: T. Rowe
Price Associates, Inc.

ING Partners, Inc. - ING T. Rowe	Directed Services LLC	Seeks long-term capital growth, and
Price Growth Equity Portfolio	Subadviser: T. Rowe	secondarily, increasing dividend income.
Price Associates, Inc.
(T. Rowe Price)

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Investment Adviser/

Fund Name	Subadviser	Investment Objective(s)

ING Partners, Inc. - ING Templeton	Directed Services LLC	Seeks long-term capital growth.
Foreign Equity Portfolio
Subadviser: Templeton
Investment Counsel,
LLC (Templeton)

ING Investors, Inc. - ING	Directed Services LLC	Seeks capital appreciation. Current income is
Templeton Global Growth Portfolio		only an incidental consideration.
Subadviser: Templeton
Global Advisors

ING Partners, Inc. – ING	Directed Services LLC	Seeks capital appreciation.
Thornburg Value Portfolio
Subadviser: Thornburg
Investment
Management
(Thornburg)

ING Partners, Inc. - ING UBS U.S.	Directed Services LLC	Seeks long-term growth of capital and future
Large Cap Equity Portfolio		income.
Subadviser: UBS
Global Asset
Management
(Americas) Inc. (UBS
Global AM)

ING Partners, Inc. - ING Van	Directed Services LLC	Seeks capital growth and income.
Kampen Comstock Portfolio
Subadviser: Van
Kampen

ING Partners, Inc. - ING Van	Directed Services LLC	Seeks total return, consisting of long-term
Kampen Equity and Income		capital appreciation and current income.
Portfolio	Subadviser: Van
Kampen

ING Investors Trust - ING Van	Directed Services LLC	Seeks long-term growth of capital and income.
Kampen Growth and Income
Portfolio	Subadviser: Van
Kampen

ING Investors Trust - ING Van	Directed Services LLC	A non-diversified portfolio that seeks capital
Kampen Real Estate Portfolio		appreciation and secondarily seeks current
	Subadviser: Van	income.
Kampen

ING Investors Trust - ING Wells	Directed Services LLC	Seeks long-term capital growth.
Fargo Disciplined Value Portfolio
Subadviser: Wells
Capital Management,
Inc.

ING Investors Trust - ING Wells	Directed Services LLC	Seeks long-term capital appreciation. The
Fargo Small Cap Disciplined		Portfolio’s investment objective is not
Portfolio	Subadviser: Wells	fundamental and may be changed without a
	Capital Management,	shareholder vote.
Inc.

PRO.75996-07

54

Investment Adviser/

Fund Name	Subadviser	Investment Objective(s)

ING VP Balanced Portfolio, Inc.	ING Investments, LLC	Seeks to maximize investment return,
consistent with reasonable safety of principal,
	Subadviser: ING	by investing in a diversified portfolio of one or
	Investment	more of the following asset classes: stocks,
	Management Co.	bonds and cash equivalents, based on the
judgment of the Portfolio’s management, of
which of those sectors or mix thereof offers the
best investment prospects.

ING Variable Products Trust - ING	ING Investments, LLC	Seeks long-term capital appreciation.
VP Financial Services Portfolio
Subadviser: ING
Investment
Management Co.

ING Variable Portfolios, Inc. - ING	ING Investments, LLC	Seeks long-term capital appreciation.
VP Global Science and Technology
Portfolio	Subadviser:
BlackRock Advisors,
LLC

ING Variable Funds - ING VP	ING Investments, LLC	Seeks to maximize total return through
Growth and Income Portfolio		investments in a diversified portfolio of
	Subadviser: ING	common stocks and securities convertible into
	Investment	common stock.
Management Co.

ING Variable Portfolios, Inc. - ING	ING Investments, LLC	Seeks growth of capital through investment in a
VP Growth Portfolio		diversified portfolio consisting primarily of
	Subadviser: ING	common stocks and securities convertible into
	Investment	common stocks believed to offer growth
	Management Co.	potential.

ING Investors Trust - ING VP	ING Investments, LLC	Seeks to outperform the total return
Index Plus International Equity		performance of the Morgan Stanley Capital
Portfolio	Subadviser: ING	International Europe Australasia and Far East®
	Investment	Index (“MSCI EAFE® Index”), while
	Management Advisors,	maintaining a market level of risk. The
	B.V.	Portfolio’s investment objective is not
fundamental and may be changed without a
shareholder vote.

ING Variable Portfolios, Inc. - ING	ING Investments, LLC	Seeks to outperform the total return
VP Index Plus LargeCap Portfolio		performance of the Standard & Poor’s 500
	Subadviser: ING	Composite Stock Price Index (S&P 500 Index),
	Investment	while maintaining a market level of risk.
Management Co.

ING Variable Portfolios, Inc. - ING	ING Investments, LLC	Seeks to outperform the total return
VP Index Plus MidCap Portfolio		performance of the Standard & Poor’s MidCap
	Subadviser: ING	400 Index (S&P MidCap 400 Index), while
	Investment	maintaining a market level of risk.
Management Co.

ING Variable Portfolios, Inc. - ING	ING Investments, LLC	Seeks to outperform the total return
VP Index Plus SmallCap Portfolio		performance of the Standard and Poor’s
	Subadviser: ING	SmallCap 600 Index (S&P SmallCap 600
	Investment	Index), while maintaining a market level of
	Management Co.	risk.

PRO.75996-07

55

Investment Adviser/

Fund Name	Subadviser	Investment Objective(s)

ING VP Intermediate Bond	ING Investments, LLC	Seeks to maximize total return consistent with
Portfolio		reasonable risk, through investment in a
	Subadviser: ING	diversified portfolio consisting primarily of
	Investment	debt securities.
Management Co.

ING Variable Portfolios, Inc. - ING	ING Investments, LLC	Seeks long-term capital growth primarily
VP International Equity Portfolio		through investment in a diversified portfolio of
	Subadviser: ING	common stocks principally traded in countries
	Investment	outside of the United States. The portfolio will
	Management Co.	not target any given level of current income.

ING Variable Products Trust - ING	ING Investments, LLC	Seeks capital appreciation.
VP International Value Portfolio
Subadviser: ING
Investment
Management Co.

ING Variable Products Trust - ING	ING Investments, LLC	Seeks long-term capital appreciation.
VP MidCap Opportunities Portfolio
Subadviser: ING
Investment
Management Co.

ING VP Money Market Portfolio	ING Investments, LLC	Seeks to provide high current return, consistent
with preservation of capital and liquidity,
	Subadviser: ING	through investment in high-quality money
	Investment	market instruments. There is no guarantee
	Management Co.	that the ING VP Money Market Subaccount
will have a positive or level return.

ING Variable Products Trust - ING	ING Investments, LLC	A non-diversified portfolio that seeks total
VP Real Estate Portfolio		return. This objective is not fundamental and
	Subadviser: ING	may be changed without a shareholder vote.
Clarion Real Estate
Securities L.P.

ING Variable Portfolios, Inc. - ING	ING Investments, LLC	Seeks growth of capital primarily through
VP Small Company Portfolio		investment in a diversified portfolio of common
	Subadviser: ING	stocks and securities of companies with smaller
	Investment	market capitalizations.
Management Co.

ING Variable Products Trust - ING	ING Investments, LLC	Seeks long-term capital appreciation.
VP SmallCap Opportunities
Portfolio	Subadviser: ING
Investment
Management Co.

ING Strategic Allocation Portfolios,	ING Investments, LLC	Seeks to provide total return consistent with
Inc. - ING VP Strategic Allocation		preservation of capital. Managed for investors
Conservative Portfolio	Subadviser: ING	primarily seeking total return consistent with
	Investment	capital preservation who generally have an
	Management Co.	investment horizon exceeding 5 years and a low
level of risk tolerance.

ING Strategic Allocation Portfolios,	ING Investments, LLC	Seeks to provide capital appreciation. Managed
Inc. - ING VP Strategic Allocation		for investors seeking capital appreciation who
Growth Portfolio	Subadviser: ING	generally have an investment horizon
	Investment	exceeding 15 years and a high level or risk
	Management Co.	tolerance.

PRO.75996-07

56

Investment Adviser/

Fund Name	Subadviser	Investment Objective(s)

ING Strategic Allocation Portfolios,	ING Investments, LLC	Seeks to provide total return (i.e., income and
Inc. - ING VP Strategic Allocation		capital appreciation, both realized and
Moderate Portfolio	Subadviser: ING	unrealized). Managed for investors seeking a
	Investment	balance between income and capital
	Management Co.	appreciation who generally have an investment
horizon exceeding 10 years and a moderate
level of risk tolerance.

ING Variable Portfolios, Inc. - ING	ING Investments, LLC	Seeks growth of capital primarily through
VP Value Opportunity Portfolio		investment in a diversified portfolio of common
	Subadviser: ING	stocks.
Investment
Management Co.

Lord Abbett Series Fund, Inc. -	Lord, Abbett & Co.	Seeks long-term growth of capital and income
Growth and Income Portfolio	LLC (Lord Abbett)	without excessive fluctuations in market value.

Lord Abbett Series Fund, Inc. -	Lord, Abbett & Co.	Seeks capital appreciation through investments,
Mid-Cap Value Portfolio	LLC (Lord Abbett)	primarily in equity securities, which are
believed to be undervalued in the marketplace.

Oppenheimer Variable Account	Oppenheimer Funds,	Seeks capital appreciation.
Funds - Oppenheimer Main Street	Inc.
Small Cap Fund® /VA

PIMCO Variable Insurance Trust -		Seeks maximum real return, consistent with
Real Return Portfolio	Pacific Investment	preservation of real capital and prudent
	Management Company	investment management.
LLC (PIMCO)

Pioneer Variable Contracts Trust –	Pioneer Investment	Seeks long-term growth of capital.
Pioneer Emerging Markets VCT	Management, Inc.
Portfolio

Pioneer Variable Contracts Trust -	Pioneer Investment	Seeks reasonable income and capital growth.
Pioneer Fund VCT Portfolio	Management, Inc.

Pioneer Variable Contracts Trust -	Pioneer Investment	Seeks maximize total return through a
Pioneer High Yield VCT Portfolio	Management, Inc.	combination of income and capital
appreciation.

Pioneer Variable Contracts Trust -	Pioneer Investment	Seeks capital appreciation by investing in a
Pioneer Mid Cap Value VCT	Management, Inc.	diversified portfolio of securities consisting
Portfolio		primarily of common stocks.

Premier VIT - OpCap Mid Cap	OpCap Advisors, LLC	Seeks long-term capital appreciation.
Portfolio
Subadviser:
Oppenheimer Capital,
LLC

Wanger Advisors Trust – Wanger	Columbia Wanger	Seeks long-term growth of capital.
International Small Cap	Asset Management,
L.P.

Wanger Advisors Trust - Wanger	Columbia Wanger	A nondiversified fund that seeks long-term
Select	Asset Management,	growth of capital.
L.P.

Wanger Advisors Trust - Wanger	Columbia Wanger	Seeks long-term growth of capital.
U.S. Smaller Companies	Asset Management,
L.P.

PRO.75996-07

57

APPENDIX V
CONDENSED FINANCIAL INFORMATION

TABLE OF CONTENTS

Table I - For Contracts With Total Separate Account Charges of 0.75%	CFI 1
Table II - For Contracts With Total Separate Account Charges of 0.80%	CFI 10
Table III - For Contracts With Total Separate Account Charges of 1.25%	CFI 17
Table IV - For Contracts With Total Separate Account Charges of 1.50%
Including A 0.25% Administrative Expense Charge Beginning April 7, 1997	CFI 26
Table V - For Contracts Containing Limits on Fees	CFI 33
Table VI - For Contracts With Total Separate Account Charges of 0.95%	CFI 36

PRO.75996-07

58

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2006, the following tables give (1) the accumulation unit value (AUV) at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account B available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2006 the “Value at beginning of period” shown is the value at first date of investment.

TABLE I

FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.75% (Selected data for accumulation units outstanding throughout each period)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during August 1999)
Value at beginning of period	$10.25	$9.49	$8.97	$6.98	$9.292	$12.204	$13.801	$9.979
Value at end of period	$10.82	$10.25	$9.49	$8.97	$6.98	$9.292	$12.204	$13.801
Number of accumulation units outstanding at end of period	72,694	38,835	44,456	63,788	117,785	119,757	134,675	11,915
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during July 1999)
Value at beginning of period	$8.93	$8.55	$7.90	$6.40	$7.636	$9.97	$11.756	$10.215
Value at end of period	$10.35	$8.93	$8.55	$7.90	$6.40	$7.636	$9.97	$11.756
Number of accumulation units outstanding at end of period	103,106	60,142	70,644	108,041	100,703	108,312	148,348	36,163
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$23.83	$22.73	$21.15	$17.86	$20.484	$22.178	$23.066	$20.708	$17.944	$15.056
Value at end of period	$25.73	$23.83	$22.73	$21.15	$17.86	$20.484	$22.178	$23.066	$20.708	$17.944
Number of accumulation units outstanding at end of period	22,682	15,736	13,375	14,750	15,358	15,423	32,222	37,046	35,544	31,512
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$30.41	$26.20	$22.86	$17.93	$19.928	$22.881	$24.687	$20.018	$15.517	$12.593
Value at end of period	$33.72	$30.41	$26.20	$22.86	$17.93	$19.928	$22.881	$24.687	$20.018	$15.517
Number of accumulation units outstanding at end of period	1,070,931	1,123,014	940,536	740,795	690,401	719,837	642,878	732,243	779,942	710,711
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$23.45	$22.32	$20.16	$15.59	$18.908	$20.045	$18.627	$17.65	$15.93	$12.529
Value at end of period	$27.98	$23.45	$22.32	$20.16	$15.59	$18.908	$20.045	$18.627	$17.65	$15.93
Number of accumulation units outstanding at end of period	747,830	773,618	899,688	810,958	686,999	619,584	417,042	519,885	630,682	744,774
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$18.86	$17.96	$17.51	$13.28	$19.14	$23.418	$26.504	$19.43	$14.034	$11.451
Value at end of period	$20.01	$18.86	$17.96	$17.51	$13.28	$19.14	$23.418	$26.504	$19.43	$14.034
Number of accumulation units outstanding at end of period	455,288	525,424	609,242	801,208	733,179	978,004	1,030,486	874,557	595,859	444,057
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$18.66	$15.79	$14.00	$9.84	$12.436	$15.894	$19.796	$13.984	$12.496	$11.286
Value at end of period	$21.87	$18.66	$15.79	$14.00	$9.84	$12.436	$15.894	$19.796	$13.984	$12.496
Number of accumulation units outstanding at end of period	243,289	212,199	334,500	412,068	183,724	193,611	193,260	182,517	141,714	102,509

CFI 1

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period	$16.16	$14.96	$12.18	$9.29	$11.57
Value at end of period	$18.76	$16.16	$14.96	$12.18	$9.29
Number of accumulation units outstanding at end of period	182,313	198,335	233,334	29,354	19,784
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.51	$11.89
Value at end of period	$12.64	$12.51
Number of accumulation units outstanding at end of period	30,827	1,338
ING AMERICAN CENTURY LARGE COMPANY VALUE
PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period	$11.23	$11.17	$10.23	$7.48
Value at end of period	$13.30	$11.23	$11.17	$10.23
Number of accumulation units outstanding at end of period	10,140	6,628	14,067	10,866
ING AMERICAN CENTURY SELECT PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.20	$9.71
Value at end of period	$9.96	$10.20
Number of accumulation units outstanding at end of period	258,506	409,820
ING AMERICAN CENTURY SMALL-MID CAP VALUE
PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$14.06	$13.13	$10.91	$8.11	$10.12
Value at end of period	$16.11	$14.06	$13.13	$10.91	$8.11
Number of accumulation units outstanding at end of period	74,089	77,831	48,611	27,226	9,662
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$9.40
Value at end of period	$10.12
Number of accumulation units outstanding at end of period	416
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$15.62	$14.66	$11.54	$8.72	$9.97
Value at end of period	$17.87	$15.62	$14.66	$11.54	$8.72
Number of accumulation units outstanding at end of period	153,595	177,404	123,221	72,761	13,543

CFI 2

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$9.44
Value at end of period	$10.10
Number of accumulation units outstanding at end of period	2,599
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$11.91	$11.55	$10.73	$7.69	$7.64
Value at end of period	$13.46	$11.91	$11.55	$10.73	$7.69
Number of accumulation units outstanding at end of period	59,333	49,593	86,617	75,629	655
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.24	$10.39
Value at end of period	$12.71	$11.24
Number of accumulation units outstanding at end of period	37,991	37,857
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$11.86	$10.27
Value at end of period	$13.18	$11.86
Number of accumulation units outstanding at end of period	62,389	17,854
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$11.68	$11.13	$10.20	$7.80
Value at end of period	$13.00	$11.68	$11.13	$10.20
Number of accumulation units outstanding at end of period	1,080	957	5,910	621
ING GOLDMAN SACHS® CAPITAL GROWTH
PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period	$10.81	$10.69	$9.90	$8.07	$8.32
Value at end of period	$11.65	$10.81	$10.69	$9.90	$8.07
Number of accumulation units outstanding at end of period	14,964	26,822	24,427	1,070	1,590
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.45	$9.83
Value at end of period	$18.13	$13.45
Number of accumulation units outstanding at end of period	280,745	125,410

CFI 3

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$26.17	$23.96	$20.30	$15.80	$19.437	$26.801	$33.582	$21.359	$18.07	$17.838
Value at end of period	$31.74	$26.17	$23.96	$20.30	$15.80	$19.437	$26.801	$33.582	$21.359	$18.07
Number of accumulation units outstanding at end of period	165,940	188,204	243,086	203,360	200,629	242,232	266,458	331,362	257,953	280,633
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$15.30	$14.21	$11.87	$9.20	$10.05
Value at end of period	$17.70	$15.30	$14.21	$11.87	$9.20
Number of accumulation units outstanding at end of period	101,689	79,289	106,479	25,670	8,925
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.33	$10.92
Value at end of period	$13.12	$11.33
Number of accumulation units outstanding at end of period	21,119	1,413
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$13.42	$11.72	$9.75
Value at end of period	$17.21	$13.42	$11.72
Number of accumulation units outstanding at end of period	316,711	160,645	20,616
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$16.48	$14.90	$13.68	$9.97	$15.534	$20.927	$29.605	$19.769	$15.361	$15.547
Value at end of period	$18.04	$16.48	$14.90	$13.68	$9.97	$15.534	$20.927	$29.605	$19.769	$15.361
Number of accumulation units outstanding at end of period	199,069	230,509	258,443	352,629	337,985	443,965	478,944	457,665	562,097	598,078
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.52	$10.15
Value at end of period	$12.18	$11.52
Number of accumulation units outstanding at end of period	43,045	59,106
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$9.96
Value at end of period	$10.83
Number of accumulation units outstanding at end of period	463
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.42	$10.99
Value at end of period	$11.90	$11.42
Number of accumulation units outstanding at end of period	30,457	10,903

CFI 4

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$12.47	$10.25
Value at end of period	$15.35	$12.47
Number of accumulation units outstanding at end of period	82,641	15,884
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$12.76	$12.49	$11.33	$10.51
Value at end of period	$14.17	$12.76	$12.49	$11.33
Number of accumulation units outstanding at end of period	81,055	105,539	91,791	25,035
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.45	$10.07
Value at end of period	$14.86	$11.45
Number of accumulation units outstanding at end of period	65,924	21,628
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$12.08	$11.85	$10.83	$8.19
Value at end of period	$13.24	$12.08	$11.85	$10.83
Number of accumulation units outstanding at end of period	56,065	57,715	90,165	60,055
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.70	$10.02
Value at end of period	$13.70	$11.70
Number of accumulation units outstanding at end of period	2,114,069	2,419,449
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.02	$10.74
Value at end of period	$12.57	$11.02
Number of accumulation units outstanding at end of period	13,332	2,416
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.05	$9.89
Value at end of period	$10.82	$10.05
Number of accumulation units outstanding at end of period	438,534	470,645
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.52	$10.40
Value at end of period	$11.37	$10.52
Number of accumulation units outstanding at end of period	113,284	84,185
CFI 5

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.65	$11.50	$11.10	$10.75	$10.00
Value at end of period	$12.03	$11.65	$11.50	$11.10	$10.75
Number of accumulation units outstanding at end of period	390,618	332,103	237,732	138,571	69,179
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.50
Value at end of period	$10.83
Number of accumulation units outstanding at end of period	3,381
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$10.18
Value at end of period	$10.61
Number of accumulation units outstanding at end of period	1,931
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.61
Value at end of period	$10.63
Number of accumulation units outstanding at end of period	3,418
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.72	$10.48
Value at end of period	$11.78	$10.72
Number of accumulation units outstanding at end of period	44,081	3,046
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.94	$10.99
Value at end of period	$12.23	$10.94
Number of accumulation units outstanding at end of period	47,667	10,100
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$11.29
Value at end of period	$12.58
Number of accumulation units outstanding at end of period	7,054
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.62
Value at end of period	$12.92
Number of accumulation units outstanding at end of period	12,894

CFI 6

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.44
Value at end of period	$11.02
Number of accumulation units outstanding at end of period	14,454
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.02
Value at end of period	$11.21
Number of accumulation units outstanding at end of period	29,980
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$27.83	$27.61	$24.64	$19.38	$27.966	$37.448	$40.017	$27.097	$21.541	$21.225
Value at end of period	$32.27	$27.83	$27.61	$24.64	$19.38	$27.966	$37.448	$40.017	$27.097	$21.541
Number of accumulation units outstanding at end of period	99,660	97,300	134,825	149,651	180,680	212,226	260,806	202,966	167,065	164,474
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.97	$10.58
Value at end of period	$12.48	$10.97
Number of accumulation units outstanding at end of period	285,151	65,688
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.14	$9.94
Value at end of period	$12.07	$11.14
Number of accumulation units outstanding at end of period	837,703	1,021,434
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$14.37	$13.93	$12.22	$11.11
Value at end of period	$16.98	$14.37	$13.93	$12.22
Number of accumulation units outstanding at end of period	210,382	254,297	110,302	41,259
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$22.50	$21.35	$19.55	$15.04	$19.759	$22.174	$22.348	$18.407	$14.534	$14.237
Value at end of period	$25.30	$22.50	$21.35	$19.55	$15.04	$19.759	$22.174	$22.348	$18.407	$14.534
Number of accumulation units outstanding at end of period	325,715	344,626	413,855	399,672	242,810	246,671	271,254	314,992	335,510	360,615
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$16.45	$15.16	$13.31	$10.73	$14.392	$18.328	$19.332	$15.703	$12.863	$13.11
Value at end of period	$18.70	$16.45	$15.16	$13.31	$10.73	$14.392	$18.328	$19.332	$15.703	$12.863
Number of accumulation units outstanding at end of period	199,311	195,565	202,036	200,228	226,503	270,714	292,094	331,760	428,785	462,383

CFI 7

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$12.77	$12.43	$10.73	$8.34	$10.23
Value at end of period	$14.68	$12.77	$12.43	$10.73	$8.34
Number of accumulation units outstanding at end of period	170,750	187,238	228,373	50,266	26,016
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.73	$9.99
Value at end of period	$12.00	$10.73
Number of accumulation units outstanding at end of period	856,791	934,232
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.08	$10.88
Value at end of period	$12.76	$11.08
Number of accumulation units outstanding at end of period	85,163	80,720
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.02
Value at end of period	$12.34
Number of accumulation units outstanding at end of period	63,152
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period	$27.78	$26.84	$24.72	$20.95	$23.535	$24.755	$25.081	$22.244	$19.166	$15.765
Value at end of period	$30.32	$27.78	$26.84	$24.72	$20.95	$23.535	$24.755	$25.081	$22.244	$19.166
Number of accumulation units outstanding at end of period	683,158	833,500	929,064	936,581	986,779	1,282,885	1,315,034	1,579,288	1,798,425	1,970,116
ING VP FINANCIAL SERVICES PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.93	$10.32
Value at end of period	$13.91	$11.93
Number of accumulation units outstanding at end of period	18,316	8,377
ING VP GLOBAL SCIENCE AND TECHNOLOGY
PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period	$4.09	$3.69	$3.76	$2.61	$4.473	$5.85	$9.999
Value at end of period	$4.36	$4.09	$3.69	$3.76	$2.61	$4.473	$5.85
Number of accumulation units outstanding at end of period	374,554	663,728	572,202	663,725	470,065	549,436	319,735
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$22.67	$21.12	$19.63	$15.69	$21.072	$26.02	$29.444	$25.265	$22.233	$17.246
Value at end of period	$25.69	$22.67	$21.12	$19.63	$15.69	$21.072	$26.02	$29.444	$25.265	$22.233
Number of accumulation units outstanding at end of period	4,131,305	4,723,188	5,523,035	6,316,075	7,378,211	8,597,331	10,227,817	11,813,416	12,975,484	14,879,862

CFI 8

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VP GROWTH PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period	$16.14	$14.86	$13.97	$10.80	$15.311	$21.151	$24.203	$18.067	$13.239
Value at end of period	$16.44	$16.14	$14.86	$13.97	$10.80	$15.311	$21.151	$24.203	$18.067
Number of accumulation units outstanding at end of period	180,009	239,130	351,385	460,683	558,746	662,293	791,027	626,397	428,697
ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.39
Value at end of period	$10.90
Number of accumulation units outstanding at end of period	16,922
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$20.22	$19.33	$17.61	$14.07	$18.059	$21.065	$23.427	$18.989	$14.538	$10.94
Value at end of period	$22.99	$20.22	$19.33	$17.61	$14.07	$18.059	$21.065	$23.427	$18.989	$14.538
Number of accumulation units outstanding at end of period	1,000,569	961,693	1,062,735	1,059,396	999,688	1,191,685	1,133,418	1,552,902	1,060,363	485,417
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during July 1998)
Value at beginning of period	$21.44	$19.43	$16.79	$12.78	$14.642	$14.951	$12.561	$10.928	$9.95
Value at end of period	$23.29	$21.44	$19.43	$16.79	$12.78	$14.642	$14.951	$12.561	$10.928
Number of accumulation units outstanding at end of period	578,989	699,184	762,456	685,256	757,291	512,594	357,969	60,811	16,207
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period	$16.23	$15.20	$12.54	$9.28	$10.776	$10.602	$9.727	$8.846	$9.407
Value at end of period	$18.34	$16.23	$15.20	$12.54	$9.28	$10.776	$10.602	$9.727	$8.846
Number of accumulation units outstanding at end of period	379,835	491,005	472,530	424,685	328,141	169,151	74,216	76,971	53,460
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$20.25	$19.78	$19.00	$18.01	$16.749	$15.519	$14.26	$14.475	$13.486	$12.546
Value at end of period	$20.91	$20.25	$19.78	$19.00	$18.01	$16.749	$15.519	$14.26	$14.475	$13.486
Number of accumulation units outstanding at end of period	955,127	1,039,871	1,071,475	1,093,869	1,401,270	1,582,543	1,459,552	1,654,932	2,012,308	1,921,538
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period	$11.31	$9.75	$8.39	$6.40	$8.793	$11.639	$14.718	$9.798	$10.288
Value at end of period	$13.87	$11.31	$9.75	$8.39	$6.40	$8.793	$11.639	$14.718	$9.798
Number of accumulation units outstanding at end of period	80,793	67,616	56,079	31,701	59,835	80,011	84,649	44,538	29,000
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$13.11	$12.07	$10.36	$8.03	$9.94
Value at end of period	$16.85	$13.11	$12.07	$10.36	$8.03
Number of accumulation units outstanding at end of period	302,402	227,188	168,356	79,036	34,787

CFI 9

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.46	$10.46	$9.45	$6.97	$8.80
Value at end of period	$12.26	$11.46	$10.46	$9.45	$6.97
Number of accumulation units outstanding at end of period	24,746	25,740	22,194	79,747	10,442
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$14.83	$14.51	$14.46	$14.44	$14.318	$13.879	$13.145	$12.604	$12.041	$11.502
Value at end of period	$15.44	$14.83	$14.51	$14.46	$14.44	$14.318	$13.879	$13.145	$12.604	$12.041
Number of accumulation units outstanding at end of period	1,377,938	947,243	1,029,619	1,310,807	2,039,091	2,482,499	2,718,810	2,521,960	2,102,275	2,066,545
ING VP NATURAL RESOURCES TRUST
Value at beginning of period	$24.79	$17.48	$15.64	$12.07	$12.42	$14.886	$12.67	$11.189	$14.025	$13.188
Value at end of period	$29.95	$24.79	$17.48	$15.64	$12.07	$12.42	$14.886	$12.67	$11.189	$14.025
Number of accumulation units outstanding at end of period	109,047	121,906	30,688	14,532	20,937	40,152	43,624	65,370	92,175	106,926
ING VP REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$15.55	$13.93	$11.87
Value at end of period	$21.02	$15.55	$13.93
Number of accumulation units outstanding at end of period	200,853	132,353	58,651
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$8.18	$7.55	$6.90	$5.02	$7.51
Value at end of period	$9.13	$8.18	$7.55	$6.90	$5.02
Number of accumulation units outstanding at end of period	21,695	6,050	122,293	188,393	3,032
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$25.23	$23.05	$20.30	$14.88	$19.526	$18.917	$17.859	$13.751	$13.704	$13.211
Value at end of period	$29.24	$25.23	$23.05	$20.30	$14.88	$19.526	$18.917	$17.859	$13.751	$13.704
Number of accumulation units outstanding at end of period	249,132	265,147	306,182	367,449	362,104	356,106	282,407	177,817	90,092	2,408
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
Value at beginning of period	$18.08	$17.54	$16.37	$14.51	$15.285	$15.775	$15.164	$14.266	$13.441	$11.826
Value at end of period	$19.45	$18.08	$17.54	$16.37	$14.51	$15.285	$15.775	$15.164	$14.266	$13.441
Number of accumulation units outstanding at end of period	42,630	44,621	39,677	39,733	43,245	51,743	59,794	77,496	120,312	54,849
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
Value at beginning of period	$19.56	$18.56	$16.69	$13.52	$15.799	$17.996	$18.253	$16.082	$15.535	$13.055
Value at end of period	$21.97	$19.56	$18.56	$16.69	$13.52	$15.799	$17.996	$18.253	$16.082	$15.535
Number of accumulation units outstanding at end of period	128,556	128,492	167,875	160,276	151,275	123,989	118,220	129,605	104,608	90,134

CFI 10

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
Value at beginning of period	$18.65	$17.95	$16.41	$13.84	$15.41	$16.994	$16.75	$15.312	$14.566	$12.483
Value at end of period	$20.58	$18.65	$17.95	$16.41	$13.84	$15.41	$16.994	$16.75	$15.312	$14.566
Number of accumulation units outstanding at end of period	59,958	66,485	101,618	103,788	145,425	120,719	125,910	124,069	119,246	100,256
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period	$19.87	$18.71	$17.11	$13.84	$18.828	$20.989	$19.19	$16.169	$12.632
Value at end of period	$22.88	$19.87	$18.71	$17.11	$13.84	$18.828	$20.989	$19.19	$16.169
Number of accumulation units outstanding at end of period	106,435	137,082	193,403	267,708	246,273	283,291	121,019	93,802	91,722
ING WELLS FARGO MID CAP DISCIPLINED
PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$9.84
Value at end of period	$10.79
Number of accumulation units outstanding at end of period	725
ING WELLS FARGO SMALL CAP DISCIPLINED
PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.31
Value at end of period	$10.55
Number of accumulation units outstanding at end of period	4,620
LORD ABBETT SERIES FUND - GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.79	$11.50	$10.29	$7.91	$9.37
Value at end of period	$13.72	$11.79	$11.50	$10.29	$7.91
Number of accumulation units outstanding at end of period	470,423	550,423	431,108	195,607	20,717
LORD ABBETT SERIES FUND - MID-CAP VALUE
PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$13.73	$12.78	$10.38	$8.38	$9.68
Value at end of period	$15.29	$13.73	$12.78	$10.38	$8.38
Number of accumulation units outstanding at end of period	199,991	297,358	226,937	89,083	44,193
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.76	$11.48
Value at end of period	$13.43	$11.76
Number of accumulation units outstanding at end of period	42,907	1,820
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$10.96	$10.82	$10.25
Value at end of period	$10.97	$10.96	$10.82
Number of accumulation units outstanding at end of period	207,501	131,690	48,252

CFI 11

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.87	$11.31	$9.79	$8.05	$9.62
Value at end of period	$14.43	$11.87	$11.31	$9.79	$8.05
Number of accumulation units outstanding at end of period	243,691	214,565	84,427	961	6,033
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$10.85	$10.29	$9.32	$7.59	$7.58
Value at end of period	$12.55	$10.85	$10.29	$9.32	$7.59
Number of accumulation units outstanding at end of period	7,165	7,446	5,033	419	172
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during October 2004)
Value at beginning of period	$10.81	$10.68	$10.39
Value at end of period	$11.64	$10.81	$10.68
Number of accumulation units outstanding at end of period	24,170	12,345	20,207
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$15.58	$14.55	$12.00	$8.80	$10.50
Value at end of period	$17.41	$15.58	$14.55	$12.00	$8.80
Number of accumulation units outstanding at end of period	153,952	209,222	173,076	49,902	1,847
WANGER SELECT
(Funds were first received in this option during October 2004)
Value at beginning of period	$12.55	$11.45	$10.26
Value at end of period	$14.91	$12.55	$11.45
Number of accumulation units outstanding at end of period	116,469	42,284	21,769
WANGER U.S. SMALLER COMPANIES
(Funds were first received in this option during July 2004)
Value at beginning of period	$12.82	$11.61	$9.99
Value at end of period	$13.73	$12.82	$11.61
Number of accumulation units outstanding at end of period	35,414	41,877	8,397

TABLE II

FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80% (Selected data for accumulation units outstanding throughout each period)

	2006	2005	2004	2003	2002	2001	2000	1999

AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during October 2002)
Value at beginning of period	$10.22	$9.46	$8.95	$6.96	$6.97
Value at end of period	$10.78	$10.22	$9.46	$8.95	$6.96
Number of accumulation units outstanding at end of period	4,995	0	998	756	756

CFI 12

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999

AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during November 2000)
Value at beginning of period	$8.90	$8.52	$7.88	$6.39	$7.626	$9.962	$10.973
Value at end of period	$10.31	$8.90	$8.52	$7.88	$6.39	$7.626	$9.962
Number of accumulation units outstanding at end of period	221	307	1,351	991	886	207	56
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during March 1999)
Value at beginning of period	$16.93	$14.60	$12.74	$10.00	$11.118	$12.772	$13.787	$11.46
Value at end of period	$18.77	$16.93	$14.60	$12.74	$10.00	$11.118	$12.772	$13.787
Number of accumulation units outstanding at end of period	96,426	82,725	64,656	48,269	19,242	9,644	7,548	5,461
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during March 1999)
Value at beginning of period	$13.37	$12.73	$11.51	$8.90	$10.802	$11.457	$10.651	$10.181
Value at end of period	$15.94	$13.37	$12.73	$11.51	$8.90	$10.802	$11.457	$10.651
Number of accumulation units outstanding at end of period	6,091	7,107	11,078	10,948	8,584	1,968	1,315	654
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during March 1999)
Value at beginning of period	$11.37	$10.83	$10.56	$8.02	$11.56	$14.152	$16.024	$12.39
Value at end of period	$12.05	$11.37	$10.83	$10.56	$8.02	$11.56	$14.152	$16.024
Number of accumulation units outstanding at end of period	7,415	8,686	16,517	13,775	12,915	8,593	6,686	4,299
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during November 2000)
Value at beginning of period	$12.98	$10.99	$9.75	$6.85	$8.665	$11.081	$10.70
Value at end of period	$15.20	$12.98	$10.99	$9.75	$6.85	$8.665	$11.081
Number of accumulation units outstanding at end of period	721	613	161	711	60	61	42
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during December 2003)
Value at beginning of period	$16.12	$14.94	$12.17	$11.69
Value at end of period	$18.71	$16.12	$14.94	$12.17
Number of accumulation units outstanding at end of period	828	399	95	30
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$12.51	$12.75
Value at end of period	$12.63	$12.51
Number of accumulation units outstanding at end of period	0	10,241
ING AMERICAN CENTURY SELECT PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.20	$9.49
Value at end of period	$9.96	$10.20
Number of accumulation units outstanding at end of period	2,454	2,499

CFI 13

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999

ING AMERICAN CENTURY SMALL-MID CAP VALUE
PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$14.03	$13.12	$12.66
Value at end of period	$16.07	$14.03	$13.12
Number of accumulation units outstanding at end of period	680	409	336
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$15.59	$14.64	$11.53	$10.84
Value at end of period	$17.83	$15.59	$14.64	$11.53
Number of accumulation units outstanding at end of period	759	416	503	119
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$13.71
Value at end of period	$13.17
Number of accumulation units outstanding at end of period	12,399
ING GOLDMAN SACHS® CAPITAL GROWTH
PORTFOLIO
(Funds were first received in this option during October 2002)
Value at beginning of period	$10.79	$10.67	$9.90	$8.07	$8.07
Value at end of period	$11.62	$10.79	$10.67	$9.90	$8.07
Number of accumulation units outstanding at end of period	873	873	873	652	652
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during March 1999)
Value at beginning of period	$12.07	$11.06	$9.83			$12.397	$15.541	$10.107
Value at end of period	$14.64	$12.07	$11.06			$9.832	$12.397	$15.541
Number of accumulation units outstanding at end of period	4,094	3,677	3,897			0	321	230
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during March 1999)
Value at beginning of period	$9.00	$8.14	$7.48	$5.45	$8.497	$11.453	$16.21	$10.087
Value at end of period	$9.84	$9.00	$8.14	$7.48	$5.45	$8.497	$11.453	$16.21
Number of accumulation units outstanding at end of period	945	635	4,263	11,872	2,175	1,964	8,940	12,648
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$12.47	$12.41
Value at end of period	$15.34	$12.47
Number of accumulation units outstanding at end of period	1,619	42
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$12.74	$12.48	$12.22
Value at end of period	$14.15	$12.74	$12.48
Number of accumulation units outstanding at end of period	2,065	2,065	1,012

CFI 14

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999

ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.70	$9.73
Value at end of period	$13.69	$11.70
Number of accumulation units outstanding at end of period	38,274	42,918
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.05	$9.90
Value at end of period	$10.81	$10.05
Number of accumulation units outstanding at end of period	134	1,339
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$10.60
Value at end of period	$11.21
Number of accumulation units outstanding at end of period	100
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$10.97	$10.86
Value at end of period	$12.47	$10.97
Number of accumulation units outstanding at end of period	796	409
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.14	$9.49
Value at end of period	$12.06	$11.14
Number of accumulation units outstanding at end of period	5,552	2,044
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during March 1999)
Value at beginning of period	$13.30	$12.62	$11.57	$8.90	$11.702	$13.138	$13.248	$10.925
Value at end of period	$14.94	$13.30	$12.62	$11.57	$8.90	$11.702	$13.138	$13.248
Number of accumulation units outstanding at end of period	2,168	1,950	1,745	8,178	1,682	1,873	1,705	1,256
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.93	$10.44
Value at end of period	$12.42	$10.93
Number of accumulation units outstanding at end of period	0	440
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$12.74	$12.41	$10.72	$8.33	$8.59
Value at end of period	$14.65	$12.74	$12.41	$10.72	$8.33
Number of accumulation units outstanding at end of period	1,128	624	2,753	2,360	251

CFI 15

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999

ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.73	$9.81
Value at end of period	$11.99	$10.73
Number of accumulation units outstanding at end of period	2,975	5,387
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.08	$11.06
Value at end of period	$12.75	$11.08
Number of accumulation units outstanding at end of period	935	402
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.62
Value at end of period	$12.34
Number of accumulation units outstanding at end of period	233
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during March 1999)
Value at beginning of period	$13.14	$12.71	$11.71	$9.93	$11.157	$11.741	$11.902	$10.548
Value at end of period	$14.34	$13.14	$12.71	$11.71	$9.93	$11.157	$11.741	$11.902
Number of accumulation units outstanding at end of period	13,782	11,909	12,329	6,770	4,113	5,808	8,875	7,910
ING VP GLOBAL SCIENCE AND TECHNOLOGY
PORTFOLIO
(Funds were first received in this option during September 2000)
Value at beginning of period	$4.08	$3.68	$3.76	$2.60	$4.469	$5.848	$7.729
Value at end of period	$4.34	$4.08	$3.68	$3.76	$2.60	$4.469	$5.848
Number of accumulation units outstanding at end of period	4,407	3,746	3,645	5,114	3,512	3,508	3,062
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during March 1999)
Value at beginning of period	$9.12	$8.50	$7.91	$6.32	$8.495	$10.495	$11.882	$10.246
Value at end of period	$10.33	$9.12	$8.50	$7.91	$6.32	$8.495	$10.495	$11.882
Number of accumulation units outstanding at end of period	38,134	33,368	36,333	41,039	36,379	35,672	34,376	25,734
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during March 1999)
Value at beginning of period	$10.03	$9.25	$8.70	$6.72	$9.539	$13.184	$15.094	$11.536
Value at end of period	$10.22	$10.03	$9.25	$8.70	$6.72	$9.539	$13.184	$15.094
Number of accumulation units outstanding at end of period	75	330	330	2,781	2,599	8,282	6,155	4,940
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during March 1999)
Value at beginning of period	$11.77	$11.25	$10.26	$8.20	$10.532	$12.292	$13.677	$11.411
Value at end of period	$13.37	$11.77	$11.25	$10.26	$8.20	$10.532	$12.292	$13.677
Number of accumulation units outstanding at end of period	8,421	7,605	19,914	18,598	15,082	16,047	21,613	18,623

CFI 16

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999

ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during November 2000)
Value at beginning of period	$22.30	$20.23	$17.49	$13.31	$15.261	$15.591	$15.024
Value at end of period	$24.21	$22.30	$20.23	$17.49	$13.31	$15.261	$15.591
Number of accumulation units outstanding at end of period	32,878	30,048	27,766	29,310	18,709	4,872	2,190
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during March 1999)
Value at beginning of period	$17.45	$16.34	$13.49	$9.99	$11.604	$11.423	$10.485	$8.325
Value at end of period	$19.70	$17.45	$16.34	$13.49	$9.99	$11.604	$11.423	$10.485
Number of accumulation units outstanding at end of period	9,972	15,807	14,221	6,950	754	10	10	10
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during November 2000)
Value at beginning of period	$14.47	$14.14	$13.60	$12.89	$11.996	$11.121	$10.97
Value at end of period	$14.94	$14.47	$14.14	$13.60	$12.89	$11.996	$11.121
Number of accumulation units outstanding at end of period	738	1,754	1,182	2,255	2,109	809	8
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$13.08	$12.05	$10.35	$8.03	$9.07
Value at end of period	$16.80	$13.08	$12.05	$10.35	$8.03
Number of accumulation units outstanding at end of period	39,109	25,888	18,768	590	963
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$11.43	$10.44	$9.44	$9.16
Value at end of period	$12.23	$11.43	$10.44	$9.44
Number of accumulation units outstanding at end of period	529	558	3,912	3,580
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period	$12.00	$11.75	$11.71	$11.70	$11.61	$11.26	$11.066
Value at end of period	$12.49	$12.00	$11.75	$11.71	$11.70	$11.61	$11.26
Number of accumulation units outstanding at end of period	9,399	5,598	4,345	12,392	16,459	8,973	46
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during October 2005)
Value at beginning of period	$18.44	$16.86
Value at end of period	$22.27	$18.44
Number of accumulation units outstanding at end of period	1,385	2,100
ING VP REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$15.54	$13.93	$10.29
Value at end of period	$21.00	$15.54	$13.93
Number of accumulation units outstanding at end of period	19,185	17,506	14,429

CFI 17

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999

ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$8.84
Value at end of period	$9.11
Number of accumulation units outstanding at end of period	317
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during March 1999)
Value at beginning of period	$17.39	$15.90	$14.01	$10.27	$13.491	$13.077	$12.352	$8.741
Value at end of period	$20.16	$17.39	$15.90	$14.01	$10.27	$13.491	$13.077	$12.352
Number of accumulation units outstanding at end of period	30,888	21,146	23,143	37,662	35,405	31,307	35,990	25,984
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during March 1999)
Value at beginning of period	$13.43	$12.65	$11.57	$9.36	$12.749	$14.22	$13.007	$10.626
Value at end of period	$15.46	$13.43	$12.65	$11.57	$9.36	$12.749	$14.22	$13.007
Number of accumulation units outstanding at end of period	5,679	18,124	16,995	19,232	25,733	23,907	14,497	11,412
ING WELLS FARGO MID CAP DISCIPLINED
PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.30
Value at end of period	$10.79
Number of accumulation units outstanding at end of period	933
ING WELLS FARGO SMALL CAP DISCIPLINED
PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$10.60
Value at end of period	$10.54
Number of accumulation units outstanding at end of period	22
LORD ABBETT SERIES FUND - GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$11.76	$11.48	$10.27	$9.48
Value at end of period	$13.68	$11.76	$11.48	$10.27
Number of accumulation units outstanding at end of period	1,381	1,313	809	367
LORD ABBETT SERIES FUND - MID-CAP VALUE
PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$13.70	$12.76	$10.37	$9.54
Value at end of period	$15.25	$13.70	$12.76	$10.37
Number of accumulation units outstanding at end of period	971	474	1,002	546

CFI 18

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999

PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period	$11.84	$11.29	$9.78	$7.70
Value at end of period	$14.39	$11.84	$11.29	$9.78
Number of accumulation units outstanding at end of period	24,251	12,605	6,299	475
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$15.55	$14.53	$12.54
Value at end of period	$17.36	$15.55	$14.53
Number of accumulation units outstanding at end of period	14,828	13,480	9,990

TABLE III

FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25% (Selected data for accumulation units outstanding throughout each period)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during June 1999)
Value at beginning of period	$9.92	$9.22	$8.76	$6.85	$9.168	$12.101	$13.753	$10.008
Value at end of period	$10.41	$9.92	$9.22	$8.76	$6.85	$9.168	$12.101	$13.753
Number of accumulation units outstanding at end of period	9,923	5,068	4,777	10,189	7,142	21,607	16,498	2,630
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during June 1999)
Value at beginning of period	$8.64	$8.31	$7.72	$6.28	$7.534	$9.887	$11.716	$9.568
Value at end of period	$9.96	$8.64	$8.31	$7.72	$6.28	$7.534	$9.887	$11.716
Number of accumulation units outstanding at end of period	34,848	40,092	47,386	44,573	41,012	40,659	55,310	10,587
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$22.69	$21.74	$20.34	$17.26	$19.893	$21.647	$22.626	$20.415	$17.779	$14.992
Value at end of period	$24.37	$22.69	$21.74	$20.34	$17.26	$19.893	$21.647	$22.626	$20.415	$17.779
Number of accumulation units outstanding at end of period	5,432	7,843	7,769	7,083	5,689	7,168	7,201	8,236	8,742	20,122
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$28.95	$25.07	$21.98	$17.33	$19.354	$22.333	$24.217	$19.735	$15.374	$12.54
Value at end of period	$31.94	$28.95	$25.07	$21.98	$17.33	$19.354	$22.333	$24.217	$19.735	$15.374
Number of accumulation units outstanding at end of period	603,500	638,978	578,222	459,840	368,356	350,846	365,499	449,134	488,102	465,699
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$22.33	$21.35	$19.39	$15.06	$18.363	$19.565	$18.272	$17.40	$15.784	$12.475
Value at end of period	$26.50	$22.33	$21.35	$19.39	$15.06	$18.363	$19.565	$18.272	$17.40	$15.784
Number of accumulation units outstanding at end of period	390,753	444,733	517,940	447,621	362,704	304,410	204,704	236,374	298,921	328,562

CFI 19

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$17.96	$17.19	$16.83	$12.83	$18.588	$22.858	$25.999	$19.155	$13.904	$11.402
Value at end of period	$18.95	$17.96	$17.19	$16.83	$12.83	$18.588	$22.858	$25.999	$19.155	$13.904
Number of accumulation units outstanding at end of period	248,285	300,061	376,032	444,798	424,020	497,068	536,656	474,649	324,558	229,060
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$17.76	$15.11	$13.46	$9.51	$12.077	$15.514	$19.419	$13.786	$12.381	$11.238
Value at end of period	$20.71	$17.76	$15.11	$13.46	$9.51	$12.077	$15.514	$19.419	$13.786	$12.381
Number of accumulation units outstanding at end of period	129,186	131,286	132,647	99,214	41,584	40,745	33,208	37,275	54,226	51,781
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2002)
Value at beginning of period	$15.80	$14.71	$12.04	$9.22	$11.68
Value at end of period	$18.25	$15.80	$14.71	$12.04	$9.22
Number of accumulation units outstanding at end of period	76,452	72,193	54,597	23,696	19,632
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.47	$11.64
Value at end of period	$12.53	$12.47
Number of accumulation units outstanding at end of period	13,141	2,986
ING AMERICAN CENTURY LARGE COMPANY VALUE
PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.02	$11.02	$10.14	$7.82	$10.02
Value at end of period	$12.99	$11.02	$11.02	$10.14	$7.82
Number of accumulation units outstanding at end of period	4,046	4,737	20,197	6,281	1,835
ING AMERICAN CENTURY SELECT PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.16	$9.70
Value at end of period	$9.87	$10.16
Number of accumulation units outstanding at end of period	242,953	327,786
ING AMERICAN CENTURY SMALL-MID CAP VALUE
PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$13.80	$12.96	$10.81	$9.30	$9.47
Value at end of period	$15.74	$13.80	$12.96	$10.81	$9.30
Number of accumulation units outstanding at end of period	19,669	20,575	15,264	9,102	6,554
ING BARON ASSET PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$9.85
Value at end of period	$10.09
Number of accumulation units outstanding at end of period	244

CFI 20

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$15.34	$14.47	$11.45	$9.68	$9.86
Value at end of period	$17.46	$15.34	$14.47	$11.45	$9.68
Number of accumulation units outstanding at end of period	44,011	54,363	63,158	36,427	6,057
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$11.69	$11.40	$10.64	$8.36
Value at end of period	$13.15	$11.69	$11.40	$10.64
Number of accumulation units outstanding at end of period	18,414	31,022	37,945	34,134
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.21	$10.21
Value at end of period	$12.60	$11.21
Number of accumulation units outstanding at end of period	6,053	7,130
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.82	$10.80
Value at end of period	$13.07	$11.82
Number of accumulation units outstanding at end of period	21,888	10,197
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during April 2004)
Value at beginning of period	$11.46	$10.98	$10.45
Value at end of period	$12.70	$11.46	$10.98
Number of accumulation units outstanding at end of period	821	642	1,166
ING GOLDMAN SACHS® CAPITAL GROWTH
PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$10.61	$10.55	$9.82	$8.11
Value at end of period	$11.38	$10.61	$10.55	$9.82
Number of accumulation units outstanding at end of period	7,464	6,386	3,290	454
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.40	$10.05
Value at end of period	$17.98	$13.40
Number of accumulation units outstanding at end of period	43,810	63,149
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$24.91	$22.92	$19.52	$15.27	$18.876	$26.16	$32.942	$21.057	$17.903	$17.682
Value at end of period	$30.07	$24.91	$22.92	$19.52	$15.27	$18.876	$26.16	$32.942	$21.057	$17.903
Number of accumulation units outstanding at end of period	182,613	200,117	209,092	202,506	216,775	254,404	286,301	316,726	360,392	411,600

CFI 21

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$15.03	$14.02	$11.78	$9.17	$9.12
Value at end of period	$17.29	$15.03	$14.02	$11.78	$9.17
Number of accumulation units outstanding at end of period	36,505	41,698	29,365	14,775	525
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$12.43
Value at end of period	$13.01
Number of accumulation units outstanding at end of period	4,012
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.31	$12.78
Value at end of period	$16.98	$13.31
Number of accumulation units outstanding at end of period	16,949	2,625
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$15.69	$14.25	$13.15	$9.64	$15.086	$20.426	$29.04	$19.489	$15.219	$15.411
Value at end of period	$17.08	$15.69	$14.25	$13.15	$9.64	$15.086	$20.426	$29.04	$19.489	$15.219
Number of accumulation units outstanding at end of period	246,323	280,808	327,368	365,960	353,915	420,422	455,264	485,026	695,813	742,913
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.48	$10.91
Value at end of period	$12.08	$11.48
Number of accumulation units outstanding at end of period	3,092	2,032
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.33
Value at end of period	$10.79
Number of accumulation units outstanding at end of period	3,699
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.39	$10.98
Value at end of period	$11.80	$11.39
Number of accumulation units outstanding at end of period	13,390	7,541
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.43	$10.80
Value at end of period	$15.22	$12.43
Number of accumulation units outstanding at end of period	15,978	7,806

CFI 22

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$12.59	$12.39	$11.29	$10.57
Value at end of period	$13.92	$12.59	$12.39	$11.29
Number of accumulation units outstanding at end of period	27,328	54,774	46,457	9,006
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.41	$10.92
Value at end of period	$14.74	$11.41
Number of accumulation units outstanding at end of period	12,746	7,718
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$11.86	$11.70	$10.73	$8.34	$8.35
Value at end of period	$12.94	$11.86	$11.70	$10.73	$8.34
Number of accumulation units outstanding at end of period	31,866	55,196	79,196	46,766	1,003
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.65	$10.01
Value at end of period	$13.57	$11.65
Number of accumulation units outstanding at end of period	872,887	946,187
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.01	$9.88
Value at end of period	$10.72	$10.01
Number of accumulation units outstanding at end of period	212,296	235,801
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.48	$10.37
Value at end of period	$11.28	$10.48
Number of accumulation units outstanding at end of period	18,217	2,701
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$11.44	$11.35	$11.01	$10.72	$10.40
Value at end of period	$11.75	$11.44	$11.35	$11.01	$10.72
Number of accumulation units outstanding at end of period	137,250	130,040	63,478	56,188	25,283
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$10.03
Value at end of period	$10.79
Number of accumulation units outstanding at end of period	4,375

CFI 23

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.24
Value at end of period	$10.58
Number of accumulation units outstanding at end of period	81
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.68	$10.27
Value at end of period	$11.68	$10.68
Number of accumulation units outstanding at end of period	36,675	3,299
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.91	$10.57
Value at end of period	$12.13	$10.91
Number of accumulation units outstanding at end of period	22,233	1,313
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.07	$10.68
Value at end of period	$12.47	$11.07
Number of accumulation units outstanding at end of period	29,208	292
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.27	$10.54
Value at end of period	$12.81	$11.27
Number of accumulation units outstanding at end of period	8,108	274
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.30	$10.17
Value at end of period	$10.92	$10.30
Number of accumulation units outstanding at end of period	22,776	13,351
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.68
Value at end of period	$11.18
Number of accumulation units outstanding at end of period	3,197
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$26.49	$26.41	$23.69	$18.73	$27.159	$36.551	$39.254	$26.713	$21.343	$21.038
Value at end of period	$30.57	$26.49	$26.41	$23.69	$18.73	$27.159	$36.551	$39.254	$26.713	$21.343
Number of accumulation units outstanding at end of period	117,112	147,962	177,277	204,828	249,445	300,792	335,970	278,562	303,746	296,540
CFI 24

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$10.93	$10.61
Value at end of period	$12.38	$10.93
Number of accumulation units outstanding at end of period	137,634	13,912
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.09	$9.93
Value at end of period	$11.95	$11.09
Number of accumulation units outstanding at end of period	691,090	810,723
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$14.18	$13.81	$12.17	$10.71
Value at end of period	$16.68	$14.18	$13.81	$12.17
Number of accumulation units outstanding at end of period	71,222	74,265	55,087	16,437
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$21.41	$20.42	$18.80	$14.54	$19.189	$21.643	$21.922	$18.146	$14.40	$14.112
Value at end of period	$23.96	$21.41	$20.42	$18.80	$14.54	$19.189	$21.643	$21.922	$18.146	$14.40
Number of accumulation units outstanding at end of period	164,311	196,161	217,537	218,596	192,650	212,838	192,790	177,799	287,914	231,297
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$15.66	$14.50	$12.79	$10.37	$13.976	$17.889	$18.963	$15.481	$12.744	$12.995
Value at end of period	$17.71	$15.66	$14.50	$12.79	$10.37	$13.976	$17.889	$18.963	$15.481	$12.744
Number of accumulation units outstanding at end of period	215,491	248,139	261,134	279,653	300,021	351,117	395,373	408,870	605,271	664,979
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$12.53	$12.26	$10.64	$8.31	$10.22
Value at end of period	$14.34	$12.53	$12.26	$10.64	$8.31
Number of accumulation units outstanding at end of period	38,300	49,773	50,628	22,950	12,024
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.69	$9.98
Value at end of period	$11.89	$10.69
Number of accumulation units outstanding at end of period	608,591	666,187
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.04	$10.73
Value at end of period	$12.65	$11.04
Number of accumulation units outstanding at end of period	27,501	40,000

CFI 25

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.47
Value at end of period	$12.30
Number of accumulation units outstanding at end of period	19,762
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period	$26.44	$25.68	$23.77	$20.25	$22.856	$24.163	$24.603	$21.929	$18.989	$15.698
Value at end of period	$28.72	$26.44	$25.68	$23.77	$20.25	$22.856	$24.163	$24.603	$21.929	$18.989
Number of accumulation units outstanding at end of period	1,060,627	1,203,120	1,342,969	1,352,428	1,483,863	1,725,814	2,014,690	2,278,136	2,929,720	3,174,738
ING VP FINANCIAL SERVICES PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.83	$10.91
Value at end of period	$13.73	$11.83
Number of accumulation units outstanding at end of period	9,884	2,172
ING VP GLOBAL SCIENCE AND TECHNOLOGY
PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period	$3.98	$3.60	$3.70	$2.57	$4.436	$5.831	$9.558
Value at end of period	$4.21	$3.98	$3.60	$3.70	$2.57	$4.436	$5.831
Number of accumulation units outstanding at end of period	131,384	184,668	238,094	325,256	240,058	172,469	127,430
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$21.58	$20.20	$18.87	$15.16	$20.465	$25.397	$28.883	$24.907	$22.028	$17.173
Value at end of period	$24.34	$21.58	$20.20	$18.87	$15.16	$20.465	$25.397	$28.883	$24.907	$22.028
Number of accumulation units outstanding at end of period	2,298,689	2,705,207	3,268,534	3,649,456	4,278,162	5,447,988	6,188,910	7,212,849	9,491,619	10,689,845
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$15.45	$14.30	$13.51	$10.49	$14.953	$20.761	$23.875	$17.912	$13.173	$14.437
Value at end of period	$15.66	$15.45	$14.30	$13.51	$10.49	$14.953	$20.761	$23.875	$17.912	$13.173
Number of accumulation units outstanding at end of period	39,840	46,693	48,730	62,049	84,933	114,785	133,052	172,425	140,522	2,695
ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$9.92
Value at end of period	$10.86
Number of accumulation units outstanding at end of period	4,148
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$19.30	$18.54	$16.98	$13.63	$17.587	$20.618	$23.044	$18.772	$14.444	$10.924
Value at end of period	$21.84	$19.30	$18.54	$16.98	$13.63	$17.587	$20.618	$23.044	$18.772	$14.444
Number of accumulation units outstanding at end of period	181,789	209,639	306,916	308,018	288,486	331,962	331,181	347,854	527,155	266,429
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$20.63	$18.79	$16.32	$12.48	$14.374	$14.751	$12.455	$10.891	$10.107
Value at end of period	$22.30	$20.63	$18.79	$16.32	$12.48	$14.374	$14.751	$12.455	$10.891
Number of accumulation units outstanding at end of period	92,921	113,380	133,131	165,078	138,191	107,714	90,357	6,907	17,011

CFI 26

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$15.62	$14.70	$12.19	$9.07	$10.579	$10.461	$9.645	$8.815	$9.996
Value at end of period	$17.56	$15.62	$14.70	$12.19	$9.07	$10.579	$10.461	$9.645	$8.815
Number of accumulation units outstanding at end of period	77,992	96,703	93,290	97,816	128,310	51,505	28,764	15,816	55,564
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$19.27	$18.92	$18.27	$17.40	$16.266	$15.147	$13.988	$14.27	$13.361	$12.493
Value at end of period	$19.81	$19.27	$18.92	$18.27	$17.40	$16.266	$15.147	$13.988	$14.27	$13.361
Number of accumulation units outstanding at end of period	769,351	897,910	1,012,407	688,345	807,470	862,575	722,494	887,371	1,129,589	1,168,988
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$10.89	$9.43	$8.15	$6.25	$8.632	$11.484	$14.594	$9.765	$10.149
Value at end of period	$13.28	$10.89	$9.43	$8.15	$6.25	$8.632	$11.484	$14.594	$9.765
Number of accumulation units outstanding at end of period	21,794	19,463	5,472	5,720	6,876	16,486	19,208	10,655	35,872
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$12.82	$11.87	$10.23	$8.83	$9.86
Value at end of period	$16.39	$12.82	$11.87	$10.23	$8.83
Number of accumulation units outstanding at end of period	48,900	40,383	49,802	21,662	5,856
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$11.21	$10.28	$9.33	$6.92	$7.64
Value at end of period	$11.93	$11.21	$10.28	$9.33	$6.92
Number of accumulation units outstanding at end of period	8,499	6,964	4,829	12,645	32
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$14.12	$13.88	$13.91	$13.95	$13.905	$13.547	$12.894	$12.425	$11.93	$11.453
Value at end of period	$14.62	$14.12	$13.88	$13.91	$13.95	$13.905	$13.547	$12.894	$12.425	$11.93
Number of accumulation units outstanding at end of period	457,899	400,551	546,292	760,049	1,044,246	1,134,800	894,024	1,034,154	1,146,661	974,714
ING VP NATURAL RESOURCES TRUST
Value at beginning of period	$23.60	$16.73	$15.03	$11.66	$12.062	$14.53	$12.428	$11.03	$13.896	$13.132
Value at end of period	$28.37	$23.60	$16.73	$15.03	$11.66	$12.062	$14.53	$12.428	$11.03	$13.896
Number of accumulation units outstanding at end of period	47,246	36,130	33,815	36,295	38,148	40,257	44,844	57,916	89,735	149,149
ING VP REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$15.43	$13.88	$12.02
Value at end of period	$20.74	$15.43	$13.88
Number of accumulation units outstanding at end of period	19,205	1,944	12,589
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$8.00	$7.42	$6.82	$4.98	$5.52
Value at end of period	$8.89	$8.00	$7.42	$6.82	$4.98
Number of accumulation units outstanding at end of period	2,093	4,457	5,867	12,598	8,679

CFI 27

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$24.15	$22.17	$19.63	$14.46	$19.07	$18.568	$17.617	$13.633	$13.654	$13.503
Value at end of period	$27.86	$24.15	$22.17	$19.63	$14.46	$19.07	$18.568	$17.617	$13.633	$13.654
Number of accumulation units outstanding at end of period	30,663	36,008	52,194	52,308	49,493	51,364	64,122	19,165	91,992	17,392
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
Value at beginning of period	$17.21	$16.78	$15.74	$14.02	$14.844	$15.397	$14.875	$14.064	$13.317	$11.776
Value at end of period	$18.42	$17.21	$16.78	$15.74	$14.02	$14.844	$15.397	$14.875	$14.064	$13.317
Number of accumulation units outstanding at end of period	54,761	53,837	49,393	52,209	88,782	82,972	99,655	111,343	197,742	133,741
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
Value at beginning of period	$18.62	$17.75	$16.05	$13.07	$15.344	$17.566	$17.905	$15.855	$15.392	$12.999
Value at end of period	$20.81	$18.62	$17.75	$16.05	$13.07	$15.344	$17.566	$17.905	$15.855	$15.392
Number of accumulation units outstanding at end of period	75,157	74,359	69,724	75,583	72,637	76,069	79,352	96,551	274,115	317,579
ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
Value at beginning of period	$17.76	$17.17	$15.78	$13.37	$14.966	$16.295	$16.431	$15.095	$14.432	$12.43
Value at end of period	$19.50	$17.76	$17.17	$15.78	$13.37	$14.966	$16.295	$16.431	$15.095	$14.432
Number of accumulation units outstanding at end of period	58,717	59,246	63,295	77,501	89,224	99,986	99,845	115,324	218,649	175,559
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$19.02	$18.00	$16.54	$13.44	$18.388	$20.602	$18.93	$16.03	$13.261	$12.904
Value at end of period	$21.80	$19.02	$18.00	$16.54	$13.44	$18.388	$20.602	$18.93	$16.03	$13.261
Number of accumulation units outstanding at end of period	31,622	38,388	41,858	48,691	66,506	68,336	27,040	23,354	60,870	6,194
ING WELLS FARGO MID CAP DISCIPLINED
PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$9.58
Value at end of period	$10.75
Number of accumulation units outstanding at end of period	6
ING WELLS FARGO SMALL CAP DISCIPLINED
PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$9.64
Value at end of period	$10.51
Number of accumulation units outstanding at end of period	4,564

CFI 28

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

LORD ABBETT SERIES FUND - GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.53	$11.31	$10.16	$7.85	$9.51
Value at end of period	$13.35	$11.53	$11.31	$10.16	$7.85
Number of accumulation units outstanding at end of period	102,722	111,335	147,018	97,606	32,821
LORD ABBETT SERIES FUND - MID-CAP VALUE
PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$13.43	$12.56	$10.25	$9.87	$9.72
Value at end of period	$14.88	$13.43	$12.56	$10.25	$9.87
Number of accumulation units outstanding at end of period	89,758	118,882	56,030	24,027	5,655
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.72	$10.11
Value at end of period	$13.32	$11.72
Number of accumulation units outstanding at end of period	5,888	1,640
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.87	$10.85
Value at end of period	$10.83	$10.87
Number of accumulation units outstanding at end of period	13,841	7,646
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.61	$11.12	$9.67	$7.99	$9.67
Value at end of period	$14.04	$11.61	$11.12	$9.67	$7.99
Number of accumulation units outstanding at end of period	151,276	123,630	40,648	21,898	13,107
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$10.61	$10.12	$9.21	$8.46
Value at end of period	$12.22	$10.61	$10.12	$9.21
Number of accumulation units outstanding at end of period	1,998	46	61	29
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$10.88
Value at end of period	$11.48
Number of accumulation units outstanding at end of period	17,337
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$15.24	$14.30	$11.86	$8.73	$10.56
Value at end of period	$16.94	$15.24	$14.30	$11.86	$8.73
Number of accumulation units outstanding at end of period	33,141	40,723	33,380	11,462	1,623

CFI 29

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

WANGER SELECT
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.45	$11.31
Value at end of period	$14.72	$12.45
Number of accumulation units outstanding at end of period	20,523	1,868
WANGER U.S. SMALLER COMPANIES
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.72	$11.91
Value at end of period	$13.55	$12.72
Number of accumulation units outstanding at end of period	5,887	1,160

TABLE IV

     FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50% INCLUDING A 0.25% ADMINISTRATIVE EXPENSE CHARGE BEGINNING APRIL 7, 1997 (Selected data for accumulation units outstanding throughout each period)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.34
Value at end of period	$10.21
Number of accumulation units outstanding at end of period	1,299
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during May 2001)
Value at beginning of period	$8.49	$8.19	$7.63	$6.22	$7.483	$8.933
Value at end of period	$9.77	$8.49	$8.19	$7.63	$6.22	$7.483
Number of accumulation units outstanding at end of period	854	855	854	855	2,326	2,154
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period	$28.33	$24.59	$21.61	$17.08	$19.126	$22.126	$24.052	$19.649	$15.346	$12.473
Value at end of period	$31.18	$28.33	$24.59	$21.61	$17.08	$19.126	$22.126	$24.052	$19.649	$15.346
Number of accumulation units outstanding at end of period	22,815	24,289	27,014	27,755	24,256	20,194	19,458	20,988	20,297	19,168
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period	$21.84	$20.94	$19.06	$14.85	$18.147	$19.384	$18.147	$17.325	$15.755	$12.668
Value at end of period	$25.86	$21.84	$20.94	$19.06	$14.85	$18.147	$19.384	$18.147	$17.325	$15.755
Number of accumulation units outstanding at end of period	16,563	12,587	16,493	15,134	13,069	11,575	4,142	8,863	6,720	9,385

CFI 30

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period	$17.57	$16.86	$16.55	$12.65	$18.369	$22.646	$25.822	$19.072	$13.879	$11.373
Value at end of period	$18.49	$17.57	$16.86	$16.55	$12.65	$18.369	$22.646	$25.822	$19.072	$13.879
Number of accumulation units outstanding at end of period	8,619	10,322	11,460	10,940	9,054	11,273	13,914	23,653	17,622	8,432
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period	$17.38	$14.82	$13.24	$9.37	$11.935	$15.37	$19.287	$13.727	$12.358	$11.356
Value at end of period	$20.22	$17.38	$14.82	$13.24	$9.37	$11.935	$15.37	$19.287	$13.727	$12.358
Number of accumulation units outstanding at end of period	1,542	1,126	1,598	2,046	837	846	878	1,319	1,827	2,264
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$15.62	$14.58	$12.64
Value at end of period	$18.01	$15.62	$14.58
Number of accumulation units outstanding at end of period	2,890	2,646	2,287
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$12.45	$12.95
Value at end of period	$12.48	$12.45
Number of accumulation units outstanding at end of period	241	1,544
ING AMERICAN CENTURY SELECT PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.14	$9.57
Value at end of period	$9.82	$10.14
Number of accumulation units outstanding at end of period	4,862	7,125
ING AMERICAN CENTURY SMALL-MID CAP VALUE
PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$13.68	$12.87	$12.86
Value at end of period	$15.55	$13.68	$12.87
Number of accumulation units outstanding at end of period	619	566	78
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period	$15.20	$14.37	$11.40	$8.06
Value at end of period	$17.25	$15.20	$14.37	$11.40
Number of accumulation units outstanding at end of period	2,534	2,760	1,709	905
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$11.31	$11.05	$10.34	$8.91
Value at end of period	$12.68	$11.31	$11.05	$10.34
Number of accumulation units outstanding at end of period	66	2,283	3,164	2,433

CFI 31

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$12.39
Value at end of period	$13.01
Number of accumulation units outstanding at end of period	3,957
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.38	$10.97
Value at end of period	$17.90	$13.38
Number of accumulation units outstanding at end of period	18,582	2,810
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$24.37	$22.48	$19.20	$15.05	$18.654	$25.917	$32.718	$20.966	$17.87	$17.653
Value at end of period	$29.34	$24.37	$22.48	$19.20	$15.05	$18.654	$25.917	$32.718	$20.966	$17.87
Number of accumulation units outstanding at end of period	4,548	4,664	4,982	4,784	3,904	3,764	5,490	5,869	5,411	4,502
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$14.89	$13.93	$11.73	$11.44
Value at end of period	$17.09	$14.89	$13.93	$11.73
Number of accumulation units outstanding at end of period	5,496	1,757	1,517	178
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$14.57
Value at end of period	$16.87
Number of accumulation units outstanding at end of period	27
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$15.35	$13.98	$12.93	$9.50	$14.908	$20.236	$28.843	$19.405	$15.192	$15.386
Value at end of period	$16.67	$15.35	$13.98	$12.93	$9.50	$14.908	$20.236	$28.843	$19.405	$15.192
Number of accumulation units outstanding at end of period	6,923	12,873	12,320	12,216	6,742	7,437	12,426	11,547	13,060	11,491
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.46	$11.56
Value at end of period	$12.03	$11.46
Number of accumulation units outstanding at end of period	0	2,370
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$13.94
Value at end of period	$15.16
Number of accumulation units outstanding at end of period	3,704

CFI 32

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.03	$12.85	$11.68
Value at end of period	$14.37	$13.03	$12.85
Number of accumulation units outstanding at end of period	681	1,928	1,929
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.39	$10.88
Value at end of period	$14.68	$11.39
Number of accumulation units outstanding at end of period	2,285	460
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$11.26	$11.13	$10.24	$9.27
Value at end of period	$12.26	$11.26	$11.13	$10.24
Number of accumulation units outstanding at end of period	1,610	7,002	6,822	6,658
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.62	$10.01
Value at end of period	$13.51	$11.62
Number of accumulation units outstanding at end of period	49,930	50,578
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.99	$9.88
Value at end of period	$10.67	$9.99
Number of accumulation units outstanding at end of period	3,575	3,653
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.91
Value at end of period	$11.23
Number of accumulation units outstanding at end of period	5,217
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$11.33	$11.27	$10.97	$10.70	$10.23
Value at end of period	$11.61	$11.33	$11.27	$10.97	$10.70
Number of accumulation units outstanding at end of period	23,071	17,478	25,605	21,337	17,743
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.47
Value at end of period	$10.78
Number of accumulation units outstanding at end of period	234

CFI 33

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.58
Value at end of period	$11.64
Number of accumulation units outstanding at end of period	1,012
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$25.92	$25.90	$23.30	$18.46	$26.84	$36.213	$38.987	$26.598	$21.304	$21.005
Value at end of period	$29.83	$25.92	$25.90	$23.30	$18.46	$26.84	$36.213	$38.987	$26.598	$21.304
Number of accumulation units outstanding at end of period	3,626	4,283	6,218	6,266	3,746	3,303	4,077	3,143	1,926	2,468
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$11.28
Value at end of period	$12.33
Number of accumulation units outstanding at end of period	11,284
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.07	$9.93
Value at end of period	$11.90	$11.07
Number of accumulation units outstanding at end of period	32,009	31,362
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$14.98	$14.63	$13.41
Value at end of period	$17.57	$14.98	$14.63
Number of accumulation units outstanding at end of period	246	1,003	779
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$20.95	$20.03	$18.48	$14.33	$18.964	$21.443	$21.773	$18.068	$14.374	$14.09
Value at end of period	$23.39	$20.95	$20.03	$18.48	$14.33	$18.964	$21.443	$21.773	$18.068	$14.374
Number of accumulation units outstanding at end of period	10,772	13,075	11,358	9,106	5,445	9,150	9,182	10,244	16,259	14,429
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$15.32	$14.22	$12.58	$10.22	$13.812	$17.723	$18.834	$15.414	$12.721	$12.975
Value at end of period	$17.29	$15.32	$14.22	$12.58	$10.22	$13.812	$17.723	$18.834	$15.414	$12.721
Number of accumulation units outstanding at end of period	6,991	6,069	6,637	9,364	11,476	12,675	15,099	18,743	21,363	17,743
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during April 2004)
Value at beginning of period	$12.42	$12.18	$11.03
Value at end of period	$14.17	$12.42	$12.18
Number of accumulation units outstanding at end of period	1,954	1,686	572

CFI 34

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.66	$9.80
Value at end of period	$11.84	$10.66
Number of accumulation units outstanding at end of period	6,307	6,949
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.02	$11.05
Value at end of period	$12.60	$11.02
Number of accumulation units outstanding at end of period	661	17
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Funds were first received in this option during December 2006)
Value at beginning of period	$12.36
Value at end of period	$12.28
Number of accumulation units outstanding at end of period	2,568
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during April 1997)
Value at beginning of period	$25.87	$25.19	$23.37	$19.96	$22.588	$23.939	$24.436	$21.834	$18.954	$15.823
Value at end of period	$28.03	$25.87	$25.19	$23.37	$19.96	$22.588	$23.939	$24.436	$21.834	$18.954
Number of accumulation units outstanding at end of period	9,161	11,014	10,164	9,943	14,552	16,028	16,800	28,079	30,064	25,112
ING VP FINANCIAL SERVICES PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$13.05
Value at end of period	$13.63
Number of accumulation units outstanding at end of period	2,336
ING VP GLOBAL SCIENCE AND TECHNOLOGY
PORTFOLIO
(Funds were first received in this option during July 2000)
Value at beginning of period	$3.92	$3.56	$3.66	$2.55	$4.417	$5.821	$10.754
Value at end of period	$4.14	$3.92	$3.56	$3.66	$2.55	$4.417	$5.821
Number of accumulation units outstanding at end of period	11,217	21,304	24,497	27,034	17,615	13,314	8,565
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period	$21.11	$19.82	$18.56	$14.94	$20.224	$25.162	$28.686	$24.80	$21.988	$17.728
Value at end of period	$23.75	$21.11	$19.82	$18.56	$14.94	$20.224	$25.162	$28.686	$24.80	$21.988
Number of accumulation units outstanding at end of period	46,438	46,556	48,536	52,583	64,045	80,698	91,088	134,360	148,051	188,162
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$15.12	$14.03	$13.28	$10.34	$14.777	$20.569	$23.713	$17.834	$15.727
Value at end of period	$15.29	$15.12	$14.03	$13.28	$10.34	$14.777	$20.569	$23.713	$17.834
Number of accumulation units outstanding at end of period	1,531	1,444	1,392	1,935	1,844	8,427	9,672	5,532	2,089

CFI 35

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period	$18.88	$18.19	$16.70	$13.44	$17.381	$20.427	$22.887	$18.691	$14.418	$11.345
Value at end of period	$21.31	$18.88	$18.19	$16.70	$13.44	$17.381	$20.427	$22.887	$18.691	$14.418
Number of accumulation units outstanding at end of period	8,674	15,814	18,218	19,668	20,458	25,188	24,239	31,248	23,367	11,672
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during October 1998)
Value at beginning of period	$20.24	$18.48	$16.09	$12.33	$14.242	$14.653	$12.403	$10.872	$8.579
Value at end of period	$21.82	$20.24	$18.48	$16.09	$12.33	$14.242	$14.653	$12.403	$10.872
Number of accumulation units outstanding at end of period	8,794	8,898	12,293	14,643	10,079	5,969	1,566	1,361	1,230
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during September 1998)
Value at beginning of period	$15.33	$14.45	$12.02	$8.96	$10.481	$10.391	$9.604	$8.80	$7.685
Value at end of period	$17.18	$15.33	$14.45	$12.02	$8.96	$10.481	$10.391	$9.604	$8.80
Number of accumulation units outstanding at end of period	7,295	7,192	9,103	6,964	6,481	4,090	964	1,041	807
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period	$18.86	$18.56	$17.96	$17.16	$16.075	$15.007	$13.893	$14.208	$13.337	$12.417
Value at end of period	$19.33	$18.86	$18.56	$17.96	$17.16	$16.075	$15.007	$13.893	$14.208	$13.337
Number of accumulation units outstanding at end of period	5,556	10,101	8,892	9,061	13,060	13,589	7,623	22,155	18,429	36,018
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$12.68	$11.76	$10.17	$7.95	$8.49
Value at end of period	$16.17	$12.68	$11.76	$10.17	$7.95
Number of accumulation units outstanding at end of period	7,999	7,471	6,238	5,676	4,254
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period	$13.81	$13.61	$13.67	$13.76	$13.741	$13.422	$12.806	$12.372	$11.908	$11.572
Value at end of period	$14.27	$13.81	$13.61	$13.67	$13.76	$13.741	$13.422	$12.806	$12.372	$11.908
Number of accumulation units outstanding at end of period	2,330	1,714	1,715	3,356	8,794	4,687	6,362	28,274	32,767	23,882
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during April 1997)
Value at beginning of period	$23.09	$16.41	$14.78	$11.50	$11.92	$14.395	$12.344	$10.982	$13.87	$12.30
Value at end of period	$27.69	$23.09	$16.41	$14.78	$11.50	$11.92	$14.395	$12.344	$10.982	$13.87
Number of accumulation units outstanding at end of period	3,826	2,772	31	32	32	32	33	191	753	4,339
ING VP REAL ESTATE PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$16.04
Value at end of period	$20.61
Number of accumulation units outstanding at end of period	2,914

CFI 36

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during January 1998)
Value at beginning of period	$23.63	$21.75	$19.30	$14.25	$18.845	$18.396	$17.497	$13.574	$13.32
Value at end of period	$27.19	$23.63	$21.75	$19.30	$14.25	$18.845	$18.396	$17.497	$13.574
Number of accumulation units outstanding at end of period	2,728	2,579	4,684	4,087	1,379	1,605	1,843	1,733	797
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period	$16.84	$16.46	$15.93				$14.774	$14.003	$13.292	$12.076
Value at end of period	$17.98	$16.84	$16.46				$14.898	$14.774	$14.003	$13.292
Number of accumulation units outstanding at end of period	885	848	848				0	502	1,188	397
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period	$18.22	$17.41	$15.78	$12.88	$15.163	$17.403	$17.783	$15.786	$15.364	$12.994
Value at end of period	$20.31	$18.22	$17.41	$15.78	$12.88	$15.163	$17.403	$17.783	$15.786	$15.364
Number of accumulation units outstanding at end of period	2,861	2,862	2,865	2,270	670	671	775	1,438	1,718	911
ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
(Funds were first received in this option during April 1997)
Value at beginning of period	$17.37	$16.84	$16.85				$16.319	$15.03	$14.406	$12.428
Value at end of period	$19.03	$17.37	$16.84				$15.812	$16.319	$15.03	$14.406
Number of accumulation units outstanding at end of period	500	501	475				0	470	458	7,855
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during March 1998)
Value at beginning of period	$18.61	$17.65	$16.27	$13.25	$18.172	$20.412	$18.801	$15.96	$14.467
Value at end of period	$21.27	$18.61	$17.65	$16.27	$13.25	$18.172	$20.412	$18.801	$15.96
Number of accumulation units outstanding at end of period	1,544	1,417	1,276	2,047	0	3,848	762	299	54
LORD ABBETT SERIES FUND - GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period	$11.40	$11.21	$10.10	$8.95
Value at end of period	$13.17	$11.40	$11.21	$10.10
Number of accumulation units outstanding at end of period	1,553	1,658	6,483	5,135
LORD ABBETT SERIES FUND - MID-CAP VALUE
PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$13.28	$12.45	$10.19	$7.54
Value at end of period	$14.68	$13.28	$12.45	$10.19
Number of accumulation units outstanding at end of period	10,963	13,830	2,673	533
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during December 2006)
Value at beginning of period	$13.35
Value at end of period	$13.26
Number of accumulation units outstanding at end of period	2,659

CFI 37

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.56
Value at end of period	$10.75
Number of accumulation units outstanding at end of period	2,360
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.48	$11.02	$9.61	$9.30
Value at end of period	$13.85	$11.48	$11.02	$9.61
Number of accumulation units outstanding at end of period	3,462	2,812	3,372	244
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$10.85
Value at end of period	$12.05
Number of accumulation units outstanding at end of period	210
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during March 2003)
Value at beginning of period	$15.07	$14.18	$11.79	$7.99
Value at end of period	$16.71	$15.07	$14.18	$11.79
Number of accumulation units outstanding at end of period	8,807	7,629	2,458	317
WANGER SELECT
(Funds were first received in this option during October 2006)
Value at beginning of period	$13.43
Value at end of period	$14.62
Number of accumulation units outstanding at end of period	2,757
WANGER U.S. SMALLER COMPANIES
(Funds were first received in this option during January 2006)
Value at beginning of period	$13.02
Value at end of period	$13.46
Number of accumulation units outstanding at end of period	230

TABLE V

FOR CONTRACTS CONTAINING LIMITS ON FEES
(Selected data for accumulation units outstanding throughout each period)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$28.95	$25.07	$21.98	$17.33	$19.354	$22.333	$24.217	$19.735	$15.374	$13.535
Value at end of period	$31.94	$28.95	$25.07	$21.98	$17.33	$19.354	$22.333	$24.217	$19.735	$15.374
Number of accumulation units outstanding at end of period	24,115	27,427	25,162	22,238	18,503	11,769	8,064	13,750	14,618	13,675

CFI 38

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$22.33	$21.35	$19.39	$15.06	$18.363	$19.565	$18.272	$17.40	$15.784	$14.017
Value at end of period	$26.50	$22.33	$21.35	$19.39	$15.06	$18.363	$19.565	$18.272	$17.40	$15.784
Number of accumulation units outstanding at end of period	35,909	35,428	34,515	16,683	28,494	5,108	7,656	11,370	13,539	35,342
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$17.96	$17.19	$16.83	$12.83	$18.588	$22.858	$25.999	$19.155	$13.904	$12.498
Value at end of period	$18.95	$17.96	$17.19	$16.83	$12.83	$18.588	$22.858	$25.999	$19.155	$13.904
Number of accumulation units outstanding at end of period	6,352	7,210	13,505	13,739	16,200	30,698	29,626	32,858	24,195	3,029
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$17.76	$15.11	$13.46	$12.60
Value at end of period	$20.71	$17.76	$15.11	$13.46
Number of accumulation units outstanding at end of period	17,029	23,281	2,467	680
ING AMERICAN CENTURY SELECT PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.16	$9.48
Value at end of period	$9.87	$10.16
Number of accumulation units outstanding at end of period	10,551	19,093
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$24.91	$22.92	$19.52	$15.27	$18.876	$26.16	$32.942	$21.057	$17.903	$17.682
Value at end of period	$30.07	$24.91	$22.92	$19.52	$15.27	$18.876	$26.16	$32.942	$21.057	$17.903
Number of accumulation units outstanding at end of period	3,422	2,817	3,217	1,614	1,614	2,389	4,808	4,496	5,245	3,986
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$15.69	$14.25	$13.15	$9.64	$15.086	$20.426	$29.04	$19.489	$15.219	$15.411
Value at end of period	$17.08	$15.69	$14.25	$13.15	$9.64	$15.086	$20.426	$29.04	$19.489	$15.219
Number of accumulation units outstanding at end of period	8,232	13,528	16,173	15,712	9,981	15,417	13,795	12,142	11,330	11,848
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period	$12.59	$12.39	$11.29	$10.60
Value at end of period	$13.92	$12.59	$12.39	$11.29
Number of accumulation units outstanding at end of period	948	1,079	1,213	1,354
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.65	$9.72
Value at end of period	$13.57	$11.65
Number of accumulation units outstanding at end of period	28,855	35,013

CFI 39

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.01	$9.89
Value at end of period	$10.72	$10.01
Number of accumulation units outstanding at end of period	10,508	11,136
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$26.49	$26.41	$23.69	$18.73	$27.159	$36.551	$39.254	$26.713	$21.343	$21.038
Value at end of period	$30.57	$26.49	$26.41	$23.69	$18.73	$27.159	$36.551	$39.254	$26.713	$21.343
Number of accumulation units outstanding at end of period	3,729	3,729	5,194	5,195	9,460	9,287	11,362	9,451	9,947	8,563
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.09	$9.48
Value at end of period	$11.95	$11.09
Number of accumulation units outstanding at end of period	20,517	27,390
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$21.41	$20.42	$18.80	$14.54	$19.189	$21.643	$21.922	$18.146	$14.40	$14.112
Value at end of period	$23.96	$21.41	$20.42	$18.80	$14.54	$19.189	$21.643	$21.922	$18.146	$14.40
Number of accumulation units outstanding at end of period	7,951	9,403	10,065	9,380	6,422	6,688	4,920	4,491	4,730	3,310
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$15.66	$14.50	$12.79	$10.37	$13.976	$17.889	$18.963	$15.481	$12.744	$12.995
Value at end of period	$17.71	$15.66	$14.50	$12.79	$10.37	$13.976	$17.889	$18.963	$15.481	$12.744
Number of accumulation units outstanding at end of period	96,025	114,960	136,060	108,922	121,245	141,938	162,448	135,420	148,963	141,582
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.69	$9.81
Value at end of period	$11.89	$10.69
Number of accumulation units outstanding at end of period	18,613	22,007
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during June 1997)
Value at beginning of period	$27.01	$26.17	$24.16	$20.53	$23.119	$24.379	$24.762	$22.015	$19.016	$16.898
Value at end of period	$29.42	$27.01	$26.17	$24.16	$20.53	$23.119	$24.379	$24.762	$22.015	$19.016
Number of accumulation units outstanding at end of period	135,748	189,050	217,194	210,963	226,171	340,426	361,203	383,141	452,764	477,504
ING VP GLOBAL SCIENCE AND TECHNOLOGY
PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period	$4.03	$3.65	$3.73	$2.59	$4.454	$5.841	$9.564
Value at end of period	$4.28	$4.03	$3.65	$3.73	$2.59	$4.454	$5.841
Number of accumulation units outstanding at end of period	3,642	3,642	14,402	0	1,785	7,505	7,135

CFI 40

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$22.04	$20.59	$19.19	$15.37	$20.70	$25.624	$29.069	$25.005	$22.06	$19.527
Value at end of period	$24.93	$22.04	$20.59	$19.19	$15.37	$20.70	$25.624	$29.069	$25.005	$22.06
Number of accumulation units outstanding at end of period	950,496	1,152,266	1,401,295	1,674,699	1,943,271	2,540,138	2,862,933	3,297,663	3,821,349	4,106,796
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$19.52	$19.14	$18.45	$17.55	$16.378	$15.229	$14.042	$14.304	$13.373	$12.747
Value at end of period	$20.10	$19.52	$19.14	$18.45	$17.55	$16.378	$15.229	$14.042	$14.304	$13.373
Number of accumulation units outstanding at end of period	145,608	170,190	237,188	248,725	332,174	362,413	364,573	387,135	452,992	489,431
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$14.12	$13.88	$13.91	$13.95	$13.905	$13.547	$12.894	$12.425	$11.93	$11.654
Value at end of period	$14.62	$14.12	$13.88	$13.91	$13.95	$13.905	$13.547	$12.894	$12.425	$11.93
Number of accumulation units outstanding at end of period	168,142	165,286	182,060	236,795	340,943	362,580	424,946	457,619	505,775	580,412
ING VP NATURAL RESOURCES TRUST
(Funds were first received in this option during June 1997)
Value at beginning of period	$23.60	$16.73	$15.03	$11.66	$12.062	$14.53	$12.428	$11.03	$13.896	$13.61
Value at end of period	$28.37	$23.60	$16.73	$15.03	$11.66	$12.062	$14.53	$12.428	$11.03	$13.896
Number of accumulation units outstanding at end of period	882	882	882	882	882	1,753	1,753	1,753	1,753	1,753
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$17.74	$17.24	$16.10	$14.30	$14.41			$14.141	$13.343	$12.335
Value at end of period	$19.05	$17.74	$17.24	$16.10	$14.30			$14.497	$14.141	$13.343
Number of accumulation units outstanding at end of period	5,340	5,339	23,796	20,520	22,791			0	1,958	2,254
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$19.19	$18.23	$16.42	$13.33	$15.591	$17.786	$18.066	$15.942	$15.422	$13.943
Value at end of period	$21.52	$19.19	$18.23	$16.42	$13.33	$15.591	$17.786	$18.066	$15.942	$15.422
Number of accumulation units outstanding at end of period	10,405	10,401	11,857	18,356	19,199	21,776	21,776	21,776	24,014	23,868
ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$18.30	$17.63	$16.14	$13.63	$15.207	$16.499	$16.579	$15.179	$14.461	$13.178
Value at end of period	$20.16	$18.30	$17.63	$16.14	$13.63	$15.207	$16.499	$16.579	$15.179	$14.461
Number of accumulation units outstanding at end of period	2,679	2,679	4,239	9,896	9,897	9,895	9,913	9,939	10,769	10,798
CFI 41

Condensed Financial Information (continued)

TABLE VI

FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95% (Selected data for accumulation units outstanding throughout each period)

	2006	2005	2004	2003	2002

FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$16.22	$14.00	$12.24	$17.33	$9.70
Value at end of period	$17.95	$16.22	$14.00	$12.24	$17.33
Number of accumulation units outstanding at end of period	55,171	80,017	37,912	25,359	2,695
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$14.05	$13.40	$12.13	$8.78
Value at end of period	$16.73	$14.05	$13.40	$12.13
Number of accumulation units outstanding at end of period	11,871	11,456	11,244	5,511
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$13.09	$12.49	$12.19	$8.80
Value at end of period	$13.85	$13.09	$12.49	$12.19
Number of accumulation units outstanding at end of period	2,235	3,344	4,116	5,490
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$15.98	$13.56	$12.04	$8.09
Value at end of period	$18.70	$15.98	$13.56	$12.04
Number of accumulation units outstanding at end of period	7,070	6,566	6,279	1,756
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during February 2003)
Value at beginning of period	$15.87	$14.73	$12.02	$8.31
Value at end of period	$18.39	$15.87	$14.73	$12.02
Number of accumulation units outstanding at end of period	4,658	4,270	3,783	1,539
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$13.29
Value at end of period	$12.60
Number of accumulation units outstanding at end of period	1,530
ING AMERICAN CENTURY LARGE COMPANY VALUE
PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$13.27	$13.23	$12.14	$8.82
Value at end of period	$15.68	$13.27	$13.23	$12.14
Number of accumulation units outstanding at end of period	0	235	533	328

CFI 42

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002

ING AMERICAN CENTURY SELECT PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.19	$9.69
Value at end of period	$9.93	$10.19
Number of accumulation units outstanding at end of period	882	882
ING AMERICAN CENTURY SMALL-MID CAP VALUE
PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$16.02	$15.00	$12.48	$9.30	$9.47
Value at end of period	$18.32	$16.02	$15.00	$12.48	$9.30
Number of accumulation units outstanding at end of period	6,920	7,446	12,846	13,234	3,605
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$17.25	$16.22	$12.79	$9.68	$9.86
Value at end of period	$19.69	$17.25	$16.22	$12.79	$9.68
Number of accumulation units outstanding at end of period	5,517	13,288	11,637	8,762	1,709
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during July 2003)
Value at beginning of period	$14.15	$13.75	$12.80	$11.20
Value at end of period	$15.96	$14.15	$13.75	$12.80
Number of accumulation units outstanding at end of period	57	219	1,126	1,191
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$11.82
Value at end of period	$12.67
Number of accumulation units outstanding at end of period	206
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.85	$11.34
Value at end of period	$13.13	$11.85
Number of accumulation units outstanding at end of period	24,440	2,004
ING GOLDMAN SACHS® CAPITAL GROWTH
PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$12.72	$12.61	$11.70	$10.64
Value at end of period	$13.68	$12.72	$12.61	$11.70
Number of accumulation units outstanding at end of period	934	934	774	309
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$13.43	$11.51
Value at end of period	$18.07	$13.43
Number of accumulation units outstanding at end of period	6,331	3,706

CFI 43

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002

ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$14.46	$13.27	$11.27	$8.15
Value at end of period	$17.51	$14.46	$13.27	$11.27
Number of accumulation units outstanding at end of period	1,339	1,470	629	575
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2003)
Value at beginning of period	$17.10	$15.92	$13.32	$10.67
Value at end of period	$19.74	$17.10	$15.92	$13.32
Number of accumulation units outstanding at end of period	12,186	13,761	16,913	14,795
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$12.54
Value at end of period	$13.08
Number of accumulation units outstanding at end of period	2,199
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.38	$12.45
Value at end of period	$17.12	$13.38
Number of accumulation units outstanding at end of period	2,529	8
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$15.05	$13.63	$12.55	$8.77
Value at end of period	$16.44	$15.05	$13.63	$12.55
Number of accumulation units outstanding at end of period	1,079	723	1,505	5,591
ING LEGG MASON VALUE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.87
Value at end of period	$12.14
Number of accumulation units outstanding at end of period	738
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$12.46	$12.28
Value at end of period	$15.30	$12.46
Number of accumulation units outstanding at end of period	120	10,241
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$12.69	$12.45	$11.43
Value at end of period	$14.07	$12.69	$12.45
Number of accumulation units outstanding at end of period	5,430	21,505	11,810

CFI 44

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002

ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$11.43	$11.48
Value at end of period	$14.81	$11.43
Number of accumulation units outstanding at end of period	0	11,181
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$14.11	$13.87	$12.69	$12.12
Value at end of period	$15.43	$14.11	$13.87	$12.69
Number of accumulation units outstanding at end of period	729	942	3,985	2,348
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.68	$10.02
Value at end of period	$13.65	$11.68
Number of accumulation units outstanding at end of period	36,554	38,507
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.03	$9.91
Value at end of period	$10.78	$10.03
Number of accumulation units outstanding at end of period	11,291	15,502
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.70
Value at end of period	$11.33
Number of accumulation units outstanding at end of period	819
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$11.31	$11.18	$10.82	$10.72	$10.40
Value at end of period	$11.65	$11.31	$11.18	$10.82	$10.72
Number of accumulation units outstanding at end of period	12,143	12,229	12,683	20,489	5,896
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$11.69
Value at end of period	$12.88
Number of accumulation units outstanding at end of period	140
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$13.34	$13.26	$11.86	$8.79
Value at end of period	$15.44	$13.34	$13.26	$11.86
Number of accumulation units outstanding at end of period	287	287	287	287

CFI 45

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002

ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.95	$10.80
Value at end of period	$12.44	$10.95
Number of accumulation units outstanding at end of period	31,535	86
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.12	$9.93
Value at end of period	$12.02	$11.12
Number of accumulation units outstanding at end of period	4,473	5,717
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$14.29	$13.88	$13.49
Value at end of period	$16.86	$14.29	$13.88
Number of accumulation units outstanding at end of period	12,308	3,655	1,867
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$14.53	$13.82	$12.68	$9.30
Value at end of period	$16.31	$14.53	$13.82	$12.68
Number of accumulation units outstanding at end of period	7,393	7,203	4,347	3,154
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$14.68	$14.32	$12.38	$10.11
Value at end of period	$16.85	$14.68	$14.32	$12.38
Number of accumulation units outstanding at end of period	8,808	12,292	15,765	7,313
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.71	$10.00
Value at end of period	$11.96	$10.71
Number of accumulation units outstanding at end of period	8,390	8,585
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.37
Value at end of period	$12.71
Number of accumulation units outstanding at end of period	1,680
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.58
Value at end of period	$12.32
Number of accumulation units outstanding at end of period	1,569

CFI 46

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002

ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during February 2003)
Value at beginning of period	$12.91	$12.51	$11.54	$9.56
Value at end of period	$14.07	$12.91	$12.51	$11.54
Number of accumulation units outstanding at end of period	93,249	91,215	12	12
ING VP GLOBAL SCIENCE AND TECHNOLOGY
PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$13.24	$11.96	$12.23	$8.44
Value at end of period	$14.07	$13.24	$11.96	$12.23
Number of accumulation units outstanding at end of period	578	311	223	223
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$13.09	$12.22	$11.38	$15.16	$9.42
Value at end of period	$14.81	$13.09	$12.22	$11.38	$15.16
Number of accumulation units outstanding at end of period	40,044	39,142	49,972	69,060	94,985
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$13.67	$12.62	$11.88	$9.04
Value at end of period	$13.90	$13.67	$12.62	$11.88
Number of accumulation units outstanding at end of period	0	228	228	228
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$13.56	$12.99	$11.86	$9.01
Value at end of period	$15.39	$13.56	$12.99	$11.86
Number of accumulation units outstanding at end of period	86,929	95,129	1,294	2,725
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$16.06	$14.59	$12.63	$9.09
Value at end of period	$17.41	$16.06	$14.59	$12.63
Number of accumulation units outstanding at end of period	8,450	7,610	8,759	6,665
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$16.32	$15.31	$12.66	$8.72
Value at end of period	$18.40	$16.32	$15.31	$12.66
Number of accumulation units outstanding at end of period	2,858	3,127	2,974	1,290
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$11.62	$11.37	$10.94	$10.51
Value at end of period	$11.97	$11.62	$11.37	$10.94
Number of accumulation units outstanding at end of period	4,483	3,884	6,479	4,656

CFI 47

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002

ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$14.33	$13.22	$11.37	$8.83	$8.94
Value at end of period	$18.38	$14.33	$13.22	$11.37	$8.83
Number of accumulation units outstanding at end of period	2,267	2,632	4,296	8,319	3,553
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$10.23	$10.12	$10.02	$10.02
Value at end of period	$10.63	$10.23	$10.02	$10.02
Number of accumulation units outstanding at end of period	68,143	9,105	0	3,292
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$13.81	$12.78	$11.71	$10.99
Value at end of period	$15.40	$13.81	$12.78	$11.71
Number of accumulation units outstanding at end of period	1,419	234	234	234
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$15.40	$14.10	$12.44	$8.49
Value at end of period	$17.82	$15.40	$14.10	$12.44
Number of accumulation units outstanding at end of period	416	416	955	1,096
ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.95	$12.72
Value at end of period	$14.26	$12.95
Number of accumulation units outstanding at end of period	3,282	2,925
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$12.96	$12.23	$11.21	$8.61
Value at end of period	$14.90	$12.96	$12.23	$11.21
Number of accumulation units outstanding at end of period	841	842	855	855
LORD ABBETT SERIES FUND - GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$14.01	$13.69	$12.27	$8.88
Value at end of period	$16.27	$14.01	$13.69	$12.27
Number of accumulation units outstanding at end of period	4,076	3,696	5,130	4,057

CFI 48

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002

LORD ABBETT SERIES FUND - MID-CAP VALUE
PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$16.06	$14.98	$12.20	$9.87	$10.09
Value at end of period	$17.86	$16.06	$14.98	$12.20	$9.87
Number of accumulation units outstanding at end of period	3,512	3,370	5,485	2,838	4,844
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during March 2006)
Value at beginning of period	$12.59
Value at end of period	$13.38
Number of accumulation units outstanding at end of period	2,461
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$13.95	$13.32	$11.55	$8.87
Value at end of period	$16.92	$13.95	$13.32	$11.55
Number of accumulation units outstanding at end of period	8,306	7,257	4,954	2,133
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$13.82
Value at end of period	$15.41
Number of accumulation units outstanding at end of period	59
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$17.02	$15.93	$13.17	$11.16
Value at end of period	$18.99	$17.02	$15.93	$13.17
Number of accumulation units outstanding at end of period	2,153	1,706	1,071	8
WANGER SELECT
(Funds were first received in this option during March 2006)
Value at beginning of period	$12.96
Value at end of period	$14.83
Number of accumulation units outstanding at end of period	412

CFI 49

FOR MASTER APPLICATIONS ONLY

I hereby acknowledge receipt of an Account B Group Deferred Variable Prospectus dated April 30, 2007 for Employer-Sponsored Deferred Compensation Plans, as well as a prospectus for the Guaranteed Accumulation Account and all current prospectuses pertaining to the variable investment options available under the Contracts.

___Please send an Account B Statement of Additional Information (Form No. SAI.75996-07) dated April 30, 2007.

CONTRACT HOLDER’S SIGNATURE

DATE

PRO.75996-07

PART B

VARIABLE ANNUITY ACCOUNT B OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statement of Additional Information dated April 30, 2007

Group Variable Annuity Contracts for Employer-Sponsored Deferred Compensation Plans

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the “Separate Account”) dated April 30, 2007.

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

ING USFS Customer Service Defined Contribution Administration, TS21 151 Farmington Avenue Hartford, CT 06156-1277 1-800-262-3862

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the “Company,” we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954).

As of December 31, 2006, the Company had $59 billion invested through their products, including $50 billion in their separate accounts (of which Company affiliates manage or oversee the management of $19 billion). The Company is ranked based on assets among the top 2% of all life and health insurance companies rated by A.M. Best Company as of July 19, 2006. The Company is an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management and is a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc." The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

In addition to serving as the principal underwriter and the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940.

Other than the mortality and expense risk charge and administrative expense charge, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “Fees” in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

The funds currently available under the contract are as follows:

AIM V.I. Capital Appreciation Fund (Series I)	ING Stock Index Portfolio (Class I)
AIM V.I. Core Equity Fund (Series I)	ING T. Rowe Price Capital Appreciation Portfolio (Class S)
Calvert Social Balanced Portfolio	ING T. Rowe Price Diversified Mid Cap Growth Portfolio (I
Fidelity® VIP Contrafund® Portfolio (Initial Class)	Class)
Fidelity® VIP Equity-Income Portfolio (Initial Class)	ING T. Rowe Price Equity Income Portfolio (Class S)
Fidelity® VIP Growth Portfolio (Initial Class)	ING T. Rowe Price Growth Equity Portfolio (I Class)
Fidelity® VIP Overseas Portfolio (Initial Class)	ING Templeton Foreign Equity Portfolio (S Class)
Franklin Small Cap Value Securities Fund (Class 2)	ING Templeton Global Growth (Class S)
ING AllianceBernstein Mid Cap Growth Portfolio (Class S)	ING Thornburg Value Portfolio (I Class)
ING American Century Large Company Value Portfolio (S Class)	ING UBS U.S. Large Cap Equity Portfolio (I Class)
ING American Century Small-Mid Cap Value Portfolio (S Class)	ING Wells Fargo Disciplined Value Portfolio (Class S) (1)
ING Baron Asset Portfolio (S Class)	ING Wells Fargo Small Cap Disciplined Portfolio (Class S)
ING Baron Small Cap Growth Portfolio (S Class)	ING Van Kampen Comstock Portfolio (S Class)
ING BlackRock Large Cap Growth Portfolio (Class I)	ING Van Kampen Equity and Income Portfolio (I Class)
ING Columbia Small Cap Value II Portfolio (S Class)	ING Van Kampen Growth and Income Portfolio (Class S)
ING Davis Venture Value Portfolio (S Class) (1)	ING Van Kampen Real Estate Portfolio (Class S)
ING Evergreen Health Sciences Portfolio (Class S)	ING VP Balanced Portfolio, Inc. (Class I)
ING FMRSM Diversified Mid Cap Portfolio (Class S)*	ING VP Financial Services Portfolio (Class I)(1)
ING FMRSM Large Cap Growth Portfolio (Class I)*(1)	ING VP Global Science and Technology Portfolio (Class I)
ING Fundamental Research Portfolio (S Class)	ING VP Growth and Income Portfolio (Class I)
ING Global Resources Portfolio (Class S)	ING VP Growth Portfolio (Class I)
ING JPMorgan Emerging Markets Equity Portfolio (Class S)	ING VP Index Plus International Equity Portfolio (Class S)
ING JPMorgan International Portfolio (I Class)	ING VP Index Plus LargeCap Portfolio (Class I)
ING JPMorgan Mid Cap Value Portfolio (S Class)	ING VP Index Plus MidCap Portfolio (Class I)
ING JPMorgan Small Cap Core Equity Portfolio (Class S)(1)	ING VP Index Plus SmallCap Portfolio (Class I)
ING Julius Baer Foreign Portfolio (Class S)	ING VP Intermediate Bond Portfolio (Class I)
ING Legg Mason Partners Aggressive Growth Portfolio (I Class)	ING VP International Equity Portfolio (Class I)
ING Legg Mason Value Portfolio (Class S)	ING VP International Value Portfolio (Class I)
ING Lord Abbett Affiliated Portfolio (Class I)	ING VP MidCap Opportunities Portfolio (Class I)
ING Marsico Growth Portfolio (Class S)	ING VP Money Market Portfolio (Class I)
ING Marsico International Opportunities Portfolio (Class S)	ING VP Real Estate Portfolio (Class I)
ING MFS Total Return Portfolio (Class S)	ING VP Small Company Portfolio (Class I)
ING MFS Utilities Portfolio (Class S)	ING VP SmallCap Opportunities Portfolio (Class I)
ING Neuberger Berman Partners Portfolio (S Class)	ING VP Strategic Allocation Conservative Portfolio (Class I)
ING OpCap Balanced Value Portfolio (S Class)	ING VP Strategic Allocation Growth Portfolio (Class I)
ING Oppenheimer Global Portfolio (I Class)	ING VP Strategic Allocation Moderate Portfolio
ING Oppenheimer Main Street Portfolio® (Class S)	(Class I)
ING Oppenheimer Strategic Income Portfolio (I Class)	ING VP Value Opportunity Portfolio (Class I)
ING PIMCO High Yield Portfolio (Class S)	Lord Abbett Series Fund - Mid-Cap Value Portfolio (Class VC)
ING PIMCO Total Return Portfolio (S Class)	OpCap Mid Cap Portfolio(3)
ING Pioneer Equity Income Portfolio (Class I) (2)	Oppenheimer Main Street Small Cap Fund®/VA
ING Pioneer Fund Portfolio (Class I)	PIMCO VIT Real Return Portfolio (Administrative Class)
ING Pioneer High Yield Portfolio (I Class)	Pioneer Emerging Markets VCT Portfolio (Class I) (4)
ING Pioneer Mid Cap Value Portfolio (Class I)	Pioneer Fund VCT Portfolio (Class I)
ING Solution 2015 Portfolio (S Class)(3)	Pioneer High Yield VCT Portfolio (Class I)
ING Solution 2025 Portfolio (S Class)(3)	Pioneer Mid Cap Value VCT Portfolio (Class I)
ING Solution 2035 Portfolio (S Class)(3)	Wanger International Small Cap(4)
ING Solution 2045 Portfolio (S Class)(3)	Wanger Select
ING Solution Income Portfolio (S Class)(3)	Wanger U.S. Smaller Companies

*	FMRSM is a service mark of Fidelity Management & Research Company.

	(1)	This fund has changed its name to the name listed above. See Appendix IV – Fund Descriptions in the prospectus for a complete list of former and current fund names.

	(2)	This fund is scheduled to be available on May 11, 2007.

	(3)	These funds are structured as fund of funds that invest directly in shares of underlying funds. See “Fees - Fund Fees and Expenses” in the prospectus for additional information.

	(4)	This fund is scheduled to be available on May 7, 2007.

Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the funds.

OFFERING AND PURCHASE OF CONTRACTS

The Company’s subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “Contract Ownership and Rights” and “Your Account Value.”

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending December 31, 2006, 2005 and 2004 amounted to $2,507,216.09, $2,761,989.83, and $2,068,285.47 respectively. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of ING Life Insurance and Annuity Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide payments to you in accordance with the income phase payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see “Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1,000 of value applied; the annuitant’s first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar’s Variable Annuity/Life Performance Report and Lipper’s Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize funds in terms of the asset classes they represent and use such categories in marketing material for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 55 Ivan Allen Jr. Boulevard, Suite 1000, Atlanta, GA 30308 is the independent registered public accounting firm for the separate account and for the Company. The services provided to the separate account include primarily the audit of the separate account’s financial statements.

FINANCIAL STATEMENTS Variable Annuity Account B of ING Life Insurance and Annuity Company Year ended December 31, 2006 with Report of Independent Registered Public Accounting Firm

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VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Financial Statements Year ended December 31, 2006

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants ING Life Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of the Divisions constituting
Variable Annuity Account B of ING Life Insurance and Annuity Company (the “Account”) as of
December 31, 2006, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:	ING Investors Trust:
AIM V.I. Capital Appreciation Fund - Series I Shares	ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
AIM V.I. Core Equity Fund - Series I Shares	ING American Funds Growth Portfolio
AIM V.I. Government Securities Fund - Series I Shares	ING American Funds Growth-Income Portfolio
AIM V.I. Growth Fund - Series I Shares	ING American Funds International Portfolio
AIM V.I. Premier Equity Fund - Series I Shares	ING BlackRock Large Cap Growth Portfolio - Service Class
American Century Variable Portfolios, Inc.:	ING Evergreen Health Sciences Portfolio - Service Class
American Century VP Balanced Fund	ING Evergreen Omega Portfolio - Institutional Class
American Century VP International Fund	ING FMRSM Diversified Mid Cap Portfolio - Institutional Class
Calvert Variable Series, Inc.:	ING FMRSM Diversified Mid Cap Portfolio - Service Class
Calvert Social Balanced Portfolio	ING FMRSM Large Cap Growth Portfolio - Institutional Class
Federated Insurance Series:	ING FMRSM Mid Cap Growth Portfolio - Service Class
Federated American Leaders Fund II	ING Franklin Income Portfolio - Service Class
Federated Capital Income Fund II	ING Global Real Estate Portfolio - Service Class
Federated Equity Income Fund II	ING Global Resources Portfolio - Service Class
Federated Fund for U.S. Government Securities II	ING JPMorgan Emerging Markets Equity
Federated High Income Bond Fund II	Portfolio - Institutional Class
Federated International Equity Fund II	ING JPMorgan Emerging Markets Equity
Federated Mid Cap Growth Strategies Fund II	Portfolio - Service Class
Federated Prime Money Fund II	ING JPMorgan Small Cap Core Equity
Fidelity Variable Insurance Products Fund:	Portfolio - Institutional Class
Fidelity® VIP Equity-Income Portfolio - Initial Class	ING JPMorgan Small Cap Core Equity Portfolio - Service Class
Fidelity® VIP Growth Portfolio - Initial Class	ING JPMorgan Value Opportunities
Fidelity® VIP High Income Portfolio - Initial Class	Portfolio - Institutional Class
Fidelity® VIP Overseas Portfolio - Initial Class	ING JPMorgan Value Opportunities Portfolio - Service Class
Fidelity Variable Insurance Products II:	ING Julius Baer Foreign Portfolio - Service Class
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	ING Legg Mason Value Portfolio - Institutional Class
Fidelity® VIP Contrafund® Portfolio - Initial Class	ING Legg Mason Value Portfolio - Service Class
Fidelity® VIP Index 500 Portfolio - Initial Class	ING LifeStyle Aggressive Growth Portfolio - Service Class
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	ING LifeStyle Growth Portfolio - Service Class
Franklin Templeton Variable Insurance Products Trust:	ING LifeStyle Moderate Growth Portfolio - Service Class
Franklin Small Cap Value Securities Fund - Class 2	ING LifeStyle Moderate Portfolio - Service Class
Mutual Shares Securities Fund - Class 2	ING Lord Abbett Affiliated Portfolio - Institutional Class
ING GET Fund:	ING Lord Abbett Affiliated Portfolio - Service Class
ING GET Fund - Series L	ING MarketPro Portfolio - Service Class
ING GET Fund - Series M	ING Marsico Growth Portfolio - Service Class
ING GET Fund - Series N	ING Marsico International Opportunities
ING GET Fund - Series P	Portfolio - Service Class
ING GET Fund - Series Q	ING MFS Total Return Portfolio - Institutional Class
ING GET Fund - Series R	ING MFS Total Return Portfolio - Service Class
ING GET Fund - Series S	ING MFS Utilities Portfolio - Service Class
ING GET Fund - Series T	ING Oppenheimer Main Street Portfolio® - Institutional Class
ING GET Fund - Series U	ING Oppenheimer Main Street Portfolio® - Service Class
ING GET Fund - Series V	ING PIMCO High Yield Portfolio - Service Class

ING Investors Trust (continued):	ING Variable Funds:
ING Pioneer Fund Portfolio - Institutional Class	ING VP Growth and Income Portfolio - Class I
ING Pioneer Mid Cap Value Portfolio - Institutional Class	ING Variable Insurance Trust:
ING Pioneer Mid Cap Value Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 1
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 2
ING T. Rowe Price Equity Income Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 3
ING Templeton Global Growth Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 4
ING UBS U.S. Allocation Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 5
ING Van Kampen Growth and Income Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 6
ING Van Kampen Real Estate Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 7
ING VP Index Plus International Equity Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 8
ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 9
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 10
ING Partners, Inc.:	ING GET U.S. Core Portfolio - Series 11
ING American Century Large Company Value	ING GET U.S. Core Portfolio - Series 12
Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 13
ING American Century Select Portfolio - Initial Class	ING GET U.S. Core Portfolio - Series 14
ING American Century Small-Mid Cap Value	ING Variable Portfolios, Inc.:
Portfolio - Service Class	ING VP Global Science and Technology Portfolio - Class I
ING Baron Asset Portfolio - Service Class	ING VP Growth Portfolio - Class I
ING Baron Small Cap Growth Portfolio - Service Class	ING VP Index Plus LargeCap Portfolio - Class I
ING Columbia Small Cap Value II Portfolio - Service Class	ING VP Index Plus MidCap Portfolio - Class I
ING Davis Venture Value Portfolio - Service Class	ING VP Index Plus SmallCap Portfolio - Class I
ING Fundamental Research Portfolio - Service Class	ING VP International Equity Portfolio - Class I
ING Goldman Sachs® Capital Growth Portfolio - Service Class	ING VP Small Company Portfolio - Class I
ING JPMorgan International Portfolio - Initial Class	ING VP Value Opportunity Portfolio - Class I
ING JPMorgan Mid Cap Value Portfolio - Service Class	ING VP Value Opportunity Portfolio - Class S
ING Legg Mason Partners Aggressive Growth	ING Variable Products Trust:
Portfolio - Initial Class	ING VP Financial Services Portfolio - Class I
ING Lord Abbett U.S. Government Securities	ING VP High Yield Bond Portfolio - Class I
Portfolio - Initial Class	ING VP International Value Portfolio - Class I
ING Neuberger Berman Partners Portfolio - Initial Class	ING VP MidCap Opportunities Portfolio - Class I
ING Neuberger Berman Partners Portfolio - Service Class	ING VP MidCap Opportunities Portfolio - Class S
ING Neuberger Berman Regency Portfolio - Service Class	ING VP Real Estate Portfolio - Class I
ING OpCap Balanced Value Portfolio - Service Class	ING VP SmallCap Opportunities Portfolio - Class I
ING Oppenheimer Global Portfolio - Initial Class	ING VP SmallCap Opportunities Portfolio - Class S
ING Oppenheimer Strategic Income Portfolio - Initial Class	ING VP Balanced Portfolio, Inc.:
ING Oppenheimer Strategic Income Portfolio - Service Class	ING VP Balanced Portfolio - Class I
ING PIMCO Total Return Portfolio - Service Class	ING VP Intermediate Bond Portfolio:
ING Pioneer High Yield Portfolio - Initial Class	ING VP Intermediate Bond Portfolio - Class I
ING Solution 2015 Portfolio - Service Class	ING VP Money Market Portfolio:
ING Solution 2025 Portfolio - Service Class	ING VP Money Market Portfolio - Class I
ING Solution 2035 Portfolio - Service Class	ING VP Natural Resources Trust:
ING Solution 2045 Portfolio - Service Class	ING VP Natural Resources Trust
ING Solution Income Portfolio - Service Class	Janus Aspen Series:
ING T. Rowe Price Diversified Mid Cap Growth	Janus Aspen Series Balanced Portfolio - Institutional Shares
Portfolio - Initial Class	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
ING T. Rowe Price Growth Equity Portfolio - Initial Class	Janus Aspen Series Large Cap Growth
ING Templeton Foreign Equity Portfolio - Service Class	Portfolio - Institutional Shares
ING Thornburg Value Portfolio - Initial Class	Janus Aspen Series Mid Cap Growth
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	Portfolio - Institutional Shares
ING UBS U.S. Small Cap Growth Portfolio - Service Class	Janus Aspen Series Worldwide Growth
ING Van Kampen Comstock Portfolio - Service Class	Portfolio - Institutional Shares
ING Van Kampen Equity and Income Portfolio - Initial Class	Lord Abbett Series Fund, Inc.:
ING Van Kampen Equity and Income Portfolio - Service Class	Lord Abbett Series Fund - Growth and Income
ING Strategic Allocation Portfolios, Inc.:	Portfolio - Class VC
ING VP Strategic Allocation Conservative Portfolio - Class I	Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
ING VP Strategic Allocation Growth Portfolio - Class I	MFS Variable Insurance TrustSM:
ING VP Strategic Allocation Moderate Portfolio - Class I	MFS® Strategic Income Series

Oppenheimer Variable Account Funds:	Pioneer Variable Contracts Trust:
Oppenheimer Aggressive Growth Fund/VA	Pioneer Equity Income VCT Portfolio - Class I
Oppenheimer Global Securities Fund/VA	Pioneer Fund VCT Portfolio - Class I
Oppenheimer Main Street Fund®/VA	Pioneer High Yield VCT Portfolio - Class I
Oppenheimer Main Street Small Cap Fund®/VA	Pioneer Mid Cap Value VCT Portfolio - Class I
Oppenheimer Strategic Bond Fund/VA	Wanger Advisors Trust:
PIMCO Variable Insurance Trust:	Wanger Select
PIMCO Real Return Portfolio - Administrative Class	Wanger U.S. Smaller Companies

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Variable Annuity Account B of ING
Life Insurance and Annuity Company at December 31, 2006, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia March 23, 2007

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	AIM V.I.
	Capital			Federated
	Appreciation	AIM V.I. Core	Calvert Social	American	Federated
	Fund - Series I	Equity Fund -	Balanced	Leaders Fund	Capital Income
	Shares	Series I Shares	Portfolio	II	Fund II

Assets
Investments in mutual funds
at fair value	$ 1,077	$ 1,623	$ 2,101	$ 24,785	$ 3,039
Total assets	1,077	1,623	2,101	24,785	3,039

Liabilities
Payable to related parties	-	-	-	2	-

Total liabilities	-	-	-	2	-

Net assets	$ 1,077	$ 1,623	$ 2,101	$ 24,783	$ 3,039

Net assets
Accumulation units	$ 957	$ 1,425	$ 2,101	$ 24,736	$ 3,029
Contracts in payout (annuitization)
period	120	198	-	47	10

Total net assets	$ 1,077	$ 1,623	$ 2,101	$ 24,783	$ 3,039

Total number of shares	41,073	59,615	1,035,033	1,150,128	312,285

Cost of shares	$ 1,038	$ 1,422	$ 1,822	$ 21,700	$ 2,617

The accompanying notes are an integral part of these financial statements. 4

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

		Federated Fund			Federated Mid
	Federated	for U.S.	Federated High	Federated	Cap Growth
	Equity Income	Government	Income Bond	International	Strategies Fund
	Fund II	Securities II	Fund II	Equity Fund II	II

Assets
Investments in mutual funds
at fair value	$ 6,196	$ 2,385	$ 6,524	$ 3,845	$ 6,433
Total assets	6,196	2,385	6,524	3,845	6,433

Liabilities
Payable to related parties	-	-	1	-	-

Total liabilities	-	-	1	-	-

Net assets	$ 6,196	$ 2,385	$ 6,523	$ 3,845	$ 6,433

Net assets
Accumulation units	$ 6,087	$ 2,385	$ 6,480	$ 3,822	$ 6,433
Contracts in payout (annuitization)
period	109	-	43	23	-

Total net assets	$ 6,196	$ 2,385	$ 6,523	$ 3,845	$ 6,433

Total number of shares	379,189	210,278	831,069	224,745	250,914

Cost of shares	$ 4,802	$ 2,380	$ 6,095	$ 2,894	$ 5,729

The accompanying notes are an integral part of these financial statements. 5

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

		Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Federated	Equity-Income	Growth	High Income	Overseas
	Prime Money	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Fund II	Initial Class	Initial Class	Initial Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 2,102	$ 187,759	$ 14,215	$ 223	$ 8,523
Total assets	2,102	187,759	14,215	223	8,523

Liabilities
Payable to related parties	-	13	1	-	-

Total liabilities	-	13	1	-	-

Net assets	$ 2,102	$ 187,746	$ 14,214	$ 223	$ 8,523

Net assets
Accumulation units	$ 2,102	$ 187,746	$ 14,214	$ -	$ 8,523
Contracts in payout (annuitization)
period	-	-	-	223	-

Total net assets	$ 2,102	$ 187,746	$ 14,214	$ 223	$ 8,523

Total number of shares	2,101,712	7,166,364	396,302	35,090	355,577

Cost of shares	$ 2,102	$ 156,231	$ 12,587	$ 223	$ 6,983

The accompanying notes are an integral part of these financial statements. 6

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Investment	Franklin Small
	Contrafund®	Index 500	Grade Bond	Cap Value	Mutual Shares
	Portfolio -	Portfolio -	Portfolio -	Securities Fund	Securities Fund
	Initial Class	Initial Class	Initial Class	- Class 2	- Class 2

Assets
Investments in mutual funds
at fair value	$ 267,461	$ 49,647	$ 1,210	$ 4,969	$ 3,754
Total assets	267,461	49,647	1,210	4,969	3,754

Liabilities
Payable to related parties	18	4	-	-	-

Total liabilities	18	4	-	-	-

Net assets	$ 267,443	$ 49,643	$ 1,210	$ 4,969	$ 3,754

Net assets
Accumulation units	$ 267,443	$ 49,643	$ 1,210	$ 4,969	$ 3,754
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 267,443	$ 49,643	$ 1,210	$ 4,969

Total number of shares	8,498,915	307,678	94,856	264,430	183,387

Cost of shares	$ 197,697	$ 36,809	$ 1,207	$ 4,288	$ 3,487

The accompanying notes are an integral part of these financial statements. 7

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	ING GET Fund	ING GET Fund	ING GET Fund	ING GET Fund	ING GET Fund
	- Series Q	- Series R	- Series S	- Series T	- Series U

Assets
Investments in mutual funds
at fair value	$ 25,745	$ 21,803	$ 24,390	$ 20,736	$ 19,639
Total assets	25,745	21,803	24,390	20,736	19,639

Liabilities
Payable to related parties	3	2	3	2	2
Total liabilities	3	2	3	2	2
Net assets	$ 25,742	$ 21,801	$ 24,387	$ 20,734	$ 19,637

Net assets
Accumulation units	$ 25,742	$ 21,801	$ 24,387	$ 20,734	$ 19,637
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 25,742	$ 21,801	$ 24,387	$ 20,734	$ 19,637

Total number of shares	2,514,169	2,129,176	2,351,967	2,049,034	1,954,085

Cost of shares	$ 25,158	$ 21,326	$ 23,582	$ 20,496	$ 19,454

The accompanying notes are an integral part of these financial statements. 8

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

ING
		AllianceBernstein		ING American	ING American
		Mid Cap Growth	ING American	Funds Growth-	Funds
	ING GET	Portfolio - Service	Funds Growth	Income	International
	Fund - Series V	Class	Portfolio	Portfolio	Portfolio

Assets
Investments in mutual funds
at fair value	$ 30,719	$ 577	$ 31,971	$ 30,746	$ 30,980
Total assets	30,719	577	31,971	30,746	30,980

Liabilities
Payable to related parties	3	-	2	2	2

Total liabilities	3	-	2	2	2

Net assets	$ 30,716	$ 577	$ 31,969	$ 30,744	$ 30,978

Net assets
Accumulation units	$ 30,716	$ 577	$ 30,348	$ 28,614	$ 30,127
Contracts in payout (annuitization)
period	-	-	1,621	2,130	851

Total net assets	$ 30,716	$ 577	$ 31,969	$ 30,744	$ 30,978

Total number of shares	3,050,507	34,037	497,298	700,369	1,373,247

Cost of shares	$ 30,480	$ 633	$ 27,754	$ 26,596	$ 25,574

The accompanying notes are an integral part of these financial statements. 9

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	ING BlackRock		ING Evergreen	ING FMRSM
	Large Cap	ING Evergreen	Omega	Diversified Mid	ING FMRSM
	Growth	Health Sciences	Portfolio -	Cap Portfolio -	Diversified Mid
	Portfolio -	Portfolio -	Institutional	Institutional	Cap Portfolio -
	Service Class	Service Class	Class	Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 1,626	$ 562	$ 14,400	$ 28,945	$ 1,644
Total assets	1,626	562	14,400	28,945	1,644

Liabilities
Payable to related parties	-	-	1	2	-

Total liabilities	-	-	1	2	-

Net assets	$ 1,626	$ 562	$ 14,399	$ 28,943	$ 1,644

Net assets
Accumulation units	$ 1,626	$ 562	$ 13,405	$ 27,153	$ 1,644
Contracts in payout (annuitization)
period	-	-	994	1,790	-

Total net assets	$ 1,626	$ 562	$ 14,399	$ 28,943	$ 1,644

Total number of shares	140,795	46,158	1,237,136	2,153,679	122,872

Cost of shares	$ 1,561	$ 526	$ 13,249	$ 31,428	$ 1,746

The accompanying notes are an integral part of these financial statements. 10

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	ING FMRSM
	Large Cap	ING FMRSM
	Growth	Mid Cap	ING Franklin	ING Global	ING Global
	Portfolio -	Growth	Income	Real Estate	Resources
	Institutional	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 78,222	$ 109	$ 4,316	$ 2,017	$ 1,610
Total assets	78,222	109	4,316	2,017	1,610

Liabilities
Payable to related parties	6	-	-	-	-

Total liabilities	6	-	-	-	-

Net assets	$ 78,216	$ 109	$ 4,316	$ 2,017	$ 1,610

Net assets
Accumulation units	$ 77,163	$ 109	$ 4,316	$ 2,017	$ 1,610
Contracts in payout (annuitization)
period	1,053	-	-	-	-

Total net assets	$ 78,216	$ 109	$ 4,316	$ 2,017	$ 1,610

Total number of shares	7,182,961	8,731	391,285	150,375	74,060

Cost of shares	$ 77,706	$ 104	$ 4,091	$ 1,808	$ 1,531

The accompanying notes are an integral part of these financial statements. 11

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	ING JPMorgan	ING JPMorgan	ING JPMorgan		ING JPMorgan
	Emerging	Emerging	Small Cap Core ING JPMorgan		Value
	Markets Equity	Markets	Equity	Small Cap	Opportunities
	Portfolio -	Equity	Portfolio -	Core Equity	Portfolio -
	Institutional	Portfolio -	Institutional	Portfolio -	Institutional
	Class	Service Class	Class	Service Class	Class

Assets
Investments in mutual funds
at fair value	$ 4,487	$ 6,325	$ 6,901	$ 358	$ 41,316
Total assets	4,487	6,325	6,901	358	41,316

Liabilities
Payable to related parties	-	-	-	-	3

Total liabilities	-	-	-	-	3

Net assets	$ 4,487	$ 6,325	$ 6,901	$ 358	$ 41,313

Net assets
Accumulation units	$ 4,487	$ 6,325	$ 6,901	$ 358	$ 41,313
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 4,487	$ 6,325	$ 6,901	$ 358	$ 41,313

Total number of shares	228,824	323,015	481,552	25,162	3,250,691

Cost of shares	$ 3,739	$ 5,288	$ 6,209	$ 352	$ 34,279

The accompanying notes are an integral part of these financial statements. 12

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	ING JPMorgan		ING Legg		ING LifeStyle
	Value	ING Julius	Mason Value	ING Legg	Aggressive
	Opportunities	Baer Foreign	Portfolio -	Mason Value	Growth
	Portfolio -	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Service Class	Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 3,543	$ 13,882	$ 31,998	$ 571	$ 1,239
Total assets	3,543	13,882	31,998	571	1,239

Liabilities
Payable to related parties	-	1	2	-	-

Total liabilities	-	1	2	-	-

Net assets	$ 3,543	$ 13,881	$ 31,996	$ 571	$ 1,239

Net assets
Accumulation units	$ 3,543	$ 13,881	$ 29,788	$ 571	$ 1,239
Contracts in payout (annuitization)
period	-	-	2,208	-	-

Total net assets	$ 3,543	$ 13,881	$ 31,996	$ 571	$ 1,239

Total number of shares	279,164	822,871	2,829,206	50,675	88,028

Cost of shares	$ 2,983	$ 12,102	$ 27,953	$ 532	$ 1,125

The accompanying notes are an integral part of these financial statements. 13

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

ING Lord
		ING LifeStyle		Abbett	ING Lord
	ING LifeStyle	Moderate	ING LifeStyle	Affiliated	Abbett
	Growth	Growth	Moderate	Portfolio -	Affiliated
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Service Class	Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 8,786	$ 13,816	$ 10,418	$ 45	$ 1,071
Total assets	8,786	13,816	10,418	45	1,071

Liabilities
Payable to related parties	1	1	1	-	-

Total liabilities	1	1	1	-	-

Net assets	$ 8,785	$ 13,815	$ 10,417	$ 45	$ 1,071

Net assets
Accumulation units	$ 8,785	$ 13,815	$ 10,417	$ 45	$ 1,071
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 8,785	$ 13,815	$ 10,417	$ 45	$ 1,071

Total number of shares	653,254	1,079,400	842,902	3,543	84,526

Cost of shares	$ 8,121	$ 12,882	$ 9,761	$ 44	$ 1,025

The accompanying notes are an integral part of these financial statements. 14

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

			ING Marsico	ING MFS Total
	ING	ING Marsico	International	Return	ING MFS
	MarketPro	Growth	Opportunities	Portfolio -	Total Return
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Service Class	Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 20	$ 918	$ 13,619	$ 123,614	$ 1,658
Total assets	20	918	13,619	123,614	1,658

Liabilities
Payable to related parties	-	-	1	9	-

Total liabilities	-	-	1	9	-

Net assets	$ 20	$ 918	$ 13,618	$ 123,605	$ 1,658

Net assets
Accumulation units	$ 20	$ 918	$ 13,618	$ 123,605	$ 1,658
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 20	$ 918	$ 13,618	$ 123,605	$ 1,658

Total number of shares	1,808	55,346	891,270	6,495,756	87,240

Cost of shares	$ 19	$ 869	$ 11,411	$ 116,803	$ 1,602

The accompanying notes are an integral part of these financial statements. 15

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

ING
		Oppenheimer	ING
	ING MFS	Main Street	Oppenheimer	ING PIMCO	ING Pioneer
	Utilities	Portfolio® -	Main Street	High Yield	Fund Portfolio
	Portfolio -	Institutional	Portfolio® -	Portfolio -	- Institutional
	Service Class	Class	Service Class	Service Class	Class

Assets
Investments in mutual funds
at fair value	$ 1,201	$ 3,092	$ 168	$ 3,918	$ 26,318
Total assets	1,201	3,092	168	3,918	26,318

Liabilities
Payable to related parties	-	-	-	-	2

Total liabilities	-	-	-	-	2

Net assets	$ 1,201	$ 3,092	$ 168	$ 3,918	$ 26,316

Net assets
Accumulation units	$ 1,201	$ 3,053	$ 168	$ 3,918	$ 21,924
Contracts in payout (annuitization)
period	-	39	-	-	4,392

Total net assets	$ 1,201	$ 3,092	$ 168	$ 3,918	$ 26,316

Total number of shares	82,489	155,934	8,451	379,689	2,036,988

Cost of shares	$ 1,036	$ 2,809	$ 161	$ 3,880	$ 21,989

The accompanying notes are an integral part of these financial statements. 16

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	ING Pioneer		ING T. Rowe	ING T. Rowe
	Mid Cap Value	ING Pioneer	Price Capital	Price Equity	ING Templeton
	Portfolio -	Mid Cap Value	Appreciation	Income	Global Growth
	Institutional	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 36	$ 344	$ 5,804	$ 6,350	$ 692
Total assets	36	344	5,804	6,350	692

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 36	$ 344	$ 5,804	$ 6,350	$ 692

Net assets
Accumulation units	$ 36	$ 344	$ 5,804	$ 6,350	$ 692
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 36	$ 344	$ 5,804	$ 6,350	$ 692

Total number of shares	2,942	27,968	218,112	409,973	47,724

Cost of shares	$ 36	$ 327	$ 5,568	$ 5,694	$ 652

The accompanying notes are an integral part of these financial statements. 17

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

ING Van
		Kampen		ING VP Index	ING Wells
	ING UBS U.S.	Growth and	ING Van	Plus	Fargo Mid Cap
	Allocation	Income	Kampen Real	International	Disciplined
	Portfolio -	Portfolio -	Estate Portfolio	Equity Portfolio	Portfolio -
	Service Class	Service Class	- Service Class	- Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 7,160	$ 1,476	$ 1,079	$ 9,677	$ 225
Total assets	7,160	1,476	1,079	9,677	225

Liabilities
Payable to related parties	1	-	-	1	-

Total liabilities	1	-	-	1	-

Net assets	$ 7,159	$ 1,476	$ 1,079	$ 9,676	$ 225

Net assets
Accumulation units	$ 7,159	$ 1,476	$ 1,079	$ 9,676	$ 225
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 7,159	$ 1,476	$ 1,079	$ 9,676	$ 225

Total number of shares	652,696	52,217	27,756	739,261	12,667

Cost of shares	$ 6,384	$ 1,416	$ 1,023	$ 9,068	$ 213

The accompanying notes are an integral part of these financial statements. 18

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	ING Wells	ING American		ING American
	Fargo Small	Century Large	ING American	Century Small-
	Cap Disciplined	Company	Century Select	Mid Cap Value	ING Baron
	Portfolio -	Value Portfolio	Portfolio -	Portfolio -	Asset Portfolio
	Service Class	- Service Class	Initial Class	Service Class	- Service Class

Assets
Investments in mutual funds
at fair value	$ 374	$ 187	$ 50,569	$ 1,650	$ 7
Total assets	374	187	50,569	1,650	7

Liabilities
Payable to related parties	-	-	3	-	-

Total liabilities	-	-	3	-	-

Net assets	$ 374	$ 187	$ 50,566	$ 1,650	$ 7

Net assets
Accumulation units	$ 374	$ 187	$ 46,953	$ 1,650	$ 7
Contracts in payout (annuitization)
period	-	-	3,613	-	-

Total net assets	$ 374	$ 187	$ 50,566	$ 1,650	$ 7

Total number of shares	32,830	11,677	5,520,681	122,168	601

Cost of shares	$ 366	$ 170	$ 47,764	$ 1,485	$ 7

The accompanying notes are an integral part of these financial statements. 19

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	ING Baron	ING Columbia		ING	ING Goldman
	Small Cap	Small Cap	ING Davis	Fundamental	Sachs® Capital
	Growth	Value II	Venture Value	Research	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 7,061	$ 3,294	$ 2,083	$ 24	$ 282
Total assets	7,061	3,294	2,083	24	282

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 7,061	$ 3,294	$ 2,083	$ 24	$ 282

Net assets
Accumulation units	$ 7,061	$ 3,294	$ 2,083	$ 24	$ 282
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 7,061	$ 3,294	$ 2,083	$ 24	$ 282

Total number of shares	385,220	324,535	105,729	2,439	22,721

Cost of shares	$ 6,321	$ 3,037	$ 1,936	$ 22	$ 261

The accompanying notes are an integral part of these financial statements. 20

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

ING Legg
			Mason	ING Lord
			Partners	Abbett U.S.	ING Neuberger
	ING JPMorgan ING JPMorgan		Aggressive	Government	Berman
	International	Mid Cap Value	Growth	Securities	Partners
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Initial Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 45,364	$ 2,766	$ 42,512	$ 11,550	$ 49,257
Total assets	45,364	2,766	42,512	11,550	49,257

Liabilities
Payable to related parties	3	-	3	1	4

Total liabilities	3	-	3	1	4

Net assets	$ 45,361	$ 2,766	$ 42,509	$ 11,549	$ 49,253

Net assets
Accumulation units	$ 42,620	$ 2,766	$ 41,005	$ 11,549	$ 41,761
Contracts in payout (annuitization)
period	2,741	-	1,504	-	7,492

Total net assets	$ 45,361	$ 2,766	$ 42,509	$ 11,549	$ 49,253

Total number of shares	2,789,888	171,029	865,824	1,163,117	4,506,604

Cost of shares	$ 34,364	$ 2,495	$ 28,395	$ 11,558	$ 46,858

The accompanying notes are an integral part of these financial statements. 21

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

				ING	ING
	ING Neuberger			Oppenheimer	Oppenheimer
	Berman	ING OpCap	ING	Strategic	Strategic
	Regency	Balanced	Oppenheimer	Income	Income
	Portfolio -	Value Portfolio	Global Portfolio	Portfolio -	Portfolio -
	Service Class	- Service Class	- Initial Class	Initial Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 370	$ 1,186	$ 190,293	$ 70,291	$ 1
Total assets	370	1,186	190,293	70,291	1

Liabilities
Payable to related parties	-	-	13	5	-

Total liabilities	-	-	13	5	-

Net assets	$ 370	$ 1,186	$ 190,280	$ 70,286	$ 1

Net assets
Accumulation units	$ 370	$ 1,186	$ 184,671	$ 67,384	$ -
Contracts in payout (annuitization)
period	-	-	5,609	2,902	1

Total net assets	$ 370	$ 1,186	$ 190,280	$ 70,286	$ 1

Total number of shares	34,763	78,884	11,408,472	6,508,451	92

Cost of shares	$ 341	$ 1,011	$ 139,742	$ 65,589	$ 1

The accompanying notes are an integral part of these financial statements. 22

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	ING PIMCO	ING Pioneer
	Total Return	High Yield	ING Solution	ING Solution	ING Solution
	Portfolio -	Portfolio -	2015 Portfolio -	2025 Portfolio -	2035 Portfolio -
	Service Class	Initial Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 6,721	$ 21	$ 959	$ 853	$ 453
Total assets	6,721	21	959	853	453

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 6,721	$ 21	$ 959	$ 853	$ 453

Net assets
Accumulation units	$ 6,721	$ 21	$ 959	$ 853	$ 453
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 6,721	$ 21	$ 959	$ 853	$ 453

Total number of shares	604,963	2,089	80,623	69,096	35,638

Cost of shares	$ 6,579	$ 21	$ 884	$ 792	$ 415

The accompanying notes are an integral part of these financial statements. 23

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

			ING T. Rowe
			Price	ING T. Rowe
		ING Solution	Diversified Mid	Price Growth	ING Templeton
	ING Solution	Income	Cap Growth	Equity	Foreign Equity
	2045 Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Initial Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 272	$ 408	$ 78,297	$ 60,244	$ 715
Total assets	272	408	78,297	60,244	715

Liabilities
Payable to related parties	-	-	5	4	-

Total liabilities	-	-	5	4	-

Net assets	$ 272	$ 408	$ 78,292	$ 60,240	$ 715

Net assets
Accumulation units	$ 272	$ 408	$ 78,292	$ 53,333	$ 715
Contracts in payout (annuitization)
period	-	-	-	6,907	-

Total net assets	$ 272	$ 408	$ 78,292	$ 60,240	$ 715

Total number of shares	20,847	36,657	8,492,096	1,014,891	59,534

Cost of shares	$ 251	$ 382	$ 64,357	$ 43,980	$ 680

The accompanying notes are an integral part of these financial statements. 24

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

		ING UBS U.S.	ING UBS U.S.	ING Van	ING Van
	ING	Large Cap	Small Cap	Kampen	Kampen Equity
	Thornburg	Equity	Growth	Comstock	and Income
	Value Portfolio	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	- Initial Class	Initial Class	Service Class	Service Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 28,921	$ 36,985	$ 29	$ 3,248	$ 142,385
Total assets	28,921	36,985	29	3,248	142,385

Liabilities
Payable to related parties	2	3	-	-	10

Total liabilities	2	3	-	-	10

Net assets	$ 28,919	$ 36,982	$ 29	$ 3,248	$ 142,375

Net assets
Accumulation units	$ 25,644	$ 36,982	$ 29	$ 3,248	$ 142,375
Contracts in payout (annuitization)
period	3,275	-	-	-	-

Total net assets	$ 28,919	$ 36,982	$ 29	$ 3,248	$ 142,375

Total number of shares	908,051	3,502,337	3,026	244,245	3,701,204

Cost of shares	$ 20,513	$ 28,101	$ 28	$ 2,930	$ 124,210

The accompanying notes are an integral part of these financial statements. 25

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	ING VP	ING VP	ING VP
	Strategic	Strategic	Strategic	ING VP
	Allocation	Allocation	Allocation	Growth and
	Conservative	Growth	Moderate	Income	ING GET U.S.
	Portfolio - Class	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -
	I	Class I	Class I	Class I	Series 1

Assets
Investments in mutual funds
at fair value	$ 14,116	$ 15,120	$ 20,259	$ 372,613	$ 16,580
Total assets	14,116	15,120	20,259	372,613	16,580

Liabilities
Payable to related parties	1	1	1	22	2
Total liabilities	1	1	1	22	2
Net assets	$ 14,115	$ 15,119	$ 20,258	$ 372,591	$ 16,578

Net assets
Accumulation units	$ 11,171	$ 12,341	$ 15,146	$ 283,939	$ 16,578
Contracts in payout (annuitization)
period	2,944	2,778	5,112	88,652	-

Total net assets	$ 14,115	$ 15,119	$ 20,258	$ 372,591	$ 16,578

Total number of shares	1,041,798	886,297	1,322,371	15,937,237	1,594,226

Cost of shares	$ 12,757	$ 11,990	$ 17,425	$ 307,330	$ 15,926

The accompanying notes are an integral part of these financial statements. 26

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 2	Series 3	Series 4	Series 5	Series 6

Assets
Investments in mutual funds
at fair value	$ 9,020	$ 28,245	$ 5,116	$ 3,282	$ 42,527
Total assets	9,020	28,245	5,116	3,282	42,527

Liabilities
Payable to related parties	1	3	1	-	4

Total liabilities	1	3	1	-	4

Net assets	$ 9,019	$ 28,242	$ 5,115	$ 3,282	$ 42,523

Net assets
Accumulation units	$ 9,019	$ 28,242	$ 5,115	$ 3,282	$ 42,523
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 9,019	$ 28,242	$ 5,115	$ 3,282	$ 42,523

Total number of shares	878,263	2,731,583	476,786	298,065	3,838,158

Cost of shares	$ 8,764	$ 27,261	$ 4,776	$ 2,991	$ 38,419

The accompanying notes are an integral part of these financial statements. 27

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 7	Series 8	Series 9	Series 10	Series 11

Assets
Investments in mutual funds
at fair value	$ 29,021	$ 28,059	$ 20,037	$ 18,003	$ 18,899
Total assets	29,021	28,059	20,037	18,003	18,899

Liabilities
Payable to related parties	3	3	2	2	2
Total liabilities	3	3	2	2	2
Net assets	$ 29,018	$ 28,056	$ 20,035	$ 18,001	$ 18,897

Net assets
Accumulation units	$ 29,018	$ 28,056	$ 20,035	$ 18,001	$ 18,897
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 29,018	$ 28,056	$ 20,035	$ 18,001	$ 18,897

Total number of shares	2,635,875	2,537,018	1,833,196	1,650,093	1,751,550

Cost of shares	$ 26,380	$ 25,393	$ 18,336	$ 16,520	$ 17,537

The accompanying notes are an integral part of these financial statements. 28

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

				ING VP Global
				Science and	ING VP
	ING GET U.S.	ING GET U.S.	ING GET U.S.	Technology	Growth
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Portfolio - Class	Portfolio -
	Series 12	Series 13	Series 14	I	Class I

Assets
Investments in mutual funds
at fair value	$ 48,948	$ 44,510	$ 85	$ 8,140	$ 18,755
Total assets	48,948	44,510	85	8,140	18,755

Liabilities
Payable to related parties	5	5	-	1	1

Total liabilities	5	5	-	1	1

Net assets	$ 48,943	$ 44,505	$ 85	$ 8,139	$ 18,754

Net assets
Accumulation units	$ 48,943	$ 44,505	$ 85	$ 8,139	$ 16,568
Contracts in payout (annuitization)
period	-	-	-	-	2,186

Total net assets	$ 48,943	$ 44,505	$ 85	$ 8,139	$ 18,754

Total number of shares	4,308,830	4,380,866	8,524	1,777,340	1,760,987

Cost of shares	$ 43,481	$ 44,442	$ 85	$ 7,118	$ 14,889

The accompanying notes are an integral part of these financial statements. 29

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	ING VP Index	ING VP Index	ING VP Index	ING VP	ING VP Small
	Plus LargeCap	Plus MidCap	Plus SmallCap	International	Company
	Portfolio -	Portfolio -	Portfolio -	Equity Portfolio	Portfolio -
	Class I	Class I	Class I	- Class I	Class I

Assets
Investments in mutual funds
at fair value	$ 152,370	$ 16,715	$ 8,727	$ 18,196	$ 68,011
Total assets	152,370	16,715	8,727	18,196	68,011

Liabilities
Payable to related parties	10	1	-	1	5

Total liabilities	10	1	-	1	5

Net assets	$ 152,360	$ 16,714	$ 8,727	$ 18,195	$ 68,006

Net assets
Accumulation units	$ 112,175	$ 16,714	$ 8,727	$ 15,417	$ 61,164
Contracts in payout (annuitization)
period	40,185	-	-	2,778	6,842

Total net assets	$ 152,360	$ 16,714	$ 8,727	$ 18,195	$ 68,006

Total number of shares	8,716,804	884,842	485,120	1,480,582	3,134,131

Cost of shares	$ 111,387	$ 14,095	$ 7,444	$ 13,106	$ 57,157

The accompanying notes are an integral part of these financial statements. 30

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

			ING VP
	ING VP Value	ING VP Value	Financial	ING VP High	ING VP
	Opportunity	Opportunity	Services	Yield Bond	International
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Value Portfolio
	Class I	Class S	Class I	Class I	- Class I

Assets
Investments in mutual funds
at fair value	$ 11,522	$ 1,192	$ 426	$ 32,957	$ 6,725

Total assets	11,522	1,192	426	32,957	6,725

Liabilities
Payable to related parties	1	-	-	2	-

Total liabilities	1	-	-	2	-

Net assets	$ 11,521	$ 1,192	$ 426	$ 32,955	$ 6,725

Net assets
Accumulation units	$ 11,521	$ 1,192	$ 426	$ 30,644	$ 6,725
Contracts in payout (annuitization)
period	-	-	-	2,311	-

Total net assets	$ 11,521	$ 1,192	$ 426	$ 32,955	$ 6,725

Total number of shares	727,377	75,803	31,859	10,605,367	440,694

Cost of shares	$ 8,824	$ 1,050	$ 402	$ 31,773	$ 5,867

The accompanying notes are an integral part of these financial statements. 31

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	ING VP	ING VP		ING VP	ING VP
	MidCap	MidCap	ING VP Real	SmallCap	SmallCap
	Opportunities	Opportunities	Estate	Opportunities	Opportunities
	Portfolio - Class	Portfolio - Class	Portfolio -	Portfolio - Class	Portfolio - Class
	I	S	Class I	I	S

Assets
Investments in mutual funds
at fair value	$ 411	$ 7,823	$ 5,083	$ 241	$ 5,223
Total assets	411	7,823	5,083	241	5,223

Liabilities
Payable to related parties	-	1	-	-	-

Total liabilities	-	1	-	-	-

Net assets	$ 411	$ 7,822	$ 5,083	$ 241	$ 5,223

Net assets
Accumulation units	$ 411	$ 7,822	$ 5,083	$ 241	$ 5,223
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 411	$ 7,822	$ 5,083	$ 241	$ 5,223

Total number of shares	50,397	971,759	259,082	12,089	264,588

Cost of shares	$ 374	$ 6,103	$ 4,427	$ 221	$ 4,255

The accompanying notes are an integral part of these financial statements. 32

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

					Janus Aspen
	ING VP	ING VP	ING VP	ING VP	Series Balanced
	Balanced	Intermediate	Money Market	Natural	Portfolio -
	Portfolio -	Bond Portfolio	Portfolio -	Resources	Institutional
	Class I	- Class I	Class I	Trust	Shares

Assets
Investments in mutual funds
at fair value	$ 166,000	$ 115,711	$ 224,983	$ 5,532	$ 21
Total assets	166,000	115,711	224,983	5,532	21

Liabilities
Payable to related parties	11	8	16	-	-

Total liabilities	11	8	16	-	-

Net assets	$ 165,989	$ 115,703	$ 224,967	$ 5,532	$ 21

Net assets
Accumulation units	$ 126,141	$ 105,295	$ 220,460	$ 5,532	$ 21
Contracts in payout (annuitization)
period	39,848	10,408	4,507	-	-

Total net assets	$ 165,989	$ 115,703	$ 224,967	$ 5,532	$ 21

Total number of shares	11,331,071	8,928,327	16,793,652	205,951	754

Cost of shares	$ 139,248	$ 120,708	$ 218,533	$ 5,358	$ 20

The accompanying notes are an integral part of these financial statements. 33

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

Janus Aspen
		Janus Aspen	Janus Aspen	Series	Lord Abbett
	Janus Aspen	Series Large	Series Mid Cap	Worldwide	Series Fund -
	Series Flexible	Cap Growth	Growth	Growth	Growth and
	Bond Portfolio	Portfolio -	Portfolio -	Portfolio -	Income
	- Institutional	Institutional	Institutional	Institutional	Portfolio -
	Shares	Shares	Shares	Shares	Class VC

Assets
Investments in mutual funds
at fair value	$ 12	$ 8	$ 7	$ 7	$ 7,931
Total assets	12	8	7	7	7,931

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 12	$ 8	$ 7	$ 7	$ 7,931

Net assets
Accumulation units	$ 12	$ 8	$ 7	$ 7	$ 7,931
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 12	$ 8	$ 7	$ 7	$ 7,931

Total number of shares	1,023	350	209	215	270,321

Cost of shares	$ 12	$ 7	$ 6	$ 6	$ 7,132

The accompanying notes are an integral part of these financial statements. 34

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

Lord Abbett
Series Fund -
	Mid-Cap	Oppenheimer	Oppenheimer		Oppenheimer
	Value	Aggressive	Global	Oppenheimer	Main Street
	Portfolio -	Growth	Securities	Main Street	Small Cap
	Class VC	Fund/VA	Fund/VA	Fund®/VA	Fund®/VA

Assets
Investments in mutual funds
at fair value	$ 4,642	$ 74	$ 83	$ 381	$ 723
Total assets	4,642	74	83	381	723

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 4,642	$ 74	$ 83	$ 381	$ 723

Net assets
Accumulation units	$ 4,642	$ -	$ 83	$ -	$ 723
Contracts in payout (annuitization)
period	-	74	-	381	-

Total net assets	$ 4,642	$ 74	$ 83	$ 381	$ 723

Total number of shares	213,134	1,454	2,245	15,364	37,748

Cost of shares	$ 4,468	$ 73	$ 75	$ 348	$ 698

The accompanying notes are an integral part of these financial statements. 35

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	PIMCO Real	Pioneer Equity		Pioneer High	Pioneer Mid
	Return Portfolio	Income VCT	Pioneer Fund	Yield VCT	Cap Value
	- Administrative	Portfolio -	VCT Portfolio -	Portfolio -	VCT Portfolio -
	Class	Class I	Class I	Class I	Class I

Assets
Investments in mutual funds
at fair value	$ 2,452	$ 6,178	$ 118	$ 480	$ 3,687
Total assets	2,452	6,178	118	480	3,687

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 2,452	$ 6,178	$ 118	$ 480	$ 3,687

Net assets
Accumulation units	$ 2,452	$ 6,178	$ 118	$ 480	$ 3,687
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 2,452	$ 6,178	$ 118	$ 480	$ 3,687

Total number of shares	205,322	247,807	4,748	43,630	181,456

Cost of shares	$ 2,596	$ 5,478	$ 107	$ 474	$ 4,038

The accompanying notes are an integral part of these financial statements. 36

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

Wanger U.S.
Smaller
	Wanger Select	Companies

Assets
Investments in mutual funds
at fair value	$ 2,085	$ 569
Total assets	2,085	569

Liabilities
Payable to related parties	-	-

Total liabilities	-	-

Net assets	$ 2,085	$ 569

Net assets
Accumulation units	$ 2,085	$ 569
Contracts in payout (annuitization)
period	-	-

Total net assets	$ 2,085	$ 569

Total number of shares	79,735	15,652

Cost of shares	$ 1,920	$ 558

The accompanying notes are an integral part of these financial statements.

37

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	AIM V.I.		AIM V.I.
	Capital		Government		AIM V.I.
	Appreciation	AIM V.I. Core	Securities Fund	AIM V.I.	Premier Equity
	Fund - Series I	Equity Fund -	- Series I	Growth Fund -	Fund - Series I
	Shares	Series I Shares	Shares	Series I Shares	Shares

Net investment income (loss)
Income:
Dividends	$ 1	$ 9	$ -	$ -	$ 5

Total investment income	1	9	-	-	5
Expenses:
Mortality and expense risk and
other charges	7	12	51	1	1
Total expenses	7	12	51	1	1
Net investment income (loss)	(6)	(3)	(51)	(1)	4

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	32	41	(529)	85	57
Capital gains distributions	-	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	32	41	(529)	85	57
Net unrealized appreciation
(depreciation) of investments	-	147	509	(54)	(34)

Net increase (decrease) in net assets
resulting from operations	$ 26	$ 185	$ (71)	$ 30	$ 27

The accompanying notes are an integral part of these financial statements. 38

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

		American		Federated
	American	Century VP	Calvert Social	American	Federated
	Century VP	International	Balanced	Leaders Fund	Capital Income
	Balanced Fund	Fund	Portfolio	II	Fund II

Net investment income (loss)
Income:
Dividends	$ 14	$ 20	$ 43	$ 409	$ 191
Total investment income	14	20	43	409	191
Expenses:
Mortality and expense risk and
other charges	4	6	24	362	44
Total expenses	4	6	24	362	44
Net investment income (loss)	10	14	19	47	147

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	92	395	62	180	(60)
Capital gains distributions	47	-	33	3,380	-

Total realized gain (loss) on investments
and capital gains distributions	139	395	95	3,560	(60)
Net unrealized appreciation
(depreciation) of investments	(131)	(250)	26	(109)	318
Net increase (decrease) in net assets
resulting from operations	$ 18	$ 159	$ 140	$ 3,498	$ 405

The accompanying notes are an integral part of these financial statements. 39

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

		Federated Fund			Federated Mid
	Federated	for U.S.	Federated	Federated	Cap Growth
	Equity Income	Government	High Income	International	Strategies Fund
	Fund II	Securities II	Bond Fund II	Equity Fund II	II

Net investment income (loss)
Income:
Dividends	$ 145	$ 159	$ 603	$ 9	$ -

Total investment income	145	159	603	9	-
Expenses:
Mortality and expense risk and
other charges	88	42	97	58	105
Total expenses	88	42	97	58	105
Net investment income (loss)	57	117	506	(49)	(105)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(294)	(132)	66	(632)	(793)
Capital gains distributions	-	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	(294)	(132)	66	(632)	(793)
Net unrealized appreciation
(depreciation) of investments	1,444	67	23	1,325	1,366
Net increase (decrease) in net assets
resulting from operations	$ 1,207	$ 52	$ 595	$ 644	$ 468

The accompanying notes are an integral part of these financial statements. 40

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

		Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Federated	Equity-Income	Growth	High Income	Overseas
	Prime Money	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Fund II	Initial Class	Initial Class	Initial Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ 100	$ 6,193	$ 339	$ 48	$ 149
Total investment income	100	6,193	339	48	149
Expenses:
Mortality and expense risk and
other charges	32	2,349	451	167	117
Total expenses	32	2,349	451	167	117
Net investment income (loss)	68	3,844	(112)	(119)	32

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	5,653	9,458	(990)	3,682
Capital gains distributions	-	22,246	-	-	104

Total realized gain (loss) on investments
and capital gains distributions	-	27,899	9,458	(990)	3,786
Net unrealized appreciation
(depreciation) of investments	-	133	(5,400)	2,187	(1,661)

Net increase (decrease) in net assets
resulting from operations	$ 68	$ 31,876	$ 3,946	$ 1,078	$ 2,157

The accompanying notes are an integral part of these financial statements. 41

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	Fidelity® VIP			Fidelity® VIP
	Asset	Fidelity® VIP	Fidelity® VIP	Investment	Franklin Small
	ManagerSM	Contrafund®	Index 500	Grade Bond	Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Securities Fund
	Initial Class	Initial Class	Initial Class	Initial Class	- Class 2

Net investment income (loss)
Income:
Dividends	$ 238	$ 3,529	$ 965	$ 69	$ 31
Total investment income	238	3,529	965	69	31
Expenses:
Mortality and expense risk and
other charges	40	3,409	721	22	43
Total expenses	40	3,409	721	22	43
Net investment income (loss)	198	120	244	47	(12)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	964	20,632	2,160	(5)	199
Capital gains distributions	-	21,720	-	4	172

Total realized gain (loss) on investments
and capital gains distributions	964	42,352	2,160	(1)	371
Net unrealized appreciation
(depreciation) of investments	(842)	(15,437)	4,344	(5)	342
Net increase (decrease) in net assets
resulting from operations	$ 320	$ 27,035	$ 6,748	$ 41	$ 701

The accompanying notes are an integral part of these financial statements. 42

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	Mutual Shares
	Securities Fund	ING GET Fund	ING GET Fund	ING GET Fund	ING GET Fund
	- Class 2	- Series L	- Series M	- Series N	- Series P

Net investment income (loss)
Income:
Dividends	$ 3	$ 1,779	$ 2,587	$ 2,873	$ 2,171
Total investment income	3	1,779	2,587	2,873	2,171
Expenses:
Mortality and expense risk and
other charges	15	153	508	650	607
Total expenses	15	153	508	650	607
Net investment income (loss)	(12)	1,626	2,079	2,223	1,564

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2)	(2,531)	(3,109)	(2,539)	(1,423)
Capital gains distributions	9	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	7	(2,531)	(3,109)	(2,539)	(1,423)
Net unrealized appreciation
(depreciation) of investments	267	1,041	1,504	1,261	580
Net increase (decrease) in net assets
resulting from operations	$ 262	$ 136	$ 474	$ 945	$ 721

The accompanying notes are an integral part of these financial statements. 43

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING GET	ING GET	ING GET	ING GET Fund	ING GET Fund
	Fund - Series Q	Fund - Series R	Fund - Series S	- Series T	- Series U

Net investment income (loss)
Income:
Dividends	$ 1,149	$ 809	$ 851	$ 672	$ 554
Total investment income	1,149	809	851	672	554
Expenses:
Mortality and expense risk and
other charges	565	461	547	445	424
Total expenses	565	461	547	445	424
Net investment income (loss)	584	348	304	227	130

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	93	65	72	(25)	(107)
Capital gains distributions	38	570	318	466	320
Total realized gain (loss) on investments
and capital gains distributions	131	635	390	441	213
Net unrealized appreciation
(depreciation) of investments	228	68	638	285	713
Net increase (decrease) in net assets
resulting from operations	$ 943	$ 1,051	$ 1,332	$ 953	$ 1,056

The accompanying notes are an integral part of these financial statements. 44

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

		ING
		AllianceBernstein		ING American	ING American
		Mid Cap Growth	ING American	Funds Growth-	Funds
	ING GET Fund	Portfolio - Service	Funds Growth	Income	International
	- Series V	Class	Portfolio	Portfolio	Portfolio

Net investment income (loss)
Income:
Dividends	$ 843	$ -	$ 44	$ 193	$ 252

Total investment income	843	-	44	193	252
Expenses:
Mortality and expense risk and
other charges	725	6	341	341	404
Total expenses	725	6	341	341	404
Net investment income (loss)	118	(6)	(297)	(148)	(152)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(200)	(187)	562	359	3,221
Capital gains distributions	-	131	30	97	73

Total realized gain (loss) on investments
and capital gains distributions	(200)	(56)	592	456	3,294
Net unrealized appreciation
(depreciation) of investments	799	(52)	1,963	3,042	1,369
Net increase (decrease) in net assets
resulting from operations	$ 717	$ (114)	$ 2,258	$ 3,350	$ 4,511

The accompanying notes are an integral part of these financial statements. 45

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING BlackRock		ING Evergreen	ING FMRSM
	Large Cap	ING Evergreen	Omega	Diversified Mid	ING FMRSM
	Growth	Health Sciences	Portfolio -	Cap Portfolio -	Diversified Mid
	Portfolio -	Portfolio -	Institutional	Institutional	Cap Portfolio -
	Service Class	Service Class	Class	Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -

Total investment income	-	-	-	-	-
Expenses:
Mortality and expense risk and
other charges	22	4	211	261	13
Total expenses	22	4	211	261	13
Net investment income (loss)	(22)	(4)	(211)	(261)	(13)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	39	16	179	(696)	(15)
Capital gains distributions	114	-	-	2,900	177

Total realized gain (loss) on investments
and capital gains distributions	153	16	179	2,204	162
Net unrealized appreciation
(depreciation) of investments	(45)	35	664	(2,483)	(124)
Net increase (decrease) in net assets
resulting from operations	$ 86	$ 47	$ 632	$ (540)	$ 25

The accompanying notes are an integral part of these financial statements. 46

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING FMRSM
	Large Cap	ING FMRSM
	Growth	Mid Cap	ING Franklin	ING Global	ING Global
	Portfolio -	Growth	Income	Real Estate	Resources
	Institutional	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 2	$ -	$ -	$ 35	$ 1

Total investment income	2	-	-	35	1
Expenses:
Mortality and expense risk and
other charges	821	1	20	7	7
Total expenses	821	1	20	7	7
Net investment income (loss)	(819)	(1)	(20)	28	(6)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(200)	(1)	22	19	(59)
Capital gains distributions	62	-	-	14	46

Total realized gain (loss) on investments
and capital gains distributions	(138)	(1)	22	33	(13)
Net unrealized appreciation
(depreciation) of investments	(91)	5	225	209	79
Net increase (decrease) in net assets
resulting from operations	$ (1,048)	$ 3	$ 227	$ 270	$ 60

The accompanying notes are an integral part of these financial statements. 47

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING
	JPMorgan
	Emerging		ING JPMorgan		ING JPMorgan
	Markets	ING JPMorgan	Small Cap Core	ING JPMorgan	Value
	Equity	Emerging	Equity	Small Cap Core Opportunities
	Portfolio -	Markets Equity	Portfolio -	Equity	Portfolio -
	Institutional	Portfolio -	Institutional	Portfolio -	Institutional
	Class	Service Class	Class	Service Class	Class

Net investment income (loss)
Income:
Dividends	$ 18	$ 25	$ 7	$ -	$ 312

Total investment income	18	25	7	-	312
Expenses:
Mortality and expense risk and
other charges	39	40	105	3	535
Total expenses	39	40	105	3	535
Net investment income (loss)	(21)	(15)	(98)	(3)	(223)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	94	414	241	13	1,041
Capital gains distributions	32	56	243	13	495
Total realized gain (loss) on investments
and capital gains distributions	126	470	484	26	1,536
Net unrealized appreciation
(depreciation) of investments	722	830	706	5	5,950
Net increase (decrease) in net assets
resulting from operations	$ 827	$ 1,285	$ 1,092	$ 28	$ 7,263

The accompanying notes are an integral part of these financial statements. 48

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING
	JPMorgan		ING Legg		ING LifeStyle
	Value	ING Julius	Mason Value	ING Legg	Aggressive
	Opportunities	Baer Foreign	Portfolio -	Mason Value	Growth
	Portfolio -	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Service Class	Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 12	$ -	$ -	$ -	$ 1

Total investment income	12	-	-	-	1
Expenses:
Mortality and expense risk and
other charges	46	75	430	5	12
Total expenses	46	75	430	5	12
Net investment income (loss)	(34)	(75)	(430)	(5)	(11)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	60	362	535	26	33
Capital gains distributions	38	1	114	2	14
Total realized gain (loss) on investments
and capital gains distributions	98	363	649	28	47
Net unrealized appreciation
(depreciation) of investments	487	1,725	1,214	12	107
Net increase (decrease) in net assets
resulting from operations	$ 551	$ 2,013	$ 1,433	$ 35	$ 143

The accompanying notes are an integral part of these financial statements. 49

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

				ING Lord
		ING LifeStyle		Abbett		ING Lord
	ING LifeStyle	Moderate	ING LifeStyle	Affiliated		Abbett
	Growth	Growth	Moderate	Portfolio -		Affiliated
	Portfolio -	Portfolio -	Portfolio -	Institutional		Portfolio -
	Service Class	Service Class	Service Class	Class		Service Class

Net investment income (loss)
Income:
Dividends	$ 32	$ 88	$ 90	$ -		$ 2

Total investment income	32	88	90		-	2
Expenses:
Mortality and expense risk and
other charges	82	126	113		-	4

Total expenses	82	126	113		-	4

Net investment income (loss)	(50)	(38)	(23)		-	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	72	98	81		(6)	(6)
Capital gains distributions	125	165	141		-	18

Total realized gain (loss) on investments
and capital gains distributions	197	263	222		(6)	12
Net unrealized appreciation
(depreciation) of investments	610	862	579		1	46
Net increase (decrease) in net assets
resulting from operations	$ 757	$ 1,087	$ 778	$ (5)		$ 56

The accompanying notes are an integral part of these financial statements. 50

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

				ING Marsico	ING MFS
	ING		ING Marsico	International	Total Return	ING MFS
	MarketPro		Growth	Opportunities	Portfolio -	Total Return
	Portfolio -		Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class		Service Class	Service Class	Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -		$ -	$ 3	$ 3,517	$ 48

Total investment income		-	-	3	3,517	48
Expenses:
Mortality and expense risk and
other charges		-	5	145	1,737	18

Total expenses		-	5	145	1,737	18

Net investment income (loss)		-	(5)	(142)	1,780	30

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments		-	3	729	523	2
Capital gains distributions		-	-	37	6,067	91

Total realized gain (loss) on investments
and capital gains distributions		-	3	766	6,590	93
Net unrealized appreciation
(depreciation) of investments		1	45	1,505	4,996	63
Net increase (decrease) in net assets
resulting from operations	$ 1		$ 43	$ 2,129	$ 13,366	$ 186

The accompanying notes are an integral part of these financial statements. 51

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

		ING
		Oppenheimer	ING
	ING MFS	Main Street	Oppenheimer	ING PIMCO	ING Pioneer
	Utilities	Portfolio® -	Main Street	High Yield	Fund Portfolio -
	Portfolio -	Institutional	Portfolio® -	Portfolio -	Institutional
	Service Class	Class	Service Class	Service Class	Class

Net investment income (loss)
Income:
Dividends	$ 1	$ 34	$ -	$ 223	$ -

Total investment income	1	34	-	223	-
Expenses:
Mortality and expense risk and
other charges	6	33	-	41	348

Total expenses	6	33	-	41	348

Net investment income (loss)	(5)	1	-	182	(348)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	33	81	1	(17)	641
Capital gains distributions	3	-	-	30	-

Total realized gain (loss) on investments
and capital gains distributions	36	81	1	13	641
Net unrealized appreciation
(depreciation) of investments	170	236	6	59	3,545
Net increase (decrease) in net assets
resulting from operations	$ 201	$ 318	$ 7	$ 254	$ 3,838

The accompanying notes are an integral part of these financial statements. 52

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING Pioneer			ING T. Rowe	ING T. Rowe
	Mid Cap Value		ING Pioneer	Price Capital	Price Equity	ING Templeton
	Portfolio -		Mid Cap Value	Appreciation	Income	Global Growth
	Institutional		Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class		Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -		$ -	$ 43	$ 69	$ 1

Total investment income		-	-	43	69	1
Expenses:
Mortality and expense risk and
other charges		-	1	30	47	2

Total expenses		-	1	30	47	2

Net investment income (loss)		-	(1)	13	22	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments		-	(1)	19	126	(6)
Capital gains distributions		-	-	219	214	8

Total realized gain (loss) on investments
and capital gains distributions		-	(1)	238	340	2
Net unrealized appreciation
(depreciation) of investments		-	17	214	530	40

Net increase (decrease) in net assets
resulting from operations	$ -		$ 15	$ 465	$ 892	$ 41

The accompanying notes are an integral part of these financial statements. 53

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

		ING Van		ING VP Index
		Kampen		Plus	ING Wells
	ING UBS U.S.	Growth and	ING Van	International	Fargo Mid Cap
	Allocation	Income	Kampen Real	Equity	Disciplined
	Portfolio -	Portfolio -	Estate Portfolio	Portfolio -	Portfolio -
	Service Class	Service Class	- Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 106	$ 19	$ 1	$ 93	$ -

Total investment income	106	19	1	93	-
Expenses:
Mortality and expense risk and
other charges	100	13	2	84	1
Total expenses	100	13	2	84	1
Net investment income (loss)	6	6	(1)	9	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	160	16	8	(76)	-
Capital gains distributions	-	141	5	207	-

Total realized gain (loss) on investments
and capital gains distributions	160	157	13	131	-
Net unrealized appreciation
(depreciation) of investments	518	33	56	609	12
Net increase (decrease) in net assets
resulting from operations	$ 684	$ 196	$ 68	$ 749	$ 11

The accompanying notes are an integral part of these financial statements. 54

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING Wells
	Fargo Small	ING American		ING American
	Cap	Century Large	ING American	Century Small-
	Disciplined	Company Value	Century Select	Mid Cap Value	ING Baron
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Asset Portfolio
	Service Class	Service Class	Initial Class	Service Class	- Service Class

Net investment income (loss)
Income:
Dividends	$ 1	$ -	$ 730	$ -	$ -

Total investment income	1	-	730	-	-
Expenses:
Mortality and expense risk and
other charges	1	2	721	13	-

Total expenses	1	2	721	13	-

Net investment income (loss)	-	(2)	9	(13)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6	11	571	31	-
Capital gains distributions	7	8	-	4	-

Total realized gain (loss) on investments
and capital gains distributions	13	19	571	35	-
Net unrealized appreciation
(depreciation) of investments	8	10	(2,957)	187	-

Net increase (decrease) in net assets
resulting from operations	$ 21	$ 27	$ (2,377)	$ 209	$ -

The accompanying notes are an integral part of these financial statements. 55

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING Baron	ING Columbia		ING	ING Goldman
	Small Cap	Small Cap	ING Davis	Fundamental	Sachs® Capital
	Growth	Value II	Venture Value	Research	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -

Total investment income	-	-	-	-	-
Expenses:
Mortality and expense risk and
other charges	49	20	13	-	2

Total expenses	49	20	13	-	2

Net investment income (loss)	(49)	(20)	(13)	-	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	250	45	49	-	43
Capital gains distributions	59	-	92	-	-

Total realized gain (loss) on investments
and capital gains distributions	309	45	141	-	43
Net unrealized appreciation
(depreciation) of investments	492	257	67	2	(16)
Net increase (decrease) in net assets
resulting from operations	$ 752	$ 282	$ 195	$ 2	$ 25

The accompanying notes are an integral part of these financial statements. 56

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

			ING Legg	ING Lord
	ING		Mason Partners	Abbett U.S.	ING Neuberger
	JPMorgan	ING JPMorgan	Aggressive	Government	Berman
	International	Mid Cap Value	Growth	Securities	Partners
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Initial Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ 408	$ -	$ -	$ 517	$ -

Total investment income	408	-	-	517	-
Expenses:
Mortality and expense risk and
other charges	539	22	586	109	454
Total expenses	539	22	586	109	454
Net investment income (loss)	(131)	(22)	(586)	408	(454)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4,989	77	2,183	81	(392)
Capital gains distributions	-	18	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	4,989	95	2,183	81	(392)
Net unrealized appreciation
(depreciation) of investments	3,422	288	2,274	(8)	2,399
Net increase (decrease) in net assets
resulting from operations	$ 8,280	$ 361	$ 3,871	$ 481	$ 1,553

The accompanying notes are an integral part of these financial statements. 57

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

					ING
	ING Neuberger ING Neuberger			ING	Oppenheimer
	Berman	Berman	ING OpCap	Oppenheimer	Strategic
	Partners	Regency	Balanced Value	Global	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ -	$ 1	$ 12	$ 130	$ 278

Total investment income	-	1	12	130	278
Expenses:
Mortality and expense risk and
other charges	-	1	13	2,340	926

Total expenses	-	1	13	2,340	926

Net investment income (loss)	-	-	(1)	(2,210)	(648)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	4	42	7,901	498
Capital gains distributions	-	1	-	271	-

Total realized gain (loss) on investments
and capital gains distributions	2	5	42	8,172	498
Net unrealized appreciation
(depreciation) of investments	-	29	70	22,931	5,038

Net increase (decrease) in net assets
resulting from operations	$ 2	$ 34	$ 111	$ 28,893	$ 4,888

The accompanying notes are an integral part of these financial statements. 58

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING
	Oppenheimer
	Strategic		ING PIMCO	ING Pioneer
	Income		Total Return	High Yield	ING Solution	ING Solution
	Portfolio -		Portfolio -	Portfolio -	2015 Portfolio -	2025 Portfolio -
	Service Class		Service Class	Initial Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -		$ 101	$ -	$ 1	$ 1

Total investment income		-	101	-	1	1
Expenses:
Mortality and expense risk and
other charges		-	54	-	7	4

Total expenses		-	54	-	7	4

Net investment income (loss)		-	47	-	(6)	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments		-	4	-	2	3
Capital gains distributions		-	-	-	1	1

Total realized gain (loss) on investments
and capital gains distributions		-	4	-	3	4
Net unrealized appreciation
(depreciation) of investments		-	133	-	73	61

Net increase (decrease) in net assets
resulting from operations	$ -		$ 184	$ -	$ 70	$ 62

The accompanying notes are an integral part of these financial statements. 59

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

				ING T. Rowe
				Price	ING T. Rowe
			ING Solution	Diversified Mid	Price Growth
	ING Solution	ING Solution	Income	Cap Growth	Equity
	2035 Portfolio -	2045 Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 1	$ -	$ 146

Total investment income	-	-	1	-	146
Expenses:
Mortality and expense risk and
other charges	3	1	3	1,033	776
Total expenses	3	1	3	1,033	776
Net investment income (loss)	(3)	(1)	(2)	(1,033)	(630)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	-	3,227	2,614
Capital gains distributions	-	-	-	1,785	98

Total realized gain (loss) on investments
and capital gains distributions	-	-	-	5,012	2,712
Net unrealized appreciation
(depreciation) of investments	38	21	23	1,987	4,582
Net increase (decrease) in net assets
resulting from operations	$ 35	$ 20	$ 21	$ 5,966	$ 6,664

The accompanying notes are an integral part of these financial statements. 60

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

			ING UBS U.S.	ING UBS U.S.	ING Van
	ING Templeton	ING	Large Cap	Small Cap	Kampen
	Foreign Equity	Thornburg	Equity	Growth	Comstock
	Portfolio -	Value Portfolio	Portfolio -	Portfolio -	Portfolio -
	Service Class	- Initial Class	Initial Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 5	$ 140	$ 306	$ -	$ 21

Total investment income	5	140	306	-	21
Expenses:
Mortality and expense risk and
other charges	1	355	484	-	27

Total expenses	1	355	484	-	27

Net investment income (loss)	4	(215)	(178)	-	(6)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3)	2,427	1,632	-	42
Capital gains distributions	-	-	-	-	146

Total realized gain (loss) on investments
and capital gains distributions	(3)	2,427	1,632	-	188
Net unrealized appreciation
(depreciation) of investments	35	1,876	3,113	1	251
Net increase (decrease) in net assets
resulting from operations	$ 36	$ 4,088	$ 4,567	$ 1	$ 433

The accompanying notes are an integral part of these financial statements. 61

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

				ING VP	ING VP	ING VP
	ING Van	ING Van		Strategic	Strategic	Strategic
	Kampen Equity Kampen Equity			Allocation	Allocation	Allocation
	and Income	and Income		Conservative	Growth	Moderate
	Portfolio -	Portfolio -		Portfolio - Class	Portfolio -	Portfolio -
	Initial Class	Service Class		I	Class I	Class I

Net investment income (loss)
Income:
Dividends	$ 2,756	$ -		$ 411	$ 202	$ 402

Total investment income	2,756		-	411	202	402
Expenses:
Mortality and expense risk and
other charges	1,776		-	199	183	277

Total expenses	1,776		-	199	183	277

Net investment income (loss)	980		-	212	19	125

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,910		-	323	549	699
Capital gains distributions	4,898		-	502	194	475

Total realized gain (loss) on investments
and capital gains distributions	7,808		-	825	743	1,174
Net unrealized appreciation
(depreciation) of investments	6,558		-	(41)	870	615

Net increase (decrease) in net assets
resulting from operations	$ 15,346	$ -		$ 996	$ 1,632	$ 1,914

The accompanying notes are an integral part of these financial statements. 62

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING VP
	Growth and
	Income	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Portfolio - Class	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	I	Series 1	Series 2	Series 3	Series 4

Net investment income (loss)
Income:
Dividends	$ 4,316	$ 442	$ 338	$ 871	$ 149
Total investment income	4,316	442	338	871	149
Expenses:
Mortality and expense risk and
other charges	4,102	353	224	631	105
Total expenses	4,102	353	224	631	105
Net investment income (loss)	214	89	114	240	44

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4,005)	59	4	126	44
Capital gains distributions	-	339	114	18	97

Total realized gain (loss) on investments
and capital gains distributions	(4,005)	398	118	144	141
Net unrealized appreciation
(depreciation) of investments	49,182	489	241	1,009	113
Net increase (decrease) in net assets
resulting from operations	$ 45,391	$ 976	$ 473	$ 1,393	$ 298

The accompanying notes are an integral part of these financial statements. 63

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 5	Series 6	Series 7	Series 8	Series 9

Net investment income (loss)
Income:
Dividends	$ 70	$ 1,456	$ 905	$ 543	$ 281
Total investment income	70	1,456	905	543	281
Expenses:
Mortality and expense risk and
other charges	62	988	667	497	366
Total expenses	62	988	667	497	366
Net investment income (loss)	8	468	238	46	(85)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	59	1,362	976	289	164
Capital gains distributions	146	421	-	116	-

Total realized gain (loss) on investments
and capital gains distributions	205	1,783	976	405	164
Net unrealized appreciation
(depreciation) of investments	93	1,791	1,691	1,957	1,570
Net increase (decrease) in net assets
resulting from operations	$ 306	$ 4,042	$ 2,905	$ 2,408	$ 1,649

The accompanying notes are an integral part of these financial statements. 64

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio
	Series 10	Series 11	Series 12	Series 13	- Series 14

Net investment income (loss)
Income:
Dividends	$ 148	$ 24	$ -	$ -	$ -

Total investment income	148	24	-	-	-
Expenses:
Mortality and expense risk and
other charges	336	361	618	135	-

Total expenses	336	361	618	135	-

Net investment income (loss)	(188)	(337)	(618)	(135)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	126	88	644	26	-
Capital gains distributions	15	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	141	88	644	26	-
Net unrealized appreciation
(depreciation) of investments	1,459	1,320	5,467	68	-

Net increase (decrease) in net assets
resulting from operations	$ 1,412	$ 1,071	$ 5,493	$ (41)	$ -

The accompanying notes are an integral part of these financial statements. 65

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING VP Global
	Science and	ING VP	ING VP Index	ING VP Index	ING VP Index
	Technology	Growth	Plus LargeCap	Plus MidCap	Plus SmallCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I

Net investment income (loss)
Income:
Dividends	$ -	$ 12	$ 1,707	$ 109	$ 38

Total investment income	-	12	1,707	109	38
Expenses:
Mortality and expense risk and
other charges	112	244	1,865	146	79
Total expenses	112	244	1,865	146	79
Net investment income (loss)	(112)	(232)	(158)	(37)	(41)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	862	621	5,193	1,499	1,075
Capital gains distributions	-	-	-	1,327	497

Total realized gain (loss) on investments
and capital gains distributions	862	621	5,193	2,826	1,572
Net unrealized appreciation
(depreciation) of investments	(191)	(166)	13,770	(1,340)	(393)
Net increase (decrease) in net assets
resulting from operations	$ 559	$ 223	$ 18,805	$ 1,449	$ 1,138

The accompanying notes are an integral part of these financial statements. 66

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING VP				ING VP
	International	ING VP Small	ING VP Value	ING VP Value	Financial
	Equity	Company	Opportunity	Opportunity	Services
	Portfolio -	Portfolio - Class	Portfolio -	Portfolio -	Portfolio -
	Class I	I	Class I	Class S	Class I

Net investment income (loss)
Income:
Dividends	$ 285	$ 286	$ 173	$ 20	$ 3
Total investment income	285	286	173	20	3
Expenses:
Mortality and expense risk and
other charges	220	884	146	16	2
Total expenses	220	884	146	16	2
Net investment income (loss)	65	(598)	27	4	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,784	5,462	289	18	14
Capital gains distributions	-	10,853	-	-	1

Total realized gain (loss) on investments
and capital gains distributions	1,784	16,315	289	18	15
Net unrealized appreciation
(depreciation) of investments	1,580	(5,581)	1,261	149	19
Net increase (decrease) in net assets
resulting from operations	$ 3,429	$ 10,136	$ 1,577	$ 171	$ 35

The accompanying notes are an integral part of these financial statements. 67

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

			ING VP	ING VP
	ING VP High	ING VP	MidCap	MidCap
	Yield Bond	International	Opportunities	Opportunities	ING VP Real
	Portfolio - Class	Value Portfolio	Portfolio - Class	Portfolio - Class	Estate Portfolio
	I	- Class I	I	S	- Class I

Net investment income (loss)
Income:
Dividends	$ 1,700	$ 117	$ -	$ -	$ 87

Total investment income	1,700	117	-	-	87
Expenses:
Mortality and expense risk and
other charges	308	40	4	126	29
Total expenses	308	40	4	126	29
Net investment income (loss)	1,392	77	(4)	(126)	58

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(90)	296	54	954	468
Capital gains distributions	-	329	-	-	75

Total realized gain (loss) on investments
and capital gains distributions	(90)	625	54	954	543
Net unrealized appreciation
(depreciation) of investments	573	576	(27)	(280)	479
Net increase (decrease) in net assets
resulting from operations	$ 1,875	$ 1,278	$ 23	$ 548	$ 1,080

The accompanying notes are an integral part of these financial statements. 68

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING VP	ING VP
	SmallCap	SmallCap	ING VP	ING VP	ING VP Money
	Opportunities	Opportunities	Balanced	Intermediate	Market
	Portfolio - Class	Portfolio - Class	Portfolio -	Bond Portfolio	Portfolio -
	I	S	Class I	- Class I	Class I

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 4,074	$ 4,631	$ 6,302

Total investment income	-	-	4,074	4,631	6,302
Expenses:
Mortality and expense risk and
other charges	3	77	2,047	1,456	2,827
Total expenses	3	77	2,047	1,456	2,827
Net investment income (loss)	(3)	(77)	2,027	3,175	3,475

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	25	554	4,345	39	2,074
Capital gains distributions	-	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	25	554	4,345	39	2,074
Net unrealized appreciation
(depreciation) of investments	11	101	7,516	47	2,304
Net increase (decrease) in net assets
resulting from operations	$ 33	$ 578	$ 13,888	$ 3,261	$ 7,853

The accompanying notes are an integral part of these financial statements. 69

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

				Janus Aspen	Janus Aspen
		Janus Aspen	Janus Aspen	Series Large	Series Mid Cap
	ING VP	Series Balanced	Series Flexible	Cap Growth	Growth
	Natural	Portfolio -	Bond Portfolio	Portfolio -	Portfolio -
	Resources	Institutional	- Institutional	Institutional	Institutional
	Trust	Shares	Shares	Shares	Shares

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 1	$ -	$ -

Total investment income	-	-	1	-	-
Expenses:
Mortality and expense risk and
other charges	56	-	-	-	-

Total expenses	56	-	-	-	-

Net investment income (loss)	(56)	-	1	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,157	-	-	-	-
Capital gains distributions	430	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	1,587	-	-	-	-
Net unrealized appreciation
(depreciation) of investments	(749)	2	-	1	1

Net increase (decrease) in net assets
resulting from operations	$ 782	$ 2	$ 1	$ 1	$ 1

The accompanying notes are an integral part of these financial statements. 70

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	Janus Aspen
	Series		Lord Abbett
	Worldwide		Series Fund -	Lord Abbett
	Growth		Growth and	Series Fund -		Oppenheimer
	Portfolio -		Income	Mid-Cap Value	MFS®	Aggressive
	Institutional		Portfolio -	Portfolio - Class	Strategic	Growth
	Shares		Class VC	VC	Income Series	Fund/VA

Net investment income (loss)
Income:
Dividends	$ -		$ 94	$ 22	$ 104	$ -

Total investment income		-	94	22	104	-
Expenses:
Mortality and expense risk and
other charges		-	63	46	9	141

Total expenses		-	63	46	9	141

Net investment income (loss)		-	31	(24)	95	(141)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments		-	175	231	(104)	10,590
Capital gains distributions		-	252	346	14	-

Total realized gain (loss) on investments
and capital gains distributions		-	427	577	(90)	10,590
Net unrealized appreciation
(depreciation) of investments		1	694	(21)	8	(8,495)
Net increase (decrease) in net assets
resulting from operations	$ 1		$ 1,152	$ 532	$ 13	$ 1,954

The accompanying notes are an integral part of these financial statements. 71

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
For the year ended December 31, 2006
	(Dollars in thousands)

					PIMCO Real
	Oppenheimer		Oppenheimer		Return
	Global	Oppenheimer	Main Street	Oppenheimer	Portfolio -
	Securities	Main Street	Small Cap	Strategic Bond	Administrative
	Fund/VA	Fund®/VA	Fund®/VA	Fund/VA	Class

Net investment income (loss)
Income:
Dividends	$ 1	$ 650	$ -	$ -	$ 85

Total investment income	1	650	-	-	85
Expenses:
Mortality and expense risk and
other charges	1	252	4	-	14

Total expenses	1	252	4	-	14

Net investment income (loss)	-	398	(4)	-	71

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	11,962	(3)	-	(18)
Capital gains distributions	4	-	7	-	64

Total realized gain (loss) on investments
and capital gains distributions	4	11,962	4	-	46
Net unrealized appreciation
(depreciation) of investments	8	(9,009)	23	-	(119)

Net increase (decrease) in net assets
resulting from operations	$ 12	$ 3,351	$ 23	$ -	$ (2)

The accompanying notes are an integral part of these financial statements. 72

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
For the year ended December 31, 2006
	(Dollars in thousands)

	Pioneer Equity		Pioneer High	Pioneer Mid
	Income VCT	Pioneer Fund	Yield VCT	Cap Value VCT
	Portfolio -	VCT Portfolio -	Portfolio - Class	Portfolio - Class
	Class I	Class I	I	I	Wanger Select

Net investment income (loss)
Income:
Dividends	$ 125	$ 2	$ 13	$ 39	$ 4
Total investment income	125	2	13	39	4
Expenses:
Mortality and expense risk and
other charges	43	1	2	33	11
Total expenses	43	1	2	33	11
Net investment income (loss)	82	1	11	6	(7)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	221	9	(6)	33	91
Capital gains distributions	71	-	3	967	32

Total realized gain (loss) on investments
and capital gains distributions	292	9	(3)	1,000	123
Net unrealized appreciation
(depreciation) of investments	558	8	10	(585)	125
Net increase (decrease) in net assets
resulting from operations	$ 932	$ 18	$ 18	$ 421	$ 241

The accompanying notes are an integral part of these financial statements. 73

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

Wanger U.S.
Smaller
Companies

Net investment income (loss)
Income:
Dividends	$ 2
Total investment income	2
Expenses:
Mortality and expense risk and
other charges	6
Total expenses	6
Net investment income (loss)	(4)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	22
Capital gains distributions	31
Total realized gain (loss) on investments
and capital gains distributions	53
Net unrealized appreciation
(depreciation) of investments	(5)
Net increase (decrease) in net assets
resulting from operations	$ 44

The accompanying notes are an integral part of these financial statements.

74

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	AIM V.I. Capital		AIM V.I.
	Appreciation	AIM V.I. Core	Government	AIM V.I.
	Fund - Series I	Equity Fund -	Securities Fund -	Growth Fund -
	Shares	Series I Shares	Series I Shares	Series I Shares

Net assets at January 1, 2005	$ 15,172	$ 31,830	$ 14,556	$ 16,959

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(130)	(264)	240	(142)
Total realized gain (loss) on investments
and capital gains distributions	1,939	4,004	(66)	1,461
Net unrealized appreciation (depreciation) of investments	(1,468)	(3,448)	(121)	(1,098)

Net increase (decrease) in net assets from operations	341	292	53	221
Changes from principal transactions:
Total unit transactions	(15,065)	(31,229)	(1,932)	(16,747)

Increase (decrease) in assets derived from principal
transactions	(15,065)	(31,229)	(1,932)	(16,747)

Total increase (decrease)	(14,724)	(30,937)	(1,879)	(16,526)

Net assets at December 31, 2005	448	893	12,677	433

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(3)	(51)	(1)
Total realized gain (loss) on investments
and capital gains distributions	32	41	(529)	85
Net unrealized appreciation (depreciation) of investments	-	147	509	(54)

Net increase (decrease) in net assets from operations	26	185	(71)	30
Changes from principal transactions:
Total unit transactions	603	545	(12,606)	(463)

Increase (decrease) in assets derived from principal
transactions	603	545	(12,606)	(463)

Total increase (decrease)	629	730	(12,677)	(433)

Net assets at December 31, 2006	$ 1,077	$ 1,623	$ -	$ -

The accompanying notes are an integral part of these financial statements. 75

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	AIM V.I.		American
	Premier Equity	American	Century VP	Calvert Social
	Fund - Series I	Century VP	International	Balanced
	Shares	Balanced Fund	Fund	Portfolio

Net assets at January 1, 2005	$ 36,351	$ 1,096	$ 1,196	$ 2,229

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(299)	5	(3)	12
Total realized gain (loss) on investments
and capital gains distributions	200	35	21	39
Net unrealized appreciation (depreciation) of investments	298	(9)	104	43

Net increase (decrease) in net assets from operations	199	31	122	94
Changes from principal transactions:
Total unit transactions	(36,028)	(240)	(150)	(133)

Increase (decrease) in assets derived from principal
transactions	(36,028)	(240)	(150)	(133)

Total increase (decrease)	(35,829)	(209)	(28)	(39)

Net assets at December 31, 2005	522	887	1,168	2,190

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	10	14	19
Total realized gain (loss) on investments
and capital gains distributions	57	139	395	95
Net unrealized appreciation (depreciation) of investments	(34)	(131)	(250)	26

Net increase (decrease) in net assets from operations	27	18	159	140
Changes from principal transactions:
Total unit transactions	(549)	(905)	(1,327)	(229)

Increase (decrease) in assets derived from principal
transactions	(549)	(905)	(1,327)	(229)

Total increase (decrease)	(522)	(887)	(1,168)	(89)

Net assets at December 31, 2006	$ -	$ -	$ -	$ 2,101

The accompanying notes are an integral part of these financial statements. 76

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

				Federated Fund
	Federated	Federated		for U.S.
	American	Capital Income Federated Equity		Government
	Leaders Fund II	Fund II	Income Fund II	Securities II

Net assets at January 1, 2005	$ 42,192	$ 5,170	$ 9,093	$ 6,444

Increase (decrease) in net assets
Operations:
Net investment income (loss)	87	186	71	163
Total realized gain (loss) on investments
and capital gains distributions	354	(783)	(223)	12
Net unrealized appreciation (depreciation) of investments	600	789	259	(145)

Net increase (decrease) in net assets from operations	1,041	192	107	30
Changes from principal transactions:
Total unit transactions	(14,262)	(1,995)	(2,492)	(2,350)

Increase (decrease) in assets derived from principal
transactions	(14,262)	(1,995)	(2,492)	(2,350)

Total increase (decrease)	(13,221)	(1,803)	(2,385)	(2,320)

Net assets at December 31, 2005	28,971	3,367	6,708	4,124

Increase (decrease) in net assets
Operations:
Net investment income (loss)	47	147	57	117
Total realized gain (loss) on investments
and capital gains distributions	3,560	(60)	(294)	(132)
Net unrealized appreciation (depreciation) of investments	(109)	318	1,444	67

Net increase (decrease) in net assets from operations	3,498	405	1,207	52
Changes from principal transactions:
Total unit transactions	(7,686)	(733)	(1,719)	(1,791)

Increase (decrease) in assets derived from principal
transactions	(7,686)	(733)	(1,719)	(1,791)

Total increase (decrease)	(4,188)	(328)	(512)	(1,739)

Net assets at December 31, 2006	$ 24,783	$ 3,039	$ 6,196	$ 2,385

The accompanying notes are an integral part of these financial statements. 77

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

			Federated Mid
	Federated High	Federated	Cap Growth
	Income Bond	International	Strategies Fund	Federated Prime
	Fund II	Equity Fund II	II	Money Fund II

Net assets at January 1, 2005	$ 11,845	$ 5,865	$ 10,473	$ 3,326

Increase (decrease) in net assets
Operations:
Net investment income (loss)	752	(68)	(131)	32
Total realized gain (loss) on investments
and capital gains distributions	273	(2,291)	(1,600)	-
Net unrealized appreciation (depreciation) of investments	(942)	2,639	2,668	-

Net increase (decrease) in net assets from operations	83	280	937	32
Changes from principal transactions:
Total unit transactions	(4,491)	(1,827)	(2,892)	(858)

Increase (decrease) in assets derived from principal
transactions	(4,491)	(1,827)	(2,892)	(858)

Total increase (decrease)	(4,408)	(1,547)	(1,955)	(826)

Net assets at December 31, 2005	7,437	4,318	8,518	2,500

Increase (decrease) in net assets
Operations:
Net investment income (loss)	506	(49)	(105)	68
Total realized gain (loss) on investments
and capital gains distributions	66	(632)	(793)	-
Net unrealized appreciation (depreciation) of investments	23	1,325	1,366	-

Net increase (decrease) in net assets from operations	595	644	468	68
Changes from principal transactions:
Total unit transactions	(1,509)	(1,117)	(2,553)	(466)

Increase (decrease) in assets derived from principal
transactions	(1,509)	(1,117)	(2,553)	(466)

Total increase (decrease)	(914)	(473)	(2,085)	(398)

Net assets at December 31, 2006	$ 6,523	$ 3,845	$ 6,433	$ 2,102

The accompanying notes are an integral part of these financial statements. 78

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	Fidelity® VIP		Fidelity® VIP	Fidelity® VIP
	Equity-Income	Fidelity® VIP	High Income	Overseas
	Portfolio - Initial	Growth Portfolio	Portfolio - Initial	Portfolio - Initial
	Class	- Initial Class	Class	Class

Net assets at January 1, 2005	$ 218,459	$ 109,798	$ 47,964	$ 15,669

Increase (decrease) in net assets
Operations:
Net investment income (loss)	904	(692)	5,872	(71)
Total realized gain (loss) on investments
and capital gains distributions	10,794	(492)	1,573	1,073
Net unrealized appreciation (depreciation) of investments	(3,347)	4,763	(7,010)	1,281

Net increase (decrease) in net assets from operations	8,351	3,579	435	2,283
Changes from principal transactions:
Total unit transactions	(35,010)	(23,336)	(8,618)	(2,893)

Increase (decrease) in assets derived from principal
transactions	(35,010)	(23,336)	(8,618)	(2,893)

Total increase (decrease)	(26,659)	(19,757)	(8,183)	(610)

Net assets at December 31, 2005	191,800	90,041	39,781	15,059

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,844	(112)	(119)	32
Total realized gain (loss) on investments
and capital gains distributions	27,899	9,458	(990)	3,786
Net unrealized appreciation (depreciation) of investments	133	(5,400)	2,187	(1,661)

Net increase (decrease) in net assets from operations	31,876	3,946	1,078	2,157
Changes from principal transactions:
Total unit transactions	(35,930)	(79,773)	(40,636)	(8,693)

Increase (decrease) in assets derived from principal
transactions	(35,930)	(79,773)	(40,636)	(8,693)

Total increase (decrease)	(4,054)	(75,827)	(39,558)	(6,536)

Net assets at December 31, 2006	$ 187,746	$ 14,214	$ 223	$ 8,523

The accompanying notes are an integral part of these financial statements. 79

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

				Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Investment
	Asset ManagerSM	Contrafund®	Index 500	Grade Bond
	Portfolio - Initial	Portfolio - Initial	Portfolio - Initial	Portfolio - Initial
	Class	Class	Class	Class

Net assets at January 1, 2005	$ 11,587	$ 243,399	$ 70,298	$ 1,958

Increase (decrease) in net assets
Operations:
Net investment income (loss)	152	(2,434)	329	45
Total realized gain (loss) on investments
and capital gains distributions	168	6,136	1,251	44
Net unrealized appreciation (depreciation) of investments	(107)	34,607	216	(74)

Net increase (decrease) in net assets from operations	213	38,309	1,796	15
Changes from principal transactions:
Total unit transactions	(2,682)	4,488	(15,649)	(214)

Increase (decrease) in assets derived from principal
transactions	(2,682)	4,488	(15,649)	(214)

Total increase (decrease)	(2,469)	42,797	(13,853)	(199)

Net assets at December 31, 2005	9,118	286,196	56,445	1,759

Increase (decrease) in net assets
Operations:
Net investment income (loss)	198	120	244	47
Total realized gain (loss) on investments
and capital gains distributions	964	42,352	2,160	(1)
Net unrealized appreciation (depreciation) of investments	(842)	(15,437)	4,344	(5)

Net increase (decrease) in net assets from operations	320	27,035	6,748	41
Changes from principal transactions:
Total unit transactions	(9,438)	(45,788)	(13,550)	(590)

Increase (decrease) in assets derived from principal
transactions	(9,438)	(45,788)	(13,550)	(590)

Total increase (decrease)	(9,118)	(18,753)	(6,802)	(549)

Net assets at December 31, 2006	$ -	$ 267,443	$ 49,643	$ 1,210

The accompanying notes are an integral part of these financial statements. 80

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

Franklin Small
	Cap Value	Mutual Shares
	Securities Fund -	Securities Fund -	ING GET Fund -	ING GET Fund -
	Class 2	Class 2	Series L	Series M

Net assets at January 1, 2005	$ 4,384	$ -	$ 51,909	$ 76,815

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10)	-	834	1,817
Total realized gain (loss) on investments
and capital gains distributions	241	-	(252)	(302)
Net unrealized appreciation (depreciation) of investments	18	-	(424)	(1,385)

Net increase (decrease) in net assets from operations	249	-	158	130
Changes from principal transactions:
Total unit transactions	(172)	-	(12,006)	(16,275)

Increase (decrease) in assets derived from principal
transactions	(172)	-	(12,006)	(16,275)

Total increase (decrease)	77	-	(11,848)	(16,145)

Net assets at December 31, 2005	4,461	-	40,061	60,670

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12)	(12)	1,626	2,079
Total realized gain (loss) on investments
and capital gains distributions	371	7	(2,531)	(3,109)
Net unrealized appreciation (depreciation) of investments	342	267	1,041	1,504
Net increase (decrease) in net assets from operations	701	262	136	474
Changes from principal transactions:
Total unit transactions	(193)	3,492	(40,197)	(61,144)

Increase (decrease) in assets derived from principal
transactions	(193)	3,492	(40,197)	(61,144)

Total increase (decrease)	508	3,754	(40,061)	(60,670)

Net assets at December 31, 2006	$ 4,969	$ 3,754	$ -	$ -

The accompanying notes are an integral part of these financial statements. 81

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	ING GET Fund -	ING GET Fund -	ING GET Fund -	ING GET Fund -
	Series N	Series P	Series Q	Series R

Net assets at January 1, 2005	$ 63,310	$ 47,889	$ 37,872	$ 33,352

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,027	743	682	430
Total realized gain (loss) on investments
and capital gains distributions	(389)	(112)	140	965
Net unrealized appreciation (depreciation) of investments	(650)	(968)	(990)	(1,525)

Net increase (decrease) in net assets from operations	(12)	(337)	(168)	(130)
Changes from principal transactions:
Total unit transactions	(13,579)	(11,709)	(5,756)	(7,643)

Increase (decrease) in assets derived from principal
transactions	(13,579)	(11,709)	(5,756)	(7,643)

Total increase (decrease)	(13,591)	(12,046)	(5,924)	(7,773)

Net assets at December 31, 2005	49,719	35,843	31,948	25,579

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,223	1,564	584	348
Total realized gain (loss) on investments
and capital gains distributions	(2,539)	(1,423)	131	635
Net unrealized appreciation (depreciation) of investments	1,261	580	228	68
Net increase (decrease) in net assets from operations	945	721	943	1,051
Changes from principal transactions:
Total unit transactions	(50,664)	(36,564)	(7,152)	(4,829)

Increase (decrease) in assets derived from principal
transactions	(50,664)	(36,564)	(7,152)	(4,829)

Total increase (decrease)	(49,719)	(35,843)	(6,206)	(3,778)

Net assets at December 31, 2006	$ -	$ -	$ 25,742	$ 21,801

The accompanying notes are an integral part of these financial statements. 82

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	ING GET Fund -	ING GET Fund -	ING GET Fund -	ING GET Fund -
	Series S	Series T	Series U	Series V

Net assets at January 1, 2005	$ 36,434	$ 28,261	$ 27,273	$ 55,481

Increase (decrease) in net assets
Operations:
Net investment income (loss)	189	167	54	(36)
Total realized gain (loss) on investments
and capital gains distributions	1,074	933	1,332	(158)
Net unrealized appreciation (depreciation) of investments	(1,331)	(1,242)	(1,570)	(445)

Net increase (decrease) in net assets from operations	(68)	(142)	(184)	(639)
Changes from principal transactions:
Total unit transactions	(4,990)	(4,057)	(3,581)	(10,791)

Increase (decrease) in assets derived from principal
transactions	(4,990)	(4,057)	(3,581)	(10,791)

Total increase (decrease)	(5,058)	(4,199)	(3,765)	(11,430)

Net assets at December 31, 2005	31,376	24,062	23,508	44,051

Increase (decrease) in net assets
Operations:
Net investment income (loss)	304	227	130	118
Total realized gain (loss) on investments
and capital gains distributions	390	441	213	(200)
Net unrealized appreciation (depreciation) of investments	638	285	713	799
Net increase (decrease) in net assets from operations	1,332	953	1,056	717
Changes from principal transactions:
Total unit transactions	(8,321)	(4,281)	(4,927)	(14,052)

Increase (decrease) in assets derived from principal
transactions	(8,321)	(4,281)	(4,927)	(14,052)

Total increase (decrease)	(6,989)	(3,328)	(3,871)	(13,335)

Net assets at December 31, 2006	$ 24,387	$ 20,734	$ 19,637	$ 30,716

The accompanying notes are an integral part of these financial statements. 83

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

ING
	AllianceBernstein			ING American
	Mid Cap Growth	ING American	ING American	Funds
	Portfolio - Service	Funds Growth	Funds Growth-	International
	Class	Portfolio	Income Portfolio	Portfolio

Net assets at January 1, 2005	$ -	$ 1,774	$ 2,347	$ 9,074

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(147)	(122)	(127)
Total realized gain (loss) on investments
and capital gains distributions	1	35	21	266
Net unrealized appreciation (depreciation) of investments	(4)	2,206	1,081	3,874
Net increase (decrease) in net assets from operations	(3)	2,094	980	4,013
Changes from principal transactions:
Total unit transactions	204	16,567	18,823	14,662
Increase (decrease) in assets derived from principal
transactions	204	16,567	18,823	14,662
Total increase (decrease)	201	18,661	19,803	18,675
Net assets at December 31, 2005	201	20,435	22,150	27,749

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(297)	(148)	(152)
Total realized gain (loss) on investments
and capital gains distributions	(56)	592	456	3,294
Net unrealized appreciation (depreciation) of investments	(52)	1,963	3,042	1,369
Net increase (decrease) in net assets from operations	(114)	2,258	3,350	4,511
Changes from principal transactions:
Total unit transactions	490	9,276	5,244	(1,282)

Increase (decrease) in assets derived from principal
transactions	490	9,276	5,244	(1,282)

Total increase (decrease)	376	11,534	8,594	3,229
Net assets at December 31, 2006	$ 577	$ 31,969	$ 30,744	$ 30,978

The accompanying notes are an integral part of these financial statements. 84

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

				ING FMRSM
	ING BlackRock	ING Evergreen	ING Evergreen	Diversified Mid
	Large Cap	Health Sciences	Omega Portfolio	Cap Portfolio -
	Growth Portfolio	Portfolio -	- Institutional	Institutional
	- Service Class	Service Class	Class	Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(1)	(59)	-
Total realized gain (loss) on investments
and capital gains distributions	-	19	16	-
Net unrealized appreciation (depreciation) of investments	110	1	487	-

Net increase (decrease) in net assets from operations	104	19	444	-
Changes from principal transactions:
Total unit transactions	1,596	486	17,010	-

Increase (decrease) in assets derived from principal
transactions	1,596	486	17,010	-

Total increase (decrease)	1,700	505	17,454	-

Net assets at December 31, 2005	1,700	505	17,454	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(22)	(4)	(211)	(261)
Total realized gain (loss) on investments
and capital gains distributions	153	16	179	2,204
Net unrealized appreciation (depreciation) of investments	(45)	35	664	(2,483)

Net increase (decrease) in net assets from operations	86	47	632	(540)
Changes from principal transactions:
Total unit transactions	(160)	10	(3,687)	29,483

Increase (decrease) in assets derived from principal
transactions	(160)	10	(3,687)	29,483

Total increase (decrease)	(74)	57	(3,055)	28,943

Net assets at December 31, 2006	$ 1,626	$ 562	$ 14,399	$ 28,943

The accompanying notes are an integral part of these financial statements. 85

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

		ING FMRSM
	ING FMRSM	Large Cap	ING FMRSM Mid
	Diversified Mid	Growth Portfolio	Cap Growth	ING Franklin
	Cap Portfolio -	- Institutional	Portfolio -	Income Portfolio
	Service Class	Class	Service Class	- Service Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(47)	-	-
Total realized gain (loss) on investments
and capital gains distributions	4	74	-	-
Net unrealized appreciation (depreciation) of investments	22	607	-	-

Net increase (decrease) in net assets from operations	25	634	-	-
Changes from principal transactions:
Total unit transactions	331	24,440	-	-

Increase (decrease) in assets derived from principal
transactions	331	24,440	-	-

Total increase (decrease)	356	25,074	-	-

Net assets at December 31, 2005	356	25,074	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13)	(819)	(1)	(20)
Total realized gain (loss) on investments
and capital gains distributions	162	(138)	(1)	22
Net unrealized appreciation (depreciation) of investments	(124)	(91)	5	225

Net increase (decrease) in net assets from operations	25	(1,048)	3	227
Changes from principal transactions:
Total unit transactions	1,263	54,190	106	4,089
Increase (decrease) in assets derived from principal
transactions	1,263	54,190	106	4,089
Total increase (decrease)	1,288	53,142	109	4,316
Net assets at December 31, 2006	$ 1,644	$ 78,216	$ 109	$ 4,316

The accompanying notes are an integral part of these financial statements. 86

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

			ING JPMorgan
			Emerging	ING JPMorgan
		ING Global	Markets Equity	Emerging
	ING Global Real	Resources	Portfolio -	Markets Equity
	Estate Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Class	Service Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(1)	(5)
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	48
Net unrealized appreciation (depreciation) of investments	-	-	26	207

Net increase (decrease) in net assets from operations	-	-	25	250
Changes from principal transactions:
Total unit transactions	-	-	1,185	2,370

Increase (decrease) in assets derived from principal
transactions	-	-	1,185	2,370

Total increase (decrease)	-	-	1,210	2,620

Net assets at December 31, 2005	-	-	1,210	2,620

Increase (decrease) in net assets
Operations:
Net investment income (loss)	28	(6)	(21)	(15)
Total realized gain (loss) on investments
and capital gains distributions	33	(13)	126	470
Net unrealized appreciation (depreciation) of investments	209	79	722	830
Net increase (decrease) in net assets from operations	270	60	827	1,285
Changes from principal transactions:
Total unit transactions	1,747	1,550	2,450	2,420
Increase (decrease) in assets derived from principal
transactions	1,747	1,550	2,450	2,420
Total increase (decrease)	2,017	1,610	3,277	3,705
Net assets at December 31, 2006	$ 2,017	$ 1,610	$ 4,487	$ 6,325

The accompanying notes are an integral part of these financial statements. 87

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

			ING JPMorgan
	ING JPMorgan		Value	ING JPMorgan
	Small Cap Core	ING JPMorgan	Opportunities	Value
	Equity Portfolio	Small Cap Core	Portfolio -	Opportunities
	- Institutional	Equity Portfolio	Institutional	Portfolio -
	Class	- Service Class	Class	Service Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(45)	-	(176)	(13)
Total realized gain (loss) on investments
and capital gains distributions	387	-	38	-
Net unrealized appreciation (depreciation) of investments	(14)	1	1,087	73

Net increase (decrease) in net assets from operations	328	1	949	60
Changes from principal transactions:
Total unit transactions	8,843	15	44,108	3,137
Increase (decrease) in assets derived from principal
transactions	8,843	15	44,108	3,137
Total increase (decrease)	9,171	16	45,057	3,197
Net assets at December 31, 2005	9,171	16	45,057	3,197

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(98)	(3)	(223)	(34)
Total realized gain (loss) on investments
and capital gains distributions	484	26	1,536	98
Net unrealized appreciation (depreciation) of investments	706	5	5,950	487
Net increase (decrease) in net assets from operations	1,092	28	7,263	551
Changes from principal transactions:
Total unit transactions	(3,362)	314	(11,007)	(205)

Increase (decrease) in assets derived from principal
transactions	(3,362)	314	(11,007)	(205)

Total increase (decrease)	(2,270)	342	(3,744)	346

Net assets at December 31, 2006	$ 6,901	$ 358	$ 41,313	$ 3,543

The accompanying notes are an integral part of these financial statements. 88

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

		ING Legg Mason		ING LifeStyle
	ING Julius Baer	Value Portfolio -	ING Legg Mason	Aggressive
	Foreign Portfolio	Institutional	Value Portfolio -	Growth Portfolio
	- Service Class	Class	Service Class	- Service Class

Net assets at January 1, 2005	$ 242	$ 882	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	(160)	(1)	(1)
Total realized gain (loss) on investments
and capital gains distributions	193	86	-	4
Net unrealized appreciation (depreciation) of investments	40	2,809	27	7
Net increase (decrease) in net assets from operations	225	2,735	26	10
Changes from principal transactions:
Total unit transactions	1,724	34,188	705	522
Increase (decrease) in assets derived from principal
transactions	1,724	34,188	705	522
Total increase (decrease)	1,949	36,923	731	532
Net assets at December 31, 2005	2,191	37,805	731	532

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(75)	(430)	(5)	(11)
Total realized gain (loss) on investments
and capital gains distributions	363	649	28	47
Net unrealized appreciation (depreciation) of investments	1,725	1,214	12	107
Net increase (decrease) in net assets from operations	2,013	1,433	35	143
Changes from principal transactions:
Total unit transactions	9,677	(7,242)	(195)	564

Increase (decrease) in assets derived from principal
transactions	9,677	(7,242)	(195)	564

Total increase (decrease)	11,690	(5,809)	(160)	707

Net assets at December 31, 2006	$ 13,881	$ 31,996	$ 571	$ 1,239

The accompanying notes are an integral part of these financial statements. 89

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

				ING Lord Abbett
		ING LifeStyle	ING LifeStyle	Affiliated
	ING LifeStyle	Moderate	Moderate	Portfolio -
	Growth Portfolio	Growth Portfolio	Portfolio -	Institutional
	- Service Class	- Service Class	Service Class	Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(6)	(10)	-
Total realized gain (loss) on investments
and capital gains distributions	4	2	3	-
Net unrealized appreciation (depreciation) of investments	55	72	78	-

Net increase (decrease) in net assets from operations	53	68	71	-
Changes from principal transactions:
Total unit transactions	2,249	3,369	3,861	-

Increase (decrease) in assets derived from principal
transactions	2,249	3,369	3,861	-

Total increase (decrease)	2,302	3,437	3,932	-

Net assets at December 31, 2005	2,302	3,437	3,932	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(50)	(38)	(23)	-
Total realized gain (loss) on investments
and capital gains distributions	197	263	222	(6)
Net unrealized appreciation (depreciation) of investments	610	862	579	1
Net increase (decrease) in net assets from operations	757	1,087	778	(5)
Changes from principal transactions:
Total unit transactions	5,726	9,291	5,707	50
Increase (decrease) in assets derived from principal
transactions	5,726	9,291	5,707	50
Total increase (decrease)	6,483	10,378	6,485	45
Net assets at December 31, 2006	$ 8,785	$ 13,815	$ 10,417	$ 45

The accompanying notes are an integral part of these financial statements. 90

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

				ING Marsico
	ING Lord			International
	Abbett Affiliated	ING MarketPro	ING Marsico	Opportunities
	Portfolio -	Portfolio -	Growth Portfolio	Portfolio -
	Service Class	Service Class	- Service Class	Service Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(1)	(17)
Total realized gain (loss) on investments
and capital gains distributions	-	-	(3)	129
Net unrealized appreciation (depreciation) of investments	-	-	4	703

Net increase (decrease) in net assets from operations	-	-	-	815
Changes from principal transactions:
Total unit transactions	-	-	210	7,595

Increase (decrease) in assets derived from principal
transactions	-	-	210	7,595

Total increase (decrease)	-	-	210	8,410

Net assets at December 31, 2005	-	-	210	8,410

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	-	(5)	(142)
Total realized gain (loss) on investments
and capital gains distributions	12	-	3	766
Net unrealized appreciation (depreciation) of investments	46	1	45	1,505
Net increase (decrease) in net assets from operations	56	1	43	2,129
Changes from principal transactions:
Total unit transactions	1,015	19	665	3,079
Increase (decrease) in assets derived from principal
transactions	1,015	19	665	3,079
Total increase (decrease)	1,071	20	708	5,208
Net assets at December 31, 2006	$ 1,071	$ 20	$ 918	$ 13,618

The accompanying notes are an integral part of these financial statements. 91

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

				ING
				Oppenheimer
	ING MFS Total			Main Street
	Return Portfolio	ING MFS Total	ING MFS	Portfolio® -
	- Institutional	Return Portfolio	Utilities Portfolio	Institutional
	Class	- Service Class	- Service Class	Class

Net assets at January 1, 2005	$ -	$ 1,922	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(407)	34	2	(1)
Total realized gain (loss) on investments
and capital gains distributions	(29)	116	27	17
Net unrealized appreciation (depreciation) of investments	1,815	(101)	(5)	47

Net increase (decrease) in net assets from operations	1,379	49	24	63
Changes from principal transactions:
Total unit transactions	143,703	403	445	1,526
Increase (decrease) in assets derived from principal
transactions	143,703	403	445	1,526
Total increase (decrease)	145,082	452	469	1,589
Net assets at December 31, 2005	145,082	2,374	469	1,589

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,780	30	(5)	1
Total realized gain (loss) on investments
and capital gains distributions	6,590	93	36	81
Net unrealized appreciation (depreciation) of investments	4,996	63	170	236
Net increase (decrease) in net assets from operations	13,366	186	201	318
Changes from principal transactions:
Total unit transactions	(34,843)	(902)	531	1,185

Increase (decrease) in assets derived from principal
transactions	(34,843)	(902)	531	1,185

Total increase (decrease)	(21,477)	(716)	732	1,503

Net assets at December 31, 2006	$ 123,605	$ 1,658	$ 1,201	$ 3,092

The accompanying notes are an integral part of these financial statements. 92

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	ING			ING Pioneer
	Oppenheimer	ING PIMCO	ING Pioneer	Mid Cap Value
	Main Street	High Yield	Fund Portfolio -	Portfolio -
	Portfolio® -	Portfolio -	Institutional	Institutional
	Service Class	Service Class	Class	Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	54	26	-
Total realized gain (loss) on investments
and capital gains distributions	-	(3)	15	-
Net unrealized appreciation (depreciation) of investments	1	(21)	784	-

Net increase (decrease) in net assets from operations	1	30	825	-
Changes from principal transactions:
Total unit transactions	26	2,957	26,430	-

Increase (decrease) in assets derived from principal
transactions	26	2,957	26,430	-

Total increase (decrease)	27	2,987	27,255	-

Net assets at December 31, 2005	27	2,987	27,255	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	182	(348)	-
Total realized gain (loss) on investments
and capital gains distributions	1	13	641	-
Net unrealized appreciation (depreciation) of investments	6	59	3,545	-

Net increase (decrease) in net assets from operations	7	254	3,838	-
Changes from principal transactions:
Total unit transactions	134	677	(4,777)	36
Increase (decrease) in assets derived from principal
transactions	134	677	(4,777)	36

Total increase (decrease)	141	931	(939)	36
Net assets at December 31, 2006	$ 168	$ 3,918	$ 26,316	$ 36

The accompanying notes are an integral part of these financial statements. 93

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

		ING T. Rowe	ING T. Rowe
	ING Pioneer	Price Capital	Price Equity	ING Templeton
	Mid Cap Value	Appreciation	Income	Global Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2005	$ -	$ -	$ 2,335	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(1)	18	-
Total realized gain (loss) on investments
and capital gains distributions	-	1	293	-
Net unrealized appreciation (depreciation) of investments	-	22	(133)	-

Net increase (decrease) in net assets from operations	-	22	178	-
Changes from principal transactions:
Total unit transactions	-	856	2,262	-

Increase (decrease) in assets derived from principal
transactions	-	856	2,262	-

Total increase (decrease)	-	878	2,440	-

Net assets at December 31, 2005	-	878	4,775	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	13	22	(1)
Total realized gain (loss) on investments
and capital gains distributions	(1)	238	340	2
Net unrealized appreciation (depreciation) of investments	17	214	530	40
Net increase (decrease) in net assets from operations	15	465	892	41
Changes from principal transactions:
Total unit transactions	329	4,461	683	651
Increase (decrease) in assets derived from principal
transactions	329	4,461	683	651
Total increase (decrease)	344	4,926	1,575	692
Net assets at December 31, 2006	$ 344	$ 5,804	$ 6,350	$ 692

The accompanying notes are an integral part of these financial statements. 94

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

		ING Van		ING VP Index
		Kampen		Plus
	ING UBS U.S.	Growth and	ING Van	International
	Allocation	Income	Kampen Real	Equity
	Portfolio -	Portfolio -	Estate Portfolio	Portfolio -
	Service Class	Service Class	- Service Class	Service Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(29)	(2)	-	-
Total realized gain (loss) on investments
and capital gains distributions	9	1	-	-
Net unrealized appreciation (depreciation) of investments	258	27	-	-

Net increase (decrease) in net assets from operations	238	26	-	-
Changes from principal transactions:
Total unit transactions	7,425	1,315	-	-

Increase (decrease) in assets derived from principal
transactions	7,425	1,315	-	-

Total increase (decrease)	7,663	1,341	-	-

Net assets at December 31, 2005	7,663	1,341	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	6	(1)	9
Total realized gain (loss) on investments
and capital gains distributions	160	157	13	131
Net unrealized appreciation (depreciation) of investments	518	33	56	609
Net increase (decrease) in net assets from operations	684	196	68	749
Changes from principal transactions:
Total unit transactions	(1,188)	(61)	1,011	8,927
Increase (decrease) in assets derived from principal
transactions	(1,188)	(61)	1,011	8,927
Total increase (decrease)	(504)	135	1,079	9,676
Net assets at December 31, 2006	$ 7,159	$ 1,476	$ 1,079	$ 9,676

The accompanying notes are an integral part of these financial statements. 95

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

		ING Wells
	ING Wells	Fargo Small	ING American
	Fargo Mid Cap	Cap	Century Large	ING American
	Disciplined	Disciplined	Company Value Century Select
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class

Net assets at January 1, 2005	$ -	$ -	$ 387	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	(611)
Total realized gain (loss) on investments
and capital gains distributions	-	-	8	513
Net unrealized appreciation (depreciation) of investments	-	-	(13)	5,762

Net increase (decrease) in net assets from operations	-	-	(5)	5,664
Changes from principal transactions:
Total unit transactions	-	-	(252)	63,459

Increase (decrease) in assets derived from principal
transactions	-	-	(252)	63,459

Total increase (decrease)	-	-	(257)	69,123

Net assets at December 31, 2005	-	-	130	69,123

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	-	(2)	9
Total realized gain (loss) on investments
and capital gains distributions	-	13	19	571
Net unrealized appreciation (depreciation) of investments	12	8	10	(2,957)
Net increase (decrease) in net assets from operations	11	21	27	(2,377)
Changes from principal transactions:
Total unit transactions	214	353	30	(16,180)
Increase (decrease) in assets derived from principal
transactions	214	353	30	(16,180)
Total increase (decrease)	225	374	57	(18,557)
Net assets at December 31, 2006	$ 225	$ 374	$ 187	$ 50,566

The accompanying notes are an integral part of these financial statements. 96

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	ING American		ING Baron	ING Columbia
	Century Small-		Small Cap	Small Cap
	Mid Cap Value	ING Baron	Growth	Value II
	Portfolio -	Asset Portfolio	Portfolio -	Portfolio -
	Service Class	- Service Class	Service Class	Service Class

Net assets at January 1, 2005	$ 1,034	$ -	$ 2,941	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	-	(36)	-
Total realized gain (loss) on investments
and capital gains distributions	241	-	435	-
Net unrealized appreciation (depreciation) of investments	(130)	-	(155)	-

Net increase (decrease) in net assets from operations	102	-	244	-
Changes from principal transactions:
Total unit transactions	375	-	698	-

Increase (decrease) in assets derived from principal
transactions	375	-	698	-

Total increase (decrease)	477	-	942	-

Net assets at December 31, 2005	1,511	-	3,883	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13)	-	(49)	(20)
Total realized gain (loss) on investments
and capital gains distributions	35	-	309	45
Net unrealized appreciation (depreciation) of investments	187	-	492	257

Net increase (decrease) in net assets from operations	209	-	752	282
Changes from principal transactions:
Total unit transactions	(70)	7	2,426	3,012
Increase (decrease) in assets derived from principal
transactions	(70)	7	2,426	3,012
Total increase (decrease)	139	7	3,178	3,294
Net assets at December 31, 2006	$ 1,650	$ 7	$ 7,061	$ 3,294

The accompanying notes are an integral part of these financial statements. 97

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

		ING	ING Goldman
	ING Davis	Fundamental	Sachs® Capital	ING JPMorgan
	Venture Value	Research	Growth	International
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class

Net assets at January 1, 2005	$ 1,483	$ 79	$ 315	$ 44,030

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10)	-	(2)	(185)
Total realized gain (loss) on investments
and capital gains distributions	56	6	4	2,934
Net unrealized appreciation (depreciation) of investments	(32)	(4)	3	945

Net increase (decrease) in net assets from operations	14	2	5	3,694
Changes from principal transactions:
Total unit transactions	(515)	(62)	59	(3,918)

Increase (decrease) in assets derived from principal
transactions	(515)	(62)	59	(3,918)

Total increase (decrease)	(501)	(60)	64	(224)

Net assets at December 31, 2005	982	19	379	43,806

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13)	-	(2)	(131)
Total realized gain (loss) on investments
and capital gains distributions	141	-	43	4,989
Net unrealized appreciation (depreciation) of investments	67	2	(16)	3,422

Net increase (decrease) in net assets from operations	195	2	25	8,280
Changes from principal transactions:
Total unit transactions	906	3	(122)	(6,725)

Increase (decrease) in assets derived from principal
transactions	906	3	(122)	(6,725)

Total increase (decrease)	1,101	5	(97)	1,555

Net assets at December 31, 2006	$ 2,083	$ 24	$ 282	$ 45,361

The accompanying notes are an integral part of these financial statements. 98

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

		ING Legg	ING Lord
		Mason Partners	Abbett U.S.	ING Neuberger
	ING JPMorgan	Aggressive	Government	Berman
	Mid Cap Value	Growth	Securities	Partners
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Initial Class	Initial Class

Net assets at January 1, 2005	$ 2,215	$ 53,255	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10)	(625)	-	-
Total realized gain (loss) on investments
and capital gains distributions	365	780	-	-
Net unrealized appreciation (depreciation) of investments	(253)	4,222	-	-

Net increase (decrease) in net assets from operations	102	4,377	-	-
Changes from principal transactions:
Total unit transactions	(216)	(9,275)	-	-

Increase (decrease) in assets derived from principal
transactions	(216)	(9,275)	-	-

Total increase (decrease)	(114)	(4,898)	-	-

Net assets at December 31, 2005	2,101	48,357	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(22)	(586)	408	(454)
Total realized gain (loss) on investments
and capital gains distributions	95	2,183	81	(392)
Net unrealized appreciation (depreciation) of investments	288	2,274	(8)	2,399

Net increase (decrease) in net assets from operations	361	3,871	481	1,553
Changes from principal transactions:
Total unit transactions	304	(9,719)	11,068	47,700

Increase (decrease) in assets derived from principal
transactions	304	(9,719)	11,068	47,700

Total increase (decrease)	665	(5,848)	11,549	49,253

Net assets at December 31, 2006	$ 2,766	$ 42,509	$ 11,549	$ 49,253

The accompanying notes are an integral part of these financial statements. 99

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

		ING
	ING Neuberger	Neuberger		ING
	Berman	Berman	ING OpCap	Oppenheimer
	Partners	Regency	Balanced Value	Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class

Net assets at January 1, 2005	$ -	$ -	$ 2,126	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(11)	32
Total realized gain (loss) on investments
and capital gains distributions	-	-	100	5,423
Net unrealized appreciation (depreciation) of investments	-	-	(75)	27,620

Net increase (decrease) in net assets from operations	-	-	14	33,075
Changes from principal transactions:
Total unit transactions	-	-	(696)	160,487

Increase (decrease) in assets derived from principal
transactions	-	-	(696)	160,487

Total increase (decrease)	-	-	(682)	193,562

Net assets at December 31, 2005	-	-	1,444	193,562

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(1)	(2,210)
Total realized gain (loss) on investments
and capital gains distributions	2	5	42	8,172
Net unrealized appreciation (depreciation) of investments	-	29	70	22,931

Net increase (decrease) in net assets from operations	2	34	111	28,893
Changes from principal transactions:
Total unit transactions	(2)	336	(369)	(32,175)
Increase (decrease) in assets derived from principal
transactions	(2)	336	(369)	(32,175)
Total increase (decrease)	-	370	(258)	(3,282)

Net assets at December 31, 2006	$ -	$ 370	$ 1,186	$ 190,280

The accompanying notes are an integral part of these financial statements. 100

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	ING	ING
	Oppenheimer	Oppenheimer
	Strategic	Strategic		ING PIMCO	ING Pioneer
	Income	Income		Total Return	High Yield
	Portfolio -	Portfolio -		Portfolio -	Portfolio -
	Initial Class	Service Class		Service Class	Initial Class

Net assets at January 1, 2005	$ -	$ -		$ 3,885	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,055		-	32	-
Total realized gain (loss) on investments
and capital gains distributions	70		-	62	-
Net unrealized appreciation (depreciation) of investments	(336)		-	(41)	-

Net increase (decrease) in net assets from operations	789		-	53	-
Changes from principal transactions:
Total unit transactions	74,727		-	1,755	-

Increase (decrease) in assets derived from principal
transactions	74,727		-	1,755	-

Total increase (decrease)	75,516		-	1,808	-

Net assets at December 31, 2005	75,516		-	5,693	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(648)		-	47	-
Total realized gain (loss) on investments
and capital gains distributions	498		-	4	-
Net unrealized appreciation (depreciation) of investments	5,038		-	133	-

Net increase (decrease) in net assets from operations	4,888		-	184	-
Changes from principal transactions:
Total unit transactions	(10,118)		1	844	21
Increase (decrease) in assets derived from principal
transactions	(10,118)		1	844	21
Total increase (decrease)	(5,230)		1	1,028	21
Net assets at December 31, 2006	$ 70,286	$ 1		$ 6,721	$ 21

The accompanying notes are an integral part of these financial statements. 101

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution
	2015 Portfolio -	2025 Portfolio -	2035 Portfolio -	2045 Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation) of investments	2	-	-	-

Net increase (decrease) in net assets from operations	2	-	-	-
Changes from principal transactions:
Total unit transactions	66	125	3	3
Increase (decrease) in assets derived from principal
transactions	66	125	3	3
Total increase (decrease)	68	125	3	3
Net assets at December 31, 2005	68	125	3	3

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(3)	(3)	(1)
Total realized gain (loss) on investments
and capital gains distributions	3	4	-	-
Net unrealized appreciation (depreciation) of investments	73	61	38	21
Net increase (decrease) in net assets from operations	70	62	35	20
Changes from principal transactions:
Total unit transactions	821	666	415	249
Increase (decrease) in assets derived from principal
transactions	821	666	415	249
Total increase (decrease)	891	728	450	269
Net assets at December 31, 2006	$ 959	$ 853	$ 453	$ 272

The accompanying notes are an integral part of these financial statements. 102

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

		ING T. Rowe
		Price
	ING Solution	Diversified Mid	ING T. Rowe	ING Templeton
	Income	Cap Growth	Price Growth	Foreign Equity
	Portfolio -	Portfolio -	Equity Portfolio	Portfolio -
	Service Class	Initial Class	- Initial Class	Service Class

Net assets at January 1, 2005	$ -	$ -	$ 73,921	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(719)	(533)	-
Total realized gain (loss) on investments
and capital gains distributions	-	2,184	1,806	-
Net unrealized appreciation (depreciation) of investments	3	11,953	1,604	-

Net increase (decrease) in net assets from operations	3	13,418	2,877	-
Changes from principal transactions:
Total unit transactions	135	77,412	(12,488)	-

Increase (decrease) in assets derived from principal
transactions	135	77,412	(12,488)	-

Total increase (decrease)	138	90,830	(9,611)	-

Net assets at December 31, 2005	138	90,830	64,310	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(1,033)	(630)	4
Total realized gain (loss) on investments
and capital gains distributions	-	5,012	2,712	(3)
Net unrealized appreciation (depreciation) of investments	23	1,987	4,582	35
Net increase (decrease) in net assets from operations	21	5,966	6,664	36
Changes from principal transactions:
Total unit transactions	249	(18,504)	(10,734)	679

Increase (decrease) in assets derived from principal
transactions	249	(18,504)	(10,734)	679

Total increase (decrease)	270	(12,538)	(4,070)	715

Net assets at December 31, 2006	$ 408	$ 78,292	$ 60,240	$ 715

The accompanying notes are an integral part of these financial statements. 103

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

		ING UBS U.S.	ING UBS U.S.	ING Van
	ING	Large Cap	Small Cap	Kampen
	Thornburg	Equity	Growth	Comstock
	Value Portfolio	Portfolio -	Portfolio -	Portfolio -
	- Initial Class	Initial Class	Service Class	Service Class

Net assets at January 1, 2005	$ 38,224	$ 43,678	$ -	$ 3,726

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(145)	(160)	-	(12)
Total realized gain (loss) on investments
and capital gains distributions	1,230	698	-	367
Net unrealized appreciation (depreciation) of investments	(1,171)	2,535	-	(284)

Net increase (decrease) in net assets from operations	(86)	3,073	-	71
Changes from principal transactions:
Total unit transactions	(7,536)	(6,483)	-	(573)

Increase (decrease) in assets derived from principal
transactions	(7,536)	(6,483)	-	(573)

Total increase (decrease)	(7,622)	(3,410)	-	(502)

Net assets at December 31, 2005	30,602	40,268	-	3,224

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(215)	(178)	-	(6)
Total realized gain (loss) on investments
and capital gains distributions	2,427	1,632	-	188
Net unrealized appreciation (depreciation) of investments	1,876	3,113	1	251
Net increase (decrease) in net assets from operations	4,088	4,567	1	433
Changes from principal transactions:
Total unit transactions	(5,771)	(7,853)	28	(409)
Increase (decrease) in assets derived from principal
transactions	(5,771)	(7,853)	28	(409)
Total increase (decrease)	(1,683)	(3,286)	29	24
Net assets at December 31, 2006	$ 28,919	$ 36,982	$ 29	$ 3,248

The accompanying notes are an integral part of these financial statements. 104

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

			ING VP	ING VP
	ING Van	ING Van	Strategic	Strategic
	Kampen Equity Kampen Equity		Allocation	Allocation
	and Income	and Income	Conservative	Growth
	Portfolio -	Portfolio -	Portfolio - Class	Portfolio - Class
	Initial Class	Service Class	I	I

Net assets at January 1, 2005	$ -	$ 137	$ 18,730	$ 15,631

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,076)	-	113	(3)
Total realized gain (loss) on investments
and capital gains distributions	868	8	260	489
Net unrealized appreciation (depreciation) of investments	11,617	(11)	40	218

Net increase (decrease) in net assets from operations	11,409	(3)	413	704
Changes from principal transactions:
Total unit transactions	134,886	(132)	(2,660)	(1,520)

Increase (decrease) in assets derived from principal
transactions	134,886	(132)	(2,660)	(1,520)

Total increase (decrease)	146,295	(135)	(2,247)	(816)

Net assets at December 31, 2005	146,295	2	16,483	14,815

Increase (decrease) in net assets
Operations:
Net investment income (loss)	980	-	212	19
Total realized gain (loss) on investments
and capital gains distributions	7,808	-	825	743
Net unrealized appreciation (depreciation) of investments	6,558	-	(41)	870

Net increase (decrease) in net assets from operations	15,346	-	996	1,632
Changes from principal transactions:
Total unit transactions	(19,266)	(2)	(3,364)	(1,328)

Increase (decrease) in assets derived from principal
transactions	(19,266)	(2)	(3,364)	(1,328)

Total increase (decrease)	(3,920)	(2)	(2,368)	304

Net assets at December 31, 2006	$ 142,375	$ -	$ 14,115	$ 15,119

The accompanying notes are an integral part of these financial statements. 105

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	ING VP
	Strategic	ING VP
	Allocation	Growth and
	Moderate	Income	ING GET U.S.	ING GET U.S.
	Portfolio - Class	Portfolio - Class	Core Portfolio -	Core Portfolio -
	I	I	Series 1	Series 2

Net assets at January 1, 2005	$ 20,822	$ 423,357	$ 23,042	$ 19,803

Increase (decrease) in net assets
Operations:
Net investment income (loss)	52	(309)	106	135
Net realized gain (loss) on investments
and capital gains distributions	443	(28,515)	954	479
Net unrealized appreciation (depreciation) of investments	232	54,414	(1,161)	(810)

Net increase (decrease) in net assets from operations	727	25,590	(101)	(196)
Changes from principal transactions:
Total unit transactions	(230)	(65,165)	(3,610)	(5,136)

Increase (decrease) in assets derived from principal
transactions	(230)	(65,165)	(3,610)	(5,136)

Total increase (decrease)	497	(39,575)	(3,711)	(5,332)

Net assets at December 31, 2005	21,319	383,782	19,331	14,471

Increase (decrease) in net assets
Operations:
Net investment income (loss)	125	214	89	114
Net realized gain (loss) on investments
and capital gains distributions	1,174	(4,005)	398	118
Net unrealized appreciation (depreciation) of investments	615	49,182	489	241
Net increase (decrease) in net assets from operations	1,914	45,391	976	473
Changes from principal transactions:
Total unit transactions	(2,975)	(56,582)	(3,729)	(5,925)

Increase (decrease) in assets derived from principal
transactions	(2,975)	(56,582)	(3,729)	(5,925)

Total increase (decrease)	(1,061)	(11,191)	(2,753)	(5,452)

Net assets at December 31, 2006	$ 20,258	$ 372,591	$ 16,578	$ 9,019

The accompanying notes are an integral part of these financial statements. 106

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 3	Series 4	Series 5	Series 6

Net assets at January 1, 2005	$ 54,614	$ 8,173	$ 4,428	$ 88,090

Increase (decrease) in net assets
Operations:
Net investment income (loss)	63	(12)	(30)	(1,036)
Net realized gain (loss) on investments
and capital gains distributions	50	128	92	302
Net unrealized appreciation (depreciation) of investments	(720)	(170)	(32)	1,282

Net increase (decrease) in net assets from operations	(607)	(54)	30	548
Changes from principal transactions:
Total unit transactions	(12,869)	(2,251)	(501)	(19,654)

Increase (decrease) in assets derived from principal
transactions	(12,869)	(2,251)	(501)	(19,654)

Total increase (decrease)	(13,476)	(2,305)	(471)	(19,106)

Net assets at December 31, 2005	41,138	5,868	3,957	68,984

Increase (decrease) in net assets
Operations:
Net investment income (loss)	240	44	8	468
Net realized gain (loss) on investments
and capital gains distributions	144	141	205	1,783
Net unrealized appreciation (depreciation) of investments	1,009	113	93	1,791
Net increase (decrease) in net assets from operations	1,393	298	306	4,042
Changes from principal transactions:
Total unit transactions	(14,289)	(1,051)	(981)	(30,503)

Increase (decrease) in assets derived from principal
transactions	(14,289)	(1,051)	(981)	(30,503)

Total increase (decrease)	(12,896)	(753)	(675)	(26,461)

Net assets at December 31, 2006	$ 28,242	$ 5,115	$ 3,282	$ 42,523

The accompanying notes are an integral part of these financial statements. 107

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 7	Series 8	Series 9	Series 10

Net assets at January 1, 2005	$ 57,015	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(769)	(452)	(215)	(93)
Net realized gain (loss) on investments
and capital gains distributions	(19)	91	(2)	9
Net unrealized appreciation (depreciation) of investments	904	709	131	24
Net increase (decrease) in net assets from operations	116	348	(86)	(60)
Changes from principal transactions:
Total unit transactions	(13,909)	31,939	23,388	21,758

Increase (decrease) in assets derived from principal
transactions	(13,909)	31,939	23,388	21,758

Total increase (decrease)	(13,793)	32,287	23,302	21,698

Net assets at December 31, 2005	43,222	32,287	23,302	21,698

Increase (decrease) in net assets
Operations:
Net investment income (loss)	238	46	(85)	(188)
Net realized gain (loss) on investments
and capital gains distributions	976	405	164	141
Net unrealized appreciation (depreciation) of investments	1,691	1,957	1,570	1,459
Net increase (decrease) in net assets from operations	2,905	2,408	1,649	1,412
Changes from principal transactions:
Total unit transactions	(17,109)	(6,639)	(4,916)	(5,109)

Increase (decrease) in assets derived from principal
transactions	(17,109)	(6,639)	(4,916)	(5,109)

Total increase (decrease)	(14,204)	(4,231)	(3,267)	(3,697)

Net assets at December 31, 2006	$ 29,018	$ 28,056	$ 20,035	$ 18,001

The accompanying notes are an integral part of these financial statements. 108

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio
	Series 11	Series 12	Series 13	- Series 14

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(17)	-	-	-
Net realized gain (loss) on investments
and capital gains distributions	1	-	-	-
Net unrealized appreciation (depreciation) of investments	42	-	-	-

Net increase (decrease) in net assets from operations	26	-	-	-
Changes from principal transactions:
Total unit transactions	24,253	-	-	-

Increase (decrease) in assets derived from principal
transactions	24,253	-	-	-

Total increase (decrease)	24,279	-	-	-

Net assets at December 31, 2005	24,279	-	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(337)	(618)	(135)	-
Net realized gain (loss) on investments
and capital gains distributions	88	644	26	-
Net unrealized appreciation (depreciation) of investments	1,320	5,467	68	-

Net increase (decrease) in net assets from operations	1,071	5,493	(41)	-
Changes from principal transactions:
Total unit transactions	(6,453)	43,450	44,546	85
Increase (decrease) in assets derived from principal
transactions	(6,453)	43,450	44,546	85
Total increase (decrease)	(5,382)	48,943	44,505	85
Net assets at December 31, 2006	$ 18,897	$ 48,943	$ 44,505	$ 85

The accompanying notes are an integral part of these financial statements. 109

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

ING VP Global
	Science and	ING VP	ING VP Index	ING VP Index
	Technology	Growth	Plus LargeCap	Plus MidCap
	Portfolio - Class	Portfolio - Class	Portfolio - Class	Portfolio - Class
	I	I	I	I

Net assets at January 1, 2005	$ 10,373	$ 28,081	$ 182,362	$ 18,233

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(107)	(111)	51	(67)
Net realized gain (loss) on investments
and capital gains distributions	(281)	168	2,990	2,331
Net unrealized appreciation (depreciation) of investments	1,179	1,670	3,442	(578)

Net increase (decrease) in net assets from operations	791	1,727	6,483	1,686
Changes from principal transactions:
Total unit transactions	(657)	(6,097)	(27,531)	(1,617)

Increase (decrease) in assets derived from principal
transactions	(657)	(6,097)	(27,531)	(1,617)

Total increase (decrease)	134	(4,370)	(21,048)	69

Net assets at December 31, 2005	10,507	23,711	161,314	18,302

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(112)	(232)	(158)	(37)
Net realized gain (loss) on investments
and capital gains distributions	862	621	5,193	2,826
Net unrealized appreciation (depreciation) of investments	(191)	(166)	13,770	(1,340)

Net increase (decrease) in net assets from operations	559	223	18,805	1,449
Changes from principal transactions:
Total unit transactions	(2,927)	(5,180)	(27,759)	(3,037)

Increase (decrease) in assets derived from principal
transactions	(2,927)	(5,180)	(27,759)	(3,037)

Total increase (decrease)	(2,368)	(4,957)	(8,954)	(1,588)

Net assets at December 31, 2006	$ 8,139	$ 18,754	$ 152,360	$ 16,714

The accompanying notes are an integral part of these financial statements. 110

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	ING VP Index	ING VP	ING VP Small	ING VP Value
	Plus SmallCap	International	Company	Opportunity
	Portfolio - Class	Equity Portfolio	Portfolio - Class	Portfolio - Class
	I	- Class I	I	I

Net assets at January 1, 2005	$ 8,963	$ 13,340	$ 82,870	$ 16,285

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(49)	(40)	(795)	97
Net realized gain (loss) on investments
and capital gains distributions	1,054	784	8,435	17
Net unrealized appreciation (depreciation) of investments	(410)	1,432	(1,912)	613

Net increase (decrease) in net assets from operations	595	2,176	5,728	727
Changes from principal transactions:
Total unit transactions	359	1,570	(16,261)	(4,106)

Increase (decrease) in assets derived from principal
transactions	359	1,570	(16,261)	(4,106)

Total increase (decrease)	954	3,746	(10,533)	(3,379)

Net assets at December 31, 2005	9,917	17,086	72,337	12,906

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(41)	65	(598)	27
Net realized gain (loss) on investments
and capital gains distributions	1,572	1,784	16,315	289
Net unrealized appreciation (depreciation) of investments	(393)	1,580	(5,581)	1,261

Net increase (decrease) in net assets from operations	1,138	3,429	10,136	1,577
Changes from principal transactions:
Total unit transactions	(2,328)	(2,320)	(14,467)	(2,962)

Increase (decrease) in assets derived from principal
transactions	(2,328)	(2,320)	(14,467)	(2,962)

Total increase (decrease)	(1,190)	1,109	(4,331)	(1,385)

Net assets at December 31, 2006	$ 8,727	$ 18,195	$ 68,006	$ 11,521

The accompanying notes are an integral part of these financial statements. 111

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

		ING VP
	ING VP Value	Financial	ING VP High	ING VP
	Opportunity	Services	Yield Bond	International
	Portfolio -	Portfolio -	Portfolio -	Value Portfolio
	Class S	Class I	Class I	- Class I

Net assets at January 1, 2005	$ -	$ -	$ -	$ 2,980

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	1	-	64
Net realized gain (loss) on investments
and capital gains distributions	-	2	-	486
Net unrealized appreciation (depreciation) of investments	(7)	5	-	(207)

Net increase (decrease) in net assets from operations	(8)	8	-	343
Changes from principal transactions:
Total unit transactions	1,444	118	-	644

Increase (decrease) in assets derived from principal
transactions	1,444	118	-	644

Total increase (decrease)	1,436	126	-	987

Net assets at December 31, 2005	1,436	126	-	3,967

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	1	1,392	77
Net realized gain (loss) on investments
and capital gains distributions	18	15	(90)	625
Net unrealized appreciation (depreciation) of investments	149	19	573	576
Net increase (decrease) in net assets from operations	171	35	1,875	1,278
Changes from principal transactions:
Total unit transactions	(415)	265	31,080	1,480
Increase (decrease) in assets derived from principal
transactions	(415)	265	31,080	1,480
Total increase (decrease)	(244)	300	32,955	2,758
Net assets at December 31, 2006	$ 1,192	$ 426	$ 32,955	$ 6,725

The accompanying notes are an integral part of these financial statements. 112

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	ING VP	ING VP		ING VP
	MidCap	MidCap	ING VP Real	SmallCap
	Opportunities	Opportunities	Estate	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class I

Net assets at January 1, 2005	$ 340	$ 10,784	$ 1,193	$ 970

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(141)	38	(2)
Net realized gain (loss) on investments
and capital gains distributions	9	566	149	(19)
Net unrealized appreciation (depreciation) of investments	24	479	79	(30)
Net increase (decrease) in net assets from operations	30	904	266	(51)
Changes from principal transactions:
Total unit transactions	9	(1,014)	901	(831)
Increase (decrease) in assets derived from principal
transactions	9	(1,014)	901	(831)
Total increase (decrease)	39	(110)	1,167	(882)
Net assets at December 31, 2005	379	10,674	2,360	88

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(126)	58	(3)
Net realized gain (loss) on investments
and capital gains distributions	54	954	543	25
Net unrealized appreciation (depreciation) of investments	(27)	(280)	479	11
Net increase (decrease) in net assets from operations	23	548	1,080	33
Changes from principal transactions:
Total unit transactions	9	(3,400)	1,643	120
Increase (decrease) in assets derived from principal
transactions	9	(3,400)	1,643	120
Total increase (decrease)	32	(2,852)	2,723	153
Net assets at December 31, 2006	$ 411	$ 7,822	$ 5,083	$ 241

The accompanying notes are an integral part of these financial statements. 113

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

ING VP
	SmallCap	ING VP	ING VP	ING VP Money
	Opportunities	Balanced	Intermediate	Market
	Portfolio - Class	Portfolio - Class	Bond Portfolio -	Portfolio - Class
	S	I	Class I	I

Net assets at January 1, 2005	$ 5,342	$ 189,559	$ 137,880	$ 192,781

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(72)	2,082	3,369	(283)
Net realized gain (loss) on investments
and capital gains distributions	267	279	1,109	360
Net unrealized appreciation (depreciation) of investments	207	2,840	(1,961)	3,405

Net increase (decrease) in net assets from operations	402	5,201	2,517	3,482
Changes from principal transactions:
Total unit transactions	321	(20,295)	(9,814)	17,954

Increase (decrease) in assets derived from principal
transactions	321	(20,295)	(9,814)	17,954

Total increase (decrease)	723	(15,094)	(7,297)	21,436

Net assets at December 31, 2005	6,065	174,465	130,583	214,217

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(77)	2,027	3,175	3,475
Net realized gain (loss) on investments
and capital gains distributions	554	4,345	39	2,074
Net unrealized appreciation (depreciation) of investments	101	7,516	47	2,304
Net increase (decrease) in net assets from operations	578	13,888	3,261	7,853
Changes from principal transactions:
Total unit transactions	(1,420)	(22,364)	(18,141)	2,897

Increase (decrease) in assets derived from principal
transactions	(1,420)	(22,364)	(18,141)	2,897

Total increase (decrease)	(842)	(8,476)	(14,880)	10,750

Net assets at December 31, 2006	$ 5,223	$ 165,989	$ 115,703	$ 224,967

The accompanying notes are an integral part of these financial statements. 114

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

				Janus Aspen
		Janus Aspen	Janus Aspen	Series Large
		Series Balanced	Series Flexible	Cap Growth
	ING VP	Portfolio -	Bond Portfolio -	Portfolio -
	Natural	Institutional	Institutional	Institutional
	Resources Trust	Shares	Shares	Shares

Net assets at January 1, 2005	$ 1,861	$ 156,790	$ 15,748	$ 84,481

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(30)	(586)	(60)	(312)
Net realized gain (loss) on investments
and capital gains distributions	476	6,871	(293)	(1,108)
Net unrealized appreciation (depreciation) of investments	549	(10,977)	321	(3,903)

Net increase (decrease) in net assets from operations	995	(4,692)	(32)	(5,323)
Changes from principal transactions:
Total unit transactions	1,947	(152,079)	(15,705)	(79,151)

Increase (decrease) in assets derived from principal
transactions	1,947	(152,079)	(15,705)	(79,151)

Total increase (decrease)	2,942	(156,771)	(15,737)	(84,474)

Net assets at December 31, 2005	4,803	19	11	7

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(56)	-	1	-
Net realized gain (loss) on investments
and capital gains distributions	1,587	-	-	-
Net unrealized appreciation (depreciation) of investments	(749)	2	-	1

Net increase (decrease) in net assets from operations	782	2	1	1
Changes from principal transactions:
Total unit transactions	(53)	-	-	-

Increase (decrease) in assets derived from principal
transactions	(53)	-	-	-

Total increase (decrease)	729	2	1	1
Net assets at December 31, 2006	$ 5,532	$ 21	$ 12	$ 8

The accompanying notes are an integral part of these financial statements. 115

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

		Janus Aspen
	Janus Aspen	Series	Lord Abbett
	Series Mid Cap	Worldwide	Series Fund -	Lord Abbett
	Growth	Growth	Growth and	Series Fund -
	Portfolio -	Portfolio -	Income	Mid-Cap Value
	Institutional	Institutional	Portfolio - Class	Portfolio - Class
	Shares	Shares	VC	VC

Net assets at January 1, 2005	$ 94,264	$ 154,245	$ 6,773	$ 3,732

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(343)	(579)	10	(24)
Net realized gain (loss) on investments
and capital gains distributions	22,115	657	691	792
Net unrealized appreciation (depreciation) of investments	(28,486)	(6,234)	(462)	(358)

Net increase (decrease) in net assets from operations	(6,714)	(6,156)	239	410
Changes from principal transactions:
Total unit transactions	(87,544)	(148,083)	847	1,782

Increase (decrease) in assets derived from principal
transactions	(87,544)	(148,083)	847	1,782

Total increase (decrease)	(94,258)	(154,239)	1,086	2,192

Net assets at December 31, 2005	6	6	7,859	5,924

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	31	(24)
Net realized gain (loss) on investments
and capital gains distributions	-	-	427	577
Net unrealized appreciation (depreciation) of investments	1	1	694	(21)

Net increase (decrease) in net assets from operations	1	1	1,152	532
Changes from principal transactions:
Total unit transactions	-	-	(1,080)	(1,814)

Increase (decrease) in assets derived from principal
transactions	-	-	(1,080)	(1,814)

Total increase (decrease)	1	1	72	(1,282)

Net assets at December 31, 2006	$ 7	$ 7	$ 7,931	$ 4,642

The accompanying notes are an integral part of these financial statements. 116

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

		Oppenheimer	Oppenheimer
	MFS®	Aggressive	Global	Oppenheimer
	Strategic	Growth	Securities	Main Street
	Income Series	Fund/VA	Fund/VA	Fund®/VA

Net assets at January 1, 2005	$ 2,503	$ 32,874	$ 43,720	$ 68,396

Increase (decrease) in net assets
Operations:
Net investment income (loss)	128	(416)	304	51
Net realized gain (loss) on investments
and capital gains distributions	36	1,071	6,276	1,102
Net unrealized appreciation (depreciation) of investments	(155)	2,640	(9,265)	1,441

Net increase (decrease) in net assets from operations	9	3,295	(2,685)	2,594
Changes from principal transactions:
Total unit transactions	(455)	(3,578)	(40,963)	(12,528)

Increase (decrease) in assets derived from principal
transactions	(455)	(3,578)	(40,963)	(12,528)

Total increase (decrease)	(446)	(283)	(43,648)	(9,934)

Net assets at December 31, 2005	2,057	32,591	72	58,462

Increase (decrease) in net assets
Operations:
Net investment income (loss)	95	(141)	-	398
Net realized gain (loss) on investments
and capital gains distributions	(90)	10,590	4	11,962
Net unrealized appreciation (depreciation) of investments	8	(8,495)	8	(9,009)

Net increase (decrease) in net assets from operations	13	1,954	12	3,351
Changes from principal transactions:
Total unit transactions	(2,070)	(34,471)	(1)	(61,432)

Increase (decrease) in assets derived from principal
transactions	(2,070)	(34,471)	(1)	(61,432)

Total increase (decrease)	(2,057)	(32,517)	11	(58,081)

Net assets at December 31, 2006	$ -	$ 74	$ 83	$ 381

The accompanying notes are an integral part of these financial statements. 117

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

			PIMCO Real
	Oppenheimer		Return	Pioneer Equity
	Main Street	Oppenheimer	Portfolio -	Income VCT
	Small Cap	Strategic Bond	Administrative	Portfolio -
	Fund®/VA	Fund/VA	Class	Class I

Net assets at January 1, 2005	$ -	$ 58,634	$ 522	$ 1,581

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	2,496	26	50
Net realized gain (loss) on investments
and capital gains distributions	-	2,471	15	81
Net unrealized appreciation (depreciation) of investments	2	(5,602)	(22)	3
Net increase (decrease) in net assets from operations	2	(635)	19	134
Changes from principal transactions:
Total unit transactions	39	(57,998)	985	2,550
Increase (decrease) in assets derived from principal
transactions	39	(57,998)	985	2,550
Total increase (decrease)	41	(58,633)	1,004	2,684
Net assets at December 31, 2005	41	1	1,526	4,265

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	-	71	82
Net realized gain (loss) on investments
and capital gains distributions	4	-	46	292
Net unrealized appreciation (depreciation) of investments	23	-	(119)	558

Net increase (decrease) in net assets from operations	23	-	(2)	932
Changes from principal transactions:
Total unit transactions	659	(1)	928	981
Increase (decrease) in assets derived from principal
transactions	659	(1)	928	981
Total increase (decrease)	682	(1)	926	1,913
Net assets at December 31, 2006	$ 723	$ -	$ 2,452	$ 6,178

The accompanying notes are an integral part of these financial statements. 118

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

		Pioneer High	Pioneer Mid
	Pioneer Fund	Yield VCT	Cap Value VCT
	VCT Portfolio	Portfolio -	Portfolio -
	- Class I	Class I	Class I	Wanger Select

Net assets at January 1, 2005	$ 52	$ 216	$ 3,193	$ 249

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	9	(21)	(2)
Net realized gain (loss) on investments
and capital gains distributions	2	(4)	450	19
Net unrealized appreciation (depreciation) of investments	1	(6)	(164)	29
Net increase (decrease) in net assets from operations	4	(1)	265	46
Changes from principal transactions:
Total unit transactions	25	(82)	776	259
Increase (decrease) in assets derived from principal
transactions	25	(82)	776	259
Total increase (decrease)	29	(83)	1,041	305
Net assets at December 31, 2005	81	133	4,234	554

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	11	6	(7)
Net realized gain (loss) on investments
and capital gains distributions	9	(3)	1,000	123
Net unrealized appreciation (depreciation) of investments	8	10	(585)	125
Net increase (decrease) in net assets from operations	18	18	421	241
Changes from principal transactions:
Total unit transactions	19	329	(968)	1,290
Increase (decrease) in assets derived from principal
transactions	19	329	(968)	1,290
Total increase (decrease)	37	347	(547)	1,531
Net assets at December 31, 2006	$ 118	$ 480	$ 3,687	$ 2,085

The accompanying notes are an integral part of these financial statements. 119

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

Wanger U.S.
Smaller
Companies

Net assets at January 1, 2005	$ 97

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)
Net realized gain (loss) on investments
and capital gains distributions	32
Net unrealized appreciation (depreciation) of investments	4
Net increase (decrease) in net assets from operations	34
Changes from principal transactions:
Total unit transactions	421
Increase (decrease) in assets derived from principal
transactions	421
Total increase (decrease)	455
Net assets at December 31, 2005	552

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)
Net realized gain (loss) on investments
and capital gains distributions	53
Net unrealized appreciation (depreciation) of investments	(5)
Net increase (decrease) in net assets from operations	44
Changes from principal transactions:
Total unit transactions	(27)
Increase (decrease) in assets derived from principal
transactions	(27)
Total increase (decrease)	17
Net assets at December 31, 2006	$ 569

The accompanying notes are an integral part of these financial statements.

120

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

1. Organization

Variable Annuity Account B of ING Life Insurance and Annuity Company (the
“Account”) was established by ING Life Insurance and Annuity Company (“ILIAC” or
the “Company”) to support the operations of variable annuity contracts (“Contracts”).
The Company is an indirect wholly owned subsidiary of ING America Insurance
Holdings, Inc. (“ING AIH”), an insurance holding company domiciled in the State of
Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange
Commission under the Investment Company Act of 1940, as amended. The Account is exclusively for use with Contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the contractowners. The portion of the
Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of
ILIAC.

At December 31, 2006, the Account had 167 investment divisions (the “Divisions”), 38 of which invest in independently managed mutual funds and 129 of which invest in mutual funds managed by affiliates, either Directed Services, LLC or ING Investments,
LLC. The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”). Investment Divisions with asset balances at
December 31, 2006 and related Trusts are as follows:

AIM Variable Insurance Funds:	Fidelity Variable Insurance Products Fund II:
AIM V.I. Capital Appreciation Fund - Series I Shares	Fidelity® VIP Contrafund® Portfolio - Initial Class
AIM V.I. Core Equity Fund - Series I Shares	Fidelity® VIP Index 500 Portfolio - Initial Class
Calvert Variable Series, Inc.:	Fidelity® VIP Investment Grade Bond
Calvert Social Balanced Portfolio	Portfolio - Initial Class
Federated Insurance Series:	Franklin Templeton Variable Insurance Products Trust:
Federated American Leaders Fund II	Franklin Small Cap Value Securities Fund - Class 2
Federated Capital Income Fund II	Mutual Shares Securities Fund - Class 2**
Federated Equity Income Fund II	ING GET Fund:
Federated Fund for U.S. Government Securities II	ING GET Fund - Series Q
Federated High Income Bond Fund II	ING GET Fund - Series R
Federated International Equity Fund II	ING GET Fund - Series S
Federated Mid Cap Growth Strategies Fund II	ING GET Fund - Series T
Federated Prime Money Fund II	ING GET Fund - Series U
Fidelity Variable Insurance Products Fund:	ING GET Fund - Series V
Fidelity® VIP Equity-Income Portfolio - Initial Class	ING Investors Trust:
Fidelity® VIP Growth Portfolio - Initial Class	ING AllianceBernstein Mid Cap Growth
Fidelity® VIP High Income Portfolio - Initial Class	Portfolio - Service Class*
Fidelity® VIP Overseas Portfolio - Initial Class	ING American Funds Growth Portfolio

121

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

ING Investors Trust (continued):	ING Investors Trust (continued):
ING American Funds Growth-Income Portfolio	ING Pioneer Mid Cap Value
ING American Funds International Portfolio	Portfolio - Institutional Class**
ING BlackRock Large Cap Growth	ING Pioneer Mid Cap Value
Portfolio - Service Class*	Portfolio - Service Class**
ING Evergreen Health Sciences	ING T. Rowe Price Capital Appreciation
Portfolio - Service Class*	Portfolio - Service Class*
ING Evergreen Omega Portfolio - Institutional Class*	ING T. Rowe Price Equity Income
ING FMRSM Diversified Mid Cap	Portfolio - Service Class
Portfolio - Institutional Class**	ING Templeton Global Growth
ING FMRSM Diversified Mid Cap	Portfolio - Service Class**
Portfolio - Service Class*	ING UBS U.S. Allocation Portfolio - Service Class*
ING FMRSM Large Cap Growth	ING Van Kampen Growth and Income
Portfolio - Institutional Class*	Portfolio - Service Class*
ING FMRSM Mid Cap Growth	ING Van Kampen Real Estate
Portfolio - Service Class**	Portfolio - Service Class**
ING Franklin Income Portfolio - Service Class**	ING VP Index Plus International Equity
ING Global Real Estate Portfolio - Service Class**	Portfolio - Service Class**
ING Global Resources Portfolio - Service Class**	ING Wells Fargo Mid Cap Disciplined
ING JPMorgan Emerging Markets Equity	Portfolio - Service Class**
Portfolio - Institutional Class*	ING Wells Fargo Small Cap Disciplined
ING JPMorgan Emerging Markets Equity	Portfolio - Service Class**
Portfolio - Service Class*	ING Partners, Inc.:
ING JPMorgan Small Cap Core Equity	ING American Century Large Company Value
Portfolio - Institutional Class*	Portfolio - Service Class
ING JPMorgan Small Cap Core Equity	ING American Century Select
Portfolio - Service Class*	Portfolio - Initial Class*
ING JPMorgan Value Opportunities	ING American Century Small-Mid Cap Value
Portfolio - Institutional Class*	Portfolio - Service Class
ING JPMorgan Value Opportunities	ING Baron Asset Portfolio - Service Class**
Portfolio - Service Class*	ING Baron Small Cap Growth
ING Julius Baer Foreign Portfolio - Service Class	Portfolio - Service Class
ING Legg Mason Value Portfolio - Institutional Class	ING Columbia Small Cap Value II
ING Legg Mason Value Portfolio - Service Class*	Portfolio - Service Class**
ING LifeStyle Aggressive Growth	ING Davis Venture Value Portfolio - Service Class
Portfolio - Service Class*	ING Fundamental Research Portfolio - Service Class
ING LifeStyle Growth Portfolio - Service Class*	ING Goldman Sachs® Capital Growth
ING LifeStyle Moderate Growth	Portfolio - Service Class
Portfolio - Service Class*	ING JPMorgan International Portfolio - Initial Class
ING LifeStyle Moderate Portfolio - Service Class*	ING JPMorgan Mid Cap Value
ING Lord Abbett Affiliated	Portfolio - Service Class
Portfolio - Institutional Class**	ING Legg Mason Partners Aggressive Growth
ING Lord Abbett Affiliated	Portfolio - Initial Class
Portfolio - Service Class**	ING Lord Abbett U.S. Government Securities
ING MarketPro Portfolio - Service Class**	Portfolio - Initial Class**
ING Marsico Growth Portfolio - Service Class*	ING Neuberger Berman Partners
ING Marsico International Opportunities	Portfolio - Initial Class**
Portfolio - Service Class*	ING Neuberger Berman Regency
ING MFS Total Return Portfolio - Institutional Class*	Portfolio - Service Class**
ING MFS Total Return Portfolio - Service Class	ING OpCap Balanced Value Portfolio - Service Class
ING MFS Utilities Portfolio - Service Class*	ING Oppenheimer Global Portfolio - Initial Class*
ING Oppenheimer Main Street	ING Oppenheimer Strategic Income
Portfolio® - Institutional Class*	Portfolio - Initial Class*
ING Oppenheimer Main Street	ING Oppenheimer Strategic Income
Portfolio® - Service Class*	Portfolio - Service Class**
ING PIMCO High Yield Portfolio - Service Class*	ING PIMCO Total Return Portfolio - Service Class
ING Pioneer Fund Portfolio - Institutional Class	ING Pioneer High Yield Portfolio - Initial Class**

122

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

ING Partners, Inc. (continued):	ING Variable Portfolios, Inc. (continued):
ING Solution 2015 Portfolio - Service Class*	ING VP Value Opportunity Portfolio - Class I
ING Solution 2025 Portfolio - Service Class*	ING VP Value Opportunity Portfolio - Class S*
ING Solution 2035 Portfolio - Service Class*	ING Variable Products Trust:
ING Solution 2045 Portfolio - Service Class*	ING VP Financial Services Portfolio - Class I*
ING Solution Income Portfolio - Service Class*	ING VP High Yield Bond Portfolio - Class I**
ING T. Rowe Price Diversified Mid Cap Growth	ING VP International Value Portfolio - Class I
Portfolio - Initial Class*	ING VP MidCap Opportunities Portfolio - Class I
ING T. Rowe Price Growth Equity	ING VP MidCap Opportunities Portfolio - Class S
Portfolio - Initial Class	ING VP Real Estate Portfolio - Class I
ING Templeton Foreign Equity	ING VP SmallCap Opportunities Portfolio - Class I
Portfolio - Service Class**	ING VP SmallCap Opportunities Portfolio - Class S
ING Thornburg Value Portfolio - Initial Class	ING VP Balanced Portfolio, Inc.:
ING UBS U.S. Large Cap Equity	ING VP Balanced Portfolio - Class I
Portfolio - Initial Class	ING VP Intermediate Bond Portfolio:
ING UBS U.S. Small Cap Growth	ING VP Intermediate Bond Portfolio - Class I
Portfolio - Service Class**	ING VP Money Market Portfolio:
ING Van Kampen Comstock	ING VP Money Market Portfolio - Class I
Portfolio - Service Class*	ING VP Natural Resources Trust:
ING Van Kampen Equity and Income	ING VP Natural Resources Trust
Portfolio - Initial Class	Janus Aspen Series:
ING Strategic Allocation Portfolios, Inc.:	Janus Aspen Series Balanced
ING VP Strategic Allocation Conservative	Portfolio - Institutional Shares
Portfolio - Class I	Janus Aspen Series Flexible Bond
ING VP Strategic Allocation Growth	Portfolio - Institutional Shares
Portfolio - Class I	Janus Aspen Series Large Cap Growth
ING VP Strategic Allocation Moderate	Portfolio - Institutional Shares
Portfolio - Class I	Janus Aspen Series Mid Cap Growth
ING Variable Funds:	Portfolio - Institutional Shares
ING VP Growth and Income Portfolio - Class I	Janus Aspen Series Worldwide Growth
ING Variable Insurance Trust:	Portfolio - Institutional Shares
ING GET U.S. Core Portfolio - Series 1	Lord Abbett Series Fund, Inc.:
ING GET U.S. Core Portfolio - Series 2	Lord Abbett Series Fund - Growth and Income
ING GET U.S. Core Portfolio - Series 3	Portfolio - Class VC
ING GET U.S. Core Portfolio - Series 4	Lord Abbett Series Fund - Mid-Cap Value
ING GET U.S. Core Portfolio - Series 5	Portfolio - Class VC
ING GET U.S. Core Portfolio - Series 6	Oppenheimer Variable Account Funds:
ING GET U.S. Core Portfolio - Series 7	Oppenheimer Aggressive Growth Fund/VA
ING GET U.S. Core Portfolio - Series 8*	Oppenheimer Global Securities Fund/VA
ING GET U.S. Core Portfolio - Series 9*	Oppenheimer Main Street Fund®/VA
ING GET U.S. Core Portfolio - Series 10*	Oppenheimer Main Street Small Cap Fund®/VA*
ING GET U.S. Core Portfolio - Series 11*	PIMCO Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 12**	PIMCO Real Return Portfolio - Administrative Class
ING GET U.S. Core Portfolio - Series 13**	Pioneer Variable Contracts Trust:
ING GET U.S. Core Portfolio - Series 14**	Pioneer Equity Income VCT Portfolio - Class I
ING Variable Portfolios, Inc.:	Pioneer Fund VCT Portfolio - Class I
ING VP Global Science and Technology	Pioneer High Yield VCT Portfolio - Class I
Portfolio - Class I	Pioneer Mid Cap Value VCT Portfolio - Class I
ING VP Growth Portfolio - Class I	Wanger Advisors Trust:
ING VP Index Plus LargeCap Portfolio - Class I	Wanger Select
ING VP Index Plus MidCap Portfolio - Class I	Wanger U.S. Smaller Companies
ING VP Index Plus SmallCap Portfolio - Class I
ING VP International Equity Portfolio - Class I	* Division added in 2005
ING VP Small Company Portfolio - Class I	** Division added in 2006

123

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

The names of certain Divisions were changed during 2006. The following is a summary of current and former names for those Divisions:

Current Name                                                                                                                                                        Former Name

ING Investors Trust:	ING Investors Trust:
ING BlackRock Large Cap Growth	ING Mercury Large Cap Growth
Portfolio - Service Class	Portfolio - Service Class
ING FMRSM Large Cap Growth	ING FMRSM Earnings Growth
Portfolio - Institutional Class	Portfolio - Institutional Class
ING FMRSM Mid Cap Growth	ING MFS Mid Cap Growth Portfolio - Service Class
Portfolio - Service Class
ING JPMorgan Small Cap Core Equity	ING JPMorgan Small Cap Equity
Portfolio - Institutional Class	Portfolio - Institutional Class
ING JPMorgan Small Cap Core Equity	ING JPMorgan Small Cap Equity
Portfolio - Service Class	Portfolio - Service Class
ING Partners, Inc.:	ING Partners, Inc.:
ING American Century Small-Mid Cap Value	ING American Century Small Cap Value
Portfolio - Service Class	Portfolio - Service Class
ING JPMorgan International Portfolio - Initial Class	ING JPMorgan Fleming International
Portfolio - Initial Class
ING Legg Mason Partners Aggressive Growth	ING Salomon Brothers Aggressive Growth
Portfolio - Initial Class	Portfolio - Initial Class
ING Thornburg Value Portfolio - Initial Class	ING MFS Capital Opportunities
Portfolio - Initial Class
ING Strategic Allocation Portfolios, Inc.:	ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative	ING VP Strategic Allocation Income Portfolio - Class I
Portfolio - Class I
ING VP Strategic Allocation Moderate	ING VP Strategic Allocation Balanced
Portfolio - Class I	Portfolio - Class I

During 2006, the following Divisions were closed to contractowners:

AIM Variable Insurance Funds:	ING Partners, Inc.:
AIM V.I. Government Securities	ING Van Kampen Equity and Income
Fund - Series I Shares	Portfolio - Service Class
AIM V.I. Growth Fund - Series I Shares	MFS® Variable Insurance TrustSM:
AIM V.I. Premier Equity Fund - Series I Shares	MFS® Strategic Income Series
American Century Variable Portfolios, Inc.:	Oppenheimer Variable Account Funds:
American Century VP Balanced Fund	Oppenheimer Strategic Bond Fund/VA
American Century VP International Fund
Fidelity Variable Insurance Products II:
Fidelity® VIP Asset ManagerSM
Portfolio - Initial Class
ING GET Fund:
ING GET Fund - Series L
ING GET Fund - Series M
ING GET Fund - Series N
ING GET Fund - Series P

124

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

The following Divisions were available to contractowners during 2006 but did not have any activity as of December 31, 2006:

ING Investors Trust:
ING FMRSM Equity Income Portfolio - Institutional Class
ING Global Resources Portfolio - Institutional Class
ING PIMCO High Yield Portfolio - Institutional Class
ING Pioneer Equity Income Portfolio - Institutional Class
ING Stock Index Portfolio - Institutional Class
ING Variable Portfolios, Inc.
ING VP Growth Portfolio - Class S
ING Variable Products Trust
ING VP Growth Opportunities Portfolio - Class I
ING VP Growth Opportunities Portfolio - Class S

2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on the specific identification basis.
The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of
ILIAC, which is taxed as a life insurance company under the Internal Revenue Code.
Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ILIAC.

125

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

Contractowner Reserves

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves of the Account are represented by net assets on the
Statements of Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ILIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ILIAC.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net
Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from)
ILIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ILIAC). Any net unsettled transactions as of the reporting date are included in Due to related parties on the Statements of Assets and
Liabilities.

3. Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover
ILIAC’s expenses in connection with the issuance and administration of the Contracts.
Following is a summary of these charges:

Mortality and Expense Risk Charges

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.25% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts.

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account is deducted at an annual rate of up to 0.25% of the assets attributable to the Contracts.

126

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

Contract Maintenance Charges

An annual Contract maintenance fee of up to $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 7.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 4.00% of premiums.

Other Contract Charges

Under the Fixed/Variable Single Premium Immediate Annuity contract, an additional annual charge of 1.00% is deducted daily from the accumulation values for contractowners who select the Guaranteed Minimum Income feature. For Deferred
Variable Annuity contracts, an additional annual charge of up to 0.50% is deducted daily from the accumulation value for amounts invested in the ING GET U.S. Core Portfolio
Funds. In addition, an annual charge of up to 0.50% is deducted daily from the accumulation values for contractowners who select the Premium Bonus Option feature.

Fees Waived by ILIAC

Certain charges and fees for various types of Contracts are currently waived by ILIAC. ILIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

127

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

4. Related Party Transactions

During the year ended December 31, 2006, management fees were paid indirectly to ING
Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to the
ING GET Fund, ING VP Balanced Portfolio, Inc., ING Strategic Allocation Portfolios,
Inc., ING Variable Funds, ING Variable Insurance Trust, ING Variable Portfolios, Inc.,
ING Variable Products Trust, ING VP Intermediate Bond Portfolio, ING VP Money
Market Portfolio and ING VP Natural Resources Trust. The annual fee rate ranged from
0.25% to 1.00% of the average net assets of each respective Fund or Fund of the Trust.

In addition, management fees were paid to ILIAC in its capacity as investment adviser to
ING Partners, Inc. The annual fee rate ranged from 0.10% to 1.00% of the average net assets of each respective Fund of the Trust.

Management fees were also paid indirectly to Directed Services, Inc. (“DSI”), an affiliate of the Company, in its capacity as investment manager to ING Investors Trust. The
Fund’s advisory agreement provided for a fee at an annual rate ranging from 0.00% to
1.25% of the average net assets of each respective Portfolio excluding ING American
Funds Growth Portfolio, ING American Funds Growth-Income Portfolio, and ING
American Funds International Portfolio.

On November 9, 2006, the Board of Trustees of ING Partners, Inc. and ING Investors
Trust approved a consolidation of the Advisory functions for all of the Portfolios.
Effective December 31, 2006 DSI was reorganized into a limited liability corporation, renamed to Directed Services, LLC (“DSL”) and transferred so that it became a wholly owned subsidiary of ILIAC. The functions of DSI and ILIAC were consolidated into
DSL effective December 31, 2006. DSL is a dually registered investment adviser and broker-dealer. DSI’s current advisory contracts will remain within the newly organized
DSL, and ILIAC’s advisory contracts will be assumed by DSL.

128

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements 5. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follows:

		Year ended December 31
	2006		2005

	Purchases	Sales	Purchases	Sales

		(Dollars in Thousands)
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	$ 822	$ 225	$ 266	$ 15,461
AIM V.I. Core Equity Fund - Series I Shares	768	227	229	31,722
AIM V.I. Government Securities Fund - Series I Shares	31	12,688	1,556	3,248
AIM V.I. Growth Fund - Series I Shares	10	474	134	17,022
AIM V.I. Premier Equity Fund - Series I Shares	6	551	158	36,485
American Century Variable Portfolios, Inc.:
American Century VP Balanced Fund	70	918	39	273
American Century VP International Fund	20	1,332	22	175
Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio	308	485	290	410
Federated Insurance Series:
Federated American Leaders Fund II	4,086	8,345	1,036	15,209
Federated Capital Income Fund II	411	997	299	2,109
Federated Equity Income Fund II	286	1,949	440	2,861
Federated Fund for U.S. Government Securities II	392	2,067	527	2,714
Federated High Income Bond Fund II	681	1,683	1,076	4,816
Federated International Equity Fund II	317	1,482	131	2,025
Federated Mid Cap Growth Strategies Fund II	134	2,792	258	3,281
Federated Prime Money Fund II	1,531	1,929	2,913	3,738
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	33,724	43,558	15,331	41,869
Fidelity® VIP Growth Portfolio - Initial Class	1,209	81,096	2,763	26,787
Fidelity® VIP High Income Portfolio - Initial Class	657	41,413	11,540	14,285
Fidelity® VIP Overseas Portfolio - Initial Class	3,977	12,533	2,424	5,313
Fidelity® Variable Insurance Products II:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	248	9,487	708	3,234
Fidelity® VIP Contrafund® Portfolio - Initial Class	34,631	58,572	25,300	23,190
Fidelity® VIP Index 500 Portfolio - Initial Class	2,034	15,338	2,118	17,437
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	77	617	113	240
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	1,137	1,171	1,957	2,115
Mutual Shares Securities Fund - Class 2	3,589	100	-	-

129

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2006		2005

	Purchases	Sales	Purchases	Sales

		(Dollars in Thousands)
ING GET Fund:
ING GET Fund - Series L	$ 1,793	$ 40,366	$ 1,824	$ 12,994
ING GET Fund - Series M	2,618	61,686	3,440	17,895
ING GET Fund - Series N	3,131	51,576	2,226	14,776
ING GET Fund - Series P	2,543	37,545	1,676	12,640
ING GET Fund - Series Q	1,556	8,082	1,559	6,631
ING GET Fund - Series R	1,421	5,332	1,960	8,419
ING GET Fund - Series S	1,215	8,913	2,075	5,904
ING GET Fund - Series T	1,154	4,741	1,581	4,611
ING GET Fund - Series U	882	5,358	1,908	4,098
ING GET Fund - Series V	914	14,847	986	11,810
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth
Portfolio - Service Class	1,813	1,199	237	33
ING American Funds Growth Portfolio	12,094	3,084	16,786	362
ING American Funds Growth-Income Portfolio	8,449	3,255	19,182	470
ING American Funds International Portfolio	13,642	15,000	17,040	2,468
ING BlackRock Large Cap Growth Portfolio - Service Class	591	658	1,631	41
ING Evergreen Health Sciences Portfolio - Service Class	425	419	584	82
ING Evergreen Omega Portfolio - Institutional Class	650	4,547	17,797	846
ING FMRSM Diversified Mid Cap
Portfolio - Institutional Class	37,379	5,256	-	-
ING FMRSM Diversified Mid Cap Portfolio - Service Class	2,137	710	388	56
ING FMRSM Large Cap Growth
Portfolio - Institutional Class	71,921	18,483	25,748	1,298
ING FMRSM Mid Cap Growth Portfolio - Service Class	142	36	-	-
ING Franklin Income Portfolio - Service Class	4,395	326	-	-
ING Global Real Estate Portfolio - Service Class	1,943	154	-	-
ING Global Resources Portfolio - Service Class	1,909	319	-	-
ING JPMorgan Emerging Markets Equity
Portfolio - Institutional Class	3,075	613	1,184	1
ING JPMorgan Emerging Markets Equity
Portfolio - Service Class	4,728	2,268	2,788	423
ING JPMorgan Small Cap Core Equity
Portfolio - Institutional Class	2,766	5,984	9,846	638
ING JPMorgan Small Cap Core Equity
Portfolio - Service Class	745	421	15	-
ING JPMorgan Value Opportunities
Portfolio - Institutional Class	2,102	12,836	49,507	5,573
ING JPMorgan Value Opportunities Portfolio - Service Class	604	805	3,431	307
ING Julius Baer Foreign Portfolio - Service Class	12,467	2,863	2,610	736
ING Legg Mason Value Portfolio - Institutional Class	1,220	8,776	35,633	1,584
ING Legg Mason Value Portfolio - Service Class	165	365	727	24
ING LifeStyle Aggressive Growth Portfolio - Service Class	1,077	510	594	72

130

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2006		2005

	Purchases	Sales	Purchases	Sales

		(Dollars in Thousands)
ING Investors Trust (continued):
ING LifeStyle Growth Portfolio - Service Class	$ 6,791	$ 989	$ 2,361 $	118
ING LifeStyle Moderate Growth Portfolio - Service Class	10,647	1,227	3,496	133
ING LifeStyle Moderate Portfolio - Service Class	7,271	1,445	4,077	226
ING Lord Abbett Affiliated Portfolio - Institutional Class	255	205	-	-
ING Lord Abbett Affiliated Portfolio - Service Class	1,116	85	-	-
ING MarketPro Portfolio - Service Class	20	-	-	-
ING Marsico Growth Portfolio - Service Class	786	126	307	98
ING Marsico International Opportunities
Portfolio - Service Class	7,720	4,746	7,945	263
ING MFS Total Return Portfolio - Institutional Class	11,054	38,046	150,636	7,137
ING MFS Total Return Portfolio - Service Class	205	988	1,277	751
ING MFS Utilities Portfolio - Service Class	1,043	514	798	342
ING Oppenheimer Main Street
Portfolio® - Institutional Class	2,318	1,130	2,256	731
ING Oppenheimer Main Street Portfolio® - Service Class	145	10	26	-
ING PIMCO High Yield Portfolio - Service Class	1,743	854	3,232	221
ING Pioneer Fund Portfolio - Institutional Class	1,157	6,281	27,628	1,165
ING Pioneer Mid Cap Value Portfolio - Institutional Class	36	-	-	-
ING Pioneer Mid Cap Value Portfolio - Service Class	347	19	-	-
ING T. Rowe Price Capital Appreciation
Portfolio - Service Class	5,040	348	944	88
ING T. Rowe Price Equity Income Portfolio - Service Class	2,283	1,364	3,672	1,277
ING Templeton Global Growth Portfolio - Service Class	770	112	-	-
ING UBS U.S. Allocation Portfolio - Service Class	1,285	2,465	9,258	1,863
ING Van Kampen Growth and Income
Portfolio - Service Class	911	825	1,343	30
ING Van Kampen Real Estate Portfolio - Service Class	1,150	136	-	-
ING VP Index Plus International Equity
Portfolio - Service Class	11,980	2,837	-	-
ING Wells Fargo Mid Cap Disciplined
Portfolio - Service Class	216	4	-	-
ING Wells Fargo Small Cap Disciplined
Portfolio - Service Class	426	66	-	-
ING Partners, Inc.:
ING American Century Large Company Value
Portfolio - Service Class	128	91	33	285
ING American Century Select Portfolio - Initial Class	1,235	17,404	73,411	10,562
ING American Century Small-Mid Cap Value
Portfolio - Service Class	380	459	1,061	532
ING Baron Asset Portfolio - Service Class	6	-	-	-
ING Baron Small Cap Growth Portfolio - Service Class	4,234	1,798	2,989	2,328
ING Columbia Small Cap Value II Portfolio - Service Class	3,874	883	-	-
ING Davis Venture Value Portfolio - Service Class	1,463	478	107	632
ING Fundamental Research Portfolio - Service Class	5	2	15	77
131

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2006		2005

	Purchases	Sales	Purchases	Sales

		(Dollars in Thousands)
ING Partners, Inc. (continued):
ING Goldman Sachs® Capital Growth
Portfolio - Service Class	159	282	84	28
ING JPMorgan International Portfolio - Initial Class	10,998	17,853	8,644	12,746
ING JPMorgan Mid Cap Value Portfolio - Service Class	928	629	1,306	1,386
ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class	764	11,068	1,398	11,296
ING Lord Abbett U.S. Government Securities
Portfolio - Initial Class	14,761	3,285	-	-
ING Neuberger Berman Partners Portfolio - Initial Class	57,454	10,203	-	-
ING Neuberger Berman Partners Portfolio - Service Class	32	34	-	-
ING Neuberger Berman Regency Portfolio - Service Class	389	51	-	-
ING OpCap Balanced Value Portfolio - Service Class	61	431	117	823
ING Oppenheimer Global Portfolio - Initial Class	4,381	38,489	187,408	23,573
ING Oppenheimer Strategic Income Portfolio - Initial Class	7,927	18,690	84,226	8,442
ING Oppenheimer Strategic Income Portfolio - Service Class	1	-	-	-
ING PIMCO Total Return Portfolio - Service Class	1,404	513	2,671	829
ING Pioneer High Yield Portfolio - Initial Class	21	-	-	-
ING Solution 2015 Portfolio - Service Class	842	26	66	-
ING Solution 2025 Portfolio - Service Class	779	116	125	-
ING Solution 2035 Portfolio - Service Class	414	2	3	-
ING Solution 2045 Portfolio - Service Class	257	9	3	-
ING Solution Income Portfolio - Service Class	251	3	135	-
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class	3,680	21,431	86,742	8,509
ING T. Rowe Price Growth Equity Portfolio - Initial Class	2,414	13,679	3,143	16,162
ING Templeton Foreign Equity Portfolio - Service Class	1,223	541	-	-
ING Thornburg Value Portfolio - Initial Class	1,485	7,469	1,515	9,195
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	1,420	9,449	2,097	8,739
ING UBS U.S. Small Cap Growth Portfolio - Service Class	29	-	-	-
ING Van Kampen Comstock Portfolio - Service Class	374	643	1,711	2,145
ING Van Kampen Equity and Income Portfolio - Initial Class	14,582	27,965	148,217	14,276
ING Van Kampen Equity and Income
Portfolio - Service Class	-	2	83	215
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I	2,913	5,562	1,940	4,486
ING VP Strategic Allocation Growth Portfolio - Class I	1,988	3,102	2,838	4,359
ING VP Strategic Allocation Moderate Portfolio - Class I	3,089	5,464	4,560	4,738
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	7,234	63,592	6,935	72,397

132

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2006		2005

	Purchases	Sales	Purchases	Sales

		(Dollars in Thousands)
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	849	4,148	1,330	4,016
ING GET U.S. Core Portfolio - Series 2	452	6,149	816	5,450
ING GET U.S. Core Portfolio - Series 3	985	15,017	1,138	13,881
ING GET U.S. Core Portfolio - Series 4	246	1,155	163	2,388
ING GET U.S. Core Portfolio - Series 5	216	1,043	136	598
ING GET U.S. Core Portfolio - Series 6	2,221	31,834	563	21,242
ING GET U.S. Core Portfolio - Series 7	905	17,775	4,592	19,269
ING GET U.S. Core Portfolio - Series 8	775	7,250	49,464	17,976
ING GET U.S. Core Portfolio - Series 9	317	5,318	33,227	10,052
ING GET U.S. Core Portfolio - Series 10	277	5,558	25,786	4,121
ING GET U.S. Core Portfolio - Series 11	1,354	8,142	26,896	2,660
ING GET U.S. Core Portfolio - Series 12	62,433	19,596	-	-
ING GET U.S. Core Portfolio - Series 13	50,320	5,905	-	-
ING GET U.S. Core Portfolio - Series 14	85	-	-	-
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class I	2,472	5,510	3,206	3,969
ING VP Growth Portfolio - Class I	708	6,119	912	7,119
ING VP Index Plus LargeCap Portfolio - Class I	6,544	34,456	7,508	34,982
ING VP Index Plus MidCap Portfolio - Class I	2,678	4,423	2,760	3,212
ING VP Index Plus SmallCap Portfolio - Class I	1,478	3,350	2,297	1,509
ING VP International Equity Portfolio - Class I	3,100	5,354	4,935	3,404
ING VP Small Company Portfolio - Class I	14,483	18,693	4,343	20,415
ING VP Value Opportunity Portfolio - Class I	662	3,596	1,175	5,184
ING VP Value Opportunity Portfolio - Class S	22	434	1,473	30
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class I	618	351	122	1
ING VP High Yield Bond Portfolio - Class I	44,546	12,683	-	-
ING VP International Value Portfolio - Class I	3,392	1,506	1,977	1,026
ING VP MidCap Opportunities Portfolio - Class I	243	238	84	77
ING VP MidCap Opportunities Portfolio - Class S	15	3,540	644	1,798
ING VP Real Estate Portfolio - Class I	3,419	1,643	2,005	1,065
ING VP SmallCap Opportunities Portfolio - Class I	517	400	424	1,256
ING VP SmallCap Opportunities Portfolio - Class S	1,148	2,646	1,796	1,547
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I	15,374	35,706	10,312	28,520
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	11,667	26,628	16,775	22,531
ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I	111,544	105,162	101,452	83,773
ING VP Natural Resources Trust:
ING VP Natural Resources Trust	3,922	3,602	3,074	1,041

133

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2006		2005

	Purchases	Sales	Purchases	Sales

		(Dollars in Thousands)
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	-	-	663	153,328
Janus Aspen Series Flexible Bond
Portfolio - Institutional Shares	1	-	457	16,221
Janus Aspen Series Large Cap Growth
Portfolio - Institutional Shares	-	-	49	79,512
Janus Aspen Series Mid Cap Growth
Portfolio - Institutional Shares	-	-	712	88,599
Janus Aspen Series Worldwide Growth
Portfolio - Institutional Shares	44	44	983	149,645
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Growth and Income
Portfolio - Class VC	941	1,738	3,172	1,844
Lord Abbett Series Fund - Mid-Cap Value
Portfolio - Class VC	757	2,249	4,486	2,382
MFS® Variable Insurance TrustSM:
MFS® Strategic Income Series	145	2,106	555	873
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA	725	35,338	2,978	6,971
Oppenheimer Global Securities/VA	7	4	4,264	44,923
Oppenheimer Main Street Fund®/VA	1,020	62,056	1,997	14,472
Oppenheimer Main Street Small Cap Fund®/VA	1,015	353	39	-
Oppenheimer Strategic Bond Fund/VA	-	1	10,675	66,179
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	1,547	484	1,470	442
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	2,774	1,641	3,054	454
Pioneer Fund VCT Portfolio - Class I	163	144	53	26
Pioneer High Yield VCT Portfolio - Class I	466	123	134	202
Pioneer Mid Cap Value VCT Portfolio - Class I	1,364	1,357	2,477	1,481
Wanger Advisors Trust:
Wanger Select	1,994	679	485	210
Wanger U.S. Smaller Companies	675	674	723	304

134

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

6. Changes in Units

The changes in units outstanding were as follows:

			Year ended December 31
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	92,580	46,463	46,117	49,748	1,657,698	(1,607,950)
AIM V.I. Core Equity Fund - Series I Shares	84,914	46,523	38,391	34,668	2,841,990	(2,807,322)
AIM V.I. Government Securities Fund - Series I Shares	14,970	1,043,639	(1,028,669)	111,394	266,580	(155,186)
AIM V.I. Growth Fund - Series I Shares	26,139	94,144	(68,005)	33,399	2,427,643	(2,394,244)
AIM V.I. Premier Equity Fund - Series I Shares	60,389	125,514	(65,125)	39,641	4,036,940	(3,997,299)
American Century Variable Portfolios, Inc.:
American Century VP Balanced Fund	438	43,999	(43,561)	940	13,039	(12,099)
American Century VP International Fund	416	64,478	(64,062)	500	9,714	(9,214)
Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio	14,325	37,223	(22,898)	17,046	29,908	(12,862)
Federated Insurance Series:
Federated American Leaders Fund II	18,526	303,213	(284,687)	18,109	579,383	(561,274)
Federated Capital Income Fund II	16,212	64,808	(48,596)	3,910	145,103	(141,193)
Federated Equity Income Fund II	10,626	125,348	(114,722)	19,523	200,782	(181,259)
Federated Fund for U.S. Government Securities II	15,521	128,704	(113,183)	18,334	166,262	(147,928)
Federated High Income Bond Fund II	6,058	87,941	(81,883)	10,837	264,033	(253,196)
Federated International Equity Fund II	18,519	79,329	(60,810)	8,615	124,189	(115,574)
Federated Mid Cap Growth Strategies Fund II	8,541	113,123	(104,582)	12,319	143,240	(130,921)
Federated Prime Money Fund II	120,180	156,608	(36,428)	227,092	295,580	(68,488)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	1,309,636	3,242,125	(1,932,489)	812,464	2,715,292	(1,902,828)
Fidelity® VIP Growth Portfolio - Initial Class	349,631	6,318,836	(5,969,205)	335,415	2,120,527	(1,785,112)
Fidelity® VIP High Income Portfolio - Initial Class	247,435	4,125,747	(3,878,312)	769,251	1,511,435	(742,184)
Fidelity® VIP Overseas Portfolio - Initial Class	232,320	641,942	(409,622)	169,531	347,015	(177,484)

135

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Fidelity® Variable Insurance Products II:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	3,604	485,811	(482,207)	26,023	174,536	(148,513)
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,878,577	4,107,545	(2,228,968)	2,275,007	1,763,523	511,484
Fidelity® VIP Index 500 Portfolio - Initial Class	152,501	742,599	(590,098)	70,208	802,087	(731,879)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	918	35,843	(34,925)	-	12,868	(12,868)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	58,794	69,498	(10,704)	131,405	147,657	(16,252)
Mutual Shares Securities Fund - Class 2	368,432	23,427	345,005	-	-	-
ING GET Fund:
ING GET Fund - Series L	55,182	4,052,586	(3,997,404)	22,096	1,224,075	(1,201,979)
ING GET Fund - Series M	93,597	6,115,024	(6,021,427)	63,880	1,689,219	(1,625,339)
ING GET Fund - Series N	85,492	4,940,069	(4,854,577)	14,184	1,347,749	(1,333,565)
ING GET Fund - Series P	116,781	3,700,704	(3,583,923)	19,179	1,194,794	(1,175,615)
ING GET Fund - Series Q	64,017	751,278	(687,261)	20,490	581,433	(560,943)
ING GET Fund - Series R	77,905	529,340	(451,435)	25,447	751,470	(726,023)
ING GET Fund - Series S	40,092	819,811	(779,719)	24,936	503,157	(478,221)
ING GET Fund - Series T	60,846	463,767	(402,921)	5,364	393,975	(388,611)
ING GET Fund - Series U	46,087	502,445	(456,358)	3,263	341,837	(338,574)
ING GET Fund - Series V	55,324	1,509,559	(1,454,235)	3,494	1,122,074	(1,118,580)
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	130,533	100,902	29,631	18,782	2,674	16,108
ING American Funds Growth Portfolio	1,288,479	528,916	759,563	1,617,062	189,956	1,427,106
ING American Funds Growth-Income Portfolio	1,039,264	572,615	466,649	1,921,039	232,493	1,688,546
ING American Funds International Portfolio	1,415,167	1,511,135	(95,968)	1,716,082	403,359	1,312,723
ING BlackRock Large Cap Growth Portfolio - Service Class	47,654	61,624	(13,970)	149,322	3,292	146,030
ING Evergreen Health Sciences Portfolio - Service Class	39,039	39,777	(738)	52,322	7,335	44,987
ING Evergreen Omega Portfolio - Institutional Class	110,382	530,642	(420,260)	1,671,988	179,863	1,492,125
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	3,661,269	728,908	2,932,361	-	-	-
ING FMRSM Diversified Mid Cap Portfolio - Service Class	163,663	68,645	95,018	35,125	5,070	30,055

136

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Investors Trust (continued):
ING FMRSM Large Cap Growth Portfolio - Institutional Class	7,305,134	2,182,792	5,122,342	2,532,679	233,474	2,299,205
ING FMRSM Mid Cap Growth Portfolio - Service Class	15,004	3,835	11,169	-	-	-
ING Franklin Income Portfolio - Service Class	440,424	45,279	395,145	-	-	-
ING Global Real Estate Portfolio - Service Class	170,945	23,108	147,837	-	-	-
ING Global Resources Portfolio - Service Class	211,434	49,408	162,026	-	-	-
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	287,805	79,067	208,738	110,280	-	110,280
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	353,679	199,286	154,393	231,207	36,132	195,075
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	261,091	540,578	(279,487)	874,929	71,882	803,047
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	59,220	33,302	25,918	1,413	-	1,413
ING JPMorgan Value Opportunities Portfolio - Institutional Class	339,351	1,306,883	(967,532)	4,770,224	546,541	4,223,683
ING JPMorgan Value Opportunities Portfolio - Service Class	56,868	(224,458)	281,326	329,401	28,928	300,473
ING Julius Baer Foreign Portfolio - Service Class	1,206,867	286,783	920,084	202,899	60,238	142,661
ING Legg Mason Value Portfolio - Institutional Class	282,264	930,729	(648,465)	3,371,259	372,634	2,998,625
ING Legg Mason Value Portfolio - Service Class	15,605	32,238	(16,633)	65,632	2,124	63,508
ING LifeStyle Aggressive Growth Portfolio - Service Class	95,934	45,711	50,223	57,155	6,797	50,358
ING LifeStyle Growth Portfolio - Service Class	626,958	109,047	517,911	231,510	11,445	220,065
ING LifeStyle Moderate Growth Portfolio - Service Class	1,019,465	157,619	861,846	345,924	13,387	332,537
ING LifeStyle Moderate Portfolio - Service Class	722,826	181,821	541,005	407,876	24,510	383,366
ING Lord Abbett Affiliated Portfolio - Institutional Class	25,319	21,157	4,162	-	-	-
ING Lord Abbett Affiliated Portfolio - Service Class	108,616	9,415	99,201	-	-	-
ING MarketPro Portfolio - Service Class	6,305	4,347	1,958	-	-	-
ING Marsico Growth Portfolio - Service Class	76,537	11,780	64,757	27,551	9,107	18,444
ING Marsico International Opportunities Portfolio - Service Class	719,950	444,269	275,681	703,062	26,427	676,635
ING MFS Total Return Portfolio - Institutional Class	1,149,888	4,358,626	(3,208,738)	14,779,885	870,173	13,909,712
ING MFS Total Return Portfolio - Service Class	7,100	76,483	(69,383)	107,273	74,596	32,677
ING MFS Utilities Portfolio - Service Class	91,812	51,844	39,968	71,129	30,143	40,986
ING Oppenheimer Main Street Portfolio® - Institutional Class	233,877	131,426	102,451	217,358	76,933	140,425
ING Oppenheimer Main Street Portfolio® - Service Class	11,750	834	10,916	2,417	1	2,416

137

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Investors Trust (continued):
ING PIMCO High Yield Portfolio - Service Class	145,941	84,565	61,376	305,296	21,151	284,145
ING Pioneer Fund Portfolio - Institutional Class	184,208	865,091	(680,883)	2,588,080	491,868	2,096,212
ING Pioneer Mid Cap Value Portfolio - Institutional Class	3,418	-	3,418	-	-	-
ING Pioneer Mid Cap Value Portfolio - Service Class	34,459	1,865	32,594	-	-	-
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	422,456	36,150	386,306	88,207	8,112	80,095
ING T. Rowe Price Equity Income Portfolio - Service Class	185,270	99,577	85,693	258,854	93,668	165,186
ING Templeton Global Growth Portfolio - Service Class	74,608	12,394	62,214	-	-	-
ING UBS U.S. Allocation Portfolio - Service Class	139,152	243,340	(104,188)	888,465	180,683	707,782
ING Van Kampen Growth and Income Portfolio - Service Class	67,323	72,522	(5,199)	123,758	2,619	121,139
ING Van Kampen Real Estate Portfolio - Service Class	99,413	12,129	87,284	-	-	-
ING VP Index Plus International Equity Portfolio - Service Class	1,167,538	280,592	886,946	-	-	-
ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class	21,234	141	21,093	-	-	-
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	41,907	6,168	35,739	-	-	-
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service Class	10,132	7,546	2,586	2,967	26,164	(23,197)
ING American Century Select Portfolio - Initial Class	298,883	2,259,209	(1,960,326)	7,515,897	1,461,590	6,054,307
ING American Century Small-Mid Cap Value Portfolio - Service Class	26,456	31,307	(4,851)	72,064	42,372	29,692
ING Baron Asset Portfolio - Service Class	660	-	660	-	-	-
ING Baron Small Cap Growth Portfolio - Service Class	431,471	138,219	293,252	230,842	182,840	48,002
ING Columbia Small Cap Value II Portfolio - Service Class	422,497	95,227	327,270	-	-	-
ING Davis Venture Value Portfolio - Service Class	131,406	41,614	89,792	10,531	56,264	(45,733)
ING Fundamental Research Portfolio - Service Class	433	132	301	1,271	6,748	(5,477)
ING Goldman Sachs® Capital Growth Portfolio - Service Class	14,211	24,990	(10,779)	8,093	2,444	5,649
ING JPMorgan International Portfolio - Initial Class	1,099,915	1,732,653	(632,738)	899,932	1,162,788	(262,856)
ING JPMorgan Mid Cap Value Portfolio - Service Class	58,596	39,225	19,371	78,458	96,228	(17,770)
ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class	33,240	963,168	(929,928)	203,422	1,066,012	(862,590)
ING Lord Abbett U.S. Government Securities Portfolio - Initial Class	1,486,067	379,201	1,106,866	-	-	-
ING Neuberger Berman Partners Portfolio - Initial Class	5,906,225	1,677,840	4,228,385	-	-	-

138

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Partners, Inc. (continued):
ING Neuberger Berman Partners Portfolio - Service Class	-	-	-	-	-	-
ING Neuberger Berman Regency Portfolio - Service Class	41,847	5,154	36,693	-	-	-
ING OpCap Balanced Value Portfolio - Service Class	5,375	35,962	(30,587)	11,290	70,602	(59,312)
ING Oppenheimer Global Portfolio - Initial Class	1,384,062	4,335,873	(2,951,811)	18,556,907	2,783,149	15,773,758
ING Oppenheimer Strategic Income Portfolio - Initial Class	1,653,641	2,892,553	(1,238,912)	8,622,398	1,420,227	7,202,171
ING Oppenheimer Strategic Income Portfolio - Service Class	104	12	92	-	-	-
ING PIMCO Total Return Portfolio - Service Class	116,617	45,385	71,232	223,918	71,567	152,351
ING Pioneer High Yield Portfolio - Initial Class	2,012	-	2,012	-	-	-
ING Solution 2015 Portfolio - Service Class	77,247	1,824	75,423	6,346	1	6,345
ING Solution 2025 Portfolio - Service Class	68,608	10,121	58,487	11,412	-	11,412
ING Solution 2035 Portfolio - Service Class	35,985	16	35,969	292	-	292
ING Solution 2045 Portfolio - Service Class	21,562	694	20,868	274	-	274
ING Solution Income Portfolio - Service Class	23,940	61	23,879	13,351	-	13,351
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	655,299	2,225,282	(1,569,983)	8,805,255	947,908	7,857,347
ING T. Rowe Price Growth Equity Portfolio - Initial Class	181,490	1,030,023	(848,533)	184,654	679,236	(494,582)
ING Templeton Foreign Equity Portfolio - Service Class	121,652	57,782	63,870	-	-	-
ING Thornburg Value Portfolio - Initial Class	186,254	842,067	(655,813)	-	-	-
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	240,706	826,277	(585,571)	279,925	805,878	(525,953)
ING UBS U.S. Small Cap Growth Portfolio - Service Class	3,025	-	3,025	-	-	-
ING Van Kampen Comstock Portfolio - Service Class	20,906	51,580	(30,674)	131,778	178,255	(46,477)
ING Van Kampen Equity and Income Portfolio - Initial Class	1,765,245	3,455,165	(1,689,920)	15,080,989	1,618,680	13,462,309
ING Van Kampen Equity and Income Portfolio - Service Class	-	144	(144)	7,493	19,672	(12,179)
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I	106,992	305,936	(198,944)	103,804	233,957	(130,153)
ING VP Strategic Allocation Growth Portfolio - Class I	97,344	378,089	(280,745)	198,978	336,818	(137,840)
ING VP Strategic Allocation Moderate Portfolio - Class I	113,822	650,543	(536,721)	310,178	422,143	(111,965)
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	486,888	4,596,670	(4,109,782)	342,285	3,086,693	(2,744,408)

139

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	66,112	415,971	(349,859)	2,087	351,939	(349,852)
ING GET U.S. Core Portfolio - Series 2	29,066	606,864	(577,798)	3	506,908	(506,905)
ING GET U.S. Core Portfolio - Series 3	72,260	1,501,908	(1,429,648)	29,043	1,338,384	(1,309,341)
ING GET U.S. Core Portfolio - Series 4	21,689	121,919	(100,230)	1,470	219,874	(218,404)
ING GET U.S. Core Portfolio - Series 5	30,562	120,688	(90,126)	2,623	50,850	(48,227)
ING GET U.S. Core Portfolio - Series 6	346,626	3,276,039	(2,929,413)	44,663	2,003,966	(1,959,303)
ING GET U.S. Core Portfolio - Series 7	73,803	1,708,042	(1,634,239)	4,139	1,407,909	(1,403,770)
ING GET U.S. Core Portfolio - Series 8	72,599	717,373	(644,774)	3,785,943	589,195	3,196,748
ING GET U.S. Core Portfolio - Series 9	12,821	493,908	(481,087)	2,604,393	267,292	2,337,101
ING GET U.S. Core Portfolio - Series 10	63,543	566,967	(503,424)	2,201,782	26,163	2,175,619
ING GET U.S. Core Portfolio - Series 11	215,836	858,074	(642,238)	2,718,871	293,740	2,425,131
ING GET U.S. Core Portfolio - Series 12	6,491,180	2,117,985	4,373,195	-	-	-
ING GET U.S. Core Portfolio - Series 13	5,119,991	703,790	4,416,201	-	-	-
ING GET U.S. Core Portfolio - Series 14	8,524	-	8,524	-	-	-
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class I	816,102	1,521,547	(705,445)	968,886	1,209,074	(240,188)
ING VP Growth Portfolio - Class I	167,101	711,986	(544,885)	101,929	624,125	(522,196)
ING VP Index Plus LargeCap Portfolio - Class I	759,224	5,172,853	(4,413,629)	627,171	2,385,012	(1,757,841)
ING VP Index Plus MidCap Portfolio - Class I	83,080	220,170	(137,090)	88,345	173,630	(85,285)
ING VP Index Plus SmallCap Portfolio - Class I	74,547	210,429	(135,882)	127,318	105,604	21,714
ING VP International Equity Portfolio - Class I	220,418	611,643	(391,225)	603,639	493,272	110,367
ING VP Small Company Portfolio - Class I	449,407	1,391,310	(941,903)	382,466	1,231,241	(848,775)
ING VP Value Opportunity Portfolio - Class I	39,508	193,534	(154,026)	57,072	282,867	(225,795)
ING VP Value Opportunity Portfolio - Class S	512	40,156	(39,644)	147,449	2,903	144,546
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class I	48,880	28,893	19,987	10,628	79	10,549
ING VP High Yield Bond Portfolio - Class I	4,551,841	1,661,738	2,890,103	-	-	-
ING VP International Value Portfolio - Class I	207,675	110,561	97,114	166,870	110,767	56,103

140

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Variable Products Trust (continued):
ING VP MidCap Opportunities Portfolio - Class I	20,756	20,246	510	7,978	6,931	1,047
ING VP MidCap Opportunities Portfolio - Class S	35,984	367,426	(331,442)	96,196	202,042	(105,846)
ING VP Real Estate Portfolio - Class I	193,902	103,547	90,355	140,119	73,986	66,133
ING VP SmallCap Opportunities Portfolio - Class I	59,563	44,780	14,783	60,199	177,852	(117,653)
ING VP SmallCap Opportunities Portfolio - Class S	193,735	374,814	(181,079)	299,323	254,247	45,076
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I	772,060	3,381,954	(2,609,894)	657,701	1,329,855	(672,154)
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	1,126,889	2,599,443	(1,472,554)	1,060,596	1,517,043	(456,447)
ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I	17,777,519	17,763,395	14,124	10,871,993	8,899,937	1,972,056
ING VP Natural Resources Trust:
ING VP Natural Resources Trust	154,048	162,723	(8,675)	140,558	52,676	87,882
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	74,590	74,590	-	89,907	9,253,448	(9,163,541)
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	5,562	5,562	-	26,415	819,619	(793,204)
Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares	3	-	3	26,815	6,692,994	(6,666,179)
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	57,004	57,003	1	169,141	7,399,699	(7,230,558)
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares	91,729	91,729	-	146,619	11,080,434	(10,933,815)
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Growth and Income Portfolio - Class VC	68,004	156,273	(88,269)	246,411	168,534	77,877
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	40,441	169,160	(128,719)	345,492	203,706	141,786
MFS® Variable Insurance TrustSM:
MFS® Strategic Income Series	2,064	150,320	(148,256)	28,424	61,471	(33,047)
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Fund/VA Total	68,088	3,088,992	(3,020,904)	548,354	923,299	(374,945)
Oppenheimer Global Securities/VA	1,989	2,030	(41)	206,156	2,275,588	(2,069,432)
Oppenheimer Main Street Fund®/VA	113,387	5,519,682	(5,406,295)	230,573	1,335,796	(1,105,223)

141

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Oppenheimer Variable Account Funds (continued):
Oppenheimer Main Street Small Cap Fund®/VA	83,589	33,133	50,456	3,460	-	3,460
Oppenheimer Strategic Bond Fund/VA	56,977	57,032	(55)	675,728	4,613,488	(3,937,760)
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	146,416	62,050	84,366	130,830	39,747	91,083
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	215,251	145,135	70,116	269,584	48,415	221,169
Pioneer Fund VCT Portfolio - Class I	14,364	12,425	1,939	4,943	2,546	2,397
Pioneer High Yield VCT Portfolio - Class I	40,384	11,223	29,161	11,091	18,953	(7,862)
Pioneer Mid Cap Value VCT Portfolio - Class I	37,510	97,389	(59,879)	156,425	103,640	52,785
Wanger Advisors Trust:
Wanger Select	157,776	61,767	96,009	40,727	18,344	22,383
Wanger U.S. Smaller Companies	53,528	55,033	(1,505)	59,152	24,513	34,639

142

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

7. Unit Summary

A summary of units outstanding at December 31, 2006 follows:

Division/Contract	Units	Unit Value	Extended Value

AIM V.I. Capital Appreciation Fund - Series I Shares
Annuity contracts in payout	9,647.547	$11.49 to $12.95	$ 119,984
Contracts in accumulation period:
Non-Qualified V	9,922.940	10.41	103,298
Non-Qualified V (0.75)	72,694.221	10.82	786,551
Non-Qualified IX	1,299.361	10.21	13,266
Non-Qualified XII	4,994.502	10.78	53,841
	98,558.571		$ 1,076,940

AIM V.I. Core Equity Fund - Series I Shares
Annuity contracts in payout	14,949.461	$12.57 to $13.27	$ 197,850
Contracts in accumulation period:
Non-Qualified V	34,848.251	9.96	347,089
Non-Qualified V (0.75)	103,106.080	10.35	1,067,148
Non-Qualified IX	853.713	9.77	8,341
Non-Qualified XII	221.432	10.31	2,283
	153,978.937		$ 1,622,711

Calvert Social Balanced Portfolio
Contracts in accumulation period:
Non-Qualified V	5,431.625	$ 24.37	$ 132,369
Non-Qualified V (0.75)	22,681.639	25.73	583,599
Non-Qualified VII	46,852.849	13.48	631,576
Non-Qualified VIII	55,126.116	13.67	753,574
	130,092.229		$ 2,101,118

Federated American Leaders Fund II
Annuity contracts in payout	1,546.188	$ 30.69	$ 47,453
Contracts in accumulation period:
Non-Qualified VII	819,868.861	30.17	24,735,444
Non-Qualified VIII	107.597	21.90	2,356
	821,522.646		$ 24,785,253

Federated Capital Income Fund II
Contracts in accumulation period:
Annuity contracts in payout	579.943	$ 16.80	$ 9,743
Non-Qualified VII	183,289.679	16.52	3,027,945
Non-Qualified VIII	60.873	13.86	844
	183,930.495		$ 3,038,532

Federated Equity Income Fund II
Contracts in accumulation period:
Annuity contracts in payout	7,479.160	$ 14.60	$ 109,196
Non-Qualified VII	358,466.073	16.98	6,086,754
	365,945.233		$ 6,195,950

Federated Fund for U.S. Government Securities II
Contracts in accumulation period:
Non-Qualified VII	145,843.897	$ 16.35	$ 2,384,548
	145,843.897		$ 2,384,548

143

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Federated High Income Bond Fund II
Annuity contracts in payout	2,139.725	$ 19.91	$ 42,602
Contracts in accumulation period:
Non-Qualified VII	331,184.884	19.57	6,481,288
	333,324.609		$ 6,523,890

Federated International Equity Fund II
Annuity contracts in payout	1,139.089	$ 20.35	$ 23,180
Contracts in accumulation period:
Non-Qualified VII	191,000.144	20.00	3,820,003
Non-Qualified VIII	118.672	18.60	2,207
	192,257.905		$ 3,845,390

Federated Mid Cap Growth Strategies Fund II
Contracts in accumulation period:
Non-Qualified VII	253,185.314	$ 25.41	$ 6,433,439
	253,185.314		$ 6,433,439

Federated Prime Money Fund II
Contracts in accumulation period:
Non-Qualified VII	160,927.410	$ 13.06	$ 2,101,712
	160,927.410		$ 2,101,712

Fidelity® VIP Equity-Income Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	390,752.662	$ 26.50	$ 10,354,946
Non-Qualified V (0.75)	747,829.803	27.98	20,924,278
Non-Qualified VII	1,992,501.966	31.39	62,544,637
Non-Qualified VIII	495,273.367	22.74	11,262,516
Non-Qualified IX	16,563.181	25.86	428,324
Non-Qualified X	35,908.869	26.50	951,585
Non-Qualified XII	6,090.701	15.94	97,086
Non-Qualified XIII	1,684,052.691	15.46	26,035,455
Non-Qualified XIV	1,930,750.460	15.06	29,077,102
Non-Qualified XV	537,979.042	14.87	7,999,748
Non-Qualified XVI	632,444.967	14.25	9,012,341
Non-Qualified XVIII	131,926.101	13.85	1,827,176
Non-Qualified XIX	503,930.956	13.98	7,044,955
Non-Qualified XX	11,870.773	16.73	198,598
	9,117,875.539		$ 187,758,747

Fidelity® VIP Growth Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	248,284.753	$ 18.95	$ 4,704,996
Non-Qualified V (0.75)	455,287.989	20.01	9,110,313
Non-Qualified IX	8,618.849	18.49	159,363
Non-Qualified X	6,351.947	18.95	120,369
Non-Qualified XII	7,415.057	12.05	89,351
Non-Qualified XX	2,235.383	13.85	30,960
	728,193.978		$ 14,215,352

144

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Fidelity® VIP High Income Portfolio - Initial Class
Annuity contracts in payout	19,860.998	$10.55 to $12.08	$ 222,823
	19,860.998		$ 222,823

Fidelity® VIP Overseas Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	129,186.268	$ 20.71	$ 2,675,448
Non-Qualified V (0.75)	243,288.579	21.87	5,320,721
Non-Qualified IX	1,541.825	20.22	31,176
Non-Qualified X	17,028.895	20.71	352,668
Non-Qualified XII	720.571	15.20	10,953
Non-Qualified XX	7,070.145	18.70	132,212
	398,836.283		$ 8,523,178

Fidelity® VIP Contrafund® Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	603,500.339	$ 31.94	$ 19,275,801
Non-Qualified V (0.75)	1,070,930.979	33.72	36,111,793
Non-Qualified VII	2,031,366.793	34.95	70,996,269
Non-Qualified VIII	414,221.958	28.30	11,722,481
Non-Qualified IX	22,815.134	31.18	711,376
Non-Qualified X	24,115.080	31.94	770,236
Non-Qualified XII	96,425.939	18.77	1,809,915
Non-Qualified XIII	2,563,000.455	17.46	44,749,988
Non-Qualified XIV	2,663,915.219	17.02	45,339,837
Non-Qualified XV	807,318.868	16.80	13,562,957
Non-Qualified XVI	754,711.393	13.33	10,060,303
Non-Qualified XVIII	217,382.329	12.95	2,815,101
Non-Qualified XIX	651,276.109	13.08	8,518,692
Non-Qualified XX	55,171.453	17.95	990,328
Non-Qualified XXII	2,363.960	10.91	25,791
	11,978,516.008		$ 267,460,868

Fidelity® VIP Index 500 Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified VII	1,644,684.669	$ 26.13	$ 42,975,610
Non-Qualified VIII	302,826.561	22.03	6,671,269
	1,947,511.230		$ 49,646,879

Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified VII	70,533.788	$ 17.16	$ 1,210,360
	70,533.788		$ 1,210,360

Franklin Small Cap Value Securities Fund - Class 2
Contracts in accumulation period:
Non-Qualified V	76,451.538	$ 18.25	$ 1,395,241
Non-Qualified V (0.75)	182,313.257	18.76	3,420,197
Non-Qualified IX	2,890.014	18.01	52,049
Non-Qualified XII	828.254	18.71	15,497
Non-Qualified XX	4,657.871	18.39	85,658
	267,140.934		$ 4,968,642

145

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Mutual Shares Securities Fund - Class 2
Contracts in accumulation period:
Non-Qualified XIII	47,950.005	$ 10.91	$ 523,135
Non-Qualified XIV	148,630.443	10.89	1,618,586
Non-Qualified XV	17,738.983	10.88	193,000
Non-Qualified XVI	13,640.322	10.88	148,407
Non-Qualified XVIII	15,279.108	10.84	165,626
Non-Qualified XIX	101,765.838	10.86	1,105,177
	345,004.699		$ 3,753,931

ING GET Fund - Series Q
Contracts in accumulation period:
Non-Qualified VII	42,449.758	$ 10.69	$ 453,788
Non-Qualified VIII	14,556.577	10.78	156,920
Non-Qualified XIII	428,240.131	10.94	4,684,947
Non-Qualified XIV	298,730.668	10.78	3,220,317
Non-Qualified XV	30,933.253	10.69	330,676
Non-Qualified XVI	742,537.187	10.67	7,922,872
Non-Qualified XVIII	211,196.244	10.42	2,200,665
Non-Qualified XIX	645,229.403	10.50	6,774,909
	2,413,873.221		$ 25,745,094

ING GET Fund - Series R
Contracts in accumulation period:
Non-Qualified VII	60,492.609	$ 11.08	$ 670,258
Non-Qualified VIII	6,184.409	11.16	69,018
Non-Qualified XIII	355,048.216	11.32	4,019,146
Non-Qualified XIV	215,622.514	11.16	2,406,347
Non-Qualified XV	30,249.190	11.08	335,161
Non-Qualified XVI	538,383.052	11.05	5,949,133
Non-Qualified XVIII	185,858.873	10.81	2,009,134
Non-Qualified XIX	582,604.797	10.89	6,344,566
	1,974,443.660		$ 21,802,763

ING GET Fund - Series S
Contracts in accumulation period:
Non-Qualified V	12,978.814	$ 11.25	$ 146,012
Non-Qualified V (0.75)	71,246.944	11.51	820,052
Non-Qualified VII	166,359.573	11.05	1,838,273
Non-Qualified VIII	34,094.581	11.13	379,473
Non-Qualified XIII	226,213.301	11.28	2,551,686
Non-Qualified XIV	207,916.956	11.13	2,314,116
Non-Qualified XV	52,220.227	11.05	577,034
Non-Qualified XVI	551,078.967	11.03	6,078,401
Non-Qualified XVIII	228,986.578	10.80	2,473,055
Non-Qualified XIX	663,458.949	10.87	7,211,799
	2,214,554.890		$ 24,389,901

146

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET Fund - Series T
Contracts in accumulation period:
Non-Qualified VII	79,202.510	$ 10.99	$ 870,436
Non-Qualified VIII	21,591.566	11.06	238,803
Non-Qualified XIII	239,990.500	11.20	2,687,894
Non-Qualified XIV	130,250.259	11.06	1,440,568
Non-Qualified XV	77,541.414	10.99	852,180
Non-Qualified XVI	581,466.093	10.96	6,372,868
Non-Qualified XVIII	155,655.514	10.75	1,673,297
Non-Qualified XIX	609,998.494	10.82	6,600,184
	1,895,696.350		$ 20,736,230

ING GET Fund - Series U
Contracts in accumulation period:
Non-Qualified VII	35,151.851	$ 11.21	$ 394,052
Non-Qualified VIII	9,745.832	11.28	109,933
Non-Qualified XIII	234,958.283	11.42	2,683,224
Non-Qualified XIV	106,750.336	11.28	1,204,144
Non-Qualified XV	36,194.202	11.21	405,737
Non-Qualified XVI	715,155.996	11.19	8,002,596
Non-Qualified XVIII	133,816.567	10.98	1,469,306
Non-Qualified XIX	485,933.661	11.05	5,369,567
	1,757,706.728		$ 19,638,559

ING GET Fund - Series V
Contracts in accumulation period:
Non-Qualified VII	76,180.077	$ 9.90	$ 754,183
Non-Qualified VIII	17,290.064	9.96	172,209
Non-Qualified XIII	316,324.321	10.07	3,185,386
Non-Qualified XIV	144,310.216	9.96	1,437,330
Non-Qualified XV	77,817.743	9.90	770,396
Non-Qualified XVI	1,134,993.048	9.88	11,213,731
Non-Qualified XVIII	118,734.573	9.71	1,152,913
Non-Qualified XIX	1,231,572.281	9.77	12,032,461
	3,117,222.323		$ 30,718,609

ING AllianceBernstein Mid Cap Growth
Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	13,140.954	$ 12.53	$ 164,656
Non-Qualified V (0.75)	30,827.347	12.64	389,658
Non-Qualified IX	240.852	12.48	3,006
Non-Qualified XX	1,529.656	12.60	19,274
	45,738.809		$ 576,594

147

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING American Funds Growth Portfolio
Annuity contracts in payout	121,636.389	$ 13.33	$ 1,621,413
Contracts in accumulation period:
Non-Qualified XIII	788,860.469	13.06	10,302,518
Non-Qualified XIV	630,881.609	12.98	8,188,843
Non-Qualified XV	257,030.319	12.94	3,325,972
Non-Qualified XVI	311,106.635	12.92	4,019,498
Non-Qualified XVIII	99,587.888	12.80	1,274,725
Non-Qualified XIX	252,206.607	12.84	3,238,333
	2,461,309.916		$ 31,971,302

ING American Funds Growth-Income Portfolio
Annuity contracts in payout	170,013.166	$ 12.53	$ 2,130,265
Contracts in accumulation period:
Non-Qualified XIII	641,966.766	12.28	7,883,352
Non-Qualified XIV	804,970.271	12.20	9,820,637
Non-Qualified XV	346,846.531	12.16	4,217,654
Non-Qualified XVI	195,962.060	12.15	2,380,939
Non-Qualified XVIII	101,812.934	12.03	1,224,810
Non-Qualified XIX	255,885.064	12.07	3,088,533
	2,517,456.792		$ 30,746,190

ING American Funds International Portfolio
Annuity contracts in payout	56,121.935	$ 15.16	$ 850,809
Contracts in accumulation period:
Non-Qualified XIII	531,720.015	14.89	7,917,311
Non-Qualified XIV	701,548.466	14.80	10,382,917
Non-Qualified XV	217,631.102	14.75	3,210,059
Non-Qualified XVI	216,023.566	14.73	3,182,027
Non-Qualified XVIII	97,070.331	14.59	1,416,256
Non-Qualified XIX	274,663.005	14.64	4,021,066
	2,094,778.420		$ 30,980,445

ING BlackRock Large Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	31,115.539	$ 12.38	$ 385,210
Non-Qualified XIV	56,471.743	12.32	695,732
Non-Qualified XV	10,327.755	12.29	126,928
Non-Qualified XVI	21,865.111	12.28	268,504
Non-Qualified XVIII	4,032.937	12.18	49,121
Non-Qualified XIX	8,246.631	12.21	100,691
	132,059.716		$ 1,626,186

ING Evergreen Health Sciences Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	6,052.801	$ 12.60	$ 76,265
Non-Qualified V (0.75)	37,990.882	12.71	482,864
Non-Qualified XX	205.986	12.67	2,610
	44,249.669		$ 561,739

148

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Evergreen Omega Portfolio - Institutional Class
Annuity contracts in payout	87,994.660	$10.79 to $11.30	$ 993,974
Contracts in accumulation period:
Non-Qualified VII	371,565.507	10.62	3,946,026
Non-Qualified VIII	2,884.667	10.64	30,693
Non-Qualified XIII	212,780.775	11.92	2,536,347
Non-Qualified XIV	265,687.895	11.86	3,151,058
Non-Qualified XV	139,308.671	11.83	1,648,022
Non-Qualified XVI	63,144.548	11.82	746,369
Non-Qualified XVIII	48,619.459	11.73	570,306
Non-Qualified XIX	66,110.873	11.76	777,464
	1,258,097.055		$ 14,400,259

ING FMRSM Diversified Mid Cap
Portfolio - Institutional Class
Annuity contracts in payout	180,106.756	$ 9.94	$ 1,790,261
Contracts in accumulation period:
Non-Qualified VII	661,410.873	9.86	6,521,511
Non-Qualified VIII	229,475.589	9.87	2,264,924
Non-Qualified XIII	625,810.447	9.89	6,189,265
Non-Qualified XIV	667,245.719	9.87	6,585,715
Non-Qualified XV	158,234.183	9.86	1,560,189
Non-Qualified XVI	173,663.242	9.85	1,710,583
Non-Qualified XVIII	95,740.526	9.82	940,172
Non-Qualified XIX	140,674.155	9.83	1,382,827
	2,932,361.490		$ 28,945,447

ING FMRSM Diversified Mid Cap Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	21,887.575	$ 13.07	$ 286,071
Non-Qualified V (0.75)	62,389.174	13.18	822,289
Non-Qualified IX	3,956.535	13.01	51,475
Non-Qualified XII	12,399.384	13.17	163,300
Non-Qualified XX	24,439.859	13.13	320,895
	125,072.527		$ 1,644,030

ING FMRSM Large Cap Growth
Portfolio - Institutional Class
Annuity contracts in payout	98,353.139	$ 10.71	$ 1,053,362
Contracts in accumulation period:
Non-Qualified VII	3,186,485.580	10.04	31,992,315
Non-Qualified VIII	418,621.803	10.06	4,211,335
Non-Qualified XIII	1,280,434.039	10.77	13,790,275
Non-Qualified XIV	1,283,910.549	10.71	13,750,682
Non-Qualified XV	387,223.407	10.69	4,139,418
Non-Qualified XVI	388,421.079	10.68	4,148,337
Non-Qualified XVIII	128,758.551	10.60	1,364,841
Non-Qualified XIX	355,167.797	10.62	3,771,882
	7,527,375.944		$ 78,222,447

149

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING FMRSM Mid Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	313.976	$ 9.83	$ 3,086
Non-Qualified XIV	1,609.541	9.81	15,790
Non-Qualified XV	5,112.663	9.80	50,104
Non-Qualified XVI	537.484	9.80	5,267
Non-Qualified XVIII	984.861	9.77	9,622
Non-Qualified XIX	2,610.615	9.78	25,532
	11,169.140		$ 109,401

ING Franklin Income Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	63,272.718	$ 10.96	$ 693,469
Non-Qualified XIV	80,342.771	10.94	878,950
Non-Qualified XV	33,372.916	10.93	364,766
Non-Qualified XVI	47,431.591	10.92	517,953
Non-Qualified XVIII	16,200.655	10.89	176,425
Non-Qualified XIX	154,523.883	10.90	1,684,310
	395,144.534		$ 4,315,873

ING Global Real Estate Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	70,365.760	$ 13.67	$ 961,900
Non-Qualified XIV	12,418.046	13.64	169,382
Non-Qualified XV	18,345.565	13.62	249,867
Non-Qualified XVI	24,380.841	13.62	332,067
Non-Qualified XVIII	11,300.886	13.58	153,466
Non-Qualified XIX	11,025.899	13.59	149,842
	147,836.997		$ 2,016,524

ING Global Resources Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	58,434.901	$ 9.96	$ 582,012
Non-Qualified XIV	39,399.017	9.94	391,626
Non-Qualified XV	17,201.284	9.93	170,809
Non-Qualified XVI	23,941.586	9.92	237,501
Non-Qualified XVIII	6,435.932	9.89	63,651
Non-Qualified XIX	16,613.138	9.90	164,470
	162,025.858		$ 1,610,069

150

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan Emerging Markets Equity
Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified VII	231,336.066	$ 14.73	$ 3,407,580
Non-Qualified VIII	23,921.038	14.76	353,075
Non-Qualified XIII	21,252.132	11.42	242,699
Non-Qualified XIV	7,879.966	11.40	89,832
Non-Qualified XV	11,376.769	11.39	129,581
Non-Qualified XVI	17,156.658	11.38	195,243
Non-Qualified XVIII	1,018.450	11.35	11,559
Non-Qualified XIX	5,076.886	11.36	57,673
	319,017.965		$ 4,487,242

ING JPMorgan Emerging Markets Equity
Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	43,809.750	$ 17.98	$ 787,699
Non-Qualified V (0.75)	280,745.295	18.13	5,089,912
Non-Qualified IX	18,581.799	17.90	332,614
Non-Qualified XX	6,331.079	18.07	114,403
	349,467.923		$ 6,324,628

ING JPMorgan Small Cap Core Equity
Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified XIII	172,618.227	$ 13.25	$ 2,287,192
Non-Qualified XIV	166,053.898	13.19	2,190,251
Non-Qualified XV	44,227.930	13.15	581,597
Non-Qualified XVI	51,886.048	13.14	681,783
Non-Qualified XVIII	15,431.152	13.04	201,222
Non-Qualified XIX	73,342.674	13.07	958,589
	523,559.929		$ 6,900,634

ING JPMorgan Small Cap Core Equity
Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	4,012.232	$ 13.01	$ 52,199
Non-Qualified V (0.75)	21,119.476	13.12	277,088
Non-Qualified XX	2,199.494	13.08	28,769
	27,331.202		$ 358,056

ING JPMorgan Value Opportunities
Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified XIII	1,058,261.067	$ 12.76	$ 13,503,411
Non-Qualified XIV	990,414.949	12.69	12,568,366
Non-Qualified XV	293,319.042	12.66	3,713,419
Non-Qualified XVI	441,031.858	12.65	5,579,053
Non-Qualified XVIII	115,164.974	12.55	1,445,320
Non-Qualified XIX	357,959.476	12.59	4,506,710
	3,256,151.366		$ 41,316,279

151

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan Value Opportunities Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified VII	258,379.364	$ 12.59	$ 3,252,996
Non-Qualified VIII	22,946.966	12.62	289,591
	281,326.330		$ 3,542,587

ING Julius Baer Foreign Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	16,949.079	$ 16.98	$ 287,795
Non-Qualified V (0.75)	316,711.252	17.21	5,450,601
Non-Qualified IX	26.507	16.87	447
Non-Qualified XIII	336,503.780	10.86	3,654,431
Non-Qualified XIV	119,793.389	10.84	1,298,560
Non-Qualified XV	82,997.629	10.83	898,864
Non-Qualified XVI	123,278.652	10.83	1,335,108
Non-Qualified XVIII	64,719.472	10.79	698,323
Non-Qualified XIX	19,852.762	10.80	214,410
Non-Qualified XX	2,528.974	17.12	43,296
	1,083,361.496		$ 13,881,835

ING Legg Mason Value Portfolio - Institutional Class
Annuity contracts in payout	177,177.619	$ 12.46	$ 2,207,633
Contracts in accumulation period:
Non-Qualified XIII	644,824.455	12.20	7,866,858
Non-Qualified XIV	973,370.733	12.12	11,797,253
Non-Qualified XV	401,590.851	12.08	4,851,217
Non-Qualified XVI	176,588.862	12.06	2,129,662
Non-Qualified XVIII	56,437.897	11.95	674,433
Non-Qualified XIX	206,110.781	11.99	2,471,268
	2,636,101.198		$ 31,998,324

ING Legg Mason Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	3,092.031	$ 12.08	$ 37,352
Non-Qualified V (0.75)	43,045.148	12.18	524,290
Non-Qualified XX	737.619	12.14	8,955
	46,874.798		$ 570,597

ING LifeStyle Aggressive Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	21,109.267	$ 12.38	261,333
Non-Qualified XIV	42,860.165	12.33	528,466
Non-Qualified XV	11,252.975	12.31	138,524
Non-Qualified XVI	9,432.957	12.30	116,025
Non-Qualified XIX	15,925.580	12.25	195,088
	100,580.944		1,239,436

152

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING LifeStyle Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	171,376.488	$ 11.98	$ 2,053,090
Non-Qualified XIV	146,098.622	11.93	1,742,957
Non-Qualified XV	80,756.868	11.91	961,814
Non-Qualified XVI	93,833.542	11.90	1,116,619
Non-Qualified XVIII	113,360.549	11.83	1,341,055
Non-Qualified XIX	132,550.685	11.85	1,570,726
	737,976.754		$ 8,786,261

ING LifeStyle Moderate Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	290,252.412	$ 11.63	$ 3,375,636
Non-Qualified XIV	338,282.434	11.58	3,917,311
Non-Qualified XV	76,688.928	11.56	886,524
Non-Qualified XVI	261,810.648	11.55	3,023,913
Non-Qualified XVIII	78,665.963	11.48	903,085
Non-Qualified XIX	148,682.445	11.50	1,709,848
	1,194,382.830		$ 13,816,317

ING LifeStyle Moderate Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	119,485.635	$ 11.34	$ 1,354,967
Non-Qualified XIV	316,791.532	11.29	3,576,576
Non-Qualified XV	113,922.676	11.27	1,283,909
Non-Qualified XVI	148,401.342	11.26	1,670,999
Non-Qualified XVIII	44,156.046	11.19	494,106
Non-Qualified XIX	181,613.705	11.22	2,037,706
	924,370.936		$ 10,418,263

ING Lord Abbett Affiliated Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified V	3,699.408	$ 10.79	$ 39,917
Non-Qualified V (0.75)	462.567	10.83	5,010
	4,161.975		$ 44,927

ING Lord Abbett Affiliated Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	6,195.030	$ 10.82	$ 67,030
Non-Qualified XIV	49,788.656	10.80	537,717
Non-Qualified XV	22,621.021	10.79	244,081
Non-Qualified XVI	15,519.209	10.79	167,452
Non-Qualified XVIII	497.190	10.75	5,345
Non-Qualified XIX	4,579.797	10.77	49,324
	99,200.903		$ 1,070,949

153

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING MarketPro Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XV	1,958.410	$ 10.45	$ 20,465
	1,958.410		$ 20,465

ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	13,390.432	$ 11.80	$ 158,007
Non-Qualified V (0.75)	30,456.902	11.90	362,437
Non-Qualified XIII	18,994.343	10.11	192,033
Non-Qualified XIV	7,359.747	10.09	74,260
Non-Qualified XV	3,747.411	10.08	37,774
Non-Qualified XVI	4,273.523	10.08	43,077
Non-Qualified XVIII	2,804.419	10.05	28,184
Non-Qualified XIX	2,173.750	10.06	21,868
	83,200.527		$ 917,640

ING Marsico International Opportunities
Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	15,977.665	$ 15.22	$ 243,180
Non-Qualified V (0.75)	82,641.042	15.35	1,268,540
Non-Qualified VII	182,540.129	10.69	1,951,354
Non-Qualified VIII	13,425.135	10.70	143,649
Non-Qualified IX	3,703.912	15.16	56,151
Non-Qualified XII	1,619.387	15.34	24,841
Non-Qualified XIII	243,015.839	15.30	3,718,142
Non-Qualified XIV	184,872.819	15.22	2,813,764
Non-Qualified XV	53,515.060	15.18	812,359
Non-Qualified XVI	84,239.773	15.17	1,277,917
Non-Qualified XVIII	19,715.559	15.06	296,916
Non-Qualified XIX	66,928.619	15.09	1,009,953
Non-Qualified XX	120.479	15.30	1,843
	952,315.418		$ 13,618,609

ING MFS Total Return Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified VII	2,103,047.402	$ 11.53	$ 24,248,137
Non-Qualified VIII	584,339.014	11.56	6,754,959
Non-Qualified XIII	2,289,414.558	11.62	26,602,997
Non-Qualified XIV	2,874,990.044	11.56	33,234,885
Non-Qualified XV	882,542.133	11.53	10,175,711
Non-Qualified XVI	1,085,679.131	11.52	12,507,024
Non-Qualified XVIII	176,475.024	11.43	2,017,110
Non-Qualified XIX	704,486.808	11.46	8,073,419
	10,700,974.114		$ 123,614,242

154

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	27,328.310	$ 13.92	$ 380,410
Non-Qualified V (0.75)	81,054.788	14.17	1,148,546
Non-Qualified IX	681.190	14.37	9,789
Non-Qualified X	947.930	13.92	13,195
Non-Qualified XII	2,064.733	14.15	29,216
Non-Qualified XX	5,429.750	14.07	76,397
	117,506.701		$ 1,657,553

ING MFS Utilities Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	12,745.560	$ 14.74	$ 187,870
Non-Qualified V (0.75)	65,923.600	14.86	979,625
Non-Qualified IX	2,285.450	14.68	33,550
	80,954.610		$ 1,201,045

ING Oppenheimer Main Street Portfolio® - Institutional Class
Annuity contracts in payout	3,238.148	$ 12.19	$ 39,473
Contracts in accumulation period:
Non-Qualified VII	53,331.457	12.55	669,310
Non-Qualified VIII	12,734.913	12.58	160,205
Non-Qualified XIII	38,762.635	12.64	489,960
Non-Qualified XIV	57,034.401	12.58	717,493
Non-Qualified XV	15,518.421	12.55	194,756
Non-Qualified XVI	26,216.833	12.54	328,759
Non-Qualified XVIII	11,617.979	12.44	144,528
Non-Qualified XIX	27,882.049	12.47	347,689
	246,336.836		$ 3,092,173

ING Oppenheimer Main Street Portfolio® - Service Class
Contracts in accumulation period:
Non-Qualified V (0.75)	13,332.004	$ 12.57	$ 167,583
	13,332.004		$ 167,583

ING PIMCO High Yield Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	18,216.862	$ 11.28	$ 205,486
Non-Qualified V (0.75)	113,284.002	11.37	1,288,039
Non-Qualified VII	201,989.681	11.29	2,280,463
Non-Qualified VIII	5,994.184	11.32	67,854
Non-Qualified IX	5,216.875	11.23	58,586
Non-Qualified XX	819.494	11.33	9,285
Non-Qualified XXII	822.354	10.55	8,676
	346,343.452		$ 3,918,389

155

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Pioneer Fund Portfolio - Institutional Class
Annuity contracts in payout	351,040.264	$11.79 to $12.71	$ 4,392,039
Contracts in accumulation period:
Non-Qualified V	4,375.309	10.79	47,210
Non-Qualified V (0.75)	3,380.655	10.83	36,612
Non-Qualified IX	234.297	10.78	2,526
Non-Qualified XIII	459,403.103	12.77	5,866,578
Non-Qualified XIV	702,556.564	12.71	8,929,494
Non-Qualified XV	264,561.976	12.68	3,354,646
Non-Qualified XVI	92,003.110	12.67	1,165,679
Non-Qualified XVIII	44,031.235	12.57	553,473
Non-Qualified XIX	156,319.648	12.60	1,969,628
	2,077,906.161		$ 26,317,885

ING Pioneer Mid Cap Value Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified V (0.75)	3,417.666	$ 10.63	$ 36,330
	3,417.666		$ 36,330

ING Pioneer Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	10,637.263	$ 10.58	$ 112,542
Non-Qualified XIV	7,067.654	10.55	74,564
Non-Qualified XV	3,071.882	10.54	32,378
Non-Qualified XVI	10,567.589	10.54	111,382
Non-Qualified XIX	1,249.558	10.52	13,145
	32,593.946		$ 344,011

ING T. Rowe Price Capital Appreciation
Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	137,634.102	$ 12.38	$ 1,703,910
Non-Qualified V (0.75)	285,151.316	12.48	3,558,688
Non-Qualified IX	11,284.425	12.33	139,137
Non-Qualified XII	796.014	12.47	9,926
Non-Qualified XX	31,534.575	12.44	392,290
	466,400.432		$ 5,803,951

ING T. Rowe Price Equity Income Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	71,222.485	$ 16.68	$ 1,187,991
Non-Qualified V (0.75)	210,381.993	16.98	3,572,286
Non-Qualified IX	245.711	17.57	4,317
Non-Qualified XIII	37,896.425	11.08	419,892
Non-Qualified XIV	19,203.293	11.05	212,196
Non-Qualified XV	6,126.274	11.04	67,634
Non-Qualified XVI	31,478.958	11.04	347,528
Non-Qualified XVIII	3,936.894	11.01	43,345
Non-Qualified XIX	26,114.149	11.02	287,778
Non-Qualified XX	12,308.019	16.86	207,513
	418,914.201		$ 6,350,480

156

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Templeton Global Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	15,467.436	$ 11.15	$ 172,462
Non-Qualified XIV	11,917.913	11.12	132,527
Non-Qualified XV	10,396.003	11.11	115,500
Non-Qualified XVI	8,273.869	11.11	91,923
Non-Qualified XVIII	9,715.958	11.08	107,653
Non-Qualified XIX	6,442.696	11.09	71,449
	62,213.875		$ 691,514

ING UBS U.S. Allocation Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	119,509.967	$ 11.94	$ 1,426,949
Non-Qualified XIV	279,585.175	11.87	3,318,676
Non-Qualified XV	36,731.638	11.84	434,903
Non-Qualified XVI	88,211.167	11.83	1,043,538
Non-Qualified XVIII	12,541.216	11.74	147,234
Non-Qualified XIX	67,015.426	11.77	788,772
	603,594.589		$ 7,160,072

ING Van Kampen Growth and Income
Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	27,501.022	$ 12.65	$ 347,888
Non-Qualified V (0.75)	85,163.001	12.76	1,086,680
Non-Qualified IX	661.095	12.60	8,330
Non-Qualified XII	935.278	12.75	11,925
Non-Qualified XX	1,680.242	12.71	21,356
	115,940.638		$ 1,476,179

ING Van Kampen Real Estate Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	19,761.658	$ 12.30	$ 243,068
Non-Qualified V (0.75)	63,152.013	12.34	779,296
Non-Qualified IX	2,567.721	12.28	31,532
Non-Qualified XII	233.496	12.34	2,881
Non-Qualified XX	1,569.233	12.32	19,333
Non-Qualified XXII	280.204	11.88	3,329
	87,564.325		$ 1,079,439

157

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus International Equity
Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	4,148.431	$ 10.86	$ 45,052
Non-Qualified V (0.75)	16,921.517	10.90	184,445
Non-Qualified VII	745,956.188	10.91	8,138,382
Non-Qualified VIII	86,957.084	10.92	949,571
Non-Qualified XIII	2,891.707	10.94	31,635
Non-Qualified XIV	12,411.597	10.92	135,535
Non-Qualified XV	2,752.226	10.91	30,027
Non-Qualified XVI	5,532.426	10.90	60,303
Non-Qualified XVIII	2,431.204	10.87	26,427
Non-Qualified XIX	6,944.047	10.88	75,551
	886,946.427		$ 9,676,928

ING Wells Fargo Mid Cap Disciplined
Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	5.663	$ 10.75	$ 61
Non-Qualified V (0.75)	725.416	10.79	7,827
Non-Qualified XII	933.104	10.79	10,068
Non-Qualified XIII	2,131.969	10.69	22,791
Non-Qualified XIV	2,406.500	10.67	25,677
Non-Qualified XV	1,549.638	10.66	16,519
Non-Qualified XVI	10,446.607	10.65	111,256
Non-Qualified XIX	2,894.499	10.63	30,769
	21,093.396		$ 224,968

ING Wells Fargo Small Cap Disciplined
Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	4,563.669	$ 10.51	$ 47,964
Non-Qualified V (0.75)	4,619.984	10.55	48,741
Non-Qualified XII	21.538	10.54	227
Non-Qualified XIII	990.269	10.47	10,368
Non-Qualified XIV	10,535.887	10.45	110,100
Non-Qualified XV	4,396.132	10.44	45,896
Non-Qualified XVI	3,562.076	10.44	37,188
Non-Qualified XIX	7,049.178	10.42	73,452
	35,738.733		$ 373,936

ING American Century Large Company Value
Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	4,045.634	$ 12.99	$ 52,553
Non-Qualified V (0.75)	10,140.287	13.30	134,866
	14,185.921		$ 187,419

158

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING American Century Select Portfolio - Initial Class
Annuity contracts in payout	354,894.636	$10.18 to $10.26	$ 3,613,034
Contracts in accumulation period:
Non-Qualified V	242,952.899	9.87	2,397,945
Non-Qualified V (0.75)	258,505.928	9.96	2,574,719
Non-Qualified VII	1,188,975.979	10.40	12,365,350
Non-Qualified VIII	152,149.004	10.43	1,586,914
Non-Qualified IX	4,861.648	9.82	47,741
Non-Qualified X	10,550.687	9.87	104,135
Non-Qualified XII	2,453.793	9.96	24,440
Non-Qualified XIII	872,524.052	10.48	9,144,052
Non-Qualified XIV	1,168,100.022	10.43	12,183,283
Non-Qualified XV	385,818.964	10.40	4,012,517
Non-Qualified XVI	97,741.907	10.39	1,015,538
Non-Qualified XVIII	45,238.582	10.31	466,410
Non-Qualified XIX	99,090.463	10.34	1,024,595
Non-Qualified XX	882.271	9.93	8,761
	4,884,740.835		$ 50,569,434

ING American Century Small-Mid Cap Value
Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	19,668.923	$ 15.74	$ 309,589
Non-Qualified V (0.75)	74,089.209	16.11	1,193,577
Non-Qualified IX	618.821	15.55	9,623
Non-Qualified XII	679.500	16.07	10,920
Non-Qualified XX	6,920.311	18.32	126,780
	101,976.764		$ 1,650,489

ING Baron Asset Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	243.622	$ 10.09	$ 2,458
Non-Qualified V (0.75)	416.461	10.12	4,215
	660.083		$ 6,673

ING Baron Small Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	44,010.928	$ 17.46	$ 768,431
Non-Qualified V (0.75)	153,595.184	17.87	2,744,746
Non-Qualified IX	2,534.384	17.25	43,718
Non-Qualified XII	758.580	17.83	13,525
Non-Qualified XIII	137,397.271	10.11	1,389,086
Non-Qualified XIV	71,496.734	10.09	721,402
Non-Qualified XV	48,654.522	10.08	490,438
Non-Qualified XVI	65,239.095	10.08	657,610
Non-Qualified XVIII	2,977.529	10.05	29,924
Non-Qualified XIX	9,302.055	10.06	93,579
Non-Qualified XX	5,516.812	19.69	108,626
	541,483.094		$ 7,061,085

159

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Columbia Small Cap Value II Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V (0.75)	2,599.144	$ 10.10	$ 26,251
Non-Qualified XIII	145,330.367	10.08	1,464,930
Non-Qualified XIV	63,674.125	10.06	640,562
Non-Qualified XV	44,497.102	10.05	447,196
Non-Qualified XVI	63,968.916	10.05	642,888
Non-Qualified XVIII	2,376.417	10.02	23,812
Non-Qualified XIX	4,824.302	10.03	48,388
	327,270.373		$ 3,294,027

ING Davis Venture Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	18,413.957	$ 13.15	$ 242,144
Non-Qualified V (0.75)	59,333.296	13.46	798,626
Non-Qualified IX	65.523	12.68	831
Non-Qualified XIII	12,159.693	10.98	133,513
Non-Qualified XIV	19,536.693	10.96	214,122
Non-Qualified XV	14,731.503	10.95	161,310
Non-Qualified XVI	22,077.772	10.95	241,752
Non-Qualified XVIII	9,975.350	10.91	108,831
Non-Qualified XIX	16,558.933	10.92	180,824
Non-Qualified XX	56.920	15.96	908
	172,909.640		$ 2,082,861

ING Fundamental Research Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	820.802	$ 12.70	$ 10,424
Non-Qualified V (0.75)	1,079.695	13.00	14,036
	1,900.497		$ 24,460

ING Goldman Sachs® Capital Growth
Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	7,464.296	$ 11.38	$ 84,944
Non-Qualified V (0.75)	14,964.068	11.65	174,331
Non-Qualified XII	873.069	11.62	10,145
Non-Qualified XX	933.732	13.68	12,773
	24,235.165		$ 282,193

160

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan International Portfolio - Initial Class
Annuity contracts in payout	158,390.615	$14.70 to $17.47	$ 2,741,290
Contracts in accumulation period:
Non-Qualified V	182,613.307	30.07	5,491,182
Non-Qualified V (0.75)	165,940.248	31.74	5,266,943
Non-Qualified VII	246,552.995	16.41	4,045,935
Non-Qualified VIII	59,182.877	16.64	984,803
Non-Qualified IX	4,547.845	29.34	133,434
Non-Qualified X	3,422.342	30.07	102,910
Non-Qualified XII	4,094.064	14.64	59,937
Non-Qualified XIII	710,270.209	13.52	9,602,853
Non-Qualified XIV	685,770.777	13.18	9,038,459
Non-Qualified XV	207,477.786	13.01	2,699,286
Non-Qualified XVI	217,826.170	11.09	2,415,692
Non-Qualified XVIII	109,797.611	10.78	1,183,618
Non-Qualified XIX	144,649.570	10.88	1,573,787
Non-Qualified XX	1,339.097	17.51	23,448
	2,901,875.513		$ 45,363,577

ING JPMorgan Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	36,505.168	$ 17.29	$ 631,174
Non-Qualified V (0.75)	101,688.605	17.70	1,799,888
Non-Qualified IX	5,495.686	17.09	93,921
Non-Qualified XX	12,185.780	19.74	240,547
	155,875.239		$ 2,765,530

ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class
Annuity contracts in payout	129,831.953	$11.58 to $12.39	$ 1,504,393
Contracts in accumulation period:
Non-Qualified V	246,322.817	17.08	4,207,194
Non-Qualified V (0.75)	199,069.051	18.04	3,591,206
Non-Qualified VII	1,248,173.664	16.27	20,307,786
Non-Qualified VIII	215,783.487	11.18	2,412,459
Non-Qualified IX	6,923.168	16.67	115,409
Non-Qualified X	8,232.181	17.08	140,606
Non-Qualified XII	944.743	9.84	9,296
Non-Qualified XIII	361,845.914	9.31	3,368,785
Non-Qualified XIV	441,322.994	9.07	4,002,800
Non-Qualified XV	143,266.366	8.96	1,283,667
Non-Qualified XVI	127,055.273	6.29	799,178
Non-Qualified XVIII	43,973.033	6.11	268,675
Non-Qualified XIX	78,244.078	6.17	482,766
Non-Qualified XX	1,078.769	16.44	17,735
	3,252,067.491		$ 42,511,955

161

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Lord Abbett U.S. Government Securities
Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified VII	100,954.709	$ 10.43	$ 1,052,958
Non-Qualified VIII	54.642	10.44	570
Non-Qualified XIII	252,691.933	10.46	2,643,158
Non-Qualified XIV	339,649.698	10.44	3,545,943
Non-Qualified XV	123,302.548	10.43	1,286,046
Non-Qualified XVI	162,046.552	10.42	1,688,525
Non-Qualified XVIII	36,933.989	10.39	383,744
Non-Qualified XIX	91,231.623	10.40	948,809
	1,106,865.694		$ 11,549,753

ING Neuberger Berman Partners Portfolio - Initial Class
Annuity contracts in payout	715,447.123	$10.42 to $10.49	$ 7,491,875
Contracts in accumulation period:
Non-Qualified VII	1,119,615.996	10.33	11,565,633
Non-Qualified VIII	376,866.713	10.34	3,896,802
Non-Qualified XIII	680,597.864	10.36	7,050,994
Non-Qualified XIV	1,060,155.845	10.34	10,962,011
Non-Qualified XV	344,571.717	10.33	3,559,426
Non-Qualified XVI	194,663.190	10.33	2,010,871
Non-Qualified XVIII	65,450.770	10.30	674,143
Non-Qualified XIX	198,391.970	10.31	2,045,421
	4,755,761.188		$ 49,257,176

ING Neuberger Berman Regency Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	5,719.736	$ 10.11	$ 57,827
Non-Qualified XIV	26,566.271	10.09	268,054
Non-Qualified XVI	905.449	10.08	9,127
Non-Qualified XVIII	871.968	10.05	8,763
Non-Qualified XIX	2,629.446	10.06	26,452
	36,692.870		$ 370,223

ING OpCap Balanced Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	31,865.650	$ 12.94	$ 412,342
Non-Qualified V (0.75)	56,064.751	13.24	742,297
Non-Qualified IX	1,610.086	12.26	19,740
Non-Qualified XX	728.786	15.43	11,245
	90,269.273		$ 1,185,624

162

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Oppenheimer Global Portfolio - Initial Class
Annuity contracts in payout	413,666.120	$13.56 to $13.59	$ 5,609,334
Contracts in accumulation period:
Non-Qualified V	875,159.987	13.57	11,871,285
Non-Qualified V (0.75)	2,114,069.216	13.70	28,962,748
Non-Qualified VII	5,058,379.697	13.97	70,665,564
Non-Qualified VIII	801,709.301	14.00	11,223,930
Non-Qualified IX	49,930.248	13.51	674,558
Non-Qualified X	28,854.774	13.57	391,559
Non-Qualified XII	38,273.558	13.69	523,965
Non-Qualified XIII	1,644,706.071	14.07	23,141,014
Non-Qualified XIV	1,527,189.034	14.00	21,380,646
Non-Qualified XV	435,475.016	13.97	6,083,586
Non-Qualified XVI	285,593.385	13.95	3,984,028
Non-Qualified XVIII	97,726.201	13.85	1,353,508
Non-Qualified XIX	283,041.423	13.88	3,928,615
Non-Qualified XX	36,554.213	13.65	498,965
	13,690,328.244		$ 190,293,305

ING Oppenheimer Strategic Income Portfolio - Initial Class
Annuity contracts in payout	268,389.184	$10.66 to $10.93	$ 2,901,909
Contracts in accumulation period:
Non-Qualified V	212,295.960	10.72	2,275,813
Non-Qualified V (0.75)	438,534.064	10.82	4,744,939
Non-Qualified VII	1,448,500.231	10.80	15,643,802
Non-Qualified VIII	313,935.827	10.83	3,399,925
Non-Qualified IX	3,574.943	10.67	38,145
Non-Qualified X	10,508.498	10.72	112,651
Non-Qualified XII	134.300	10.81	1,452
Non-Qualified XIII	1,038,725.454	10.88	11,301,333
Non-Qualified XIV	1,340,318.499	10.83	14,515,649
Non-Qualified XV	439,967.718	10.80	4,751,651
Non-Qualified XVI	533,738.357	10.79	5,759,037
Non-Qualified XVIII	128,633.811	10.70	1,376,382
Non-Qualified XIX	311,105.006	10.73	3,338,157
Non-Qualified XX	11,291.349	10.78	121,721
Non-Qualified XXII	825.989	10.54	8,706
	6,500,479.190		$ 70,291,272

ING Oppenheimer Strategic Income Portfolio - Service Class
Annuity contracts in payout	92.481	$ 10.73	$ 992
	92.481		$ 992

163

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING PIMCO Total Return Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	137,249.694	$ 11.75	$ 1,612,684
Non-Qualified V (0.75)	390,618.080	12.03	4,699,136
Non-Qualified IX	23,071.446	11.61	267,859
Non-Qualified XX	12,142.788	11.65	141,463
	563,082.008		$ 6,721,142

ING Pioneer High Yield Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	81.129	$ 10.58	$ 858
Non-Qualified V (0.75)	1,931.006	10.61	20,488
	2,012.135		$ 21,346

ING Solution 2015 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	36,675.276	$ 11.68	$ 428,367
Non-Qualified V (0.75)	44,081.256	11.78	519,277
Non-Qualified IX	1,011.518	11.64	11,774
	81,768.050		$ 959,418

ING Solution 2025 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	22,232.675	$ 12.13	$ 269,682
Non-Qualified V (0.75)	47,666.677	12.23	582,963
	69,899.352		$ 852,645

ING Solution 2035 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	29,207.835	$ 12.47	$ 364,222
Non-Qualified V (0.75)	7,053.582	12.58	88,734
	36,261.417		$ 452,956

ING Solution 2045 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	8,107.764	$ 12.81	$ 103,860
Non-Qualified V (0.75)	12,893.974	12.92	166,590
Non-Qualified XX	140.416	12.88	1,809
	21,142.154		$ 272,259

ING Solution Income Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	22,775.624	$ 10.92	$ 248,710
Non-Qualified V (0.75)	14,453.533	11.02	159,278
	37,229.157		$ 407,988

164

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	691,089.972	$ 11.95	$ 8,258,525
Non-Qualified V (0.75)	837,703.214	12.07	10,111,078
Non-Qualified VII	1,362,629.301	12.57	17,128,250
Non-Qualified VIII	233,358.359	12.61	2,942,649
Non-Qualified IX	32,008.893	11.90	380,906
Non-Qualified X	20,517.274	11.95	245,181
Non-Qualified XII	5,552.315	12.06	66,961
Non-Qualified XIII	1,229,214.817	12.67	15,574,152
Non-Qualified XIV	1,040,223.687	12.61	13,117,221
Non-Qualified XV	365,462.123	12.57	4,593,859
Non-Qualified XVI	229,757.213	12.56	2,885,751
Non-Qualified XVIII	111,842.743	12.47	1,394,679
Non-Qualified XIX	123,532.112	12.50	1,544,151
Non-Qualified XX	4,472.875	12.02	53,764
	6,287,364.898		$ 78,297,127

ING T. Rowe Price Growth Equity Portfolio - Initial Class
Annuity contracts in payout	434,105.839	$12.35 to $15.97	$ 6,907,056
Contracts in accumulation period:
Non-Qualified V	164,311.156	23.96	3,936,895
Non-Qualified V (0.75)	325,715.271	25.30	8,240,596
Non-Qualified VII	1,231,358.394	30.09	37,051,574
Non-Qualified VIII	159,580.965	22.01	3,512,377
Non-Qualified IX	10,772.245	23.39	251,963
Non-Qualified X	7,951.143	23.96	190,509
Non-Qualified XII	2,167.567	14.94	32,383
Non-Qualified XX	7,392.768	16.31	120,576
	2,343,355.348		$ 60,243,929

ING Templeton Foreign Equity Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	3,197.024	$ 11.18	$ 35,743
Non-Qualified V (0.75)	29,979.836	11.21	336,074
Non-Qualified XII	99.848	11.21	1,119
Non-Qualified XIII	3,102.144	11.22	34,806
Non-Qualified XIV	1,558.615	11.19	17,441
Non-Qualified XV	14,264.419	11.18	159,476
Non-Qualified XVI	7,271.133	11.18	81,291
Non-Qualified XVIII	1,757.251	11.15	19,593
Non-Qualified XIX	2,639.515	11.16	29,457
	63,869.785		$ 715,000

165

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Thornburg Value Portfolio - Initial Class
Annuity contracts in payout	176,618.079	$12.44 to $18.63	$ 3,274,621
Contracts in accumulation period:
Non-Qualified V	117,112.335	30.57	3,580,124
Non-Qualified V (0.75)	99,659.783	32.27	3,216,021
Non-Qualified VII	326,455.641	14.33	4,678,109
Non-Qualified VIII	87,607.745	14.53	1,272,941
Non-Qualified IX	3,626.021	29.83	108,164
Non-Qualified X	3,729.119	30.57	113,999
Non-Qualified XIII	366,594.389	11.94	4,377,137
Non-Qualified XIV	402,459.818	11.64	4,684,632
Non-Qualified XV	85,906.950	11.49	987,071
Non-Qualified XVI	213,820.210	7.27	1,554,473
Non-Qualified XVIII	63,635.830	7.06	449,269
Non-Qualified XIX	87,016.119	7.13	620,425
Non-Qualified XX	287.274	15.44	4,436
	2,034,529.313		$ 28,921,422

ING UBS U.S. Large Cap Equity Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	215,490.765	$ 17.71	$ 3,816,341
Non-Qualified V (0.75)	199,310.558	18.70	3,727,107
Non-Qualified VI	16,887.341	15.04	253,986
Non-Qualified VII	889,065.339	17.32	15,398,612
Non-Qualified VIII	131,679.375	12.04	1,585,420
Non-Qualified IX	6,990.618	17.29	120,868
Non-Qualified X	96,025.218	17.71	1,700,607
Non-Qualified XI	9,149.913	15.04	137,615
Non-Qualified XIII	234,469.792	11.85	2,778,467
Non-Qualified XIV	345,709.810	11.55	3,992,948
Non-Qualified XV	104,267.704	11.40	1,188,652
Non-Qualified XVI	167,366.047	8.53	1,427,632
Non-Qualified XVIII	35,716.637	8.29	296,091
Non-Qualified XIX	66,945.906	8.37	560,337
	2,519,075.023		$ 36,984,683

ING UBS U.S. Small Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	1,568.883	$ 9.72	$ 15,250
Non-Qualified XV	1,160.327	9.69	11,244
Non-Qualified XIX	295.804	9.67	2,860
	3,025.014		$ 29,354

ING Van Kampen Comstock Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	38,300.246	$ 14.34	$ 549,226
Non-Qualified V (0.75)	170,749.917	14.68	2,506,609
Non-Qualified IX	1,953.741	14.17	27,685
Non-Qualified XII	1,127.704	14.65	16,521
Non-Qualified XX	8,807.957	16.85	148,414
	220,939.565		$ 3,248,455

166

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Equity and Income Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	608,590.819	$ 11.89	$ 7,236,145
Non-Qualified V (0.75)	856,791.002	12.00	10,281,492
Non-Qualified VII	2,650,462.543	12.09	32,044,092
Non-Qualified VIII	670,896.871	12.12	8,131,270
Non-Qualified IX	6,307.282	11.84	74,678
Non-Qualified X	18,613.387	11.89	221,313
Non-Qualified XII	2,975.181	11.99	35,672
Non-Qualified XIII	2,450,441.771	12.18	29,846,381
Non-Qualified XIV	2,565,652.538	12.12	31,095,709
Non-Qualified XV	800,173.768	12.09	9,674,101
Non-Qualified XVI	656,379.885	12.07	7,922,505
Non-Qualified XVIII	124,371.834	11.98	1,489,975
Non-Qualified XIX	352,341.533	12.01	4,231,622
Non-Qualified XX	8,390.447	11.96	100,350
	11,772,388.861		$ 142,385,305

ING VP Strategic Allocation Conservative Portfolio - Class I
Annuity contracts in payout	180,805.537	$ 16.28	$ 2,943,514
Contracts in accumulation period:
Non-Qualified V	54,761.098	18.42	1,008,699
Non-Qualified V (0.75)	42,630.266	19.45	829,159
Non-Qualified VII	382,892.910	18.09	6,926,533
Non-Qualified VIII	134,201.301	17.07	2,290,816
Non-Qualified IX	885.457	17.98	15,921
Non-Qualified X	5,339.698	19.05	101,721
	801,516.267		$ 14,116,363

ING VP Strategic Allocation Growth Portfolio - Class I
Annuity contracts in payout	201,159.329	$10.68 to $14.30	$ 2,778,370
Contracts in accumulation period:
Non-Qualified V	75,156.803	20.81	1,564,013
Non-Qualified V (0.75)	128,556.477	21.97	2,824,386
Non-Qualified VII	316,639.819	20.44	6,472,118
Non-Qualified VIII	65,251.011	18.38	1,199,314
Non-Qualified IX	2,861.310	20.31	58,113
Non-Qualified X	10,404.640	21.52	223,908
	800,029.389		$ 15,120,222

ING VP Strategic Allocation Moderate Portfolio - Class I
Annuity contracts in payout	370,945.415	$10.87 to $13.89	$ 5,111,798
Contracts in accumulation period:
Non-Qualified V	58,716.786	19.50	1,144,977
Non-Qualified V (0.75)	59,958.310	20.58	1,233,942
Non-Qualified VII	579,526.916	19.15	11,097,940
Non-Qualified VIII	88,923.863	17.54	1,559,725
Non-Qualified IX	500.418	19.03	9,523
Non-Qualified X	2,679.405	20.16	54,017
Non-Qualified XX	3,281.684	14.26	46,797
	1,164,532.797		$ 20,258,719

167

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Growth and Income Portfolio - Class I
Annuity contracts in payout	1,656,235.562	$8.06 to $305.35	$ 88,652,063
Contracts in accumulation period:
Non-Qualified 1964	958.663	261.22	250,422
Non-Qualified V	2,298,688.612	24.34	55,950,081
Non-Qualified V (0.75)	4,131,304.909	25.69	106,133,223
Non-Qualified VI	770,657.053	22.90	17,648,047
Non-Qualified VII	2,055,253.206	23.96	49,243,867
Non-Qualified VIII	440,708.639	16.21	7,143,887
Non-Qualified IX	46,438.209	23.75	1,102,907
Non-Qualified X	950,496.130	24.93	23,695,869
Non-Qualified XI	5,829.313	23.45	136,697
Non-Qualified XII	38,133.826	10.33	393,922
Non-Qualified XIII	822,465.242	9.89	8,134,181
Non-Qualified XIV	775,591.685	9.64	7,476,704
Non-Qualified XV	294,206.140	9.52	2,800,842
Non-Qualified XVI	213,943.459	8.49	1,816,380
Non-Qualified XVIII	55,589.103	8.25	458,610
Non-Qualified XIX	114,565.938	8.33	954,334
Non-Qualified XX	40,044.182	14.81	593,054
Non-Qualified XXII	2,486.416	11.06	27,500
	14,713,596.287		$ 372,612,590

ING GET U.S. Core Portfolio - Series 1
Contracts in accumulation period:
Non-Qualified VII	32,096.086	$ 10.96	$ 351,773
Non-Qualified VIII	16,734.149	11.02	184,410
Non-Qualified XIII	306,752.339	11.14	3,417,221
Non-Qualified XIV	130,598.918	11.02	1,439,200
Non-Qualified XV	8,364.882	10.96	91,679
Non-Qualified XVI	491,987.031	10.94	5,382,338
Non-Qualified XVIII	33,375.942	10.76	359,125
Non-Qualified XIX	494,843.242	10.82	5,354,204
	1,514,752.589		$ 16,579,950

ING GET U.S. Core Portfolio - Series 2
Contracts in accumulation period:
Non-Qualified VII	29,172.699	$ 10.57	$ 308,355
Non-Qualified VIII	23,456.993	10.62	249,113
Non-Qualified XIII	146,248.423	10.73	1,569,246
Non-Qualified XIV	90,935.289	10.62	965,733
Non-Qualified XV	28,035.603	10.57	296,336
Non-Qualified XVI	300,349.366	10.55	3,168,686
Non-Qualified XVIII	45,510.506	10.39	472,854
Non-Qualified XIX	190,377.292	10.45	1,989,443
	854,086.171		$ 9,019,766

168

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 3
Contracts in accumulation period:
Non-Qualified VII	690,402.276	$ 10.25	$ 7,076,623
Non-Qualified VIII	366,031.083	10.30	3,770,120
Non-Qualified XIII	466,219.102	10.40	4,848,679
Non-Qualified XIV	229,421.911	10.30	2,363,046
Non-Qualified XV	111,514.740	10.25	1,143,026
Non-Qualified XVI	362,242.601	10.24	3,709,364
Non-Qualified XVIII	38,142.556	10.10	385,240
Non-Qualified XIX	488,014.383	10.14	4,948,466
	2,751,988.652		$ 28,244,564

ING GET U.S. Core Portfolio - Series 4
Contracts in accumulation period:
Non-Qualified VII	39,815.687	$ 10.91	$ 434,389
Non-Qualified VIII	670.345	10.96	7,347
Non-Qualified XIII	73,793.219	11.05	815,415
Non-Qualified XIV	87,906.168	10.96	963,452
Non-Qualified XV	22,816.917	10.91	248,933
Non-Qualified XVI	135,497.241	10.89	1,475,565
Non-Qualified XVIII	10,072.400	10.75	108,278
Non-Qualified XIX	98,382.894	10.80	1,062,535
	468,954.871		$ 5,115,914

ING GET U.S. Core Portfolio - Series 5
Contracts in accumulation period:
Non-Qualified VII	20,578.918	$ 11.51	$ 236,863
Non-Qualified VIII	7,406.713	11.55	85,548
Non-Qualified XIII	119,458.019	11.64	1,390,491
Non-Qualified XIV	22,635.874	11.55	261,444
Non-Qualified XV	26,011.085	11.51	299,388
Non-Qualified XVI	50,428.618	11.49	579,425
Non-Qualified XVIII	6,655.441	11.36	75,606
Non-Qualified XIX	30,932.033	11.41	352,934
	284,106.701		$ 3,281,699

ING GET U.S. Core Portfolio - Series 6
Contracts in accumulation period:
Non-Qualified VII	480,466.398	$ 11.00	$ 5,285,130
Non-Qualified VIII	96,866.611	11.04	1,069,407
Non-Qualified XIII	1,106,044.647	11.11	12,288,156
Non-Qualified XIV	1,286,359.112	11.04	14,201,405
Non-Qualified XV	710,300.153	11.00	7,813,302
Non-Qualified XVI	80,941.035	10.98	888,733
Non-Qualified XVIII	103.285	10.87	1,123
Non-Qualified XIX	89,783.660	10.91	979,540
	3,850,864.901		$ 42,526,796

169

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 7
Contracts in accumulation period:
Non-Qualified VII	396,228.637	$ 10.86	$ 4,303,043
Non-Qualified VIII	14,408.120	10.90	157,049
Non-Qualified XIII	637,651.670	10.97	6,995,039
Non-Qualified XIV	833,462.527	10.90	9,084,742
Non-Qualified XV	632,558.132	10.86	6,869,581
Non-Qualified XVI	44,524.706	10.85	483,093
Non-Qualified XVIII	362.977	10.75	3,902
Non-Qualified XIX	104,317.176	10.78	1,124,539
	2,663,513.945		$ 29,020,988

ING GET U.S. Core Portfolio - Series 8
Contracts in accumulation period:
Non-Qualified VII	250,935.050	$ 10.97	$ 2,752,757
Non-Qualified VIII	28,202.519	11.01	310,510
Non-Qualified XIII	941,617.279	11.04	10,395,455
Non-Qualified XIV	846,242.984	10.98	9,291,748
Non-Qualified XV	440,335.700	10.95	4,821,676
Non-Qualified XVI	26,627.604	10.94	291,306
Non-Qualified XVIII	264.072	10.86	2,868
Non-Qualified XIX	17,747.957	10.88	193,098
	2,551,973.165		$ 28,059,418

ING GET U.S. Core Portfolio - Series 9
Contracts in accumulation period:
Non-Qualified VII	45,773.222	$ 10.78	$ 493,435
Non-Qualified XIII	658,143.975	10.83	7,127,699
Non-Qualified XIV	692,030.276	10.79	7,467,007
Non-Qualified XV	384,767.978	10.76	4,140,103
Non-Qualified XVI	53,345.996	10.75	573,469
Non-Qualified XIX	21,952.736	10.71	235,114
	1,856,014.183		$ 20,036,827

ING GET U.S. Core Portfolio - Series 10
Contracts in accumulation period:
Non-Qualified VII	15,506.887	$ 10.75	$ 166,699
Non-Qualified VIII	19,406.161	10.79	209,392
Non-Qualified XIII	478,786.250	10.80	5,170,892
Non-Qualified XIV	727,352.023	10.76	7,826,308
Non-Qualified XV	397,171.780	10.74	4,265,625
Non-Qualified XVI	11,098.341	10.73	119,085
Non-Qualified XIX	22,873.391	10.69	244,517
	1,672,194.833		$ 18,002,518

170

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 11
Contracts in accumulation period:
Non-Qualified VII	18,005.470	$ 10.60	$ 190,858
Non-Qualified VIII	3,392.685	10.62	36,030
Non-Qualified XIII	331,780.037	10.65	3,533,457
Non-Qualified XIV	348,566.832	10.62	3,701,780
Non-Qualified XV	220,781.513	10.60	2,340,284
Non-Qualified XVI	445,001.890	10.59	4,712,570
Non-Qualified XVIII	100,277.479	10.54	1,056,925
Non-Qualified XIX	315,086.833	10.56	3,327,317
	1,782,892.739		$ 18,899,221

ING GET U.S. Core Portfolio - Series 12
Contracts in accumulation period:
Non-Qualified VII	106,799.438	$ 11.20	$ 1,196,154
Non-Qualified VIII	5,809.336	11.21	65,123
Non-Qualified XIII	723,632.028	11.24	8,133,624
Non-Qualified XIV	524,333.501	11.21	5,877,779
Non-Qualified XV	434,669.916	11.20	4,868,303
Non-Qualified XVI	1,195,717.446	11.19	13,380,078
Non-Qualified XVIII	614,944.346	11.15	6,856,629
Non-Qualified XIX	767,289.070	11.17	8,570,619
	4,373,195.081		$ 48,948,309

ING GET U.S. Core Portfolio - Series 13
Contracts in accumulation period:
Non-Qualified VII	142,061.466	$ 10.08	$ 1,431,980
Non-Qualified VIII	10,635.686	10.09	107,314
Non-Qualified XIII	619,490.662	10.11	6,263,051
Non-Qualified XIV	397,510.232	10.09	4,010,878
Non-Qualified XV	282,212.510	10.08	2,844,702
Non-Qualified XVI	1,545,804.846	10.08	15,581,713
Non-Qualified XVIII	498,023.704	10.06	5,010,118
Non-Qualified XIX	920,461.408	10.06	9,259,842
	4,416,200.514		$ 44,509,598

ING GET U.S. Core Portfolio - Series 14
Contracts in accumulation period:
Non-Qualified XIII	7,194.360	$ 10.00	$ 71,944
Non-Qualified XIV	1,329.503	10.00	13,295
	8,523.863		$ 85,239

171

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Global Science and Technology Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	131,384.147	$ 4.21	$ 553,127
Non-Qualified V (0.75)	374,553.576	4.36	1,633,054
Non-Qualified VII	420,854.074	4.17	1,754,961
Non-Qualified VIII	39,712.088	4.21	167,188
Non-Qualified IX	11,216.807	4.14	46,438
Non-Qualified X	3,642.023	4.28	15,588
Non-Qualified XII	4,406.945	4.34	19,126
Non-Qualified XIII	333,574.400	4.30	1,434,370
Non-Qualified XIV	338,658.380	4.21	1,425,752
Non-Qualified XV	50,793.863	4.17	211,810
Non-Qualified XVI	139,826.018	4.34	606,845
Non-Qualified XVIII	19,588.796	4.22	82,665
Non-Qualified XIX	42,524.284	4.26	181,153
Non-Qualified XX	578.458	14.07	8,139
	1,911,313.859		$ 8,140,216

ING VP Growth Portfolio - Class I
Annuity contracts in payout	139,018.248	$11.33 to $16.00	$ 2,186,125
Contracts in accumulation period:
Non-Qualified V	39,839.508	15.66	623,887
Non-Qualified V (0.75)	180,008.588	16.44	2,959,341
Non-Qualified VII	216,056.910	15.42	3,331,598
Non-Qualified VIII	97,336.436	15.65	1,523,315
Non-Qualified IX	1,530.669	15.29	23,404
Non-Qualified XII	74.586	10.22	762
Non-Qualified XIII	384,088.708	9.39	3,606,593
Non-Qualified XIV	308,909.431	9.15	2,826,521
Non-Qualified XV	68,268.775	9.04	617,150
Non-Qualified XVI	97,304.493	5.98	581,881
Non-Qualified XVIII	10,391.100	5.81	60,372
Non-Qualified XIX	70,453.225	5.87	413,560
	1,613,280.677		$ 18,754,509

ING VP Index Plus LargeCap Portfolio - Class I
Annuity contracts in payout	2,329,716.831	$9.62 to $19.20	$ 40,184,588
Contracts in accumulation period:
Non-Qualified V	181,789.365	21.84	3,970,280
Non-Qualified V (0.75)	1,000,569.448	22.99	23,003,092
Non-Qualified VII	837,661.670	21.48	17,992,973
Non-Qualified VIII	296,024.528	21.45	6,349,726
Non-Qualified IX	8,673.904	21.31	184,841
Non-Qualified XII	8,420.904	13.37	112,587
Non-Qualified XIII	1,906,033.736	12.76	24,320,990
Non-Qualified XIV	1,519,687.157	12.44	18,904,908
Non-Qualified XV	720,006.321	12.28	8,841,678
Non-Qualified XVI	467,969.193	9.41	4,403,590
Non-Qualified XVIII	107,306.034	9.15	981,850
Non-Qualified XIX	192,725.637	9.24	1,780,785
Non-Qualified XX	86,929.023	15.39	1,337,838
	9,663,513.751		$ 152,369,726

172

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus MidCap Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	92,920.603	$ 22.30	$ 2,072,129
Non-Qualified V (0.75)	578,989.136	23.29	13,484,657
Non-Qualified IX	8,794.047	21.82	191,886
Non-Qualified XII	32,877.673	24.21	795,968
Non-Qualified XX	8,449.926	17.41	147,113
Non-Qualified XXII	2,093.487	10.94	22,903
	724,124.872		$ 16,714,656

ING VP Index Plus SmallCap Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	77,992.237	$ 17.56	$ 1,369,544
Non-Qualified V (0.75)	379,834.932	18.34	6,966,173
Non-Qualified IX	7,294.543	17.18	125,320
Non-Qualified XII	9,971.823	19.70	196,445
Non-Qualified XX	2,857.751	18.40	52,583
Non-Qualified XXII	1,551.626	11.11	17,239
	479,502.912		$ 8,727,304

ING VP International Equity Portfolio - Class I
Annuity contracts in payout	183,538.021	$15.11 to $15.97	$ 2,777,554
Contracts in accumulation period:
Non-Qualified V	21,794.468	13.28	289,431
Non-Qualified V (0.75)	80,792.730	13.87	1,120,595
Non-Qualified VII	176,371.316	13.09	2,308,701
Non-Qualified VIII	48,523.830	13.27	643,911
Non-Qualified XIII	279,288.488	12.74	3,558,135
Non-Qualified XIV	274,032.661	12.42	3,403,486
Non-Qualified XV	129,488.046	12.26	1,587,523
Non-Qualified XVI	171,155.981	9.98	1,708,137
Non-Qualified XVIII	20,062.988	9.70	194,611
Non-Qualified XIX	61,722.646	9.79	604,265
	1,446,771.175		$ 18,196,349

ING VP Small Company Portfolio - Class I
Annuity contracts in payout	247,614.207	$13.57 to $28.08	$ 6,842,242
Contracts in accumulation period:
Non-Qualified V	30,663.141	27.86	854,275
Non-Qualified V (0.75)	249,131.539	29.24	7,284,606
Non-Qualified VII	543,957.717	27.43	14,920,760
Non-Qualified VIII	161,031.720	27.83	4,481,513
Non-Qualified IX	2,727.984	27.19	74,174
Non-Qualified XII	30,888.211	20.16	622,706
Non-Qualified XIII	684,406.613	19.58	13,400,681
Non-Qualified XIV	523,572.747	19.08	9,989,768
Non-Qualified XV	131,196.739	18.84	2,471,747
Non-Qualified XVI	256,477.305	13.68	3,508,610
Non-Qualified XVIII	64,130.898	13.29	852,300
Non-Qualified XIX	201,180.585	13.42	2,699,843
Non-Qualified XX	416.116	17.82	7,415
	3,127,395.522		$ 68,010,640

173

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Value Opportunity Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	31,622.026	$ 21.80	$ 689,360
Non-Qualified V (0.75)	106,434.515	22.88	2,435,222
Non-Qualified VII	318,470.336	21.46	6,834,373
Non-Qualified VIII	64,897.803	21.78	1,413,474
Non-Qualified IX	1,544.172	21.27	32,845
Non-Qualified XII	5,679.103	15.46	87,799
Non-Qualified XX	841.474	14.90	12,538
Non-Qualified XXII	1,452.300	11.05	16,048
	530,941.729		$ 11,521,659

ING VP Value Opportunity Portfolio - Class S
Contracts in accumulation period:
Non-Qualified XIII	38,701.679	$ 11.40	$ 441,199
Non-Qualified XIV	31,801.068	11.36	361,260
Non-Qualified XV	5,154.184	11.34	58,448
Non-Qualified XVI	10,527.345	11.33	119,275
Non-Qualified XVIII	3,233.246	11.28	36,471
Non-Qualified XIX	15,484.391	11.30	174,974
	104,901.913		$ 1,191,627

ING VP Financial Services Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	9,883.603	$ 13.73	$ 135,702
Non-Qualified V (0.75)	18,315.915	13.91	254,774
Non-Qualified IX	2,336.183	13.63	31,842
Non-Qualified XXII	292.129	11.36	3,319
	30,827.830		$ 425,637

ING VP High Yield Bond Portfolio - Class I
Contracts in accumulation period:
Annuity contracts in payout	218,273.707	$10.52 to $10.59	$ 2,311,270
Non-Qualified VII	822,836.401	10.61	8,730,294
Non-Qualified VIII	181,694.450	10.62	1,929,595
Non-Qualified XIII	559,355.672	10.64	5,951,544
Non-Qualified XIV	663,066.332	10.62	7,041,764
Non-Qualified XV	194,116.865	10.61	2,059,580
Non-Qualified XVI	216,009.965	10.61	2,291,866
Non-Qualified XVIII	75,475.163	10.58	798,527
Non-Qualified XIX	173,994.934	10.59	1,842,606
	3,104,823.489		$ 32,957,046

ING VP International Value Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	48,899.575	$ 16.39	$ 801,464
Non-Qualified V (0.75)	302,402.414	16.85	5,095,481
Non-Qualified IX	7,998.920	16.17	129,343
Non-Qualified XII	39,108.937	16.80	657,030
Non-Qualified XX	2,267.293	18.38	41,673
	400,677.139		$ 6,724,991

174

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP MidCap Opportunities Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	8,498.678	$ 11.93	$ 101,389
Non-Qualified V (0.75)	24,745.602	12.26	303,381
Non-Qualified XII	528.853	12.23	6,468
	33,773.133		$ 411,238

ING VP MidCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Non-Qualified XIII	182,940.521	$ 10.77	$ 1,970,269
Non-Qualified XIV	201,731.838	10.59	2,136,340
Non-Qualified XV	66,759.222	10.50	700,972
Non-Qualified XVI	128,370.758	10.47	1,344,042
Non-Qualified XVIII	32,260.759	10.20	329,060
Non-Qualified XIX	130,415.755	10.29	1,341,978
	742,478.853		$ 7,822,661

ING VP Real Estate Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	19,204.888	$ 20.74	$ 398,309
Non-Qualified V (0.75)	200,853.391	21.02	4,221,938
Non-Qualified IX	2,913.923	20.61	60,056
Non-Qualified XII	19,184.597	21.00	402,877
	242,156.799		$ 5,083,180

ING VP SmallCap Opportunities Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	2,093.211	$ 8.89	$ 18,609
Non-Qualified V (0.75)	21,694.977	9.13	198,075
Non-Qualified XII	317.306	9.11	2,891
Non-Qualified XX	1,418.503	15.40	21,845
	25,523.997		$ 241,420

ING VP SmallCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Non-Qualified XIII	172,833.798	$ 8.48	$ 1,465,631
Non-Qualified XIV	192,021.766	8.33	1,599,541
Non-Qualified XV	41,922.499	8.26	346,280
Non-Qualified XVI	97,738.267	8.24	805,363
Non-Qualified XVIII	41,407.149	8.03	332,499
Non-Qualified XIX	83,166.567	8.10	673,649
	629,090.046		$ 5,222,963

175

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Balanced Portfolio - Class I
Annuity contracts in payout	1,463,976.191	$10.64 to $38.70	$ 39,848,025
Contracts in accumulation period:
Non-Qualified V	1,060,626.898	28.72	30,461,205
Non-Qualified V (0.75)	683,158.428	30.32	20,713,364
Non-Qualified VI	36,073.252	24.27	875,498
Non-Qualified VII	1,057,043.381	27.81	29,396,376
Non-Qualified VIII	303,633.377	19.91	6,045,341
Non-Qualified IX	9,161.411	28.03	256,794
Non-Qualified X	135,747.734	29.42	3,993,698
Non-Qualified XI	1,222.514	24.86	30,392
Non-Qualified XII	13,781.844	14.34	197,632
Non-Qualified XIII	932,999.545	13.86	12,931,374
Non-Qualified XIV	750,983.237	13.51	10,145,784
Non-Qualified XV	328,104.201	13.34	4,376,910
Non-Qualified XVI	271,647.491	11.19	3,039,735
Non-Qualified XVIII	46,677.461	10.87	507,384
Non-Qualified XIX	165,562.206	10.98	1,817,873
Non-Qualified XX	93,249.191	14.07	1,312,016
Non-Qualified XXII	4,733.140	10.73	50,787
	7,358,381.502		$ 166,000,188

ING VP Intermediate Bond Portfolio - Class I
Annuity contracts in payout	424,971.826	$10.76 to $79.47	$ 10,407,859
Contracts in accumulation period:
Non-Qualified V	769,350.794	19.81	15,240,839
Non-Qualified V (0.75)	955,126.627	20.91	19,971,698
Non-Qualified VI	10,211.772	18.19	185,752
Non-Qualified VII	929,669.903	19.19	17,840,365
Non-Qualified VIII	274,574.472	16.52	4,535,970
Non-Qualified IX	5,556.007	19.33	107,398
Non-Qualified X	145,608.054	20.10	2,926,722
Non-Qualified XII	738.287	14.94	11,030
Non-Qualified XIII	919,428.277	14.67	13,488,013
Non-Qualified XIV	1,076,685.160	14.30	15,396,598
Non-Qualified XV	360,941.572	14.11	5,092,886
Non-Qualified XVI	468,016.272	13.52	6,327,580
Non-Qualified XVIII	63,076.117	13.14	828,820
Non-Qualified XIX	246,478.125	13.27	3,270,765
Non-Qualified XX	4,482.821	11.97	53,659
Non-Qualified XXII	2,454.378	10.25	25,157
	6,657,370.464		$ 115,711,111

176

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Money Market Portfolio - Class I
Annuity contracts in payout	367,009.059	$10.28 to $12.32	$ 4,506,768
Contracts in accumulation period:
Non-Qualified V	457,898.934	14.62	6,694,482
Non-Qualified V (0.75)	1,377,937.624	15.44	21,275,357
Non-Qualified VI	6,394.164	14.35	91,756
Non-Qualified VII	2,561,195.440	14.32	36,676,319
Non-Qualified VIII	527,584.707	13.10	6,911,360
Non-Qualified IX	2,330.093	14.27	33,250
Non-Qualified X	168,142.014	14.62	2,458,236
Non-Qualified XII	9,399.106	12.49	117,395
Non-Qualified XIII	3,097,408.582	12.29	38,067,151
Non-Qualified XIV	3,939,178.159	11.98	47,191,354
Non-Qualified XV	1,797,824.250	11.83	21,268,261
Non-Qualified XVI	1,320,442.165	10.81	14,273,980
Non-Qualified XVIII	806,409.865	10.51	8,475,368
Non-Qualified XIX	1,528,301.913	10.61	16,215,283
Non-Qualified XX	68,142.703	10.63	724,357
Non-Qualified XXII	216.284	10.17	2,200
	18,035,815.062		$ 224,982,877

ING VP Natural Resources Trust
Contracts in accumulation period:
Non-Qualified V	47,246.316	$ 28.37	$ 1,340,378
Non-Qualified V (0.75)	109,047.025	29.95	3,265,958
Non-Qualified VII	27,510.417	27.76	763,689
Non-Qualified IX	3,826.133	27.69	105,946
Non-Qualified X	882.068	28.37	25,024
Non-Qualified XII	1,385.052	22.27	30,845
	189,897.011		$ 5,531,840

Janus Aspen Series Balanced Portfolio - Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	677.153	$ 31.04	$ 21,019
	677.153		$ 21,019

Janus Aspen Series Flexible Bond
Portfolio - Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	513.661	$ 22.39	$ 11,501
	513.661		$ 11,501

Janus Aspen Series Large Cap Growth
Portfolio - Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	285.053	$ 21.47	$ 6,120
Non-Qualified IX	98.805	19.85	1,961
	383.858		$ 8,081

177

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Janus Aspen Series Mid Cap Growth
Portfolio - Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	179.434	$ 27.25	$ 4,890
Non-Qualified IX	79.372	25.19	1,999
	258.806		$ 6,889

Janus Aspen Series Worldwide Growth
Portfolio - Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	263.314	$ 26.53	$ 6,986
	263.314		$ 6,986

Lord Abbett Series Fund - Growth and Income
Portfolio - Class VC
Contracts in accumulation period:
Non-Qualified V	102,722.446	$ 13.35	$ 1,371,345
Non-Qualified V (0.75)	470,422.928	13.72	6,454,203
Non-Qualified IX	1,553.323	13.17	20,457
Non-Qualified XII	1,380.899	13.68	18,891
Non-Qualified XX	4,076.049	16.27	66,317
	580,155.645		$ 7,931,213

Lord Abbett Series Fund - Mid-Cap Value
Portfolio - Class VC
Contracts in accumulation period:
Non-Qualified V	89,757.882	$ 14.88	$ 1,335,597
Non-Qualified V (0.75)	199,990.902	15.29	3,057,861
Non-Qualified IX	10,962.783	14.68	160,934
Non-Qualified XII	971.487	15.25	14,815
Non-Qualified XX	3,511.670	17.86	62,718
Non-Qualified XXII	884.278	11.47	10,143
	306,079.002		$ 4,642,068

Oppenheimer Aggressive Growth Fund/VA
Annuity contracts in payout	5,892.821	$10.41 to $12.91	$ 73,959
	5,892.821		$ 73,959

Oppenheimer Global Securities/VA
Contracts in accumulation period:
Non-Qualified V (0.75)	3,335.769	$ 24.76	$ 82,594
	3,335.769		$ 82,594

Oppenheimer Main Street Fund®/VA
Annuity contracts in payout	32,318.078	$10.78 to $12.56	$ 380,711
	32,318.078		$ 380,711

Oppenheimer Main Street Small Cap Fund®/VA
Contracts in accumulation period:
Non-Qualified V	5,888.476	$ 13.32	$ 78,435
Non-Qualified V (0.75)	42,907.313	13.43	576,245
Non-Qualified IX	2,659.167	13.26	35,261
Non-Qualified XX	2,461.067	13.38	32,929
	53,916.023		$ 722,869

178

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

PIMCO Real Return Portfolio - Administrative Class
Contracts in accumulation period:
Non-Qualified V (0.75)	207,500.546	$ 10.97	$ 2,276,281
Non-Qualified V	13,840.868	10.83	149,897
Non-Qualified IX	2,359.601	10.75	25,366
	223,701.015		$ 2,451,544

Pioneer Equity Income VCT Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	151,276.156	$ 14.04	$ 2,123,917
Non-Qualified V (0.75)	243,690.737	14.43	3,516,457
Non-Qualified IX	3,461.524	13.85	47,942
Non-Qualified XII	24,250.982	14.39	348,972
Non-Qualified XX	8,305.664	16.92	140,532
	430,985.063		$ 6,177,820

Pioneer Fund VCT Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	1,997.556	$ 12.22	$ 24,410
Non-Qualified V (0.75)	7,164.680	12.55	89,917
Non-Qualified IX	209.872	12.05	2,529
Non-Qualified XX	58.734	15.41	905
	9,430.842		$ 117,761

Pioneer High Yield VCT Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	17,336.811	$ 11.48	$ 199,027
Non-Qualified V (0.75)	24,169.744	11.64	281,336
	41,506.555		$ 480,363

Pioneer Mid Cap Value VCT Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	33,141.360	$ 16.94	$ 561,415
Non-Qualified V (0.75)	153,951.511	17.41	2,680,296
Non-Qualified IX	8,807.020	16.71	147,165
Non-Qualified XII	14,827.861	17.36	257,412
Non-Qualified XX	2,153.298	18.99	40,891
	212,881.050		$ 3,687,179

Wanger Select
Contracts in accumulation period:
Non-Qualified V	20,522.932	$ 14.72	$ 302,098
Non-Qualified V (0.75)	116,468.879	14.91	1,736,551
Non-Qualified IX	2,756.637	14.62	40,302
Non-Qualified XX	412.170	14.83	6,112
	140,160.618		$ 2,085,063

Wanger U.S. Smaller Companies
Contracts in accumulation period:
Non-Qualified V	5,887.173	$ 13.55	$ 79,771
Non-Qualified V (0.75)	35,413.611	13.73	486,229
Non-Qualified IX	229.978	13.46	3,096
	41,530.762		$ 569,096

179

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

Non-Qualified 1964

Individual Contracts issued from December 1, 1964 to March 14, 1967.

Non-Qualified V

Certain AetnaPlus Contracts issued in connection with deferred compensation plans issued since August 28, 1992, and certain individual non-qualified Contracts.

Non-Qualified V (0.75)

Subset of Non-Qualified V Contracts having a mortality and expense charge of 0.75%

Non-Qualified VI

Certain existing Contracts that were converted to ACES, an administrative system (previously valued under Non-Qualified I).

Non-Qualified VII

Certain individual and group Contracts issued as non-qualified deferred annuity contracts or Individual retirement annuity Contracts issued since May 4, 1994.

Non-Qualified VIII

Certain individual retirement annuity Contracts issued since May 1, 1998.

Non-Qualified IX

Group Aetna Plus Contracts assessing an administrative expense charge effective April 7, 1997 issued in connection with deferred compensation plans.

Non-Qualified X

Group AetnaPlus contracts containing contractual limits on fees, issued in connection with deferred compensation plans and as individual non-qualified Contracts, resulting in reduced daily charges for certain funding options effective May 29, 1997.

Non-Qualified XI

Certain Contracts, previously valued under Non-Qualified VI, containing contractual limits on fees, resulting in reduced daily charges for certain funding options effective May 29, 1997.

180

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Non-Qualified XII

Certain individual retirement annuity contracts issued since March 1999.

Non-Qualified XIII

Certain individual retirement annuity Contracts issued since October 1, 1998.

Non-Qualified XIV

Certain individual retirement annuity Contracts issued since September 1, 1998.

Non-Qualified XV

Certain individual retirement annuity Contracts issued since September 1, 1998.

Non-Qualified XVI

Certain individual retirement annuity Contracts issued since August 2000.

Non-Qualified XVIII

Certain individual retirement annuity Contracts issued since September 2000.

Non-Qualified XIX

Certain individual retirement annuity Contracts issued since August 2000.

Non-Qualified XX

Certain deferred compensation Contracts issued since December 2002.

Non-Qualified XXII

Certain AetnaPlus Contracts issued in conjunction with deferred compensation plans issued since August 28, 1992, and certain individual non-qualified contracts having a mortality and expense charge of 0.90% .

181

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

8. Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2006, 2005, 2004, 2003 and 2002, follows:

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

AIM V.I. Capital Appreciation Fund - Series I Shares
2006	99	$10.21 to $12.95	$ 1,077	0.08%	0.75% to 1.50%	4.94% to 5.56%
2005	44	$9.92 to $10.25	448	-	0.75% to 1.25%	7.59% to 8.01%
2004	1,652	$5.69 to $9.99	15,172	-	0.75% to 1.90%	4.60% to 5.80%
2003	2,018	$5.44 to $9.46	17,500	-	0.75% to 1.90%	27.10% to 28.59%
2002	2,233	$4.28 to $7.37	14,832	-	0.45% to 1.90%	-25.80% to -0.04%
AIM V.I. Core Equity Fund - Series I Shares
2006	154	$9.77 to $13.27	1,623	0.72%	0.75% to 1.50%	15.08% to 15.90%
2005	101	$8.49 to $8.93	893	0.08%	0.75% to 1.50%	3.66% to 4.46%
2004	2,909	$6.71 to $12.80	31,830	0.91%	0.75% to 2.25%	6.85% to 8.23%
2003	3,366	$6.28 to $11.86	34,908	0.97%	0.75% to 2.25%	22.18% to 23.44%
2002	3,742	$5.14 to $7.67	29,940	0.30%	0.75% to 2.25%	-17.19% to -16.21%
Calvert Social Balanced Portfolio
2006	130	$13.48 to $25.73	2,101	2.00%	0.75% to 1.40%	7.24% to 7.97%
2005	153	$12.57 to $23.83	2,190	1.77%	0.75% to 1.40%	4.14% to 4.84%
2004	166	$12.07 to $22.73	2,229	1.66%	0.75% to 1.40%	6.81% to 7.47%
2003	178	$11.30 to $21.15	2,228	1.98%	0.75% to 1.40%	17.59% to 18.42%
2002	167	$9.61 to $17.86	1,775	2.79%	0.75% to 1.40%	-13.38% to -12.81%
Federated American Leaders Fund II
2006	822	$21.90 to $30.69	24,783	1.52%	1.25% to 1.40%	15.20% to 15.38%
2005	1,104	$18.98 to $26.19	28,971	1.66%	1.25% to 1.40%	3.56% to 3.72%
2004	1,665	$18.30 to $25.29	42,192	1.46%	1.25% to 1.40%	8.22% to 8.41%
2003	2,211	$16.88 to $23.37	51,717	1.51%	1.25% to 1.40%	25.92% to 26.06%
2002	2,720	$13.39 to $18.56	50,539	1.17%	1.25% to 1.40%	-21.33% to -21.21%

182

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Federated Capital Income Fund II
2006	184	$13.86 to $16.80	$ 3,039	5.95%	1.25% to 1.40%	14.09% to 14.21%
2005	232	$12.14 to $14.48	3,367	5.79%	1.25% to 1.40%	4.78% to 5.02%
2004	373	$11.56 to $13.82	5,170	4.59%	1.25% to 1.40%	8.39% to 8.54%
2003	505	$10.65 to $12.75	6,460	6.55%	1.25% to 1.40%	18.94% to 19.13%
2002	653	$8.94 to $10.72	7,021	5.71%	1.25% to 1.40%	-25.01% to -24.90%
Federated Equity Income Fund II
2006	366	$14.60 to $16.98	6,196	2.25%	1.25% to 1.40%	21.37% to 21.67%
2005	473	$13.99	6,708	2.27%	1.40%	1.89%
2004	654	$13.73	9,093	2.05%	1.25% to 1.40%	11.26%
2003	884	$12.34	11,005	1.89%	1.25% to 1.40%	25.53%
2002	1,035	$9.83	10,264	2.11%	1.25% to 1.40%	-21.85%
Federated Fund for U.S. Government Securities II
2006	146	$16.35	2,385	4.88%	1.40%	2.70%
2005	259	$15.92	4,124	4.54%	1.40%	0.57%
2004	407	$15.83	6,444	5.03%	1.25% to 1.40%	2.19%
2003	635	$15.49	9,833	3.85%	1.25% to 1.40%	0.91%
2002	826	$15.35	12,674	3.65%	1.40%	7.52%
Federated High Income Bond Fund II
2006	333	$19.57 to $19.91	6,523	8.64%	1.25% to 1.40%	9.27% to 9.46%
2005	413	$17.91	7,437	9.23%	1.40%	1.19%
2004	666	$15.13 to $17.70	11,845	7.82%	1.25% to 1.40%	8.92% to 9.08%
2003	970	$13.87 to $16.25	15,774	7.68%	1.25% to 1.40%	20.55% to 20.71%
2002	1,236	$11.49 to $13.48	16,683	10.52%	1.25% to 1.40%	-0.03% to 0.12%
Federated International Equity Fund II
2006	192	$18.60 to $20.35	3,845	0.21%	1.25% to 1.40%	17.23% to 17.43%
2005	252	$15.85 to $17.06	4,318	-	1.25% to 1.40%	7.50% to 7.75%
2004	367	$14.71 to $15.87	5,865	-	1.25% to 1.40%	12.47% to 12.63%
2003	462	$13.06 to $14.11	6,565	-	1.25% to 1.40%	30.05% to 30.21%
2002	551	$10.03 to $10.85	6,024	-	1.25% to 1.40%	-23.84% to -23.73%

183

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Federated Mid Cap Growth Strategies Fund II
2006	253	$25.41	$ 6,433	-	1.40%	6.72%
2005	358	$23.81	8,518	-	1.40%	11.11%
2004	489	$21.43	10,473	-	1.40%	13.81%
2003	627	$18.83	11,813	-	1.40%	38.15%
2002	764	$13.63	10,415	-	1.40%	-27.38%
Federated Prime Money Fund II
2006	161	$13.06	2,102	4.36%	1.40%	3.08%
2005	197	$12.67	2,500	2.40%	1.40%	1.28%
2004	266	$12.51	3,326	0.78%	1.40%	-0.64%
2003	392	$12.59	4,930	0.71%	1.40%	-0.71%
2002	583	$12.68	7,387	1.37%	1.40%	-
Fidelity® VIP Equity-Income Portfolio - Initial Class
2006	9,118	$13.85 to $31.39	187,746	3.26%	0.75% to 1.90%	17.97% to 19.32%
2005	11,050	$11.74 to $26.48	191,800	1.68%	0.75% to 1.90%	3.80% to 5.06%
2004	12,953	$11.31 to $25.37	218,459	1.49%	0.75% to 1.90%	9.49% to 10.71%
2003	12,003	$10.33 to $23.07	192,149	1.64%	0.75% to 1.90%	27.85% to 29.33%
2002	11,480	$8.08 to $17.95	146,420	1.78%	0.75% to 1.90%	-18.53% to -17.57%
Fidelity® VIP Growth Portfolio - Initial Class
2006	728	$12.05 to $20.01	14,214	0.65%	0.75% to 1.50%	5.24% to 6.10%
2005	6,697	$6.49 to $24.43	90,041	0.51%	0.75% to 1.90%	3.84% to 5.01%
2004	8,483	$6.25 to $23.41	109,798	0.28%	0.75% to 1.90%	1.30% to 2.57%
2003	9,688	$6.17 to $22.97	125,864	0.26%	0.75% to 1.90%	30.44% to 31.85%
2002	9,473	$4.73 to $17.54	98,180	0.26%	0.45% to 1.90%	-31.44% to -30.42%
Fidelity® VIP High Income Portfolio - Initial Class
2006	20	$10.55 to $12.08	223	0.24%	0.80% to 1.25%	9.78% to 10.42%
2005	3,628	$8.87 to $13.08	39,781	14.63%	0.95% to 1.90%	0.70% to 1.77%
2004	4,370	$8.76 to $12.92	47,964	8.75%	0.80% to 2.25%	7.54% to 8.54%
2003	5,612	$8.11 to $11.96	56,970	6.32%	0.95% to 2.25%	24.90% to 26.10%
2002	4,489	$6.46 to $9.53	36,456	10.78%	0.95% to 2.25%	1.48% to 2.46%

184

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB			Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)			(lowest to highest)

Fidelity® VIP Overseas Portfolio - Initial Class
2006	399	$15.20 to $21.87	$ 8,523	1.26%	0.75%	to	1.50%	16.34% to 17.20%
2005	808	$12.98 to $19.38	15,059	0.62%	0.75%	to	1.50%	17.27% to 18.18%
2004	986	$10.99 to $16.51	15,669	1.18%	0.75%	to	1.50%	11.93% to 12.79%
2003	979	$9.75 to $14.74	13,904	0.58%	0.75%	to	1.50%	41.30% to 42.34%
2002	654	$6.85 to $10.42	6,617	0.85%	0.75%	to	1.50%	-21.47% to -20.88%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2006	11,979	$10.91 to $34.95	267,443	1.27%	0.75%	to	1.90%	9.56% to 10.88%
2005	14,205	$11.82 to $31.73	286,196	0.28%	0.75%	to	1.90%	14.76% to 16.07%
2004	13,694	$10.30 to $27.52	243,399	0.31%	0.75%	to	1.90%	13.19% to 14.61%
2003	11,483	$9.10 to $24.17	188,055	0.43%	0.75%	to	1.90%	-29.37% to 27.50%
2002	10,912	$7.22 to $19.81	145,571	0.86%	0.45%	to	1.90%	-11.07% to 78.65%
Fidelity® VIP Index 500 Portfolio - Initial Class
2006	1,948	$22.03 to $26.13	49,643	1.82%	1.25%	to	1.40%	14.10% to 14.32%
2005	2,538	$19.27 to $22.90	56,445	1.88%	1.25%	to	1.40%	3.34% to 3.49%
2004	3,269	$18.62 to $22.16	70,298	1.34%	1.25%	to	1.40%	9.11% to 9.21%
2003	3,762	$17.05 to $20.31	74,266	1.44%	1.25%	to	1.40%	26.62% to 26.86%
2002	4,125	$13.44 to $16.04	64,190	1.38%	1.25%	to	1.40%	-23.34% to -23.22%
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
2006	71	$17.16	1,210	4.63%	1.40%			2.88%
2005	105	$16.40 to $16.68	1,759	3.82%	1.25%	to	1.40%	0.79% to 0.92%
2004	118	$16.25 to $16.55	1,958	4.38%	1.25%	to	1.40%	2.99% to 3.11%
2003	140	$15.76 to $16.07	2,244	4.39%	1.25%	to	1.40%	3.74% to 3.89%
2002	187	$15.17 to $15.49	2,890	4.05%	1.25%	to	1.40%	8.80% to 8.96%
Franklin Small Cap Value Securities Fund - Class 2
2006	267	$18.01 to $18.76	4,969	0.65%	0.75%	to	1.50%	15.30% to 16.09%
2005	278	$15.62 to $16.16	4,461	0.61%	0.75%	to	1.50%	7.13% to 8.02%
2004	294	$14.58 to $14.96	4,384	0.04%	0.75%	to	1.50%	22.18% to 22.82%
2003	55	$12.02 to $12.18	662	0.19%	0.75%	to	1.25%	30.59% to 31.11%
2002	39	$9.22 to $9.29	365	(a)	0.75%	to	1.25%	(a)

185

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Mutual Shares Securities Fund - Class 2
2006	345	$10.84 to $10.91	$ 3,754	(e)	0.95% to 1.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING GET Fund - Series Q
2006	2,414	$10.42 to $10.94	25,742	3.98%	1.45% to 2.40%	2.96% to 3.99%
2005	3,101	$10.12 to $10.52	31,948	3.93%	1.45% to 2.40%	-0.88% to 0.10%
2004	3,662	$10.21 to $10.51	37,872	3.57%	1.45% to 2.40%	-0.49% to 0.38%
2003	4,282	$10.26 to $10.47	44,336	-	1.45% to 2.40%	2.60% to 3.66%
2002	5,460	$10.00 to $10.10	54,826	3.81%	1.45% to 2.40%	0.00% to 0.97%
ING GET Fund - Series R
2006	1,974	$10.81 to $11.32	21,801	3.41%	1.45% to 2.40%	4.24% to 5.20%
2005	2,426	$10.37 to $10.76	25,579	3.44%	1.45% to 2.40%	-0.77% to 0.28%
2004	3,152	$10.45 to $10.73	33,352	3.22%	1.45% to 2.40%	0.29% to 1.23%
2003	3,634	$10.42 to $10.60	38,175	0.01%	1.45% to 2.40%	3.58% to 4.54%
2002	4,312	$10.06 to $10.14	43,556	(a)	1.45% to 2.40%	(a)
ING GET Fund - Series S
2006	2,215	$10.80 to $11.51	24,387	3.05%	1.00% to 2.40%	4.75% to 6.18%
2005	2,994	$10.31 to $10.84	31,376	2.52%	1.00% to 2.40%	-0.58% to 0.84%
2004	3,472	$10.37 to $10.75	36,434	2.65%	1.00% to 2.40%	0.19% to 1.70%
2003	4,236	$10.35 to $10.57	44,140	0.10%	1.00% to 2.40%	3.40% to 4.86%
2002	5,334	$10.01 to $10.08	53,553	(a)	1.00% to 2.40%	(a)
ING GET Fund - Series T
2006	1,896	$10.75 to $11.20	20,734	3.00%	1.45% to 2.40%	4.07% to 5.07%
2005	2,299	$10.33 to $10.66	24,062	2.62%	1.45% to 2.40%	-0.86% to 0.09%
2004	2,687	$10.42 to $10.65	28,261	2.80%	1.45% to 2.40%	0.19% to 1.14%
2003	3,062	$10.40 to $10.53	32,020	0.14%	1.45% to 2.40%	3.38% to 4.36%
2002	3,908	$10.06 to $10.09	39,378	(a)	1.45% to 2.40%	(a)

186

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING GET Fund - Series U
2006	1,758	$10.98 to $11.42	$ 19,637	2.57%	1.45% to 2.40%	4.77% to 5.74%
2005	2,214	$10.48 to $10.80	23,508	2.19%	1.45% to 2.40%	-1.04% to 0.00%
2004	2,553	$10.59 to $10.80	27,273	1.91%	1.45% to 2.40%	0.95% to 1.89%
2003	2,854	$10.49 to $10.60	30,078	-	1.45% to 2.40%	5.21% to 6.00%
2002	50	$9.99 to $10.00	503	(a)	0.95% to 1.75%	(a)
ING GET Fund - Series V
2006	3,117	$9.71 to $10.07	30,716	2.25%	1.45% to 2.40%	1.89% to 2.86%
2005	4,571	$9.53 to $9.79	44,051	1.94%	1.45% to 2.40%	-1.55% to -0.61%
2004	5,690	$9.68 to $9.85	55,481	1.00%	1.45% to 2.40%	-0.10% to 0.82%
2003	7,680	$9.69 to $9.77	74,677	(b)	1.45% to 2.40%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
2006	46	$12.48 to $12.64	577	-	0.75% to 1.50%	0.24% to 1.04%
2005	16	$12.45 to $12.51	201	(d)	0.75% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING American Funds Growth Portfolio
2006	2,461	$12.80 to $13.33	31,969	0.17%	0.95% to 1.90%	7.65% to 8.56%
2005	1,596	$11.89 to $12.03	20,435	-	0.95% to 1.90%	13.35% to 14.57%
2004	169	$10.49 to $10.50	1,774	(c)	0.95% to 1.90%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING American Funds Growth-Income Portfolio
2006	2,517	$12.03 to $12.53	30,744	0.73%	0.95% to 1.90%	12.43% to 13.49%
2005	1,896	$10.70 to $10.82	22,150	0.42%	0.95% to 1.90%	3.28% to 4.34%
2004	208	$10.36 to $10.37	2,347	(c)	0.95% to 1.90%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)

187

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING American Funds International Portfolio
2006	2,095	$14.59 to $15.16	$ 30,978	0.86%	0.95% to 1.90%	16.07% to 17.15%
2005	2,168	$12.57 to $12.71	27,749	0.53%	0.95% to 1.90%	18.70% to 19.79%
2004	856	$10.59 to $10.61	9,074	(c)	0.95% to 1.90%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING BlackRock Large Cap Growth Portfolio - Service Class
2006	132	$12.18 to $12.38	1,626	-	0.95% to 1.90%	5.09% to 6.08%
2005	146	$11.59 to $11.67	1,700	(d)	0.95% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Evergreen Health Sciences Portfolio - Service Class
2006	44	$12.60 to $12.71	562	-	0.75% to 1.25%	12.40% to 13.08%
2005	45	$11.21 to $11.24	505	(d)	0.75% to 1.25%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Evergreen Omega Portfolio - Institutional Class
2006	1,258	$10.62 to $11.92	14,399	-	0.95% to 1.90%	3.90% to 4.93%
2005	1,492	$10.17 to $11.36	17,454	(d)	0.95% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class
2006	2,932	$9.82 to $9.94	28,943	(e)	0.95% to 1.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

188

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING FMRSM Diversified Mid Cap Portfolio - Service Class
2006	125	$13.01 to $13.18	$ 1,644	-	0.75% to 1.50%	10.58% to 11.13%
2005	30	$11.82 to $11.86	356	(d)	0.75% to 1.25%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING FMRSM Large Cap Growth Portfolio - Institutional Class
2006	7,527	$10.04 to $10.77	78,216	-	0.95% to 1.90%	0.95% to 1.89%
2005	2,299	$9.90 to $10.57	25,074	(d)	0.95% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING FMRSM Mid Cap Growth Portfolio - Service Class
2006	11	$9.77 to $9.83	109	(e)	0.95% to 1.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Franklin Income Portfolio - Service Class
2006	395	$10.89 to $10.96	4,316	(e)	0.95% to 1.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Global Real Estate Portfolio - Service Class
2006	148	$13.58 to $13.67	2,017	(e)	0.95% to 1.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

189

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Global Resources Portfolio - Service Class
2006	162	$9.89 to $9.96	$ 1,610	(e)	0.95% to 1.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class
2006	319	$11.35 to $14.76	4,487	0.62%	0.95% to 1.90%	34.28% to 34.55%
2005	110	$10.97	1,210	(d)	1.25% to 1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING JPMorgan Emerging Markets Equity Portfolio - Service Class
2006	349	$17.90 to $18.13	6,325	0.56%	0.75% to 1.50%	33.78% to 34.80%
2005	195	$13.38 to $13.45	2,620	(d)	0.75% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class
2006	524	$13.04 to $13.25	6,901	0.08%	0.95% to 1.90%	14.79% to 15.82%
2005	803	$11.36 to $11.44	9,171	(d)	0.95% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING JPMorgan Small Cap Core Equity Portfolio - Service Class
2006	27	$13.01 to $13.12	358	-	0.75% to 1.25%	15.80%
2005	1	$11.33 to $11.33	16	(d)	0.75% to 0.75%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

190

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING JPMorgan Value Opportunities Portfolio - Institutional Class
2006	3,256	$12.55 to $12.76	$ 41,313	0.72%	0.95% to 1.90%	18.17% to 19.36%
2005	4,224	$10.62 to $10.69	45,057	(d)	0.95% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING JPMorgan Value Opportunities Portfolio - Service Class
2006	281	$12.59 to $12.62	3,543	0.35%	1.25% to 1.40%	18.33% to 18.50%
2005	300	$10.64 to $10.65	3,197	(d)	1.25% to 1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Julius Baer Foreign Portfolio - Service Class
2006	1,083	$10.79 to $17.21	13,881	-	0.75% to 1.90%	27.57% to 28.24%
2005	163	$13.31 to $13.42	2,191	0.08%	0.75% to 1.25%	14.51%
2004	21	$11.72	242	(c)	0.75%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING Legg Mason Value Portfolio - Institutional Class
2006	2,636	$11.95 to $12.46	31,996	-	0.95% to 1.90%	4.73% to 5.81%
2005	3,079	$11.41 to $11.53	37,805	-	0.95% to 1.90%	4.20% to 5.20%
2004	80	$10.95 to $10.96	882	(c)	0.95% to 1.90%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING Legg Mason Value Portfolio - Service Class
2006	47	$12.08 to $12.18	571	-	0.75% to 1.25%	5.23% to 5.73%
2005	64	$11.46 to $11.52	731	(d)	0.75% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

191

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING LifeStyle Aggressive Growth Portfolio - Service Class
2006	101	$12.25 to $12.38	$ 1,239	0.10%	0.95% to 1.75%	16.11% to 17.01%
2005	50	$10.55 to $10.58	532	(d)	0.95% to 1.75%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING LifeStyle Growth Portfolio - Service Class
2006	738	$11.83 to $11.98	8,785	0.58%	0.95% to 1.90%	13.31% to 14.31%
2005	220	$10.44 to $10.48	2,302	(d)	0.95% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING LifeStyle Moderate Growth Portfolio - Service Class
2006	1,194	$11.48 to $11.63	13,815	1.02%	0.95% to 1.90%	11.24% to 12.37%
2005	333	$10.32 to $10.35	3,437	(d)	0.95% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING LifeStyle Moderate Portfolio - Service Class
2006	924	$11.19 to $11.34	10,417	1.26%	0.95% to 1.90%	9.28% to 10.42%
2005	383	$10.24 to $10.27	3,932	(d)	0.95% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Lord Abbett Affiliated Portfolio - Institutional Class
2006	4	$10.79 to $10.83	45	(e)	0.75% to 1.25%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

192

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Lord Abbett Affiliated Portfolio - Service Class
2006	99	$10.75 to $10.82	$ 1,071	(e)	0.95% to 1.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING MarketPro Portfolio - Service Class
2006	2	$10.45	20	(e)	1.40%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Marsico Growth Portfolio - Service Class
2006	83	$10.05 to $11.90	918	-	0.75% to 1.90%	3.60% to 4.20%
2005	18	$11.39 to $11.42	210	(d)	0.75% to 1.25%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Marsico International Opportunities Portfolio - Service Class
2006	952	$10.69 to $15.35	13,618	0.03%	0.75% to 1.90%	21.75% to 23.10%
2005	677	$12.37 to $12.47	8,410	(d)	0.75% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING MFS Total Return Portfolio - Institutional Class
2006	10,701	$11.43 to $11.62	123,605	2.62%	0.95% to 1.90%	10.01% to 11.09%
2005	13,910	$10.39 to $10.46	145,082	(d)	0.95% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

193

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING MFS Total Return Portfolio - Service Class
2006	118	$13.92 to $14.37	$ 1,658	2.36%	0.75% to 1.50%	10.28% to 11.07%
2005	187	$12.59 to $13.03	2,374	2.65%	0.75% to 1.50%	1.40% to 2.16%
2004	154	$12.39 to $12.85	1,922	2.76%	0.75% to 1.50%	9.74% to 10.24%
2003	35	$11.29 to $11.33	401	(b)	0.75% to 1.25%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING MFS Utilities Portfolio - Service Class
2006	81	$14.68 to $14.86	1,201	0.06%	0.75% to 1.50%	28.88% to 29.78%
2005	41	$11.39 to $11.45	469	(d)	0.75% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Oppenheimer Main Street Portfolio® - Institutional Class
2006	246	$12.19 to $12.64	3,092	1.44%	0.95% to 1.90%	13.09% to 14.08%
2005	140	$11.00 to $11.08	1,589	(d)	0.95% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Oppenheimer Main Street Portfolio® - Service Class
2006	13	$12.57	168	0.38%	0.75%	14.07%
2005	2	$11.02	27	(d)	0.75%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING PIMCO High Yield Portfolio - Service Class
2006	346	$10.55 to $11.37	3,918	6.45%	0.75% to 1.50%	7.42% to 8.08%
2005	284	$10.48 to $10.54	2,987	(d)	0.75% to 1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

194

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Pioneer Fund Portfolio - Institutional Class
2006	2,078	$10.78 to $12.77	$ 26,316	-	0.75% to 2.25%	14.47% to 15.88%
2005	2,096	$10.95 to $11.02	27,255	(d)	0.95% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Pioneer Mid Cap Value Portfolio - Institutional Class
2006	3	$10.63	36	(e)	0.75%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Pioneer Mid Cap Value Portfolio - Service Class
2006	33	$10.52 to $10.58	344	(e)	0.95% to 1.75%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING T. Rowe Price Capital Appreciation Portfolio - Service Class
2006	466	$12.33 to $12.48	5,804	1.29%	0.75% to 1.50%	13.27% to 13.76%
2005	80	$10.93 to $10.97	878	(d)	0.75% to 1.25%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING T. Rowe Price Equity Income Portfolio - Service Class
2006	419	$11.01 to $17.57	6,350	1.24%	0.75% to 1.90%	17.29% to 18.16%
2005	333	$14.18 to $14.98	4,775	1.58%	0.75% to 1.50%	2.39% to 3.16%
2004	168	$13.81 to $14.63	2,335	1.25%	0.75% to 1.50%	13.48% to 13.99%
2003	58	$12.17 to $12.22	704	(b)	0.75% to 1.25%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)

195

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Templeton Global Growth Portfolio - Service Class
2006	62	$11.08 to $11.15	$ 692	(e)	0.95% to 1.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING UBS U.S. Allocation Portfolio - Service Class
2006	604	$11.74 to $11.94	7,159	1.43%	0.95% to 1.90%	8.91% to 10.05%
2005	708	$10.78 to $10.85	7,663	(d)	0.95% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Van Kampen Growth and Income Portfolio - Service Class
2006	116	$12.60 to $12.76	1,476	1.35%	0.75% to 1.50%	14.34% to 15.16%
2005	121	$11.02 to $11.08	1,341	(d)	0.75% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Van Kampen Real Estate Portfolio - Service Class
2006	88	$11.88 to $12.34	1,079	(e)	0.75% to 1.50%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Index Plus International Equity Portfolio - Service Class
2006	887	$10.86 to $10.94	9,676	(e)	0.75% to 1.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

196

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class
2006	21	$10.63 to $10.79	$ 225	(e)	0.75% to 1.75%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class
2006	36	$10.42 to $10.55	374	(e)	0.75% to 1.75%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING American Century Large Company Value Portfolio - Service Class
2006	14	$12.99 to $13.30	187	0.28%	0.75% to 1.25%	17.88% to 18.43%
2005	12	$11.02 to $13.27	130	1.16%	0.75% to 1.25%	0.00% to 0.54%
2004	35	$11.02 to $13.23	387	1.06%	0.75% to 1.25%	8.68% to 9.19%
2003	17	$10.14 to $12.14	179	0.65%	0.75% to 1.25%	29.67%
2002	2	$7.82	14	(a)	1.25%	(a)
ING American Century Select Portfolio - Initial Class
2006	4,885	$9.82 to $10.48	50,566	1.22%	0.75% to 1.90%	-3.46% to -2.35%
2005	6,054	$10.14 to $10.75	69,123	(d)	0.75% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING American Century Small-Mid Cap Value Portfolio - Service Class
2006	102	$15.55 to $18.32	1,650	0.01%	0.75% to 1.50%	13.67% to 14.58%
2005	107	$13.68 to $16.02	1,511	0.24%	0.75% to 1.50%	6.29% to 7.08%
2004	77	$12.87 to $15.00	1,034	-	0.75% to 1.50%	19.89% to 20.35%
2003	50	$10.81 to $12.48	561	0.16%	0.75% to 1.25%	16.24% to 34.53%
2002	20	$8.11 to $9.30	173	(a)	0.75% to 1.25%	(a)
197

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Baron Asset Portfolio - Service Class
2006	1	$10.09 to $10.12	$ 7	(e)	0.75% to 1.25%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Baron Small Cap Growth Portfolio - Service Class
2006	541	$10.05 to $19.69	7,061	-	0.75% to 1.90%	13.49% to 14.40%
2005	248	$15.20 to $17.25	3,883	-	0.75% to 1.50%	5.78% to 6.55%
2004	200	$14.37 to $16.22	2,941	-	0.75% to 1.50%	26.05% to 27.04%
2003	119	$11.40 to $12.79	1,381	-	0.75% to 1.50%	18.29% to 32.34%
2002	21	$8.72 to $9.68	193	(a)	0.75% to 1.25%	(a)
ING Columbia Small Cap Value II Portfolio - Service Class
2006	327	$10.02 to $10.10	3,294	(e)	0.75% to 1.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Davis Venture Value Portfolio - Service Class
2006	173	$10.91 to $15.96	2,083	-	0.75% to 1.90%	12.11% to 13.01%
2005	83	$11.31 to $14.15	982	-	0.75% to 1.50%	2.35% to 3.12%
2004	129	$11.05 to $13.75	1,485	-	0.75% to 1.50%	6.87% to 7.64%
2003	113	$10.34 to $12.80	1,215	0.75%	0.75% to 1.50%	39.53%
2002	1	$7.69	5	(a)	0.75%	(a)
ING Fundamental Research Portfolio - Service Class
2006	2	$12.70 to $13.00	24	0.10%	0.75% to 1.25%	10.82% to 11.30%
2005	2	$11.46 to $11.68	19	2.04%	0.75% to 1.25%	4.37% to 4.94%
2004	7	$10.98 to $11.13	79	-	0.75% to 1.25%	9.12%
2003	1	$10.20	6	(b)	0.75%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)

198

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Goldman Sachs® Capital Growth Portfolio - Service Class
2006	24	$11.38 to $13.68	$ 282	-	0.75% to 1.25%	7.26% to 7.77%
2005	35	$10.61 to $12.72	379	0.29%	0.75% to 1.25%	0.57% to 1.12%
2004	29	$10.55 to $12.61	315	-	0.75% to 1.25%	7.43% to 7.98%
2003	2	$9.82 to $11.70	25	-	0.75% to 1.25%	22.68%
2002	2	$8.07	18	(a)	0.75% to 0.80%	(a)
ING JPMorgan International Portfolio - Initial Class
2006	2,902	$10.78 to $31.74	45,361	0.92%	0.75% to 1.90%	19.91% to 21.29%
2005	3,204	$8.99 to $26.17	43,806	0.75%	0.75% to 1.90%	7.92% to 9.22%
2004	3,467	$8.33 to $23.96	44,030	1.15%	0.75% to 1.90%	16.67% to 18.03%
2003	3,196	$7.14 to $20.30	34,019	1.05%	0.75% to 1.90%	27.05% to 28.48%
2002	2,909	$5.62 to $15.80	24,044	0.62%	0.75% to 1.90%	-19.64% to -18.69%
ING JPMorgan Mid Cap Value Portfolio - Service Class
2006	156	$17.09 to $19.74	2,766	-	0.75% to 1.50%	14.78% to 15.69%
2005	137	$14.89 to $17.10	2,101	0.28%	0.75% to 1.50%	6.89% to 7.67%
2004	154	$13.93 to $15.92	2,215	0.21%	0.75% to 1.50%	18.76% to 19.71%
2003	55	$11.73 to $13.32	678	0.48%	0.75% to 1.50%	28.46% to 29.02%
2002	9	$9.17 to $9.20	87	(a)	0.75% to 1.25%	(a)
ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class
2006	3,252	$6.11 to $18.04	42,509	-	0.75% to 1.90%	8.14% to 9.47%
2005	3,880	$5.65 to $16.48	48,357	-	0.75% to 1.90%	9.28% to 10.60%
2004	4,742	$5.17 to $14.90	53,255	-	0.75% to 1.90%	7.71% to 8.92%
2003	5,581	$4.80 to $13.68	58,639	-	0.75% to 1.90%	35.59% to 37.25%
2002	6,053	$3.54 to $9.97	47,008	-	0.45% to 1.90%	-36.54% to -35.60%
ING Lord Abbett U.S. Government Securities Portfolio - Initial Class
2006	1,107	$10.39 to $10.46	11,549	(e)	0.95% to 1.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

199

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Neuberger Berman Partners Portfolio - Initial Class
2006	4,756	$10.30 to $10.49	$ 49,253	(e)	0.95% to 2.25%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Neuberger Berman Regency Portfolio - Service Class
2006	37	$10.05 to $10.11	370	(e)	0.95% to 1.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING OpCap Balanced Value Portfolio - Service Class
2006	90	$12.26 to $15.43	1,186	0.91%	0.75% to 1.50%	8.88% to 9.60%
2005	121	$11.26 to $14.11	1,444	0.39%	0.75% to 1.50%	1.17% to 1.94%
2004	180	$11.13 to $13.87	2,116	1.01%	0.75% to 1.50%	8.69% to 9.42%
2003	116	$10.24 to $12.69	1,250	1.66%	0.75% to 1.50%	28.66%
2002	2	$8.34 to $8.37	15	(a)	0.80% to 1.25%	(a)
ING Oppenheimer Global Portfolio - Initial Class
2006	13,690	$13.51 to $14.07	190,280	0.07%	0.75% to 1.90%	15.80% to 17.09%
2005	15,774	$11.62 to $12.04	193,562	(d)	0.75% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Oppenheimer Strategic Income Portfolio - Initial Class
2006	6,500	$10.54 to $10.93	70,286	0.38%	0.75% to 2.25%	6.07% to 7.66%
2005	7,202	$9.99 to $10.13	75,516	(d)	0.75% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

200

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Oppenheimer Strategic Income Portfolio - Service Class
2006	-	$10.73	$ 1	(e)	1.25%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING PIMCO Total Return Portfolio - Service Class
2006	563	$11.61 to $12.03	6,721	1.62%	0.75% to 1.50%	2.47% to 3.26%
2005	492	$11.31 to $11.65	5,693	1.55%	0.75% to 1.50%	0.53% to 1.30%
2004	339	$11.18 to $11.50	3,885	-	0.75% to 1.50%	2.73% to 3.60%
2003	237	$10.82 to $11.10	2,613	3.68%	0.75% to 1.50%	0.93% to 3.26%
2002	119	$10.70 to $10.75	1,275	(a)	0.75% to 1.50%	(a)
ING Pioneer High Yield Portfolio - Initial Class
2006	2	$10.58 to $10.61	21	(e)	0.75% to 1.25%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Solution 2015 Portfolio - Service Class
2006	82	$11.64 to $11.78	959	0.27%	0.75% to 1.50%	9.36% to 9.89%
2005	6	$10.68 to $10.72	68	(d)	0.75% to 1.25%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Solution 2025 Portfolio - Service Class
2006	70	$12.13 to $12.23	853	0.23%	0.75% to 1.25%	11.18% to 11.79%
2005	11	$10.91 to $10.94	125	(d)	0.75% to 1.25%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

201

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB			Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING Solution 2035 Portfolio - Service Class
2006	36	$12.47 to $12.58	$ 453	0.11%	0.75%	to	1.25%	12.65%
2005	-	$11.07	3	(d)	1.25%			(d)
2004	(d)	(d)	(d)	(d)		(d)		(d)
2003	(d)	(d)	(d)	(d)		(d)		(d)
2002	(d)	(d)	(d)	(d)		(d)		(d)
ING Solution 2045 Portfolio - Service Class
2006	21	$12.81 to $12.92	272	0.05%	0.75%	to	1.25%	13.66%
2005	-	$11.27	3	(d)	1.25%			(d)
2004	(d)	(d)	(d)	(d)		(d)		(d)
2003	(d)	(d)	(d)	(d)		(d)		(d)
2002	(d)	(d)	(d)	(d)		(d)		(d)
ING Solution Income Portfolio - Service Class
2006	37	$10.92 to $11.02	408	0.18%	0.75%	to	1.25%	6.02%
2005	13	$10.30	138	(d)	1.25%			(d)
2004	(d)	(d)	(d)	(d)		(d)		(d)
2003	(d)	(d)	(d)	(d)		(d)		(d)
2002	(d)	(d)	(d)	(d)		(d)		(d)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
2006	6,287	$11.90 to $12.67	78,292	-	0.75%	to	1.90%	7.04% to 8.35%
2005	7,857	$11.07 to $11.73	90,830	(d)	0.75%	to	1.90%	(d)
2004	(d)	(d)	(d)	(d)		(d)		(d)
2003	(d)	(d)	(d)	(d)		(d)		(d)
2002	(d)	(d)	(d)	(d)		(d)		(d)
ING T. Rowe Price Growth Equity Portfolio - Initial Class
2006	2,343	$12.35 to $30.09	60,240	0.23%	0.75%	to	1.50%	11.65% to 12.44%
2005	2,307	$13.30 to $26.93	64,310	0.49%	0.75%	to	1.50%	4.59% to 5.39%
2004	2,801	$12.62 to $25.72	73,921	0.15%	0.75%	to	1.50%	8.39% to 9.21%
2003	3,123	$11.57 to $23.71	74,887	0.15%	0.75%	to	1.50%	28.96% to 30.00%
2002	3,205	$8.90 to $18.37	58,443	0.19%	0.45%	to	1.50%	-24.44% to -23.64%

202

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Templeton Foreign Equity Portfolio - Service Class
2006	64	$11.15 to $11.22	$ 715	(e)	0.75% to 1.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Thornburg Value Portfolio - Initial Class
2006	2,035	$7.06 to $32.27	28,919	0.47%	0.75% to 1.90%	14.61% to 15.95%
2005	2,322	$6.16 to $27.83	30,602	0.78%	0.75% to 1.90%	-0.32% to 0.80%
2004	2,955	$6.18 to $27.61	38,224	0.42%	0.75% to 1.90%	10.75% to 12.05%
2003	3,394	$5.58 to $24.64	39,287	0.20%	0.75% to 1.90%	25.68% to 27.14%
2002	3,869	$4.44 to $20.94	35,741	-	0.45% to 1.90%	-31.49% to -30.48%
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
2006	2,519	$8.29 to $18.70	36,982	0.79%	0.75% to 1.90%	12.33% to 13.68%
2005	3,105	$7.38 to $16.45	40,268	0.88%	0.75% to 1.90%	7.27% to 8.51%
2004	3,631	$6.88 to $15.16	43,678	0.77%	0.75% to 1.90%	12.60% to 13.90%
2003	3,988	$6.11 to $13.31	42,940	0.57%	0.75% to 1.90%	22.69% to 24.04%
2002	4,627	$4.98 to $10.73	40,669	0.20%	0.75% to 1.90%	-26.32% to -25.45%
ING UBS U.S. Small Cap Growth Portfolio - Service Class
2006	3	$9.67 to $9.72	29	(e)	0.95% to 1.75%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Van Kampen Comstock Portfolio - Service Class
2006	221	$14.17 to $16.85	3,248	0.66%	0.75% to 1.50%	14.09% to 14.99%
2005	252	$12.42 to $14.68	3,224	0.60%	0.75% to 1.50%	1.97% to 2.74%
2004	298	$12.18 to $14.32	3,726	-	0.75% to 1.50%	15.23% to 15.84%
2003	83	$10.64 to $12.38	899	0.77%	0.75% to 1.25%	28.04% to 28.69%
2002	38	$8.31 to $8.34	319	(a)	0.75% to 1.25%	(a)

203

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Van Kampen Equity and Income Portfolio - Initial Class
2006	11,772	$11.84 to $12.18	$ 142,375	1.91%	0.75% to 1.90%	10.52% to 11.84%
2005	13,462	$10.66 to $10.91	146,295	(d)	0.75% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING VP Strategic Allocation Conservative Portfolio - Class I
2006	802	$16.28 to $19.45	14,115	2.69%	0.75% to 1.50%	6.77% to 7.58%
2005	795	$15.95 to $18.08	16,483	1.95%	0.75% to 1.50%	2.31% to 3.08%
2004	926	$15.55 to $17.54	18,730	1.82%	0.75% to 1.50%	6.50% to 7.15%
2003	1,031	$14.58 to $16.37	19,422	2.31%	0.75% to 1.40%	12.05% to 12.82%
2002	1,237	$12.99 to $14.51	20,088	3.32%	0.75% to 1.40%	-5.69% to -0.78%
ING VP Strategic Allocation Growth Portfolio - Class I
2006	800	$10.68 to $21.97	15,119	1.35%	0.75% to 2.25%	10.67% to 12.32%
2005	633	$16.45 to $19.56	14,815	1.22%	0.75% to 1.50%	4.65% to 5.39%
2004	771	$15.68 to $18.56	15,631	1.04%	0.75% to 2.25%	10.33% to 11.20%
2003	813	$14.18 to $16.69	14,808	0.87%	0.75% to 2.25%	22.52% to 23.45%
2002	835	$11.55 to $13.52	11,257	1.75%	0.75% to 2.25%	-15.04% to -14.40%
ING VP Strategic Allocation Moderate Portfolio - Class I
2006	1,165	$10.87 to $20.58	20,258	1.93%	0.75% to 2.25%	8.70% to 10.35%
2005	953	$12.95 to $18.65	21,319	1.57%	0.75% to 1.50%	3.15% to 3.90%
2004	1,065	$15.45 to $17.95	20,822	1.30%	0.75% to 2.25%	8.74% to 9.38%
2003	948	$14.19 to $16.41	16,937	1.41%	0.75% to 2.25%	17.79% to 18.57%
2002	977	$12.03 to $13.84	14,344	2.50%	0.45% to 1.40%	-10.81% to -9.94%
ING VP Growth and Income Portfolio - Class I
2006	14,714	$8.06 to $305.35	372,591	1.14%	0.75% to 2.25%	11.63% to 13.32%
2005	15,346	$7.36 to $231.60	383,782	0.99%	0.75% to 1.90%	6.05% to 7.34%
2004	18,090	$6.94 to $216.86	423,357	2.31%	0.75% to 2.25%	6.28% to 7.59%
2003	20,842	$6.53 to $202.58	455,361	-	0.75% to 2.25%	-24.93% to 25.16%
2002	24,165	$5.28 to $162.71	415,966	0.84%	0.45% to 1.90%	-26.42% to 60.86%

204

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING GET U.S. Core Portfolio - Series 1
2006	1,515	$10.76 to $11.14	$ 16,578	2.46%	1.45% to 2.40%	5.08% to 6.20%
2005	1,865	$10.24 to $10.49	19,331	2.38%	1.45% to 2.40%	-0.78% to 0.10%
2004	2,214	$10.32 to $10.48	23,042	0.68%	1.45% to 2.40%	0.98% to 1.95%
2003	2,531	$10.22 to $10.28	25,945	(b)	1.45% to 2.40%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING GET U.S. Core Portfolio - Series 2
2006	854	$10.39 to $10.73	9,019	2.88%	1.45% to 2.40%	4.11% to 5.09%
2005	1,432	$9.98 to $10.21	14,471	2.63%	1.45% to 2.40%	-1.58% to -0.58%
2004	1,939	$10.14 to $10.27	19,803	0.10%	1.45% to 2.40%	1.20% to 2.19%
2003	2,442	$10.02 to $10.05	24,501	(b)	1.45% to 2.40%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING GET U.S. Core Portfolio - Series 3
2006	2,752	$10.10 to $10.40	28,242	2.51%	1.45% to 2.40%	3.80% to 4.84%
2005	4,182	$9.73 to $9.92	41,138	1.97%	1.45% to 2.40%	-1.62% to -0.70%
2004	5,491	$9.89 to $9.99	54,614	-	1.45% to 2.40%	-1.00% to -0.10%
2003	196	$10.00	1,965	(b)	0.95% to 1.75%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING GET U.S. Core Portfolio - Series 4
2006	469	$10.75 to $11.05	5,115	2.72%	1.45% to 2.40%	5.29% to 6.35%
2005	569	$10.21 to $10.39	5,868	1.74%	1.45% to 2.40%	-1.16% to -0.19%
2004	788	$10.33 to $10.41	8,173	(c)	1.45% to 2.40%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING GET U.S. Core Portfolio - Series 5
2006	284	$11.36 to $11.64	3,282	1.93%	1.45% to 2.40%	8.60% to 9.60%
2005	374	$10.46 to $10.62	3,957	0.98%	1.45% to 2.40%	0.19% to 1.14%
2004	422	$10.44 to $10.50	4,428	(c)	1.45% to 2.40%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)

205

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING GET U.S. Core Portfolio - Series 6
2006	3,851	$10.87 to $11.11	$ 42,523	2.61%	1.45% to 2.40%	7.84% to 8.81%
2005	6,780	$10.08 to $10.21	68,984	0.38%	1.45% to 2.40%	0.20% to 1.19%
2004	8,740	$10.06 to $10.09	88,090	(c)	1.45% to 2.40%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING GET U.S. Core Portfolio - Series 7
2006	2,664	$10.75 to $10.97	29,018	2.50%	1.45% to 2.40%	7.61% to 8.72%
2005	4,298	$9.99 to $10.09	43,222	0.06%	1.45% to 2.40%	-0.10% to 0.90%
2004	5,702	$10.00	57,015	(c)	0.95% to 1.90%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING GET U.S. Core Portfolio - Series 8
2006	2,552	$10.86 to $11.04	28,056	1.80%	1.45% to 2.40%	8.06% to 9.09%
2005	3,197	$10.05 to $10.12	32,287	(d)	1.45% to 2.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING GET U.S. Core Portfolio - Series 9
2006	1,856	$10.71 to $10.83	20,035	1.29%	1.45% to 2.25%	7.64% to 8.52%
2005	2,337	$9.94 to $10.00	23,302	(d)	1.45% to 2.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING GET U.S. Core Portfolio - Series 10
2006	1,672	$10.69 to $10.80	18,001	0.75%	1.45% to 2.25%	7.33% to 8.22%
2005	2,176	$9.96 to $10.00	21,698	(d)	1.45% to 2.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

206

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING GET U.S. Core Portfolio - Series 11
2006	1,783	$10.54 to $10.65	$ 18,897	0.11%	1.45% to 2.40%	5.29% to 6.29%
2005	2,425	$10.01 to $10.02	24,279	(d)	0.95% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING GET U.S. Core Portfolio - Series 12
2006	4,373	$11.15 to $11.24	48,943	(e)	1.45% to 2.40%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING GET U.S. Core Portfolio - Series 13
2006	4,416	$10.06 to $10.11	44,505	(e)	1.45% to 2.40%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING GET U.S. Core Portfolio - Series 14
2006	9	$10.00	85	(e)	0.95% to 1.25%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Global Science and Technology Portfolio - Class I
2006	1,911	$4.14 to $14.07	8,139	-	0.75% to 1.90%	5.24% to 6.60%
2005	2,617	$3.92 to $13.24	10,507	-	0.75% to 1.90%	9.56% to 10.87%
2004	2,857	$3.56 to $11.96	10,373	-	0.75% to 1.90%	-3.17% to -1.86%
2003	3,595	$3.66 to $12.23	13,372	-	0.75% to 1.90%	42.64% to 44.62%
2002	2,536	$2.55 to $2.67	6,564	-	0.75% to 1.90%	-42.40% to -41.72%

207

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP Growth Portfolio - Class I
2006	1,613	$5.81 to $16.44	$ 18,754	0.06%	0.75% to 1.90%	0.69% to 1.89%
2005	1,858	$5.77 to $16.14	23,711	0.68%	0.75% to 1.90%	7.25% to 8.61%
2004	2,380	$5.38 to $14.86	28,081	0.12%	0.75% to 1.90%	5.25% to 6.37%
2003	2,874	$5.11 to $13.97	32,091	-	0.75% to 1.90%	27.75% to 29.46%
2002	3,203	$4.00 to $10.80	28,286	-	0.75% to 1.90%	-30.30% to -29.47%
ING VP Index Plus LargeCap Portfolio - Class I
2006	9,664	$9.15 to $22.99	152,360	1.09%	0.75% to 2.25%	11.99% to 13.70%
2005	9,069	$8.14 to $20.22	161,314	1.24%	0.75% to 1.90%	3.43% to 4.62%
2004	10,827	$7.87 to $19.33	182,362	1.01%	0.75% to 2.25%	8.40% to 9.77%
2003	12,166	$7.26 to $17.61	186,926	1.03%	0.75% to 2.25%	23.89% to 25.16%
2002	13,185	$5.86 to $14.07	154,417	0.24%	0.45% to 2.25%	-23.02% to -21.88%
ING VP Index Plus MidCap Portfolio - Class I
2006	724	$10.94 to $24.21	16,714	0.62%	0.75% to 1.50%	7.81% to 8.63%
2005	859	$16.06 to $22.30	18,302	0.44%	0.75% to 1.50%	9.52% to 10.34%
2004	944	$14.59 to $20.23	18,233	0.40%	0.75% to 1.50%	14.85% to 15.72%
2003	901	$12.63 to $17.49	15,032	0.44%	0.75% to 1.50%	30.49% to 31.40%
2002	925	$12.33 to $13.31	11,779	0.50%	0.45% to 1.50%	-13.40% to -12.49%
ING VP Index Plus SmallCap Portfolio - Class I
2006	480	$11.11 to $19.70	8,727	0.41%	0.75% to 1.50%	12.07% to 13.00%
2005	614	$15.33 to $17.45	9,917	0.31%	0.75% to 1.50%	6.09% to 6.79%
2004	592	$14.45 to $16.34	8,963	0.14%	0.75% to 1.50%	20.22% to 21.21%
2003	538	$12.02 to $13.49	6,712	0.16%	0.75% to 1.50%	34.15% to 35.13%
2002	464	$8.96 to $9.99	4,275	0.19%	0.75% to 1.50%	-14.50% to -13.86%
ING VP International Equity Portfolio - Class I
2006	1,447	$9.70 to $15.97	18,195	1.61%	0.75% to 1.90%	21.25% to 22.63%
2005	1,463	$8.00 to $11.31	17,086	0.92%	0.75% to 1.90%	14.61% to 16.00%
2004	1,353	$6.98 to $9.75	13,340	1.15%	0.75% to 1.90%	14.99% to 16.21%
2003	993	$6.07 to $8.39	8,924	0.89%	0.75% to 1.90%	29.42% to 31.09%
2002	836	$4.69 to $6.40	5,228	0.22%	0.75% to 1.90%	-28.07% to -27.23%

208

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP Small Company Portfolio - Class I
2006	3,127	$13.29 to $29.24	$ 68,006	0.41%	0.75% to 1.90%	14.57% to 15.93%
2005	3,533	$11.60 to $25.23	72,337	0.14%	0.75% to 1.90%	8.21% to 9.46%
2004	4,382	$10.72 to $23.05	82,870	0.28%	0.75% to 1.90%	12.13% to 13.55%
2003	4,826	$9.56 to $20.30	80,458	0.24%	0.75% to 1.90%	34.84% to 36.42%
2002	4,213	$7.09 to $14.88	52,158	0.52%	0.45% to 1.90%	-24.69% to -23.57%
ING VP Value Opportunity Portfolio - Class I
2006	531	$11.05 to $22.88	11,521	1.42%	0.75% to 1.50%	14.29% to 15.15%
2005	684	$12.96 to $19.87	12,906	1.88%	0.75% to 1.50%	5.44% to 6.20%
2004	909	$12.23 to $18.71	16,285	0.82%	0.75% to 1.50%	8.48% to 9.35%
2003	1,131	$11.21 to $17.11	18,645	0.76%	0.75% to 1.50%	22.79% to 23.63%
2002	1,272	$9.36 to $13.84	17,001	0.44%	0.45% to 1.50%	-27.07% to -26.30%
ING VP Value Opportunity Portfolio - Class S
2006	105	$11.28 to $11.40	1,192	1.49%	0.95% to 1.90%	13.60% to 14.69%
2005	145	$9.93 to $9.94	1,436	(d)	0.95% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING VP Financial Services Portfolio - Class I
2006	31	$11.36 to $13.91	426	1.19%	0.75% to 1.50%	16.06% to 16.60%
2005	11	$11.83 to $11.93	126	(d)	0.75% to 1.25%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING VP High Yield Bond Portfolio - Class I
2006	3,105	$10.52 to $10.64	32,955	(e)	0.95% to 2.25%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

209

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP International Value Portfolio - Class I
2006	401	$16.17 to $18.38	$ 6,725	2.18%	0.75% to 1.50%	27.52% to 28.53%
2005	304	$12.68 to $14.33	3,967	2.79%	0.75% to 1.50%	7.82% to 8.62%
2004	247	$11.76 to $13.22	2,980	1.29%	0.75% to 1.50%	15.63% to 16.51%
2003	115	$10.17 to $11.37	1,199	1.60%	0.75% to 1.50%	15.86% to 29.02%
2002	49	$7.95 to $8.83	404	(a)	0.75% to 1.50%	(a)
ING VP MidCap Opportunities Portfolio - Class I
2006	34	$11.93 to $12.26	411	-	0.75% to 1.25%	6.42% to 7.00%
2005	33	$11.21 to $11.46	379	-	0.75% to 1.25%	9.05% to 9.56%
2004	32	$10.28 to $13.84	340	-	0.75% to 1.25%	10.18% to 10.69%
2003	96	$9.33 to $9.45	905	-	0.75% to 1.25%	34.83% to 35.58%
2002	11	$6.89 to $6.97	76	(a)	0.75% to 1.50%	(a)
ING VP MidCap Opportunities Portfolio - Class S
2006	742	$10.20 to $10.77	7,822	-	0.95% to 1.90%	5.59% to 6.63%
2005	1,074	$9.66 to $10.10	10,674	-	0.95% to 1.90%	8.05% to 9.07%
2004	1,180	$8.94 to $9.26	10,784	-	0.95% to 1.90%	9.02% to 10.11%
2003	818	$8.20 to $8.41	6,818	-	0.95% to 1.90%	34.21% to 35.43%
2002	418	$6.11 to $6.21	2,583	-	0.95% to 1.90%	-27.40% to -26.70%
ING VP Real Estate Portfolio - Class I
2006	242	$20.61 to $21.02	5,083	2.33%	0.75% to 1.50%	34.41% to 35.18%
2005	152	$15.43 to $15.55	2,360	3.04%	0.75% to 1.25%	11.17% to 11.63%
2004	86	$13.88 to $13.93	1,193	(c)	0.75% to 1.25%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING VP SmallCap Opportunities Portfolio - Class I
2006	26	$8.89 to $15.40	241	-	0.75% to 1.25%	11.12% to 11.61%
2005	11	$8.00 to $13.81	88	-	0.75% to 1.25%	7.82% to 8.34%
2004	128	$7.42 to $12.78	970	-	0.75% to 1.25%	8.80% to 9.42%
2003	202	$6.78 to $11.71	1,392	-	0.75% to 1.50%	36.95% to 37.45%
2002	12	$4.98 to $5.02	58	(a)	0.75% to 1.25%	(a)

210

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP SmallCap Opportunities Portfolio - Class S
2006	629	$8.03 to $8.48	$ 5,223	-	0.95% to 1.90%	10.30% to 11.29%
2005	810	$7.28 to $7.62	6,065	-	0.95% to 1.90%	6.74% to 7.78%
2004	765	$6.82 to $7.07	5,342	-	0.95% to 1.90%	7.91% to 8.94%
2003	704	$6.32 to $6.49	4,528	-	0.95% to 1.90%	35.62% to 37.21%
2002	376	$4.66 to $4.73	1,772	-	0.95% to 1.90%	-44.82% to -44.28%
ING VP Balanced Portfolio - Class I
2006	7,358	$10.64 to $38.70	165,989	2.39%	0.75% to 2.25%	7.47% to 9.16%
2005	6,847	$10.08 to $27.78	174,465	2.33%	0.75% to 1.90%	2.34% to 3.50%
2004	7,519	$9.85 to $26.84	189,559	2.00%	0.75% to 2.25%	7.30% to 8.58%
2003	6,962	$9.18 to $24.72	172,818	1.94%	0.75% to 2.25%	16.65% to 18.00%
2002	7,046	$7.87 to $26.80	148,868	1.07%	0.45% to 2.25%	-12.01% to -10.71%
ING VP Intermediate Bond Portfolio - Class I
2006	6,657	$10.25 to $79.47	115,703	3.76%	0.75% to 2.25%	1.75% to 3.26%
2005	7,208	$11.62 to $20.25	130,583	3.70%	0.75% to 1.90%	1.18% to 2.38%
2004	7,665	$11.37 to $19.78	137,880	7.97%	0.75% to 2.25%	2.91% to 4.11%
2003	8,243	$10.94 to $19.00	143,435	1.80%	0.75% to 2.25%	4.22% to 5.51%
2002	9,939	$11.86 to $18.01	164,563	3.25%	0.75% to 2.25%	6.28% to 7.53%
ING VP Money Market Portfolio - Class I
2006	18,036	$10.17 to $15.44	224,967	2.87%	0.75% to 2.25%	2.49% to 4.11%
2005	17,339	$10.21 to $14.83	214,217	1.08%	0.75% to 1.90%	1.09% to 2.21%
2004	15,367	$10.10 to $14.51	192,781	1.13%	0.75% to 2.25%	-0.88% to 0.35%
2003	13,149	$10.02 to $14.46	173,894	1.89%	0.75% to 2.25%	-1.07% to 0.14%
2002	19,939	$10.30 to $14.44	262,556	3.85%	0.75% to 2.25%	-0.31% to 0.86%
ING VP Natural Resources Trust
2006	190	$22.27 to $29.95	5,532	-	0.75% to 1.50%	19.92% to 20.81%
2005	199	$18.44 to $24.79	4,803	0.03%	0.75% to 1.50%	40.71% to 41.82%
2004	111	$16.41 to $17.48	1,861	0.95%	0.75% to 1.50%	11.03% to 11.76%
2003	116	$14.78 to $15.64	1,732	-	0.75% to 1.50%	28.52% to 29.58%
2002	135	$11.48 to $12.07	1,567	0.19%	0.75% to 1.50%	-3.56% to -2.83%

211

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Janus Aspen Series Balanced Portfolio - Institutional Shares
2006	1	$31.04	$ 21	2.16%	0.75%	9.88%
2005	1	$28.25	19	-	0.75%	7.17%
2004	9,164	$9.95 to $27.77	156,790	2.08%	0.75% to 1.90%	6.53% to 7.72%
2003	11,471	$9.34 to $25.95	186,531	2.17%	0.75% to 1.90%	-46.48% to 13.18%
2002	13,695	$8.35 to $23.08	197,825	2.41%	0.45% to 1.90%	-8.22% to 109.99%
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
2006	1	$22.39	12	4.88%	0.75%	3.47%
2005	1	$21.64	11	-	0.75%	1.22%
2004	794	$11.46 to $21.38	15,748	5.17%	0.75% to 1.50%	2.40% to 3.19%
2003	1,144	$11.13 to $20.72	22,158	4.66%	0.75% to 1.50%	4.82% to 5.61%
2002	1,538	$12.85 to $19.62	28,392	4.45%	0.45% to 1.50%	8.83% to 9.98%
Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares
2006	-	$19.85 to $21.47	8	0.49%	0.75% to 1.50%	9.73% to 10.56%
2005	-	$18.09 to $19.42	7	-	0.75% to 1.50%	2.73% to 3.52%
2004	6,667	$5.85 to $21.12	84,481	0.13%	0.75% to 1.90%	2.45% to 3.70%
2003	8,493	$5.71 to $20.49	105,326	0.08%	0.75% to 1.90%	29.19% to 30.80%
2002	10,142	$4.42 to $15.78	98,503	-	0.45% to 1.90%	-27.91% to -26.84%
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares
2006	-	$25.19 to $27.25	7	-	0.75% to 1.50%	11.96% to 12.79%
2005	-	$22.50 to $24.16	6	-	0.75% to 1.50%	10.62% to 11.44%
2004	7,231	$4.59 to $21.68	94,264	-	0.75% to 1.90%	18.30% to 19.85%
2003	7,749	$3.88 to $18.09	88,717	-	0.75% to 1.90%	32.77% to 34.10%
2002	8,940	$2.92 to $15.64	77,233	-	0.45% to 1.90%	-29.31% to -28.26%
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares
2006	-	$26.53	7	1.72%	0.75%	17.29%
2005	-	$22.62	6	-	0.75%	5.11%
2004	10,934	$5.95 to $23.00	154,245	0.94%	0.75% to 1.90%	2.76% to 3.96%
2003	13,736	$5.79 to $22.26	190,923	1.05%	0.75% to 1.90%	21.64% to 23.07%
2002	17,171	$4.76 to $18.46	198,280	0.84%	0.45% to 1.90%	-26.92% to -25.84%

212

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Lord Abbett Series Fund - Growth and Income Portfolio - Class VC
2006	580	$13.17 to $16.27	$ 7,931	1.19%	0.75% to 1.50%	15.53% to 16.37%
2005	668	$11.40 to $14.01	7,859	1.05%	0.75% to 1.50%	1.69% to 2.52%
2004	591	$11.21 to $13.69	6,773	1.07%	0.75% to 1.50%	10.99% to 11.78%
2003	303	$10.10 to $12.27	3,110	1.02%	0.75% to 1.50%	29.43% to 30.09%
2002	54	$7.85 to $7.91	422	(a)	0.75% to 1.25%	(a)
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
2006	306	$11.47 to $17.86	4,642	0.42%	0.75% to 1.50%	10.54% to 11.36%
2005	434	$13.28 to $16.06	5,924	0.52%	0.75% to 1.50%	6.67% to 7.43%
2004	292	$12.45 to $14.98	3,732	0.40%	0.75% to 1.50%	22.18% to 23.12%
2003	117	$10.19 to $12.20	1,217	0.66%	0.75% to 1.50%	3.85% to 23.87%
2002	55	$8.38 to $9.87	474	(a)	0.75% to 1.25%	(a)
Oppenheimer Aggressive Growth Fund/VA
2006	6	$10.41 to $12.91	74	-	0.80% to 1.25%	1.66% to 2.14%
2005	2,781	$5.20 to $16.97	32,591	-	0.95% to 1.90%	10.32% to 11.25%
2004	3,156	$4.71 to $15.29	32,874	-	0.95% to 1.90%	17.46% to 18.63%
2003	3,313	$4.01 to $12.93	29,115	-	0.95% to 1.90%	23.01% to 24.42%
2002	3,447	$3.26 to $10.43	23,930	0.67%	0.95% to 1.90%	-29.17% to -28.48%
Oppenheimer Global Securities/VA
2006	3	$24.76	83	0.98%	0.75%	16.79%
2005	3	$21.20	72	2.12%	0.75%	13.49%
2004	2,073	$15.03 to $23.47	43,720	1.17%	0.75% to 1.50%	17.37% to 18.23%
2003	1,634	$12.73 to $19.94	29,539	0.55%	0.75% to 1.50%	40.97% to 41.96%
2002	1,174	$10.74 to $14.12	15,177	0.57%	0.75% to 1.50%	-23.30% to -22.72%
Oppenheimer Main Street Fund®/VA
2006	32	$10.78 to $12.56	381	2.21%	0.80% to 1.25%	13.59% to 14.08%
2005	4,588	$8.60 to $14.43	58,462	1.38%	0.95% to 1.90%	3.99% to 4.98%
2004	5,694	$8.27 to $13.79	68,396	0.85%	0.80% to 2.25%	7.40% to 8.45%
2003	5,799	$7.70 to $12.76	65,121	0.86%	0.95% to 2.25%	24.19% to 25.42%
2002	5,617	$6.20 to $10.19	48,801	0.77%	0.95% to 2.25%	-20.34% to -19.57%

213

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
Division	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

Oppenheimer Main Street Small Cap Fund®/VA
2006	54	$13.26	to	$13.43	$ 723	0.10%	0.75%	to	1.50%	13.65% to 14.20%
2005	3	$11.72	to	$11.76	41	(d)	0.75%	to	1.25%	(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)
2003	(d)		(d)		(d)	(d)		(d)		(d)
2002	(d)		(d)		(d)	(d)		(d)		(d)
PIMCO Real Return Portfolio - Administrative Class
2006	224	$10.75	to	$10.97	2,452	4.26%	0.75%	to	1.50%	-0.37% to 0.09%
2005	139	$10.87	to	$10.96	1,526	3.42%	0.75%	to	1.25%	1.29%
2004	48	$10.82			522	(c)	0.75%			(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
2002	(c)		(c)		(c)	(c)		(c)		(c)
Pioneer Equity Income VCT Portfolio - Class I
2006	431	$13.85	to	$16.92	6,178	2.39%	0.75%	to	1.50%	20.64% to 21.57%
2005	361	$11.48	to	$13.95	4,265	2.67%	0.75%	to	1.50%	4.17% to 4.95%
2004	140	$11.02	to	$13.32	1,581	2.07%	0.75%	to	1.50%	14.67% to 15.53%
2003	26	$9.61	to	$11.55	253	2.46%	0.75%	to	1.50%	21.03% to 21.61%
2002	19	$7.99	to	$8.05	153	(a)	0.75%	to	1.25%	(a)
Pioneer Fund VCT Portfolio - Class I
2006	9	$12.05	to	$15.41	118	1.55%	0.75%	to	1.50%	15.17% to 15.67%
2005	7	$10.61	to	$10.85	81	1.02%	0.75%	to	1.25%	4.84% to 5.44%
2004	5	$10.12	to	$10.29	52	-	0.75%	to	1.25%	9.88% to 10.41%
2003	-	$9.21	to	$9.32	4	0.58%	0.75%	to	1.25%	22.79%
2002	-		$7.59		1	(a)	0.75%			(a)
Pioneer High Yield VCT Portfolio - Class I
2006	42	$11.48	to	$11.64	480	4.35%	0.75%	to	1.25%	7.68%
2005	12	$10.81			133	6.30%	0.75%			1.22%
2004	20	$10.68			216	(c)	0.75%			(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
2002	(c)		(c)		(c)	(c)		(c)		(c)

214

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Pioneer Mid Cap Value VCT Portfolio - Class I
2006	213	$16.71 to $18.99	3,687	0.98%	0.75% to 1.50%	10.88% to 11.75%
2005	273	$15.07 to $17.02	4,234	0.32%	0.75% to 1.50%	6.28% to 7.08%
2004	220	$14.18 to $15.93	3,193	0.31%	0.75% to 1.50%	20.27% to 21.25%
2003	62	$11.79 to $13.17	739	0.14%	0.75% to 1.50%	35.85% to 36.36%
2002	3	$8.73 to $8.80	30	(a)	0.75% to 1.25%	(a)
Wanger Select
2006	140	$14.62 to $14.91	2,085	0.29%	0.75% to 1.50%	18.23% to 18.80%
2005	44	$12.45 to $12.55	554	-	0.75% to 1.25%	9.61%
2004	22	$11.45	249	(c)	0.75%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Wanger U.S. Smaller Companies
2006	42	$13.46 to $13.73	569	0.39%	0.75% to 1.50%	6.53% to 7.10%
2005	43	$12.72 to $12.82	552	-	0.75% to 1.25%	10.42% to 10.42%
2004	8	$11.61	97	(c)	0.75%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)

(a)	As investment Division was not available until 2002, this data is not meaningful and is therefore not presented.
(b)	As investment Division was not available until 2003, this data is not meaningful and is therefore not presented.
(c)	As investment Division was not available until 2004, this data is not meaningful and is therefore not presented.
(d)	As investment Division was not available until 2005, this data is not meaningful and is therefore not presented.
(e)	As investment Division was not available until 2006, this data is not meaningful and is therefore not presented.

A

The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

B

The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, and other contract charges as defined in Note 3. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

C

Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

* Includes units for annuity contracts in payout beginning in 2006.

215

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Index to Consolidated Financial Statements
Page

Report of Independent Registered Public Accounting Firm	C-2

Consolidated Financial Statements:

Consolidated Statements of Operations for the years ended
December 31, 2006, 2005, and 2004	C-3

Consolidated Balance Sheets as of
December 31, 2006 and 2005	C-4

Consolidated Statements of Changes in Shareholder's Equity
for the years ended December 31, 2006, 2005, and 2004	C-6

Consolidated Statements of Cash Flows for the years ended
December 31, 2006, 2005, and 2004	C-7

Notes to Consolidated Financial Statements	C-9

Report of Independent Registered Public Accounting Firm

The Board of Directors

ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2006 and 2005, and the related consolidated statements of operations, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2006. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.

/s/	Ernst & Young LLP

Atlanta, Georgia

March 23, 2007

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Operations

(In millions)

	Year Ended December 31,
	2006	2005	2004
Revenue:
Net investment income	$1,029.7	$1,037.1	$998.6
Fee income	714.8	609.6	554.3
Premiums	37.5	43.2	38.5
Broker-dealer commission revenue	429.2	378.1	375.0
Net realized capital gains	3.0	22.0	10.8
Other income	15.7	7.7	1.9
Total revenue	2,229.9	2,097.7	1,979.1
Benefits and expenses:
Interest credited and other benefits
to contractowners	783.7	739.6	739.4
Operating expenses	568.3	524.3	459.2
Broker-dealer commission expense	429.2	378.1	375.0
Amortization of deferred policy acquisition
cost and value of business acquired	21.3	159.9	127.4
Interest expense	2.9	1.6	0.6
Total benefits and expenses	1,805.4	1,803.5	1,701.6
Income before income taxes	424.5	294.2	277.5
Income tax expense	122.7	21.5	57.0
Net income	$301.8	$272.7	$220.5

The accompanying notes are an integral part of these financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	As of December 31,
	2006	2005
Assets
Investments:
Fixed maturities, available-for-sale, at fair value
(amortized cost of $15,150.1 at 2006 and $16,745.3 at 2005)	$15,112.2	$16,740.5
Equity securities, available-for-sale, at fair value
(cost of $233.6 at 2006 and $166.9 at 2005)	251.7	170.1
Mortgage loans on real estate	1,879.3	1,396.0
Policy loans	268.9	262.4
Other investments	398.9	144.6
Securities pledged
(amortized cost of $1,106.2 at 2006 and $1,260.8 at 2005)	1,099.5	1,247.6
Total investments	19,010.5	19,961.2
Cash and cash equivalents	311.2	257.7
Short-term investments under securities loan agreement	283.1	318.1
Accrued investment income	180.4	203.6
Receivables for securities sold	90.1	4.7
Reinsurance recoverable	2,715.4	2,796.7
Deferred policy acquisition costs	623.6	512.4
Value of business acquired	1,342.9	1,294.4
Notes receivable from affiliate	175.0	175.0
Short-term loan to affiliate	45.0	131.0
Due from affiliates	9.1	18.6
Property and equipment	75.1	33.2
Other assets	73.8	49.5
Assets held in separate accounts	43,550.8	35,899.8
Total assets	$68,486.0	$61,655.9

The accompanying notes are an integral part of these financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	As of December 31,
	2006	2005
Liabilities and Shareholder's Equity
Future policy benefits and claims reserves	$19,995.8	$20,932.8
Payables for securities purchased	42.6	3.1
Payables under securities loan agreement	283.1	318.1
Borrowed money	833.2	941.1
Due to affiliates	82.8	71.9
Current income taxes	59.8	51.1
Deferred income taxes	246.0	183.1
Other liabilities	406.2	312.2
Liabilities related to separate accounts	43,550.8	35,899.8
Total liabilities	65,500.3	58,713.2

Shareholder's equity
Common stock (100,000 shares authorized; 55,000
issued and outstanding; $50 per share value)	2.8	2.8
Additional paid-in capital	4,299.5	4,549.6
Accumulated other comprehensive loss	(14.0)	(5.3)
Retained earnings (deficit)	(1,302.6)	(1,604.4)
Total shareholder's equity	2,985.7	2,942.7
Total liabilities and shareholder's equity	$68,486.0	$61,655.9

The accompanying notes are an integral part of these financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder's
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at December 31, 2003
Excluding impact of merger	$2.8	$4,646.5	$116.0	$(2,119.4)	$2,645.9
Impact of merger with affiliate	-	3.8	-	23.9	27.7
Balance at December 31, 2003
Including impact of merger	2.8	4,650.3	116.0	(2,095.5)	2,673.6
Comprehensive income:
Net income	-	-	-	220.5	220.5
Other comprehensive loss,
net of tax:
Change in net unrealized capital
gains (losses) on securities
($(53.8) pretax)	-	-	(32.2)	-	(32.2)
Minimum pension liability	-	-	(16.7)	-	(16.7)
Total comprehensive income					171.6
Dividends paid	-	(83.5)	-	-	(83.5)
Other	-	-	-	(2.1)	(2.1)
Balance at December 31, 2004	2.8	4,566.8	67.1	(1,877.1)	2,759.6
Comprehensive income:
Net income	-	-	-	272.7	272.7
Other comprehensive loss,
net of tax:
Change in net unrealized capital
gains (losses) on securities
($(108.4) pretax)	-	-	(77.5)	-	(77.5)
Minimum pension liability
($(1.1) pretax)	-	-	5.1	-	5.1
Total comprehensive income					200.3
Dividends paid	-	(20.5)	-	-	(20.5)
Employee share-based payments	-	3.3	-	-	3.3
Balance at December 31, 2005	2.8	4,549.6	(5.3)	(1,604.4)	2,942.7
Comprehensive income:
Net income	-	-	-	301.8	301.8
Other comprehensive loss,
net of tax:
Change in net unrealized capital
gains (losses) on securities
($(23.4) pretax)	-	-	(10.7)	-	(10.7)
Pension liability and
FAS No. 158 transition
adjustment ($3.9 pretax)	-	-	2.5	-	2.5
Total comprehensive income					293.6
Cumulative effect of change
in accounting principle ($(0.8) pretax)			(0.5)		(0.5)
Dividends paid	-	(256.0)	-	-	(256.0)
Employee share-based payments	-	5.9	-	-	5.9
Balance at December 31, 2006	$2.8	$4,299.5	$(14.0)	$(1,302.6)	$2,985.7

The accompanying notes are an integral part of these financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Year Ended December 31,
	2006	2005	2004
Cash Flows from Operating Activities:
Net income	$301.8	$272.7	$220.5
Adjustments to reconcile net income to
net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value
of business acquired, and sales inducements	(191.0)	(174.0)	(168.0)
Amortization of deferred policy acquisition costs,
value of business acquired, and sales inducements	25.9	165.8	134.3
Net accretion/decretion of discount/premium	83.8	115.5	155.9
Future policy benefits, claims reserves, and
interest credited	662.5	634.2	621.7
Provision for deferred income taxes	75.6	11.0	46.1
Net realized capital gains	(3.0)	(22.0)	(10.8)
Depreciation	12.6	12.0	12.4
Change in:
Accrued investment income	23.2	(21.6)	(3.1)
Reinsurance recoverable	81.3	104.6	51.0
Other receivable and assets accruals	(20.1)	2.6	26.8
Due to/from affiliates	20.4	4.6	(52.0)
Other payables and accruals	86.3	(49.8)	(2.1)
Other	5.9	3.3	(12.4)
Net cash provided by operating activities	1,165.2	1,058.9	1,020.3
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, or redemption of:
Fixed maturities, available-for-sale	10,355.2	19,232.3	26,791.6
Equity securities, available-for-sale	91.7	119.8	85.7
Mortgage loans on real estate	197.0	179.0	71.0
Acquisition of:
Fixed maturities, available-for-sale	(8,802.1)	(19,435.9)	(26,789.3)
Equity securities, available-for-sale	(149.1)	(120.4)	(81.6)
Mortgage loans on real estate	(680.3)	(484.8)	(406.7)
Policy loans	(6.5)	0.3	7.6
Other investments	(240.2)	(43.6)	(28.9)
Loans to affiliates	-	-	(175.0)
Purchases of property and equipment, net	(54.5)	(14.2)	(11.7)
Net cash provided by (used in) investing activities	711.2	(567.5)	(537.3)

The accompanying notes are an integral part of these financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Year Ended December 31,
	2006	2005	2004
Cash Flows from Financing Activities:
Deposits received for investment contracts	1,875.7	2,024.2	2,089.9
Maturities and withdrawals from investment contracts	(3,420.7)	(2,237.5)	(1,910.4)
Short-term loans to affiliates	86.0	(106.0)	16.4
Short-term borrowings	(107.9)	(116.3)	(458.5)
Dividends to Parent	(256.0)	(20.5)	(83.5)
Net cash used in financing activities	(1,822.9)	(456.1)	(346.1)
Net increase in cash and cash equivalents	53.5	35.3	136.9
Cash and cash equivalents, beginning of year	257.7	222.4	85.5
Cash and cash equivalents, end of year	$311.2	$257.7	$222.4
Supplemental cash flow information:
Income taxes paid, net	$37.6	$47.1	$17.3
Interest paid	$40.8	$32.0	$22.8

The accompanying notes are an integral part of these financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

1.	Organization and Significant Accounting Policies

Basis of Presentation

ING Life Insurance and Annuity Company (“ILIAC”) is a stock life insurance company domiciled in the state of Connecticut. ILIAC and its wholly-owned subsidiaries (collectively, the “Company”) are providers of financial products and services in the United States. ILIAC is authorized to conduct its insurance business in all states and in the District of Columbia.

The consolidated financial statements include ILIAC and its wholly-owned subsidiaries, ING Financial Advisers, LLC (“IFA”), Directed Services LLC (“DSL”), and Northfield Windsor LLC (“NWL”). ILIAC is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc. (“Lion” or “Parent”), which is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”). ING is a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol “ING.”

On December 1, 2006, Lion contributed to ILIAC, Directed Services, Inc. (“DSI”), a New York corporation registered as a broker-dealer under the Securities Exchange Act of 1934 and as an investment advisor under the Investment Advisors Act of 1940, whose primary functions are the distribution of variable insurance products and investment advisory services for open-end mutual funds. Additionally, on December 12, 2006, ILIAC organized DSL as a wholly-owned Delaware limited liability company. On December 31, 2006, DSI merged with and into DSL and ceased to exist. Upon merger, the operations and broker-dealer and investment advisor registrations of DSI were consolidated into DSL, the surviving company. Effective January 1, 2007, ILIAC’s investment advisory agreement with certain variable funds offered in Company products was assigned to DSL.

Statement of Financial Accounting Standards (“FAS”) No. 141, “Business Combinations”, excludes transfers of net assets or exchanges of shares between entities under common control, and notes that certain provisions under Accounting Principles Board (“APB”) Opinion No. 16, “Business Combinations”, provide a source of guidance for such transactions. In accordance with APB Opinion No. 16, financial information of the combined entity is presented as if the entities had been combined for the full year, and all comparative financial statements are restated and presented as if the entities had previously been combined, in a manner similar to a pooling-of-interests. The Consolidated Balance Sheets and Consolidated Statements of Operations give effect to the DSL consolidation transactions as if they had occurred on January 1, 2004 and include the following:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	2006	2005	2004
Total revenue	$594.9	$507.7	$476.0
Net income	35.8	28.2	21.2
Additional paid-in capital:
Dividends paid	25.0	20.5	13.5
Employee share-based payments	0.1	0.2	-

On May 11, 2006, ILIAC organized NWL as a wholly-owned subsidiary for the purpose of purchasing, constructing, developing, leasing, and managing a new corporate office facility to be located at 200 Northfield Drive, Windsor, Connecticut that will serve as the principal executive offices of the Company and as corporate offices for other Hartford based operations of the Company and its affiliates (the “Windsor Property”).

On December 31, 2005, ILIAC’s subsidiary, ING Insurance Company of America (“IICA”), merged with and into ILIAC. As of the merger date, IICA ceased to exist and ILIAC became the surviving corporation. The merger did not have an impact on ILIAC, as IICA was a wholly-owned subsidiary and already included in the consolidated financial statements for all periods presented.

Description of Business

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, and 457, as well as nonqualified deferred compensation plans. The Company’s products are offered primarily to individuals, pension plans, small businesses, and employer-sponsored groups in the health care, government, and education markets (collectively “not-for-profit” organizations) and corporate markets. The Company’s products are generally distributed through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents, and financial planners.

Products offered by the Company include deferred and immediate (payout annuities) annuity contracts. These products include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e. liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. The Company also offers investment advisory services and pension plan administrative services.

The Company has one operating segment.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Recently Adopted Accounting Standards

Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans

In September 2006, the Financial Accounting Standards Board (“FASB”) issued FAS No. 158, “Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans - An Amendment of FASB Statements No. 87, 88, 106, and 132R” (“FAS No. 158”). FAS No. 158 requires an employer to:

▪	Recognize in the statement of financial position, an asset for a plan’s overfunded status or a liability for a plan’s underfunded status;
▪	Measure a plan’s assets and obligations that determine its funded status as of the end of the fiscal year; and
▪	Recognize changes in the funded status of a defined benefit postretirement plan in the year in which the changes occur, reporting such changes in comprehensive income.

On December 31, 2006, the Company adopted the recognition and disclosure provisions of FAS No. 158. The effect of adopting FAS No. 158 on the Company’s financial condition at December 31, 2006 is included in the accompanying consolidated financial statements. FAS No. 158 did not have a significant effect on the Company’s financial condition at December 31, 2005 or 2004. The provisions regarding the change in the measurement date of postretirement benefit plans are not applicable, as the Company already uses a measurement date of December 31 for its pension plans.

The incremental effects of adopting the provisions of FAS No. 158 on the Company’s Consolidated Balance Sheet at December 31, 2006, are as follows:

	Prior to	Effects of	As Reported at
	Adopting	Adopting	December 31,
	FAS No. 158	FAS No. 158	2006
Other assets	$74.0	$(0.2)	$73.8
Deferred income taxes	246.3	(0.3)	246.0
Other liabilities	405.6	0.6	406.2
Accumulated other comprehensive loss	(13.5)	(0.5)	(14.0)

Considering the Effects of Prior Year Misstatements

In September 2006, the Securities and Exchange Commission (“SEC”) staff issued SEC Staff Accounting Bulletin (“SAB”) Topic 1N, “Financial Statements - Considering the Effects of Prior Year Misstatements When Quantifying Misstatements in Current Year Financial Statements” (“SAB 108”). SAB 108 states that a registrant should quantify the effect of an error on the financial statements using a dual approach. Specifically, the amount should be computed using both the “rollover” (current year income statement perspective) and “iron curtain” (year-end balance sheet perspective) methods.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

SAB 108 was effective for fiscal years ending after November 15, 2006. The adoption of SAB 108 did not have a material impact on the Company’s financial position.

The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments

On November 3, 2005, the FASB issued FASB Staff Position (“FSP”) FAS No. 115-1, “The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments” (“FSP FAS No. 115-1”). FSP FAS No. 115-1 replaces the impairment evaluation guidance of the Emerging Issues Task Force (“EITF”) Issue No. 03-1, “The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments” (“EITF 03-1”).

FSP FAS No. 115-1 addresses the determination of when an investment is considered impaired, whether that impairment is other-than-temporary, and the measurement of an impairment loss. In addition, it includes considerations for accounting subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporarily impaired. FSP FAS No. 115-1 further clarifies that an impairment loss should be recognized no later than when the impairment is deemed other-than-temporary, even if a decision to sell an impaired security has not been made. FSP FAS No. 115-1 references existing guidance on other-than-temporary impairments.

FSP FAS No. 115-1 was effective for reporting periods beginning after December 15, 2005, and was implemented by the Company during the fourth quarter of 2005. As a result of adopting FSP FAS No. 115-1, the Company recognized impairment losses of $42.6 and $5.7 for the years ended December 31, 2006 and 2005, respectively, related to investments that the Company does not have the intent and ability to retain for a period of time sufficient to allow for recovery in fair value. The required disclosures are included in the Investments footnote.

Investor’s Accounting for an Investment in a Limited Partnership When the Investor is the Sole General Partner and the Limited Partners Have Certain Rights

In June 2005, the EITF reached a consensus on EITF Issue 04-5, “Investor’s Accounting for an Investment in a Limited Partnership When the Investor is the Sole General Partner and the Limited Partners Have Certain Rights” (“EITF 04-5”), which states that the general partner in a limited partnership should presume that it controls and, thus, should consolidate the limited partnership, unless the limited partners have either (a) substantive ability to dissolve the limited partnership or otherwise remove the general partner without cause or (b) substantive participating rights. EITF 04-5 applies to limited partnerships that are not variable interest entities under FASB Interpretation No. 46(R): “Consolidation of Variable Interest Entities” (“FIN 46(R)”). EITF 04-5 was effective immediately for all new limited partnerships formed and for existing limited partnerships for which partnership agreements are modified after June 29, 2005, and is effective for all

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

other limited partnerships at the commencement of the first reporting period beginning after December 15, 2006.

EITF 04-5 had no impact on ILIAC as of December 31, 2006, as the Company’s investments in limited partnerships are generally considered variable interest entities under FIN 46(R), and are accounted for using the cost or equity method of accounting since the Company is not the primary beneficiary. Investments in limited partnerships are included in Other investments on the Consolidated Balance Sheets.

Share-Based Payment

In December 2004, the FASB issued FAS No. 123 (revised 2004), “Share-Based Payment” (“FAS No. 123R”), which requires all share-based payments to employees be recognized in the financial statements based upon the fair value. FAS No. 123R was effective at the beginning of the first annual period beginning after June 15, 2005. FAS No. 123R provides two transition methods, modified-prospective and modified-retrospective.

The modified-prospective method recognizes the grant-date fair value of compensation for new awards granted after the effective date and unvested awards beginning in the fiscal period in which the recognition provision are first applied. Prior periods are not restated. The modified-retrospective method permits entities to restate prior periods by recognizing the compensation cost based on amounts previously reported in the pro forma footnote disclosure as required under FAS No. 123, “Accounting for Stock-Based Compensation” (“FAS No. 123”).

The Company early adopted the provisions of FAS No. 123R on January 1, 2005, using the modified-prospective method. Under the modified-prospective method, compensation cost recognized include: (a) compensation cost for all share-based payments granted prior to, but not yet vested as of January 1, 2005, based on the grant date fair value estimated in accordance with the original provisions of FAS No. 123, and (b) compensation cost for all share-based payments granted subsequent to January 1, 2005, based on the grant-date fair value in accordance with the provisions of FAS No. 123R. Results for prior periods are not restated.

Prior to January 1, 2005, the Company applied the intrinsic value-based provisions set forth in Accounting Principles Board (“APB”) Opinion No. 25, “Accounting for Stock Issued to Employees” (“APB 25”), and related Interpretations, as permitted by FAS No.123. No stock based employee compensation cost was recognized in the Consolidated Statement of Operations during 2004, as all options granted during the year had an exercise price equal to the market value of the underlying common stock on the date of grant. All shares granted during 2006 and 2005 were those of ING, the Company’s ultimate parent.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

As a result of adopting FAS No. 123R, the Company’s Net income for the years ended December 31, 2006 and 2005, was $7.1 and $5.0, respectively, lower than if it had continued to account for share-based payments under APB 25. The fair value of shares granted during 2006 and 2005 was $7.6 and $11.1, respectively, as of December 31, 2006 and 2005, and will be expensed over a vesting period of 3 years. Prior to the adoption of FAS No. 123R, no modifications were made to outstanding options, and there were no significant changes of valuation methodologies as a result of the adoption of FAS No. 123R.

New Accounting Pronouncements

The Fair Value Option for Financial Assets and Financial Liabilities

In February 2007, the FASB issued FASB Statement No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS No. 159”), which allows a company to make an irrevocable election, on specific election dates, to measure eligible items at fair value. The election to measure an item at fair value may be determined on an instrument by instrument basis, with certain exceptions. If the fair value option is elected, unrealized gains and losses will be recognized in earnings at each subsequent reporting date, and any upfront costs and fees related to the item will be recognized in earnings as incurred. Items eligible for the fair value option include:

▪	Certain recognized financial assets and liabilities;
▪	Rights and obligations under certain insurance contracts that are not financial instruments;
▪	Host financial instruments resulting from the separation of an embedded nonfinancial derivative instrument from a nonfinancial hybrid instrument; and
▪	Certain commitments.

FAS No. 159 is effective for fiscal years beginning after November 15, 2007, although early adoption is permitted under certain conditions. As of the effective date, the fair value option may be elected for eligible items that exist on that date. The effect of the first remeasurement to fair value shall be reported as a cumulative effect adjustment to the opening balance of retained earnings. As application of the standard is optional, any impact is limited to those financial assets and liabilities to which FAS No. 159 is applied. The Company is currently evaluating the items to which the fair value option may be applied.

Fair Value Measurements

In September 2006, the FASB issued FASB Statement No. 157, “Fair Value Measurements” (“FAS No. 157”). FAS No. 157 provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. FAS No. 157 does not expand the use of fair value in any new circumstances.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Under FAS No. 157, the FASB clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, FAS No. 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. FAS No. 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

The provisions of FAS No. 157 are effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is in the process of determining the impact of adoption of FAS No. 157.

Accounting for Uncertainty in Income Taxes

In June 2006, the FASB issued FIN 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”), which creates a single model to address the accounting for the uncertainty in income tax positions recognized in a company’s financial statements in accordance with FAS No. 109, “Accounting for Income Taxes.”

FIN 48 prescribes a two-step process for determining the minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. The first step is recognition: A company first determines whether a tax position is more likely than not to be sustained upon examination, based on the technical merits of the position. The second is measurement: A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit recognized in the financial statements. The benefit under step two is measured as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. No benefit will be recognized on tax positions that do not meet the more-likely-than-not recognition standard. In addition, FIN 48 provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.

FIN 48 is effective for fiscal years beginning after December 15, 2006, and was adopted by the Company on January 1, 2007. As a result of implementing FIN 48, the Company expects to recognize a cumulative effect of change in accounting principle between $2.5 and $5.0 as a reduction to January 1, 2007 Retained earnings.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Accounting for Servicing of Financial Assets

In March 2006, the FASB issued FAS No. 156, “Accounting for Servicing of Financial Assets – an amendment of FASB Statement No. 140” (“FAS No. 156”). FAS No. 156 requires the separate recognition of servicing assets and servicing liabilities each time an obligation to service a financial asset is undertaken by entering into a servicing contract and permits the fair value measurement of servicing assets and servicing liabilities. In addition, FAS No. 156 does the following:

▪	Clarifies when a servicer should separately recognize servicing assets and liabilities;
▪	Requires all separately recognized servicing assets and servicing liabilities to be initially measured at fair value, if practicable;
▪

Permits a one-time reclassification of available-for-sale securities to trading securities by entities with recognized servicing rights, provided that the available-for-sale securities are identified in some manner as offsetting the exposure to changes in fair value of servicing assets and servicing liabilities that are subsequently measured at fair value; and

▪	Requires additional disclosures for all separately recognized servicing assets and servicing liabilities.

FAS No. 156 requirements for recognition and initial measurement of servicing assets and servicing liabilities should be applied prospectively to all transactions entered into after the beginning of the first fiscal year that commences after September 15, 2006. The Company has determined that the adoption of FAS No. 156 will not have a material effect on the financial position, results of operations, or cash flows.

Accounting for Certain Hybrid Financial Instruments

In February 2006, the FASB issued FAS No. 155, “Accounting for Certain Hybrid Financial Instruments - an amendment of FASB Statements No. 133 and 140” (“FAS No. 155”), which permits the application of fair value accounting to certain hybrid financial instruments in their entirety if they contain embedded derivatives that would otherwise require bifurcation under FAS No. 133, “Accounting for Derivative Instruments and Hedging Activities” (“FAS No. 133”). Under this approach, changes in fair value would be recognized currently in earnings. In addition, FAS No. 155 does the following:

▪	Clarifies which interest-only strips and principal-only strips are not subject to derivative accounting under FAS No. 133;
▪

Requires that interests in securitized financial assets be analyzed to identify interests that are freestanding derivatives or that are hybrid instruments that contain embedded derivatives requiring bifurcation;

▪	Clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪	Allows a qualifying special-purpose entity to hold derivative financial instruments that pertain to beneficial interests, other than another derivative financial instrument.

FAS No. 155 is effective for all instruments acquired, issued, or subject to a remeasurement event, occurring after the beginning of the first fiscal year that commences after September 15, 2006, and was adopted by the Company on January 1, 2007. The Company does not expect FAS No. 155 to have a significant impact on the Company’s financial position, results of operations, or cash flows.

Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts

In September 2005, the American Institute of Certified Public Accountants issued Statement of Position 05-1, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts” (“SOP 05-1”), which states that when an internal replacement transaction results in a substantially changed contract, the unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets, related to the replaced contract should not be deferred in connection with the new contract. Contract modifications that meet various conditions defined by SOP 05-1 and result in a new contract that is substantially unchanged from the replaced contract, however, should be accounted for as a continuation of the replaced contract.

SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages, that occurs by the exchange of a contract for a new contract, by amendment, endorsement, or rider, to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 applies to internal replacements made primarily to contracts defined by FAS No. 60, “Accounting and Reporting by Insurance Enterprises” (“FAS No. 60”), as short-duration and long-duration insurance contracts, and by FAS No. 97, “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments” (“FAS No. 97”), as investment contracts.

SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged, and was adopted by the Company on January 1, 2007. As a result of implementing SOP 05-1, the Company expects to recognize a cumulative effect of a change in accounting principle of $43.4, before tax, or $28.2, net of $15.2 of income taxes, as a reduction to January 1, 2007 Retained earnings.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments, and other debt issues with a maturity of 90 days or less when purchased.

Investments

All of the Company’s fixed maturities and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Shareholder’s equity, after adjustment for related changes in experience-rated contract allocations, deferred policy acquisition costs (“DAC”), value of business acquired (“VOBA”), and deferred income taxes.

Other-Than-Temporary Impairments

The Company analyzes the general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Management considers the length of time and the extent to which fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, and the Company’s intent and ability to retain the investment for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other-than-temporary impairment is considered to have occurred.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

In addition, the Company invests in structured securities that meet the criteria of EITF Issue No. 99-20 “Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets” (“EITF 99-20”). Under EITF 99-20, a further determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company’s ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been adverse change in cash flow since the remeasurement date.

When a decline in fair value is determined to be other-than-temporary, the individual security is written down to fair value, and the loss is accounted for as a change in Net realized capital gains (losses).

Experience-Rated Products

Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum principal and interest guarantees. Unamortized realized capital gains (losses) on the sale of and unrealized capital gains (losses) on investments supporting these products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets. Net realized capital gains (losses) on all other investments are reflected in the Consolidated Statements of Operations. Unrealized capital gains (losses) on all other investments are reflected in Accumulated other comprehensive income (loss) in Shareholder’s equity, net of DAC and VOBA adjustments for unrealized capital gains (losses), and related income taxes.

Purchases and Sales

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Valuation

The fair value for fixed maturities is largely determined by one of two pricing methods: published price quotations or valuation techniques with market inputs. Security pricing is applied using a hierarchy or “waterfall” approach, whereby prices are first sought from published price quotations, including independent pricing services or broker-dealer quotations. Published price quotations may be unavailable or deemed unreliable, due to a limited market, for securities that are rarely traded or are traded only in privately negotiated transactions. As such, fair values for the remaining securities, consisting primarily of privately placed bonds, are then determined using risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The fair values for actively traded equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value, where applicable.

Mortgage loans on real estate are reported at amortized cost, less impairment write-downs. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. If the loan is in foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Net realized capital gains (losses). At December 31, 2006 and 2005, the Company had no allowance for mortgage loan credit losses. The properties collateralizing mortgage loans are geographically dispersed throughout the United States, with the largest concentration of 17.7% and 22.0% of properties in California at December 31, 2006 and 2005, respectively.

Policy loans are carried at unpaid principal balances.

Short-term investments, consisting primarily of money market instruments and other fixed maturity issues purchased with an original maturity of 91 days to one year, are considered available-for-sale and are carried at fair value.

Derivative instruments are reported at fair value using the Company’s derivative accounting system. The system uses key financial data, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank Offered Rates, which are obtained from third party sources and uploaded into the system. Embedded derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models or market quotations.

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements to increase the return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities, and the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Consolidated Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements is included in Borrowed money on the Consolidated Balance Sheets.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. Company policies require a minimum of 102% of the fair value of securities pledged under reverse repurchase agreements to be pledged as collateral. Reverse repurchase agreements are included in Cash and cash equivalents on the Consolidated Balance Sheets.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Derivatives

The Company’s use of derivatives is limited mainly to hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. Generally, derivatives are not accounted for using hedge accounting treatment under FAS No. 133, as the Company has not historically sought hedge accounting treatment.

The Company enters into interest rate, equity market, credit default, and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool. The Company also purchases options and futures on equity indices to reduce and manage risks associated with its annuity products. Open derivative contracts are reported as either Other investments or Other liabilities, as appropriate, on the Consolidated Balance Sheets. Changes in the fair value of such derivatives are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

The Company also has investments in certain fixed maturity instruments, and has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Embedded derivatives within fixed maturity instruments are included in Fixed maturities, available-for-sale, on the Consolidated Balance Sheets, and changes in fair value are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

Embedded derivatives within retail annuity products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets, and changes in the fair value are recorded in Interest credited and benefits to contractowners in the Consolidated Statements of Operations.

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and certain agency expenses, related to the production of new and renewal business.

VOBA represents the outstanding value of in force business capitalized in purchase accounting when the Company was acquired and is subject to amortization. The value is based on the present value of estimated net cash flows embedded in the Company’s contracts.

FAS No. 97 applies to universal life and investment-type products, such as fixed and variable deferred annuities. Under FAS No. 97, DAC and VOBA are amortized, with interest, over the life of the related contracts in relation to the present value of estimated future gross profits from investment, mortality, and expense margins, plus surrender charges.

Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include surrender and lapse rates, estimated interest spread, and estimated mortality.

Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs quarterly and annual analyses of DAC and VOBA. The DAC and VOBA balances are evaluated for recoverability.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

At each evaluation date, actual historical gross profits are reflected, and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated profit requires that the amortization rate be revised (“unlocking”), retroactively to the date of the policy or contract issuance. The cumulative unlocking adjustment is recognized as a component of current period amortization. In general, sustained increases in investment, mortality, and expense margins, and thus estimated future profits, lower the rate of amortization. Sustained decreases in investment, mortality, and expense margins, and thus estimated future profits, however, increase the rate of amortization.

Reserves

The Company records as liabilities reserves to meet the Company’s future obligations under its variable annuity and fixed annuity products.

Future policy benefits and claims reserves include reserves for deferred annuities and immediate annuities with and without life contingent payouts.

Reserves for individual and group deferred annuity investment contracts and individual immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon, net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Reserves interest rates vary by product and ranged from 1.5% to 7.8% for the years 2006, 2005, and 2004. Certain reserves also include unrealized gains and losses related to investments and unamortized realized gains and losses on investments for experience-rated contracts. Reserves on experienced-rated contracts reflect the rights of contractowners, plan participants, and the Company. Reserves for group immediate annuities without life contingent payouts are equal to the discount value of the payment at the implied break-even rate.

Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rates, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by annuity type plan, year of issue, and policy duration. For the years 2006, 2005, and 2004, reserve interest rates ranged from 4.9% to 5.9%.

The Company has a significant concentration of reinsurance arising from the disposition of its individual life insurance business. In 1998, the Company entered into an indemnity reinsurance arrangement with certain subsidiaries of Lincoln National Corporation (“Lincoln”). Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction. The Company includes an amount in Reinsurance recoverable on the Consolidated Balance Sheets, which equals the Company’s total individual life reserves. Individual life reserves are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

Certain variable annuities offer guaranteed minimum death benefits (“GMDB”). The GMDB is accrued in the event the contractowner account value at death is below the guaranteed value and is included in reserves.

Revenue Recognition

For most annuity contracts, charges assessed against contractowner funds for the cost of insurance, surrenders, expenses, and other fees are recorded as revenue as charges are assessed. Other amounts received for these contracts are reflected as deposits and are not recorded as premiums or revenue. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected in both Premiums and Interest credited and other benefits to contractowners in the Consolidated Statements of Operations.

Premiums on the Consolidated Statements of Operations primarily represent amounts received for immediate annuities with life contingent payouts.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners who bear the investment risk, subject, in limited cases, to certain minimum guarantees. Investment income and investment gains and losses generally accrue directly to such contractowners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contractowner or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract, in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

Separate account assets and liabilities are carried at fair value and shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income, and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations (with the exception of realized and unrealized capital gains (losses) on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Assets and liabilities of separate account arrangements that do not meet the criteria for separate presentation in the Consolidated Balance Sheets (primarily the guaranteed interest option), and revenue and expenses related to such arrangements, are consolidated in the financial statements with the general account. At December 31, 2006 and 2005, unrealized capital losses of $7.3 and $8.3, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in Shareholder’s equity.

Reinsurance

The Company utilizes indemnity reinsurance agreements to reduce its exposure to losses from GMDBs in its annuity insurance business. Reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the Company’s primary liability as the direct insurer of the risks. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial strength and credit ratings of its reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company’s Consolidated Balance Sheets.

Of the Reinsurance recoverable on the Consolidated Balance Sheets, $2.7 billion and $2.8 billion at December 31, 2006 and 2005, respectively, is related to the reinsurance recoverable from certain subsidiaries of Lincoln arising from the disposal of the Company's individual life insurance business in 1998 (see the Reinsurance footnote). Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

Income Taxes

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

2.	Investments

Fixed Maturities and Equity Securities

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2006.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasuries	$25.5	$0.1	$-	$25.6
U.S. government agencies and authorities	276.6	3.6	3.3	276.9
State, municipalities, and political
subdivisions	45.4	1.1	0.1	46.4

U.S. corporate securities:
Public utilities	1,111.4	9.1	15.7	1,104.8
Other corporate securities	4,281.8	47.6	62.3	4,267.1
Total U.S. corporate securities	5,393.2	56.7	78.0	5,371.9

Foreign securities(1):
Government	466.0	31.8	3.5	494.3
Other	2,000.4	28.3	33.3	1,995.4
Total foreign securities	2,466.4	60.1	36.8	2,489.7

Residential mortgage-backed securities	4,529.8	52.4	82.2	4,500.0
Commercial mortgage-backed securities	2,261.3	14.0	28.6	2,246.7
Other asset-backed securities	1,258.1	6.5	10.1	1,254.5

Total fixed maturities, including
securities pledged	16,256.3	194.5	239.1	16,211.7
Less: securities pledged	1,106.2	6.4	13.1	1,099.5
Total fixed maturities	15,150.1	188.1	226.0	15,112.2
Equity securities	233.6	20.4	2.3	251.7

Total investments, available-for-sale	$15,383.7	$208.5	$228.3	$15,363.9

(1) Primarily U.S. dollar denominated.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2005.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasuries	$35.7	$0.1	$-	$35.8
U.S. government agencies and authorities	468.4	0.5	8.4	460.5
State, municipalities, and political subdivisions	40.0	0.5	0.9	39.6

U.S. corporate securities:
Public utilities	1,260.3	24.1	16.8	1,267.6
Other corporate securities	5,981.9	109.8	89.7	6,002.0
Total U.S. corporate securities	7,242.2	133.9	106.5	7,269.6

Foreign securities(1):
Government	704.4	30.0	7.7	726.7
Other	1,815.5	41.8	28.8	1,828.5
Total foreign securities	2,519.9	71.8	36.5	2,555.2

Residential mortgage-backed securities	4,449.5	32.9	94.0	4,388.4
Commercial mortgage-backed securities	2,099.1	29.7	27.0	2,101.8
Other asset-backed securities	1,151.3	5.8	19.9	1,137.2

Total fixed maturities, including
securities pledged	18,006.1	275.2	293.2	17,988.1
Less: securities pledged	1,260.8	5.2	18.4	1,247.6
Total fixed maturities	16,745.3	270.0	274.8	16,740.5
Equity securities	166.9	4.4	1.2	170.1

Total investments, available-for-sale	$16,912.2	$274.4	$276.0	$16,910.6

(1) Primarily U.S. dollar denominated.

At December 31, 2006 and 2005, net unrealized depreciation was $26.5 and $14.8, respectively, on total fixed maturities, including securities pledged to creditors, and equity securities. At December 31, 2006 and 2005, $52.4 and $48.6, respectively, of net unrealized capital gains (losses) was related to experience-rated contracts and was not reflected in Shareholder’s equity but in Future policy benefits and claim reserves.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The amortized cost and fair value of total fixed maturities as of December 31, 2006, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$303.3	$302.5
After one year through five years	2,961.0	2,935.7
After five years through ten years	3,569.0	3,550.6
After ten years	1,373.8	1,421.7
Mortgage-backed securities	6,791.1	6,746.7
Other asset-backed securities	1,258.1	1,254.5
Less: securities pledged	1,106.2	1,099.5
Fixed maturities, excluding securities pledged	$15,150.1	$15,112.2

The Company did not have any investments in a single issuer, other than obligations of the U.S. government and government agencies, with a carrying value in excess of 10% of the Company’s Shareholder’s equity at December 31, 2006 or 2005.

The Company does not have any significant exposure to subprime mortgage loans. The only exposure, if any, would arise from the Company's investment in mortgage-backed securities. These securities are primarily agency-backed and are highly rated. The average rating was AAA at December 31, 2006.

At December 31, 2006 and 2005, fixed maturities with fair values of $11.2 and $11.0, respectively, were on deposit as required by regulatory authorities.

The Company has various categories of collateralized mortgage obligations (“CMOs”) that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. At December 31, 2006 and 2005, approximately 2.3% and 1.2%, respectively, of the Company’s CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs, such as interest-only or principal-only strips.

Equity Securities

Equity securities, available-for-sale, included investments with fair values of $49.8 and $49.5 in ING proprietary funds as of December 31, 2006 and 2005, respectively.

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements. At December 31, 2006 and 2005, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $832.4 and $942.9, respectively. The repurchase obligation related to dollar rolls and repurchase agreements totaled $833.2 and $941.1 at December 31, 2006 and 2005, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company also engages in reverse repurchase agreements. At December 31, 2006, the Company did not have any reverse repurchase agreements. At December 31, 2005, the carrying value of the securities in reverse repurchase agreements was $32.8.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was immaterial at December 31, 2006 and 2005. The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

Unrealized Capital Losses

Unrealized capital losses in fixed maturities at December 31, 2006 and 2005, were primarily related to interest rate movement, or spread widening, and to mortgage and other asset-backed securities. Mortgage and other asset-backed securities include U.S. government-backed securities, principal protected securities, and structured securities, which did not have an adverse change in cash flows. The following table summarizes the unrealized capital losses by duration and reason, along with the fair value of fixed maturities, including securities pledged, in unrealized capital loss positions at December 31, 2006 and 2005.

	Less than	More than	More than
	Six	Six Months	Twelve
	Months	and less than	Months	Total
	Below	Twelve Months	Below	Unrealized
	Amortized	Below Amortized	Amortized	Capital
2006	Cost	Cost	Costs	Loss
Interest rate or spread widening	$10.8	$4.8	$102.6	$118.2
Mortgage and other
asset-backed securities	11.0	2.5	107.4	120.9
Total unrealized capital losses	$21.8	$7.3	$210.0	$239.1
Fair value	$2,447.4	$501.5	$6,726.2	$9,675.1

2005
Interest rate or spread widening	$55.7	$33.9	$62.7	$152.3
Mortgage and other asset-backed securities	41.8	43.1	56.0	140.9
Total unrealized capital losses	$97.5	$77.0	$118.7	$293.2
Fair value	$5,941.1	$2,790.7	$2,643.6	$11,375.4

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities is 97.0% of the average book value. In addition, this category includes 1,193 securities, which have an average quality rating of AA-. No other-than-temporary impairment loss was considered necessary for these fixed maturities as of December 31, 2006.

Other-Than-Temporary Impairments

The following table identifies the Company’s other-than-temporary impairments by type for the years ended December 31, 2006, 2005, and 2004.

	2006		2005		2004
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$6.4	4	$0.1	2	$-	-
U.S. corporate	24.4	67	3.9	15	-	-
Foreign	4.2	10	0.3	1	-	-
Residential mortgage-
backed	16.6	76	44.7	82	13.5	53
Other asset-backed	7.0	1	-	-	-	-
Equity securities	0.1	3	-	-	-	-
Total	$58.7	161	$49.0	100	$13.5	53

The above schedule includes $16.1, $43.3, and $13.5, for the years ended December 31, 2006, 2005, and 2004, respectively, in other-than-temporary write-downs related to the analysis of credit-risk and the possibility of significant prepayment risk. The remaining $42.6 and $5.7 in write-downs for the years ended December 31, 2006 and 2005, respectively, related to investments that the Company does not have the intent to retain for a period of time sufficient to allow for recovery in fair value, based upon the requirements of FSP FAS No. 115-1. The following table summarizes these write-downs recognized by type for the years ended December 31, 2006 and 2005.

	2006		2005
		No. of		No. of
	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$6.4	4	$0.1	2
U.S. corporate	24.4	67	2.3	13
Foreign	4.2	10	-	-
Residential mortgage-backed	0.6	1	3.3	2
Other asset-backed	7.0	1	-	-
Total	$42.6	83	$5.7	17

The remaining fair value of the fixed maturities with other-than-temporary impairments at December 31, 2006 and 2005 was $687.7 and $470.8, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations new factors, including changes in the business environment, can change the Company’s previous intent to continue holding a security.

Net Investment Income

Sources of Net investment income were as follows for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Fixed maturities, available-for-sale	$969.0	$978.9	$999.4
Equity securities, available-for-sale	10.5	9.7	7.1
Mortgage loans on real estate	93.6	73.0	56.0
Policy loans	13.2	30.0	8.1
Short-term investments and
cash equivalents	2.4	2.7	2.4
Other	44.5	38.7	10.0
Gross investment income	1,133.2	1,133.0	1,083.0
Less: investment expenses	103.5	95.9	84.4
Net investment income	$1,029.7	$1,037.1	$998.6

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to other-than-temporary impairment of investments and changes in fair value of derivatives. The cost of the investments on disposal is determined based on specific identification of securities using the first-in, first-out method. Net realized capital gains (losses) on investments were as follows for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Fixed maturities, available-for-sale	$(67.0)	$1.0	$51.8
Equity securities, available-for-sale	9.3	12.4	9.9
Derivatives	(3.9)	17.9	(10.2)
Other	-	(0.3)	1.3
Less: allocation to experience-rated contracts	(64.6)	9.0	42.0
Net realized capital gains	$3.0	$22.0	$10.8
After-tax net realized capital gains	$2.0	$14.3	$7.0

During the year ended December 31, 2006, Net realized capital gains decreased due to the higher other-than-temporary impairments recognized in 2006 and higher losses on derivatives.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Net realized capital gains allocated to experience-rated contracts were deducted from Net realized capital gains (losses) and an offsetting amount was reflected in Future policy benefits and claim reserves on the Consolidated Balance Sheets. Net unamortized realized capital gains allocated to experienced-rated contractowners were $164.5, $240.3, and $233.4, at December 31, 2006, 2005, and 2004, respectively.

Proceeds from the sale of fixed maturities and equity securities, available-for-sale, and the related gross gains and losses, excluding those related to experience-related contracts, were as follows for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Proceeds on sales	$6,481.2	$10,062.3	$10,236.3
Gross gains	109.0	161.1	146.9
Gross losses	110.9	93.9	70.9

3.	Financial Instruments

Estimated Fair Value

The following disclosures are made in accordance with the requirements of FAS No. 107, “Disclosures about Fair Value of Financial Instruments” (“FAS No. 107”). FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

FAS No. 107 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Fixed maturities, available-for-sale: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices or dealer quotes. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company's evaluation of the borrower's ability to compete in their relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities, available-for-sale: Fair values of these securities are based upon quoted market price. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion price, where applicable.

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Cash and cash equivalents, Short-term investments under securities loan agreement, and Policy loans: The carrying amounts for these assets approximate the assets' fair values.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

Investment contract liabilities (included in Future policy benefits and claim reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Without a fixed maturity: Fair value is estimated as the amount payable to the contractowner upon demand. However, the Company has the right under such contracts to delay payment of withdrawals, which may ultimately result in paying an amount different than that determined to be payable on demand.

Liabilities related to separate accounts: Liabilities related to separate accounts are reported at full account value in the Company’s Consolidated Balance Sheets. Estimated fair values of separate account liabilities are equal to their carrying amount.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Other financial instruments reported as assets and liabilities: The carrying amounts for these financial instruments (primarily derivatives and limited partnerships) approximate the fair values of the assets and liabilities. Derivatives are carried at fair value on the Consolidated Balance Sheets.

The carrying values and estimated fair values of certain of the Company’s financial instruments were as follows at December 31, 2006 and 2005.

	2006		2005
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturities, available-for-sale,
including securities pledged	$16,211.7	$16,211.7	$17,988.1	$17,988.1
Equity securities, available-for-sale	251.7	251.7	170.1	170.1
Mortgage loans on real estate	1,879.3	1,852.6	1,396.0	1,386.2
Policy loans	268.9	268.9	262.4	262.4
Cash, cash equivalents, and
short-term investments under
securities loan agreement	594.3	594.3	575.8	575.8
Other investments	398.9	398.9	144.6	144.6
Assets held in separate accounts	43,550.8	43,550.8	35,899.8	35,899.8
Liabilities:
Investment contract liabilities:
With a fixed maturity	1,475.1	1,529.2	1,772.7	1,886.3
Without a fixed maturity	14,407.2	14,367.8	14,936.4	14,896.0
Derivatives	45.1	45.1	26.7	26.7
Liabilities related to
separate accounts	43,550.8	43,550.8	35,899.8	35,899.8

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Derivative Financial Instruments

	Notional Amount		Fair Value
	2006	2005	2006	2005
Interest Rate Caps
Interest rate caps are used to manage the interest
rate risk in the Company’s fixed maturities portfolio.
Interest rate caps are purchased contracts that
provide the Company with an annuity in an
increasing interest rate environment.	$-	$519.6	$-	$6.2

Interest Rate Swaps
Interest rate swaps are used to manage the interest
rate risk in the Company's fixed maturities portfolio,
as well as the Company's liabilities. Interest rate
swaps represent contracts that require the exchange
of cash flows at regular interim periods, typically
monthly or quarterly.	3,277.8	2,060.0	16.4	10.3

Foreign Exchange Swaps
Foreign exchange swaps are used to reduce the risk
of a change in the value, yield, or cash flow with
respect to invested assets. Foreign exchange
swaps represent contracts that require the
exchange of foreign currency cash flows for
U.S. dollar cash flows at regular interim periods,
typically quarterly or semi-annually.	204.4	126.5	(30.9)	(23.7)

Credit Default Swaps
Credit default swaps are used to reduce the credit loss
exposure with respect to certain assets that the
Company owns, or to assume credit exposure to
certain assets that the Company does not own.
Payments are made to or received from the
counterparty at specified intervals and amounts
for the purchase or sale of credit protection.
In the event of a default on the underlying credit
exposure, the Company will either receive
an additional payment (purchased credit
protection) or will be required to make an additional
payment (sold credit protection) equal to the notional
value of the swap contract.	756.8	70.5	(2.5)	(1.0)

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	Notional Amount		Fair Value
	2006	2005	2006	2005
Total Return Swaps
Total return swaps are used to assume credit
exposure to a referenced index or asset pool.
The difference between different floating-rate
interest amounts calculated by reference to an
agreed upon notional principal amount is exchanged
with other parties at specified intervals.	$139.0	$36.0	$0.3	$0.1

Swaptions
Swaptions are used to manage interest rate risk in the
Company's CMOB portfolio. Swaptions are contracts
that give the Company the option to enter into an
interest rate swap at a specific future date.	1,112.0	175.0	5.2	-

Embedded Derivatives
The Company also has investments in certain fixed
maturity instruments that contain embedded derivatives
whose market value is at least partially determined by,
among other things, levels of or changes in domestic
and/or foreign interest rates (short- or long-term),
exchange rates, prepayment rates, equity rates, or
credit ratings/spreads.	N/A*	N/A*	(2.7)	(4.2)

* N/A - not applicable.

Credit Default Swaps

As of December 31, 2006, the maximum potential future exposure to the Company on the sale of credit protection under credit default swaps was $344.3.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

4.	Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC was as follows for the years ended December 31, 2006, 2005, and 2004.

Balance at January 1, 2004	$308.0
Deferrals of commissions and expenses	123.5
Amortization:
Amortization	(43.5)
Interest accrued at 5% to 7%	24.3
Net amortization included in the Consolidated Statements of Operations	(19.2)
Change in unrealized capital gains (losses) on available-for-sale securities	2.2
Balance at December 31, 2004	414.5
Deferrals of commissions and expenses	123.1
Amortization:
Amortization	(59.6)
Interest accrued at 5% to 7%	30.7
Net amortization included in the Consolidated Statements of Operations	(28.9)
Change in unrealized capital gains (losses) on available-for-sale securities	3.7
Balance at December 31, 2005	512.4
Deferrals of commissions and expenses	136.0
Amortization:
Amortization	(62.1)
Interest accrued at 6% to 7%	37.5
Net amortization included in the Consolidated Statements of Operations	(24.6)
Change in unrealized capital gains (losses) on available-for-sale securities	(0.2)
Balance at December 31, 2006	$623.6

The estimated amount of DAC to be amortized, net of interest, is $35.7, $38.7, $43.7, $38.7, and $36.1, for the years 2007, 2008, 2009, 2010, and 2011, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Activity within VOBA was as follows for the years ended December 31, 2006, 2005, and 2004.

Balance at January 1, 2004	$1,415.4
Deferrals of commissions and expenses	50.1
Amortization:
Amortization	(200.5)
Interest accrued at 5% to 7%	92.3
Net amortization included in the Consolidated Statements of Operations	(108.2)
Change in unrealized capital gains (losses) on available-for-sale securities	7.9
Balance at December 31, 2004	1,365.2
Deferrals of commissions and expenses	49.3
Amortization:
Amortization	(219.4)
Interest accrued at 5% to 7%	88.4
Net amortization included in the Consolidated Statements of Operations	(131.0)
Change in unrealized capital gains (losses) on available-for-sale securities	10.9
Balance at December 31, 2005	1,294.4
Deferrals of commissions and expenses	46.2
Amortization:
Amortization	(82.4)
Interest accrued at 5% to 7%	85.7
Net amortization included in the Consolidated Statements of Operations	3.3
Change in unrealized capital gains (losses) on available-for-sale securities	(1.0)
Balance at December 31, 2006	$1,342.9

The estimated amount of VOBA to be amortized, net of interest, is $95.3, $96.6, $105.9, $93.5, and $84.0, for the years 2007, 2008, 2009, 2010, and 2011, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

Analysis of DAC and VOBA

The decrease in Amortization of DAC and VOBA in 2006 is primarily driven by favorable unlocking of $83.3, resulting from the refinements of the Company’s estimates of persistency, expenses and other assumptions. In addition, the decrease in amortization reflects lower actual gross profits, primarily due to a legal settlement incurred in 2006.

Amortization of DAC and VOBA increased in 2005 primarily due to increased gross profits, which were driven by higher fixed margins and variable fees because of higher average assets under management (“AUM”), partially offset by higher expenses. The Company revised long-term separate account return and certain contractowner withdrawal behavior assumptions, as well as reflected current experience during 2005, resulting in a deceleration of amortization of DAC and VOBA of $11.7.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

During 2004, DAC and VOBA amortization increased principally due to higher actual gross profits, as a result of the fixed margins and fees earned on higher average fixed and variable AUM and fewer other-than-temporary impairments. The Company revised certain contractowner withdrawal behavior assumptions for its products during 2004, resulting in a deceleration of amortization of DAC and VOBA of $5.7.

5.	Dividend Restrictions and Shareholder’s Equity

The Company’s ability to pay dividends to its parent is subject to the prior approval of insurance regulatory authorities of the State of Connecticut for payment of any dividend, which, when combined with other dividends paid within the preceding 12 months, exceeds the greater of (1) ten percent (10%) of ILIAC’s statutory surplus at the prior year end or (2) ILIAC’s prior year statutory net gain from operations.

During 2006, 2005, and 2004, the Company paid $256.0, $20.5, and $83.5, respectively, in dividends on its common stock to its parent.

During 2006, Lion contributed to ILIAC DSI, which had $50.5 in equity on the date of contribution and was accounted for in a manner similar to a pooling-of-interests. During 2006, 2005, and 2004, the Company did not receive any cash capital contributions from its parent.

The Insurance Department of the State of Connecticut (the “Department”) recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net income was $125.7, $228.5, and $217.2, for the years ended December 31, 2006, 2005, and 2004, respectively. Statutory capital and surplus was $1,434.9 and $1,539.1 as of December 31, 2006 and 2005, respectively.

As of December 31, 2006, the Company did not utilize any statutory accounting practices that are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

6.	Additional Insurance Benefits and Minimum Guarantees

The Company calculates an additional liability for certain GMDBs in order to recognize the expected value of death benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

As of December 31, 2006, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $3.3 billion and $0.7, respectively. As of December 31, 2005, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $3.7 billion and $0.8, respectively.

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2006 and 2005 was $3.3 billion and $3.7 billion, respectively.

7.	Income Taxes

Effective January 1, 2006, ILIAC files a consolidated federal income tax return with ING America Insurance Holdings, Inc. (“ING AIH”), an affiliate, and certain other subsidiaries of ING AIH that are eligible corporations qualified to file consolidated federal income tax returns as part of the ING AIH affiliated group. Effective January 1, 2006, ILIAC is party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the group, whereby ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

For the years ended December 31, 2006, 2005, and 2004, DSI, which merged with and into DSL on December 31, 2006, filed a consolidated federal income tax return as part of the ING AIH affiliated group and was party to the ING AIH federal tax allocation agreement, as described above. Income from DSL, a single member limited liability company, is taxed at the member level (ILIAC).

ILIAC’s consolidated group filings with IICA for taxable year 2005, and prior taxable periods, were governed by a federal tax allocation agreement with IICA, whereby ILIAC charged its subsidiary for federal taxes it would have incurred were it not a member of the consolidated group and credited IICA for losses at the statutory federal tax rate.

Income tax expense (benefit) consisted of the following for the years ended December 31, 2006, 2005, and 2004.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	2006	2005	2004
Current tax (benefit) expense:
Federal	$23.3	$4.9	$7.7
State	20.0	4.9	3.2
Total current tax expense	43.3	9.8	10.9
Deferred tax expense:
Federal	79.4	11.7	46.1
Total deferred tax expense	79.4	11.7	46.1
Total income tax expense	$122.7	$21.5	$57.0

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Income before income taxes	$424.5	$294.2	$277.5
Tax rate	35.0%	35.0%	35%
Income tax at federal statutory rate	148.6	103.0	97.1
Tax effect of:
Dividend received deduction	(36.5)	(25.8)	(9.6)
IRS audit settlement	-	(58.2)	(33.0)
State tax expense	13.0	3.2	2.1
Other	(2.4)	(0.7)	0.4
Income tax expense	$122.7	$21.5	$57.0

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2006 and 2005, are presented below.

	2006	2005
Deferred tax assets:
Insurance reserves	$262.0	$275.5
Unrealized gains allocable to
experience-rated contracts	18.3	17.0
Investments	3.5	18.8
Postemployment benefits	74.7	57.7
Compensation	25.1	37.6
Other	19.9	14.2
Total gross assets	403.5	420.8
Deferred tax liabilities:
Value of business acquired	(469.1)	(453.0)
Net unrealized capital gains	(15.9)	(27.3)
Deferred policy acquisition costs	(164.5)	(123.6)
Total gross liabilities	(649.5)	(603.9)
Net deferred income tax liability	$(246.0)	$(183.1)

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Net unrealized capital gains (losses) are presented as a component of Other comprehensive income (loss) in Shareholder’s equity, net of deferred taxes.

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. No valuation allowance was established at December 31, 2006 and 2005, as management believed the above conditions did not exist.

The Company had a payable of $28.5 to ING AIH under the intercompany tax sharing agreement at December 31, 2006 and a payable of $30.3 to the Internal Revenue Service (“IRS”) at December 31, 2005 for federal income taxes.

Under prior law, life insurance companies were allowed to defer from taxation a portion of income. Prior to 2006, deferred income of $17.2 was accumulated in the Policyholders’ Surplus Account and would only become taxable under certain conditions, which management believed to be remote. In 2004, Congress passed the American Jobs Creation Act of 2004, allowing certain tax-free distributions from the Policyholders’ Surplus Account during 2005 and 2006. During 2006, the Company made a dividend distribution of $256.0, which eliminated the $17.2 balance in the Policyholders’ Surplus Account and, therefore, any potential tax on the accumulated balance.

The Company establishes reserves for possible proposed adjustments by various taxing authorities. Management believes there are sufficient reserves provided for, or adequate defenses against, any such adjustments.

In 2005, the IRS completed its examination of the Company’s returns through tax year 2001. The provision for the year ended December 31, 2005 reflected non-recurring favorable adjustments, resulting from a reduction in the tax liability that was no longer deemed necessary based on the results of the IRS examination, monitoring the activities of the IRS with respect to certain issues with other taxpayers, and the merits of the Company’s positions.

The IRS is examining the Company’s income tax returns for tax years 2002 and 2003, with expected completion in early 2007. Management is not aware of any adjustments as a result of this examination that would have a material impact on the Company’s financial statements. There are also various state tax audits in progress.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

8.	Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $23.8, $22.5, and $18.8, for 2006, 2005, and 2004, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

ING North America sponsors the ING Americas Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company’s employees other than Company agents. Career Agents are certain, full-time insurance salesmen who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan (“ESOP”) component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges to operations of the Company for the Savings Plan were $9.7, $8.9, and $8.0, in 2006, 2005, and 2004, respectively, and are included in Operating expenses in the Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Non-Qualified Retirement Plans

Through December 31, 2001, the Company, in conjunction with ING North America, offered certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the “SERPs”). Benefit accruals under the SERPs ceased, effective as of December 31, 2001. Benefits under the SERPs are determined based on an eligible employee’s years of service and average annual compensation for the highest five years during the last ten years of employment.

The Company, in conjunction with ING North America, sponsors the Pension Plan for Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the “Agents Non-Qualified Plan”). This plan covers certain full-time insurance salesmen who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan (“Career Agents”). The Agents Non-Qualified Plan was terminated effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and ING North America. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following tables summarize the benefit obligations, fair value of plan assets, and funded status, for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2006 and 2005.

	2006	2005
Change in Benefit Obligation:
Defined benefit obligation, January 1	$106.8	$104.1
Interest cost	5.5	6.0
Benefits paid	(8.3)	(9.7)
Actuarial loss on obligation	(6.3)	6.4
Defined benefit obligation, December 31	$97.7	$106.8

Fair Value of Plan Assets:
Fair value of plan assets, December 31	$-	$-

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Amounts recognized in the Consolidated Balance Sheets consist of:

	2006	2005
Accrued benefit cost	$(97.7)	$(101.8)
Intangible assets	-	0.4
Accumulated other comprehensive income	14.1	17.8
Net amount recognized	$(83.6)	$(83.6)

At December 31, 2006 and 2005, the accumulated benefit obligation was $97.7 and $106.8, respectively.

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2006 and 2005 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2006	2005
Discount rate at beginning of period	5.50%	6.00%
Rate of compensation increase	4.00%	4.00%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries (particularly the Citigroup Pension Discount Curve), including a discounted cash flow analysis of the Company’s pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of ING Americas’ Retirement Plan. Based upon all available information, it was determined that 5.9% was the appropriate discount rate as of December 31, 2006, to calculate the Company’s accrued benefit liability. Accordingly, as prescribed by SFAS No. 87, “Employers’ Accounting for Pensions”, the 5.9% discount rate will also be used to determine the Company’s 2007 pension expense. December 31 is the measurement date for the SERP’s and Agents Non-Qualified Plan.

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2006	2005	2004
Discount rate	5.90%	6.00%	6.25%
Rate of increase in compensation levels	4.00%	4.00%	3.75%

The weighted average assumptions used in calculating the net pension cost for 2006 were as indicated above (5.9% discount rate, 4.0% rate of compensation increase). Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2006, 2005, and 2004, were as follows:

	2006	2005	2004
Interest cost	$5.5	$6.0	$5.9
Net actuarial loss recognized in the year	2.0	1.3	-
Unrecognized past service cost
recognized in the year	0.2	0.2	0.2
The effect of any curtailment or settlement	0.4	0.3	0.1
Net periodic benefit cost	$8.1	$7.8	$6.2

Cashflows

In 2007, the employer is expected to contribute $13.5 to the SERPs and Agents Non-Qualified Plan. Future expected benefit payments related to the SERPs, and Agents Non-Qualified Plan, for the years ended December 31, 2007 through 2011, and thereafter through 2016, are estimated to be $13.5, $13.1, $9.8, $9.4, $8.2, and $25.4, respectively.

Other

On October 4, 2004, the President signed into law The Jobs Creation Act (“Jobs Act”). The Jobs Act affects nonqualified deferred compensation plans, such as the Agents Nonqualified Plan. ING North America will make changes to impacted nonqualified deferred compensation plans, as necessary to comply with the requirements of the Jobs Act.

Other Benefit Plans

In addition, the Company, in conjunction with ING North America, sponsors the following benefit plans:

▪

The ING 401(k) Plan for ILIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant’s pre-tax deferral contribution, with a maximum of 6% of the participant’s eligible pay.

▪

The Producers’ Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

▪	The Producers’ Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪

Certain health care and life insurance benefits for retired employees and their eligible dependents. The post retirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2006, 2005, and 2004, were $1.5, $1.4, and $2.5, respectively.

9.	Related Party Transactions

Operating Agreements

ILIAC has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

▪

Investment Advisory agreement with ING Investment Management LLC (“IIM”), an affiliate, in which IIM provides asset management, administrative, and accounting services for ILIAC’s general account. ILIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2006, 2005, and 2004, expenses were incurred in the amounts of $62.2, $61.7, and $58.8, respectively.

▪

Services agreement with ING North America for administrative, management, financial, and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2006, 2005, and 2004, expenses were incurred in the amounts of $175.3, $138.5, and $132.9, respectively.

▪

Services agreement between ILIAC and its U.S. insurance company affiliates dated January 1, 2001, and amended effective January 1, 2002. For the years ended December 31, 2006, 2005, and 2004, net expenses related to the agreement were incurred in the amount of $12.4, $17.8, and $8.6, respectively.

DSL has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

▪

Underwriting and distribution agreements with ING USA Annuity and Life Insurance Company (“ING USA”) and ReliaStar Life Insurance Company of New York (“RLNY”), affiliated companies, whereby DSL acts as the principal underwriter for variable insurance products. In addition, DSL is authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2006, 2005, and 2004, commissions were collected in the amount of $429.2, $378.1, and $375.0. Such commissions are, in turn, paid to broker-dealers.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪

Services agreements with Lion, ING USA, and RLNY, whereby DSL receives managerial and supervisory services and incurs a fee that is calculated as a percentage of average assets in the variable separate accounts. For the years ended December 31, 2006, 2005, and 2004, expenses were incurred in the amount of $70.8, $46.3, and $37.6, respectively.

▪

Administrative and advisory services agreements with ING Investment LLC and IIM, affiliated companies, in which DSL receives certain services for a fee. The fee for these services is calculated as a percentage of average assets. For the years ended December 31, 2006, 2005, and 2004, expenses were incurred in the amounts of $8.8, $6.4, and $5.3, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods.

Investment Advisory and Other Fees

During 2006, 2005, and 2004, ILIAC served as investment advisor to certain variable funds offered in Company products (collectively, the “Company Funds”). The Company Funds paid ILIAC, as investment advisor, daily fees that, on an annual basis, ranged, depending on the Fund, from 0.5% to 1.0% of their average daily net assets. Each of the Company Funds managed by ILIAC were subadvised by investment advisors, in which case ILIAC paid a subadvisory fee to the investment advisors, which included affiliates. ILIAC is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay ILIAC daily fees that, on an annual basis are, depending on the product, up to 3.4% of their average daily net assets. The amount of compensation and fees received from affiliated mutual funds and separate accounts amounted to $289.9, $263.0, and $209.2 (excludes fees paid to ING Investment Management Co.) in 2006, 2005, and 2004, respectively. Effective January 1, 2007, ILIAC’s investment advisory agreement with the Company Funds was assigned to DSL.

DSL serves as the investment advisor, transfer agent, and administrator, to ING Investors Trust (the “Trust”), an affiliate. Under a unified fee agreement, DSL provides all services necessary for the ordinary operations of the Trust. DSL earns a monthly fee based on a percentage of average daily net assets. For the years ended December 31, 2006, 2005, and 2004, revenue for these services was $233.9, $174.6, and $138.2, respectively. At December 31, 2006 and 2005, DSL had $22.1 and $17.2, respectively, receivable from the Trust under the unified fee agreement.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Financing Agreements

ILIAC maintains a reciprocal loan agreement with ING America Insurance Holdings, Inc. (“ING AIH”), an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, either party can borrow from the other up to 3% of ILIAC’s statutory admitted assets as of the preceding December 31. Interest on any ILIAC borrowing is charged at the rate of ING AIH’s cost of funds for the interest period, plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

Under this agreement, ILIAC incurred interest expense of $1.8, $0.7, and $0.2, for the years ended December 31, 2006, 2005, and 2004, respectively, and earned interest income of $3.3, $1.1, and $1.3, for the years ended December 31, 2006, 2005, and 2004, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, on the Consolidated Statements of Operations. At December 31, 2006 and 2005, ILIAC had $45.0 and $131.0, respectively, receivable from ING AIH under the reciprocal loan agreement.

Note with Affiliate

On December 29, 2004, ING USA issued a surplus note in the principal amount of $175.0 (the “Notes”) scheduled to mature on December 29, 2034, to ILIAC, in an offering that was exempt from the registration requirements of the Securities Act of 1933. ILIAC’s $175.0 notes receivable from ING USA bears interest at a rate of 6.26% per year. Any payment of principal and/or interest is subject to the prior approval of the Iowa Insurance Commissioner. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income for the years ended December 31, 2006 and 2005 was $11.1.

Tax Sharing Agreements

Effective January 1, 2006, the Company is a party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the ING AIH consolidated group. Under the federal tax allocation agreement, ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

For the years ended December 31, 2006, 2005, and 2004, DSI, which merged with and into DSL on December 31, 2006, was party to the ING AIH federal tax allocation agreement, as described above. Income from DSL, a single member limited liability company, is taxed at the member level (ILIAC).

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

ILIAC has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined, or unitary basis.

10.	Financing Agreements

ILIAC maintains a $100.0 uncommitted, perpetual revolving note facility with the Bank of New York ("BONY"). Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by BONY to ILIAC for the borrowing. Under this agreement, ILIAC incurred minimal interest expense for the years ended December 31, 2006, 2005, and 2004. At December 31, 2006 and 2005, ILIAC had no amounts outstanding under the revolving note facility.

ILIAC also maintains a $75.0 uncommitted line-of-credit agreement with PNC Bank (“PNC”), effective December 19, 2005. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $75.0. Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by PNC to ILIAC for the borrowing. Under this agreement, ILIAC incurred minimal interest expense for the year ended December 31, 2006 and no interest expense for the year ended December 31, 2005. At December 31, 2006 and 2005, ILIAC had no amounts outstanding under the line-of-credit agreement.

ILIAC also maintains $100.0 uncommitted line-of-credit agreement with Svenska Handelsbanken AB (Publ.), effective June 2, 2006. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $100.0. Interest on any of the Company’s borrowing accrues at an annual rate equal to the rate quoted by Svenska to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the year ended December 31, 2006. At December 31, 2006, ILIAC had no amounts outstanding under the line-of-credit agreement.

Also see Financing Agreements in the Related Party Transactions footnote.

11.	Reinsurance

At December 31, 2006, the Company had reinsurance treaties with eight unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. At December 31, 2006, the Company did not have reinsurance treaties with affiliated reinsurers. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with certain subsidiaries of Lincoln for $1.0 billion in cash. Under the agreement, Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contractowners. Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

The Company has assumed $25.0 of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $17.4 and $17.8 were maintained for this contract as of December 31, 2006 and 2005, respectively.

Reinsurance ceded in force for life mortality risks were $22.4 and $24.2 at December 31, 2006 and 2005, respectively. At December 31, 2006 and 2005, net receivables were comprised of the following:

	2006	2005
Claims recoverable from reinsurers	$2,727.1	$2,806.6
Payable for reinsurance premiums	(1.2)	(1.7)
Reinsured amounts due to reinsurer	(0.5)	(0.3)
Reserve credits	0.8	1.1
Other	(10.8)	(9.0)
Total	$2,715.4	$2,796.7

Premiums and Interest credited and other benefits to contractowners were reduced by the following amounts for reinsurance ceded for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Deposits ceded under reinsurance	$199.0	$215.5	$244.9
Premiums ceded under reinsurance	0.5	0.4	0.5
Reinsurance recoveries	359.0	363.7	395.2

12.	Commitments and Contingent Liabilities

Leases

The Company leases its office space and certain other equipment under various operating leases, the longest term of which expires in 2014.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

For the years ended December 31, 2006, 2005, and 2004, rent expense for leases was $17.8, $17.4, and $17.2, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2007 through 2011 are estimated to be $16.9, $3.6, $2.6, $1.6, and $0.9, respectively, and $0.8 thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

At December 31, 2006, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $706.8, $322.3 of which was with related parties. At December 31, 2005, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $516.7, $398.0 of which was with related parties. During 2006 and 2005, $79.4 and $42.4, respectively, was funded to related parties under off-balance sheet commitments.

Financial Guarantees

The Company owns a 3-year credit-linked note arrangement, whereby the Company will reimburse the guaranteed party upon payment default of the referenced obligation. Upon such default, the Company reimburses the guaranteed party for the loss under the reference obligation, and the Company receives that reference obligation in settlement. The Company can then seek recovery of any losses under the agreement by sale or collection of the received reference obligation. As of December 31, 2006, the maximum liability to the Company under the guarantee was $30.0.

New Construction

During the second half of 2006, NWL entered into agreements for site development and facility construction at the Windsor Property (collectively, the "Construction Agreements"), with a maximum estimated cost of $81.5 under the Construction Agreements. Costs incurred under the Construction Agreements and other agreements associated with the construction, acquisition and development of the corporate office facility totaled $27.6 for the year ended December 31, 2006. These costs were capitalized in Property and equipment on the Consolidated Balance Sheet.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Other Regulatory Matters

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Insurance and Retirement Plan Products and Other Regulatory Matters

The New York Attorney General, other federal and state regulators, and self-regulatory agencies, are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices; specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Action may be taken with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

13.	Accumulated Other Comprehensive Income (Loss)

Shareholder’s equity included the following components of Accumulated other comprehensive income (loss) as of December 31, 2006, 2005, and 2004.

	2006	2005	2004
Net unrealized capital gains (losses):
Fixed maturities, available-for-sale	$(44.6)	$(18.0)	$482.1
Equity securities, available-for-sale	18.1	3.2	8.7
DAC/VOBA adjustment on
available-for-sale securities	3.9	5.1	(9.5)
Sales inducements adjustment on
available-for-sale securities	0.1	0.1	(0.1)
Premium deficiency reserve adjustment	(37.5)	(23.6)	-
Other investments	0.8	1.2	1.3
Less: allocation to experience-rated contracts	(52.4)	(48.6)	357.5
Unrealized capital (losses) gains, before tax	(6.8)	16.6	125.0
Deferred income tax asset (liability)	2.4	(10.3)	(41.2)
Net unrealized capital (losses) gains	(4.4)	6.3	83.8
Pension liability, net of tax	(9.6)	(11.6)	(16.7)
Accumulated other comprehensive (loss) income	$(14.0)	$(5.3)	$67.1

Net unrealized capital (losses) gains allocated to experience-rated contracts of $(52.4) and $(48.6) at December 31, 2006 and 2005, respectively, are reflected on the Consolidated Balance Sheets in Future policy benefits and claims reserves and are not included in Shareholder’s equity.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Changes in Accumulated other comprehensive income (loss), net of DAC, VOBA, and tax, related to changes in unrealized capital gains (losses) on securities, including securities pledged and excluding those related to experience-rated contracts, were as follows for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Fixed maturities, available-for-sale	$(26.6)	$(500.1)	$(133.0)
Equity securities, available-for-sale	14.9	(5.5)	(5.1)
DAC/VOBA adjustment on
available-for-sale securities	(1.2)	14.6	10.1
Sales inducements adjustment on
available-for-sale securities	-	0.2	(0.1)
Premium deficiency reserve adjustment	(13.9)	(23.6)	-
Other investments	(0.4)	(0.1)	(59.7)
Less: allocation to experience-rated contracts	(3.8)	(406.1)	(134.0)
Unrealized capital gains (losses), before tax	(23.4)	(108.4)	(53.8)
Deferred income tax asset (liability)	12.7	30.9	21.6
Net change in unrealized capital gains (losses)	$(10.7)	$(77.5)	$(32.2)

	2006	2005	2004
Net unrealized capital holding gains (losses) arising
during the year (1)	$(43.6)	$(38.2)	$(1.8)
Less: reclassification adjustment for gains
(losses) and other items included in Net income(2)	(32.9)	39.3	30.4
Net change in unrealized capital gains (losses)	$(10.7)	$(77.5)	$(32.2)

(1)	Pretax unrealized holding gains (losses) arising during the year were $(95.4), $(53.4), and $(3.0), for the years ended December 31, 2006, 2005, and 2004, respectively.

(2)	Pretax reclassification adjustments for gains (losses) and other items included in Net income were $(72.0), $55.0, and $50.8, for the years ended December 31, 2006, 2005, and 2004, respectively.

QUARTERLY DATA (UNAUDITED)

(Dollar amounts in millions, unless otherwise stated)

2006	First*	Second*	Third*	Fourth
Total revenue	$532.5	$551.2	$548.5	$597.7
Income before income taxes	80.4	116.9	84.3	142.9
Income tax expense	21.6	34.2	16.6	50.3
Net income	$58.8	$82.7	$67.7	$92.6

2005	First*	Second*	Third*	Fourth*
Total revenue	$511.7	$536.5	$529.7	$519.8
Income before income taxes	55.0	76.0	87.3	75.9
Income tax expense (benefit)	17.0	23.9	(40.9)	21.5
Net income	$38.0	$52.1	$128.2	$54.4

*Amounts have been restated to reflect the contribution of Directed Services, Inc. on December 1, 2006. See the "Organization
and Significant Accounting Policies" footnote for further information regarding the contribution.

Form No. SAI.75996-07	ILIAC Ed. April 2007

ANNUITY ACCOUNT B PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements:

(1) Included in Part A:

Condensed Financial Information

(2) Included in Part B:

Financial Statements of Variable Annuity Account B:

Report of Independent Registered Public Accounting Firm

Statements of Assets and Liabilities as of December 31, 2006

Statements of Operations for the year ended December 31, 2006

Statements of Changes in Net Assets for the years ended December 31, 2006 and 2005

Notes to Financial Statements

Consolidated Financial Statements of ING Life Insurance and Annuity Company:

Report of Independent Registered Public Accounting Firm

Consolidated Statements of Operations for the years ended December 31, 2006, 2005 and 2004

Consolidated Balance Sheets as of December 31, 2006 and 2005

Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2006, 2005 and 2004

Consolidated Statements of Cash Flows for the years ended December 31, 2006, 2005 and 2004

Notes to Consolidated Financial Statements

(b)	Exhibits

(1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity

Company establishing Variable Annuity Account B · Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File
No. 33-75986), as filed on April 22, 1996.
(2)	Not applicable
(3.1)	Standard Form of Broker-Dealer Agreement · Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File No.
33-81216) as filed on April 11, 2006.
(3.2)	Underwriting Agreement dated November 17, 2006 between ING Life Insurance and Annuity Company and ING Financial Advisers, LLC · Incorporated by
reference to Post-Effective Amendment No. 34 to Registration Statement on
Form N-4 (File No. 033-75996), as filed on December 20, 2006.
(4.1)	Variable Annuity Contract (G-CDA-HF) · Incorporated by reference to Post-
Effective Amendment No. 14 to Registration Statement on Form N-4 (File No.
33-75964), as filed on July 29, 1997.
(4.2)	Variable Annuity Contract (IA-CDA-IA) · Incorporated by reference to Post-
Effective Amendment No. 14 to Registration Statement on Form N-4 (File No.
33-75964), as filed on July 29, 1997.

(4.3)	Variable Annuity Contract (G-CDA-HD) · Incorporated by reference to Post-
Effective Amendment No. 6 to Registration Statement on Form N-4 (File No.
33-75982), as filed on April 22, 1996.
(4.4)	Variable Annuity Contracts (GID-CDA-HO), (GLID-CDA-HO) and
(GSD-CDA-HO) · Incorporated by reference to Post-Effective Amendment No.
12 to Registration Statement on Form N-4 (File No. 33-75982), as filed on
February 20, 1997.
(4.5)	Variable Annuity Contract Certificate (GDCC-HO) to Contracts GID-CDA-HO,
GLID-CDA-HO and GSD-CDA-HO · Incorporated by reference to Post-
Effective Amendment No. 21 to Registration Statement on Form N-4 (File No.
33-75996), as filed on February 16, 2000.
(4.6)	Variable Annuity Contract Certificate GTCC-HF · Incorporated by reference to
Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File
No. 33-75980), as filed on February 12, 1997.
(4.7)	Variable Annuity Contract Certificate GTCC-HD · Incorporated by reference to
Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on February 4, 1999.
(4.8)	Variable Annuity Contract (I-CDA-HD) · Incorporated by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-4 (File No.
33-75964), as filed on February 11, 1997.
(4.9)	Variable Annuity Contract (ISE-CDA-HO) · Incorporated by reference to Post-
Effective Amendment No. 21 to Registration Statement on Form N-4 (File No.
33-75996), as filed on February 16, 2000.
(4.10)	Endorsement EGATHDF-00 to Contracts G-CDA-HD and G-CDA-HF ·
Incorporated by reference to Post-Effective Amendment No. 22 to Registration
Statement on Form N-4 (File No. 33-75996), as filed on April 11, 2000.
(4.11)	Endorsement EGATHO-00 to Contracts GLID-CDA-HO and GID-CDA-HO ·
Incorporated by reference to Post-Effective Amendment No. 22 to Registration
Statement on Form N-4 (File No. 33-75996), as filed on April 11, 2000.
(4.12)	Endorsement EGAT-GSDHO-00 to Contract GST-CDA-HO · Incorporated by
reference to Post-Effective Amendment No. 22 to Registration Statement on
Form N-4 (File No. 33-75996), as filed on April 11, 2000.
(4.13)	Endorsement (EGET-IC(R)) to Contracts G-CDA-HF and G-CDA-HD ·
Incorporated by reference to Post-Effective Amendment No. 5 to Registration
Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.
(4.14)	Endorsements (EIGET-IC(R)) and (EIGF-IC) to Contracts IA-CDA-IA and
I-CDA-HD · Incorporated by reference to Post-Effective Amendment No. 8 to
Registration Statement on Form N-4 (File No. 33-75964), as filed on August 30,
1996.
(4.15)	Endorsement (EFUND97) to Contracts GID-CDA-HO, GLID-CDA-HO,
GSD-CDA-HO and ISE-CDA-HO · Incorporated by reference to Post-Effective
Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964),
as filed on July 29, 1997.

(4.16)	Endorsement (E98-G-CDA-HF/HD) to Contracts G-CDA-HF and
G-CDA-HD · Incorporated by reference to Post-Effective Amendment No. 15 to
Registration Statement on Form N-4 (File No. 33-75982), as filed on April 13,
1998.
(4.17)	Endorsement (E98-CDA-HO) to Contracts GLID-CDA-HO, GID-CDA-HO and
GSD-CDA-HO · Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75986), as filed on August
30, 1996.
(4.18)	Endorsement (EGETE-IC(R)) to Contracts GLID-CDA-HO, GID-CDA-HO and
GSD-CDA-HO · Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75986), as filed on August
30, 1996.
(4.19)	Endorsement (EGET(99)) to Contracts G-CDA-HF, IA-CDA-IA, G-CDA-HD,
GID-CDA-HO, GLID-CDA-HO, GSD-CDA-HO, I-CDA-HD, and ISE-CDA-
HO · Incorporated by reference to Post-Effective Amendment No. 17 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7,
1999.
(4.20)	Endorsement EGLID-ME/AC-99 to Contract GLID-CDA-HO · Incorporated by
reference to Post-Effective Amendment No. 22 to Registration Statement on
Form N-4 (File No. 33-75996), as filed on April 11, 2000.
(4.21)	Endorsement EEGTRRA-HEG(01) to Contracts G-CDA-HF, IA-CDA-IA,
G-CDA-HD, GID-CDA-HO, GLID-CDA-HO, GSD-CDA-HO, I-CDA-HD,
ISE-CDA-HO and Certificate GDCC-HO · Incorporated by reference to Post-
Effective Amendment No. 22 to Registration Statement on Form N-4 (File No.
33-81216), as filed on February 15, 2002.
(4.22)	Endorsement E-LOANA(01/01) to Contracts G-CDA-HF, G-CDA-HD,
I-CDA-HD and I-CDA-IA and Certificates GTCC-HF and GTCC-HD ·
Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.
(4.23)	Endorsements ENMCHG (05/02) and ENMCHGI (05/02) for name change ·
Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.
(4.24)	Endorsement EMFWV-05 to Contracts GLIT-CDA-HO, GIT-CDA-HO, GTCC-
HO, G-CDA-HD, GTCC-HD, G-CDA-HF and GTCC-HF · Incorporated by
reference to Post-Effective Amendment No. 33 to Registration Statement on
Form N-4 (File No. 33-75996), as filed on April 14, 2006.
(4.25)	Endorsement ENYCLLHD(4/04) to Contract G-CDA-HD(XC) and Certificate
GTCC-HD(XC) HF · Incorporated by reference to Post-Effective Amendment
No. 33 to Registration Statement on Form N-4 (File No. 33-75996), as filed on
April 14, 2006.
(4.26)	Endorsement ENYCLLGIT/GLIT(4/04) to Contracts GIT-CDA-HO, GLIT-
CDA-HO, GTCC-HO, GTCC-HO(X) and GTCC-HD(XC) HF · Incorporated by
reference to Post-Effective Amendment No. 33 to Registration Statement on

Form N-4 (File No. 33-75996), as filed on April 14, 2006.
(5.1)	Variable Annuity Contract Application (300-GTD-IA) · Incorporated by
reference to Post-Effective Amendment No. 14 to Registration Statement on
Form N-4 (File No. 33-75986), as filed on August 19, 1997.
(5.2)	Variable Annuity Contract Application (710.00.141) · Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4
(File No. 33-75996), as filed on August 21, 1997.
(6.1)	Restated Certificate of Incorporation (amended and restated as of January 1,
2002) of ING Life Insurance and Annuity Company (formerly Aetna Life
Insurance and Annuity Company) · Incorporated by reference to ING Life
Insurance and Annuity Company annual report on Form 10-K (File No. 33-
23376), as filed on March 28, 2002.
(6.2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company,
effective January 1, 2005 · Incorporated by reference to ILIAC 10-Q, as filed on
May 13, 2005 (File No. 033-23376, Accession No. 0001047469-05-014783).
(7)	Not applicable
(8.1)	Fund Participation Agreement dated June 30, 1998 by and among AIM Variable
Insurance Funds, Inc., A I M Distributors, Inc. and Aetna Life Insurance and
Annuity Company · Incorporated by reference to Pre-Effective Amendment No.
1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on
August 4, 1998.
(8.2)	Amendment No. 1 dated October 1, 2000 to Participation Agreement dated June
30, 1998 by and among AIM Variable Insurance Funds (formerly AIM Variable
Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life Insurance and
Annuity Company · Incorporated by reference to Post-Effective Amendment
No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
April 13, 2001.
(8.3)	First Amendment dated November 17, 2000 to Participation Agreement dated
June 30, 1998 by and among AIM Variable Insurance Funds, (formerly AIM
Variable Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life
Insurance and Annuity Company · Incorporated by reference to Post-Effective
Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 13, 2001.
(8.4)	Amendment dated July 12, 2002 to Participation Agreement dated as of June 30,
1998, as amended on October 1, 2000 and November 17, 2000 by and among
AIM Variable Insurance Funds, A I M Distributors, Inc., Aetna Life Insurance
Company and Annuity Company and Aetna Investment Services, LLC ·
Incorporated by reference to Post-Effective Amendment No. 32 to Registration
Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.
(8.5)	Service Agreement effective June 30, 1998 between Aetna Life Insurance and
Annuity Company and AIM Advisors, Inc. · Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No.
333-56297), as filed on August 4, 1998.

(8.6)	First Amendment dated October 1, 2000 to the Service Agreement dated June
30, 1998 between Aetna Life Insurance and Annuity Company and AIM
Advisors, Inc. · Incorporated by reference to Pre-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-49176), as filed on November
30, 2000.
(8.7)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund
on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. · Incorporated by reference to
Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8,
1998.
(8.8)	Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna
Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. · Incorporated by reference to Post-Effective Amendment No.
2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on
December 14, 1998.
(8.9)	Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among
Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna
GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. · Incorporated by reference to
Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on February 16, 2000.
(8.10)	Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31,
1999 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna
Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. · Incorporated by reference to Post-Effective Amendment No.
20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
April 4, 2000.
(8.11)	Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and

February 11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna
Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. · Incorporated by reference to Post-Effective Amendment No.
20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
April 4, 2000.
(8.12)	Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31,
1999, February 11, 2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund,
Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus
Investment Management, Inc. · Incorporated by reference to Post-Effective
Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 13, 2001.
(8.13)	Sixth Amendment dated as of June 19, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31,
1999, February 11, 2000, May 1, 2000 and February 27, 2001 among Aetna Life
Insurance and Annuity Company, Aeltus Investment Management, Inc. and
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna
Generations Portfolios, Inc. on behalf of each of its series and Aetna Variable
Portfolios, Inc. on behalf of each of its series · Incorporated by reference to
Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File
No. 33-75988), as filed on April 13, 2004.
(8.14)	Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund
on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Registration Statement on Form N-4 (File
No. 333-56297) as filed on June 8, 1998.
(8.15)	Amendment dated November 4, 1998 and effective as of October 15, 1998 to
Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund
on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 (File No. 333-56297), as filed on December
14, 1998.
(8.16)	Second Amendment dated February 11, 2000 to Service Agreement effective as of May 1, 1998 and amended on November 4, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund
on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-Effective Amendment No. 20 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4,
2000.
(8.17)	Third Amendment dated May 1, 2000 to Service Agreement effective as of May
1, 1998 and amended on November 4, 1998 and February 11, 2000 between
Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity
Company in connection with the sale of shares of Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna
GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-Effective Amendment No. 20 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4,
2000.
(8.18)	Fourth Amendment dated as of June 26, 2001 to Service Agreement with
Investment Advisor effective as of May 1, 1998, as amended on November 4,
1998, February 11, 2000 and May 1, 2000 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund
on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13,
2004.
(8.19)	Fund Participation Agreement dated December 1, 1997 among Calvert
Responsibly Invested Balanced Portfolio, Calvert Asset Management Company,
Inc. and Aetna Life Insurance and Annuity Company · Incorporated by
reference to Post-Effective Amendment No. 8 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on February 19, 1998.
(8.20)	Service Agreement dated December 1, 1997 between Calvert Asset Management
Company, Inc. and Aetna Life Insurance and Annuity Company · Incorporated
by reference to Post-Effective Amendment No. 8 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on February 19, 1998.

(8.21)	Fund Participation Agreement dated February 1, 1994 and amended on
December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March
1, 1996 between Aetna Life Insurance and Annuity Company, Variable
Insurance Products Fund and Fidelity Distributors Corporation · Incorporated by
reference to Post-Effective Amendment No. 12 to Registration Statement on
Form N-4 (File No. 33-75964), as filed on February 11, 1997.
(8.22)	Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995,
May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity
Distributors Corporation · Incorporated by reference to Post-Effective
Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370),
as filed on September 29, 1997.
(8.23)	Sixth Amendment dated as of November 6, 1997 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1,
1997 between Aetna Life Insurance and Annuity Company, Variable Insurance
Products Fund and Fidelity Distributors Corporation · Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4
(File No. 33-75964), as filed on February 9, 1998.
(8.24)	Seventh Amendment dated as of May 1, 1998 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997
and November 6, 1997 between Aetna Life Insurance and Annuity Company,
Variable Insurance Products Fund and Fidelity Distributors Corporation ·
Incorporated by reference to Registration Statement on Form N-4 (File No. 333-
56297), as filed on June 8, 1998.
(8.25)	Eighth Amendment dated as of December 1, 1999 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997,
November 6, 1997 and May 1, 1998 between Aetna Life Insurance and Annuity
Company, Variable Insurance Products Fund and Fidelity Distributors
Corporation · Incorporated by reference to Post-Effective Amendment No. 19 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February
16, 2000.
(8.26)	Fund Participation Agreement dated February 1, 1994 and amended December
15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996
between Aetna Life Insurance and Annuity Company, Variable Insurance
Products Fund II and Fidelity Distribution Corporation · Incorporated by
reference to Post-Effective Amendment No. 12 to Registration Statement on
Form N-4 (File No. 33-75964), as filed on February 11, 1997.
(8.27)	Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995,

May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity
Distributors Corporation · Incorporated by reference to Post-Effective
Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370),
as filed on September 29, 1997.
(8.28)	Sixth Amendment dated as of January 20, 1998 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1,
1997 between Aetna Life Insurance and Annuity Company, Variable Insurance
Products Fund II and Fidelity Distributors Corporation · Incorporated by
reference to Post-Effective Amendment No. 7 to Registration Statement on Form
S-6 (File No. 33-75248), as filed on February 24, 1998.
(8.29)	Seventh Amendment dated as of May 1, 1998 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997
and January 20, 1998 between Aetna Life Insurance and Annuity Company,
Variable Insurance Products Fund II and Fidelity Distributors Corporation ·
Incorporated by reference to Registration Statement on Form N-4 (File No. 333-
56297), as filed on June 8, 1998.
(8.30)	Eighth Amendment dated December 1, 1999 to the Fund Participation
Agreement dated February 1, 1994 and amended on December 15, 1994,
February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997,
January 20, 1998 and May 1, 1998 between Aetna Life Insurance and Annuity
Company, Variable Insurance Products Fund II and Fidelity Distributors
Corporation · Incorporated by reference to Post-Effective Amendment No. 19 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February
16, 2000.
(8.31)	Service Agreement effective as of June 1, 2002 by and between Fidelity
Investments Institutional Operations Company, Inc. and ING Financial Advisers,
LLC · Incorporated by reference to Post-Effective Amendment No. 33 to
Registration Statement on Form N-4 (File No. 33-75988), as filed on August 5,
2004.
(8.32)	Service Contract effective as of June 1, 2002 and amended on June 20, 2003 and by and between Directed Services, Inc., ING Financial Advisers, LLC, and
Fidelity Distributors Corporation · Incorporated by reference to Post-Effective
Amendment No. 33 to Registration Statement on Form N-4 (File No. 33-75988),
as filed on August 5, 2004.
(8.33)	First Amendment effective April 1, 2005 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 · Incorporated by reference to Post-Effective
Amendment No. 47 to Registration Statement on Form N-4 (File No. 33-75962),
as filed on November 21, 2006.
(8.34)	Second Amendment effective April 1, 2006 to Service Contract between Fidelity

Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 · Incorporated by reference to Post-Effective
Amendment No. 47 to Registration Statement on Form N-4 (File No. 33-75962),
as filed on November 21, 2006.
(8.35)	Participation Agreement dated as of July 20, 2001 by and among Franklin
Templeton Variable Insurance Products Trust, Franklin Templeton Distributors,
Inc. and Aetna Life Insurance and Annuity Company · Incorporated by
reference to Post-Effective Amendment No. 27 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(8.36)	Amendment dated as of January 2, 2002 to Participation Agreement dated as of
July 20, 2001 by and among Franklin Templeton Variable Insurance Products
Trust, Franklin Templeton Distributors, Inc., Aetna Life Insurance and Annuity
Company, Aetna Insurance Company of America, Golden American Life
Insurance Company and Direct Services, Inc. · Incorporated by reference to
Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on April 10, 2002.
(8.37)	Second Amendment dated December 10, 2003 to Participation Agreement dated
July 20, 2001 and as amended on January 2, 2002 by and among Franklin
Templeton Variable Insurance Products Trust, Franklin Templeton Distributors,
Inc., ING Life Insurance and Annuity Company, ING Insurance Company of
America, Golden American Life Insurance Company and Directed Services, Inc.
· Incorporated by reference to Post-Effective Amendment No. 32 to Registration
Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.
(8.38)	Third Amendment dated May 3, 2004 to Participation Agreement dated July 20,
2001 and as amended on January 2, 2002 and December 10, 2003 by and among
Franklin Templeton Variable Insurance Products Trust, Franklin Templeton
Distributors, Inc., ING Life Insurance and Annuity Company, ING Insurance
Company of America, Golden American Life Insurance Company and Directed
Services, Inc. and ReliaStar Life Insurance Company · Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4
(File No. 33-81216), as filed on April 12, 2005.
(8.39)	Amended and Restated Administrative Services Agreement executed as of
October 3, 2005 between Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING USA Annuity
and Life Insurance Company and ReliaStar Life Insurance Company ·
Incorporated by reference to Post-Effective Amendment No. 32 to Registration
Statement on Form N-4 (File No. 33-81216), as filed on April 11, 2006.
(8.40)	Participation Agreement dated April 30, 2003 among ING Life Insurance and
Annuity Company, The GCG Trust (renamed effective May 2, 2003, ING
Investors Trust) and Directed Services, Inc. · Incorporated by reference to Post-
Effective Amendment No. 54 to Registration Statement on Form N-4 (File No.
33-23512), as filed on August 1, 2003.
(8.41)	Amendment dated October 9, 2006 to the Participation Agreement dated April
30, 2003 among ING Life Insurance and Annuity Company, ING Investors Trust

and Directed Services, Inc. · Incorporated by reference to Post-Effective
Amendment No. 47 to Registration Statement on Form N-4 (File No. 33-75962),
as filed on November 21, 2006.
(8.42)	Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett
Series Fund, Inc. and Aetna Life Insurance and Annuity Company ·
Incorporated by reference to Post-Effective Amendment No. 27 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(8.43)	Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and
Aetna Life Insurance and Annuity Company · Incorporated by reference to Post-
Effective Amendment No. 27 to Registration Statement on Form N-4 (File No.
333-01107), as filed on October 26, 2001.
(8.44)	Fund Participation Agreement dated March 11, 1997 between Aetna Life
Insurance and Annuity Company and Oppenheimer Variable Annuity Account
Funds and OppenheimerFunds, Inc. · Incorporated by reference to Post-
Effective Amendment No. 27 to Registration Statement on Form N-4 (File No.
33-34370), as filed on April 16, 1997.
(8.45)	First Amendment dated December 1, 1999 to Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and
Oppenheimer Variable Annuity Account Funds and OppenheimerFunds, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 19 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(8.46)	Second Amendment dated May 1, 2004 to Fund Participation Agreement dated
March 11, 1997 and amended December 1, 1999 between ING Life Insurance and Annuity Company, OppenheimerFunds, Inc. and Oppenheimer Variable
Annuity Account Funds · Incorporated by reference to Post-Effective
Amendment No. 39 to Registration Statement on Form N-4 (File No. 33-75988),
as filed on April 10, 2007.
(8.47)	Service Agreement effective as of March 11, 1997 between OppenheimerFunds,
Inc. and Aetna Life Insurance and Annuity Company · Incorporated by
reference to Post-Effective Amendment No. 27 to Registration Statement on
Form N-4 (File No. 33-34370), as filed on April 16, 1997.
(8.48)	Fund Participation Agreement dated as of May 1, 2001 among Pilgrim Variable
Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim
Securities, Inc. · Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 333-01107), as filed on July 13,
2001.
(8.49)	Amendment dated August 30, 2002 between ING Life Insurance and Annuity
Company, ING Variable Products Trust (formerly known as Pilgrim Variable
Products Trust) and ING Funds Distributor to Fund Participation Agreement
dated May 1, 2001 · Incorporated by reference to Post-Effective Amendment
No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on
April 10, 2003.
(8.50)	Administrative and Shareholder Services Agreement dated April 1, 2001 between ING Funds Services, LLC and ING Life Insurance and Annuity
Company (Administrator for ING Variable Products Trust) · Incorporated by
reference to Post-Effective Amendment No. 28 to Registration Statement on
Form N-4 (File No. 33-75988), as filed on April 10, 2003.
(8.51)	Participation Agreement dated as of May 1, 2004 among ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable
Insurance Trust and PA Distributors LLC · Incorporated by reference to Post-
Effective Amendment No. 38 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 11, 2005.
(8.52)	Services Agreement dated as of May 1, 2004 between PIMCO Variable
Insurance Trust (the “Trust”), ING Life Insurance and Annuity Company and
ReliaStar Life Insurance Company (Administrative) · Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4
(File No. 333-01107), as filed on February 11, 2005.
(8.53)	Services Agreement effective as of May 1, 2004 between Pacific Investment
Management Company LLC (“PIMCO”), ING Life Insurance and Annuity
Company and ReliaStar Life Insurance Company · Incorporated by reference to
Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on February 11, 2005.
(8.54)	Fund Participation Agreement dated as of July 1, 2001 between Pioneer Variable
Contracts Trust and Aetna Life Insurance and Annuity Company · Incorporated
by reference to Post-Effective Amendment No. 27 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(8.55)	Amendment dated May 1, 2004 to Fund Participation Agreement dated as of July
1, 2001 between Pioneer Variable Contracts Trust and Aetna Life Insurance and
Annuity Company · Incorporated by reference to Post-Effective Amendment No.
40 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April
13, 2005.
(8.56)	Participation Agreement dated as of November 28, 2001 among Portfolio
Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna
Investment Services, LLC · Incorporated by reference to Post-Effective
Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962),
as filed on April 8, 2002.
(8.57)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and
Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna Investment Services LLC (to be renamed ING
Financial Advisers, LLC) to Participation Agreement dated November 28, 2001
· Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.
(8.58)	Amendment dated May 1, 2003 between ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC to the Participation
Agreement dated as of November 28, 2001 and subsequently amended on March

5, 2002 · Incorporated by reference to Post-Effective Amendment No. 28 to
Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10,
2003.
(8.59)	Amendment dated November 1, 2004 to the Participation Agreement between
ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on
March 5, 2002 and May 1, 2003 · Incorporated by reference to Post-Effective
Amendment No. 20 to Registration Statement on Form N-1A (File No. 333-
32575), as filed on April 1, 2005.
(8.60)	Amendment dated April 29, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on
March 5, 2002, May 1, 2003 and November 1, 2004 · Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4
(File No. 33-81216), as filed on April 11, 2006.
(8.61)	Amendment dated August 31, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated November 28, 2001 and subsequently amended on March
5, 2002, May 1, 2003, November 1, 2004 and April 29, 2005 · Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on
Form N-4 (File No. 33-81216), as filed on April 11, 2006.
(8.62)	Amendment dated December 7, 2005 to the Participation Agreement between
ING Partners, Inc., ING Life Insurance and Annuity Company and ING
Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003, November 1, 2004, April 29, 2005,
and August 31, 2005 · Incorporated by reference to Post-Effective Amendment
No. 32 to Registration Statement on Form N-4 (File No. 33-81216), as filed on
April 11, 2006.
(8.63)	Amendment dated April 28, 2006 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on
March 5, 2002, May 1, 2003, November 1, 2004, April 29, 2005, August 31,
2005 and December 7, 2005 · Incorporated by reference to Registration
Statement on Form N-4 (File No. 333-134760), as filed on June 6, 2006.
(8.64)	Shareholder Servicing Agreement (Service Class Shares) dated as of November
27, 2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity
Company · Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8,
2002.
(8.65)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and
Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) to the Shareholder Servicing Agreement (Service Shares)
dated November 27, 2001 · Incorporated by reference to Post-Effective

Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962),
as filed on April 8, 2002.
(8.66)	Amendment dated May 1, 2003 by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company to the Shareholder Servicing Agreement
(Service Class Shares) dated November 27, 2001, as amended on March 5, 2002
· Incorporated by reference to Post-Effective Amendment No. 28 to Registration
Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.
(8.67)	Amendment dated November 1, 2004 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company dated November 27, 2001, as amended on
March 5, 2002 and May 1, 2003 · Incorporated by reference to Initial
Registration Statement on Form N-4 (File No. 333-134760), as filed on June 6,
2006.
(8.68)	Amendment dated April 29, 2005 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company dated November 27, 2001, and amended on
March 5, 2002, May 1, 2003 and November 1, 2004 · Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4
(File No. 33-81216), as filed on April 11, 2006.
(8.69)	Amendment dated December 7, 2005 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company dated November 27, 2001, and amended on
March 5, 2002, May 1, 2003, November 1, 2004 and April 29, 2005·
Incorporated by reference to Initial Registration Statement on Form N-4 (File
No. 333-134760), as filed on June 6, 2006.
(8.70)	Amendment dated April 28, 2006 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company dated November 27, 2001, and amended on
March 5, 2002, May 1, 2003, November 1, 2004, April 29, 2005 and December 7,
2005 · Incorporated by reference to Registration Statement on Form N-4 (File
No. 333-134760), as filed on June 6, 2006.
(8.71)	Fund Participation Agreement effective as of May 1, 2004 between Wanger
Advisors Trust, Columbia Wanger Asset Management, LP, ING Life Insurance
and Annuity Company, and ReliaStar Life Insurance Company · Incorporated by
reference to Post-Effective Amendment No. 38 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on February 11, 2005.
(8.72)	Service Agreement with Investment Adviser effective as of May 1, 2004 between Columbia Wanger Asset Management, LP, ING Life Insurance and
Annuity Company, ING Insurance Company of America, and ReliaStar Life
Insurance Company. · Incorporated by reference to Post-Effective Amendment
No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 11, 2005.
(8.73)	Form of Rule 22c-2 Agreement dated _________, 2007 and effective on October
16, 2007 · Incorporated by reference to Post-Effective Amendment No. 48 to

Registration Statement on Form N-4 (File No. 33-75962), as filed on April 2007.

(9)	Opinion and Consent of Counsel

(10)	Consent of Independent Registered Public Accounting Firm

(11)	Not applicable

(12)	Not applicable

(13.1)	Powers of Attorney
(13.2)	Authorization for Signatures · Incorporated by reference to Post-Effective
Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986),
as filed on April 12, 1996.

Item 25. Directors and Officers of the Depositor*

Name and Principal	Positions and Offices with
Business Address	Depositor
Thomas J. McInerney[1]	Director and Chairman
Kathleen A. Murphy[1]	Director
Catherine H. Smith[1]	Director and Senior Vice President
Robert W. Crispin[3]	Director
David A. Wheat[2]	Director, Executive Vice President and Chief
Financial Officer
Brian D. Comer[1]	President
Steven T. Pierson[2]	Senior Vice President and Chief Accounting Officer
Sue A. Collins[1]	Senior Vice President, Chief Actuary and Appointed
Actuary
Boyd G. Combs[2]	Senior Vice President, Tax
Shaun P. Mathews[1]	Senior Vice President
David S. Pendergrass[2]	Senior Vice President and Treasurer
Stephen J. Preston[4]	Senior Vice President
Harry N. Stout[4]	Senior Vice President
Christopher Abreu[1]	Vice President and Actuary
Louis E Bachetti	Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ 07095
Pamela Mulvey Barcia[1]	Vice President
Ronald R. Barhorst[1]	Vice President
Jeoffrey A. Block[5]	Vice President
Ira S. Braunstein[2]	Vice President, Investments
Mary A. Broesch[4]	Vice President and Actuary

Kevin P. Brown[1]	Vice President
Robert P. Browne[2]	Vice President, Investments
Anthony V. Camp[1]	Vice President
Bruce Campbell[1]	Vice President and Actuary
Mary K. Carey-Reid[1]	Vice President
Virginia E. Carman[1]	Vice President
Kevin L. Christensen[5]	Vice President
Andrew C. Chua[6]	Vice President
Nancy D. Clifford[1]	Vice President
Dianne Clous[1]	Vice President
Patricia M. Corbett[5]	Vice President
Kimberly Curley[6]	Vice President and Actuary
Karen Czizik[6]	Vice President
J. Randolph Dobo[6]	Vice President
Michael C. Eldredge[1]	Vice President
Joseph Elmy[2]	Vice President, Tax
Patricia L. Engelhardt[1]	Vice President
Shari A. Enger[4]	Vice President
William A. Evans[1]	Vice President
Ronald E. Falkner[1]	Vice President
Daniel J. Foley	Vice President, Investments
259 N Radnor-Chester Rd., Suite 205
Radnor, PA 19087
John P. Foley[2]	Vice President, Investments
Stephen E. Gallant[2]	Vice President, Investments
Robert A. Garrey[1]	Vice President

Lisa S. Gilarde[1]	Vice President
Brian K. Haendiges[1]	Vice President
Steven J. Haun[5]	Vice President
June P. Howard[2]	Vice President
William S. Jasien[7]	Vice President
David A. Kelsey[1]	Vice President
Bart D. A. Kollen[1]	Vice President
Kenneth E. Lacy[2]	Vice President
Richard K. Lau[4]	Vice President and Actuary
Frederick C. Litow[2]	Vice President
Laurie A. Lombardo[1]	Vice President
William L. Lowe[1]	Vice President
Alan S. Lurty[4]	Vice President
Christopher P. Lyons[2]	Vice President, Investments
Barbara L. March[1]	Vice President
Richard T. Mason	Vice President
440 S. Warren St., Suite 300/702
Syracuse NY 13202
Gregory G. McGreevey[2]	Vice President, Investments
Gregory R. Michaud[2]	Vice President, Investments
Gregory J. Miller[1]	Vice President
Maurice M. Moore[2]	Vice President, Investments
Brian J. Murphy[1]	Vice President
Michael J. Murphy[4]	Vice President
Todd E. Nevenhoven[5]	Vice President
Joseph M. O’Donnell[8]	Vice President

Dawn M. Peck[2]	Vice President, Assistant Treasurer and Assistant
Secretary
Ethel Pippen[1]	Vice President
Deborah J. Prickett[5]	Vice President
Srinivas D. Reddy[1]	Vice President
Robert A. Richard[1]	Vice President
Linda E. Senker[4]	Vice President
Libby J. Soong[1]	Vice President and Chief Compliance Officer
Carl Steinhilber[1]	Vice President
Sandra L. Stokley[5]	Vice President
Alice Su4	Vice President and Actuary
Laurie M. Tillinghast[1]	Vice President
William J. Wagner[6]	Vice President, Investments
Kurt W. Wassenar[2]	Vice President, Investments
Christopher R. Welp[5]	Vice President
Paul L. Zemsky[3]	Vice President, Investments
Matthew L. Condos[1]	Actuary
William H. Leslie[1]	Actuary
Cheryl A. Poulin[1]	Actuary
Joy M. Benner[9]	Secretary
Jane A. Boyle[1]	Assistant Secretary
Diana R. Cavender[9]	Assistant Secretary
Linda H. Freitag[2]	Assistant Secretary
Daniel F. Hinkel[2]	Assistant Secretary
William H. Hope, III[2]	Assistant Secretary

Joseph D. Horan[2]	Assistant Secretary
Megan A. Huddleston[1]	Assistant Secretary
Rita J. Kummer[2]	Assistant Secretary
James M. May, III[2]	Assistant Secretary
Randall K. Price[9]	Assistant Secretary
Carol A. Semplice[1]	Assistant Secretary
James A. Shuchart[4]	Assistant Secretary
Patricia M. Smith[1]	Assistant Secretary
Edwina P. J. Steffer[9]	Assistant Secretary
John F. Todd[1]	Assistant Secretary
Susan M. Vega[9]	Assistant Secretary
Diane I. Yell[10]	Assistant Secretary
Glenn A. Black[2]	Tax Officer
Terry L. Owens[2]	Tax Officer
James H. Taylor[2]	Tax Officer

* These individuals may also be directors and/or officers of other affiliates of the Company.

1	The principal business address of these directors and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.

2	The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.

3	The principal business address of this director and this officer is 230 Park Avenue, New York, New York 10169.

4	The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

5	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.

6	The principal business address of these officers is 1290 Broadway, Denver, Colorado 80203.

7	The principal business address of this officer is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.

8	The principal business address of this officer is 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258.

9	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

10	The principal business address of this officer is 100 Washington Square, Minneapolis, Minnesota 55401.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 12 to Registration Statement on Form N-6 for ReliaStar Life Insurance Company of New York Variable Life Separate Account I of ReliaStar Life Insurance Company of New York (File No. 333-47527), as filed with the Securities and Exchange Commission on April 9, 2007.

Item 27. Number of Contract Owners

As of March 31, 2007, there were 81,292 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B of ING Life Insurance and Annuity Company.

Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(3); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

Section 33-777 of the statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the statute, ING America Insurance Holdings, Inc. maintains a Professional Liability umbrella insurance policy issued by an international insurer. The policy covers ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling interest of 50% or more. This would encompass the principal underwriter as well as the depositor. Additionally, the parent company of ING America Insurance Holdings, Inc., ING Groep N.V., maintains an excess umbrella cover with limits in excess of $125,000,000. The policy provides for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices, fiduciary and fidelity.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter

(a)

In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)).

Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Annuity Account C of ILIAC, Variable Annuity Account I of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life

Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b) The following are the directors and officers of the Principal Underwriter:

Name and Principal	Positions and Offices with
Business Address	Principal Underwriter
Ronald R. Barhorst	Director and President
4225 Executive Square
La Jolla, California 92037
Brian D. Comer[1]	Director and Senior Vice President
William L. Lowe[1]	Director and Senior Vice President
Kathleen A. Murphy[1]	Senior Vice President
Boyd G. Combs[2]	Senior Vice President, Tax
William Jasien[3]	Senior Vice President
Louis E. Bachetti	Senior Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ 07095
Susan J. Stamm[1]	Chief Financial Officer
Pamela Mulvey Barcia[1]	Vice President
Robert H. Barley[1]	Vice President
David A. Brounley[1]	Vice President
Anthony V. Camp, Jr.[1]	Vice President
Mary Kathleen Carey-Reid[1]	Vice President
Virginia E. Carman[1]	Vice President
Nancy D. Clifford[1]	Vice President
Dianne Clous[1]	Vice President
James Dake[1]	Vice President

William P. Elmslie	Vice President
New York, New York
Joseph J. Elmy[2]	Vice President, Tax
Brian K. Haendiges[1]	Vice President
Bernard P. Heffernon	Vice President
10740 Nall Ave., Ste. 120
Overland Park, KS 66211
David Kelsey[1]	Vice President
Christina Lareau[1]	Vice President
George D. Lessner	Vice President
Richardson, Texas
Katherine E. Lewis	Vice President
2675 N Mayfair Road, Ste. 501
Milwaukee, WI 53226
David J. Linney	Vice President
2900 N. Loop W., Ste. 180
Houston, TX 77092
Frederick C. Litow[2]	Vice President
Mark R. Luckinbill	Vice President
2841 Plaza Place, Ste. 210
Raleigh, NC 27612
Richard T. Mason	Vice President
440 S. Warren St., Ste. 702
Syracuse, NY 13202
David Pendergrass[2]	Vice President and Treasurer
Ethel Pippin[1]	Vice President
Srinivas D. Reddy[1]	Vice President
Dawn M. Peck[2]	Vice President, Assistant Treasurer and Assistant
Secretary
Deborah Rubin[3]	Vice President

Todd Smiser	Vice President
Lisle, Illinois
Frank W. Snodgrass	Vice President
150 4th Ave., N., Ste. 410
Nashville, TN 37219
Terran Titus[1]	Vice President
S. Bradford Vaughan, Jr.	Vice President
601 Union St., Ste. 810
Seattle, WA 98101
O. V. Williams	Vice President
444 Seabreeze Blvd.
Daytona Beach, FL 32114
Forrest R. Wilson	Vice President
2202 N. Westshore Blvd.
Tampa, Florida 33607
Judeen T. Wrinn[1]	Vice President
Therese M. Squillacote[1]	Vice President and Chief Compliance Officer
Joy M. Benner[4]	Secretary
Diana R. Cavender[4]	Assistant Secretary
Randall K. Price[4]	Assistant Secretary
Edwina P. J. Steffer[4]	Assistant Secretary
John F. Todd[1]	Assistant Secretary
Glenn A. Black[2]	Tax Officer
Terry L. Owens[2]	Tax Officer
James H. Taylor[2]	Tax Officer

1	The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.

2	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.

3	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.

4	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

(c) Compensation to Principal Underwriter:

(1)	(2)	(3)	(4)	(5)

Name of	Net Underwriting	Compensation
Principal	Discounts and	on Redemption	Brokerage
Underwriter	Commissions	or Annuitization	Commissions	Compensation*

ING Financial				$2,507,216.09
Advisers, LLC

*

Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of ING Life Insurance and Annuity Company during 2006.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by ING Life Insurance and Annuity Company at 151 Farmington Avenue, Hartford, Connecticut 06156 and at ING Americas at 5780 Powers Ferry Road, Atlanta, Georgia 30327-4390.

Item 31. Management Services

Not applicable Item 32. Undertakings Registrant hereby undertakes:

(a)

to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)

to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-75996) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 13th day of April, 2007.

VARIABLE ANNUITY ACCOUNT B OF

ING LIFE INSURANCE AND ANNUITY COMPANY

(Registrant)

By:	ING LIFE INSURANCE AND ANNUITY
COMPANY
(Depositor)

By:	Brian D. Comer*

Brian D. Comer
President

As required by the Securities Act of 1933, this Post-Effective Amendment No. 35 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Brian D. Comer*	President	)

Brian D. Comer	(principal executive officer))
)
Thomas J. McInerney*	Director and Chairman	) April

Thomas J. McInerney		) 13, 2007
)
Kathleen A. Murphy*	Director	)

Kathleen A. Murphy		)
)
Catherine H. Smith*	Director and Senior Vice President	)

Catherine H. Smith		)
)
Robert W. Crispin*	Director	)

Robert W. Crispin		)
)
David A. Wheat*	Director, Executive Vice President and Chief Financial	)

David A. Wheat	Officer	)
)
Steven T. Pierson*	Senior Vice President and Chief Accounting Officer	)

Steven T. Pierson	)

By: /s/ Michael A. Pignatella

Michael A. Pignatella
*Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT B
EXHIBIT INDEX
Exhibit No.	Exhibit
99-B.9	Opinion and Consent of Counsel
99-B.10	Consent of Independent Registered Public Accounting Firm
99-B.13.1	Powers of Attorney